This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the semi-annual report for the PIMCO Funds Pacific Investment Management Series.


September 30, 1998

PIMCO Funds
Pacific
Investment
Management
Series

Long-Term U.S.
Government

Foreign Bond

Global Bond II

Emerging Markets
Bond

High Yield

Municipal Bond

Total Return

Real Return Bond

Low Duration

Short-Term

Money Market

StocksPLUS


PIMCO Funds Shareholder Update

[GRAPHIC APPEARS HERE]

Investors searching for yield in today's bond market will want to consider the opportunities discussed on page 4.


Inside this update:

Page 2  Letter From PIMCO Funds Chairman

Page 3  Market Review

Page 4  Today's Investor

Searching for Yield in Today's Market

Page 6  Manager Spotlight

Bill Gross of Pacific Investment Management

Page 7  In the News

Recent News on the PIMCO Funds

Page 8  Investor Services: PIMCO Funds Web site Update; New Transfer Agent

Page 9  Overview: Comprehensive Fund Family

Page 10 PIMCO Funds Pacific Investment Management Series
        September 30, 1998 Semi-Annual Report

                                              [LOGO OF PIMCO FUNDS APPEARS HERE]

Chairman's
Letter




Dear Fellow Shareholder:


Despite the negative impact of foreign events during the third quarter of 1998, for the one-year period ended September 30, 1998 stocks were up 9.0% (as measured by the Standard & Poor's 500 Index of stocks). The bond market actually benefited from international unrest, as long-term Treasury securities reached historically low yields and the overall market, as measured by the Lehman Brothers Aggregate Bond Index, posted an 8.3% increase.

Overall, the funds in the PIMCO Funds Pacific Investment Management Series also did well in this environment. For a complete analysis of each Fund's performance and the related financial statements, turn to page 10.

In addition to this important shareholder information from the Trustees, this update includes stock and bond market commentary from PIMCO Funds portfolio managers, an interview with PIMCO'S Bill Gross and a number of bond market investment strategies that you may want to discuss with your financial advisor.

As always, we appreciate the trust you have placed in us through your investments. We will continue to work hard to help you meet your financial objectives. If you have any questions regarding your investment, please contact your financial advisor, or call us at 1-800-426-0107. Or, visit our Web site at www.pimcofunds.com.



Sincerely,



/s/ Brent R. Harris


Brent R. Harris
Chairman of the Board

October 23, 1998

Market
Review


The Bond Market
Good Times for Bonds


Six months ago in our annual report to shareholders we predicted the yield on long-term U.S. Treasury bonds could drop to 5%. This target was reached, and then late in the third quarter yields went on to fall below 5% for the first time since 1967. And, as bond prices move in the opposite direction of yields, prices of Treasuries soared.

Plunging interest rates led to strong gains in the prices of bonds.

-----------------------------------
      30 YEAR TREASURY RATES
-----------------------------------
   9/97                  6.295
-----------------------------------
                         6.431
-----------------------------------
                          6.44
-----------------------------------
                         6.274
-----------------------------------
                         6.154
-----------------------------------
                         6.156
-----------------------------------
                         6.114
-----------------------------------
                         6.034
-----------------------------------
                         6.055
-----------------------------------
                         6.085
-----------------------------------
                         5.926
-----------------------------------
                         5.923
-----------------------------------
                         5.901
-----------------------------------
                         5.839
-----------------------------------
                         5.729
-----------------------------------
                          5.81
-----------------------------------
                         5.971
-----------------------------------
                         5.801
-----------------------------------
                         5.921
-----------------------------------
                          5.85
-----------------------------------
                         5.872
-----------------------------------
                         5.924
-----------------------------------
                          6.02
-----------------------------------
                         5.894
-----------------------------------
                         5.886
-----------------------------------
                         5.959
-----------------------------------
                         5.795
-----------------------------------
                         5.882
-----------------------------------
                         5.877
-----------------------------------
                         5.946
-----------------------------------
                         5.934
-----------------------------------
                         5.978
-----------------------------------
                         5.973
-----------------------------------
                         5.901
-----------------------------------
                         5.803
-----------------------------------
                         5.788
-----------------------------------
                         5.663
-----------------------------------
                          5.67
-----------------------------------
                         5.633
-----------------------------------
                           5.6
-----------------------------------
                         5.626
-----------------------------------
                         5.747
-----------------------------------
                         5.687
-----------------------------------
                         5.714
-----------------------------------
                         5.632
-----------------------------------
                         5.541
-----------------------------------
                         5.434
-----------------------------------
                         5.339
-----------------------------------
                         5.289
-----------------------------------
                          5.23
-----------------------------------
                         5.148
-----------------------------------
   9/98                   5.11
-----------------------------------

The Treasury market benefited from continued global turmoil. Asian financial woes spread to Russia, and concern grew over problems in Brazil and Latin America. Investor confidence was further unsettled by the unwillingness of the International Monetary Fund to step in and buoy the failing Russian economy. These uncertain conditions led to a massive flight to quality, as investors around the world sought safety by pouring assets into U.S. Treasuries.

While Treasuries prospered, some other sectors of the fixed income market missed out on the rally. For example, investment grade corporate bonds, along with high yield bonds, were hurt by fears that global problems would affect U.S. corporate earnings and growth. Although the municipal bond market did not benefit from the global flight to quality, the sector is currently experiencing a resurgence, with some non-taxable yields actually higher than Treasuries.

Going forward, we expect to see more troubled countries acting to defend their currencies. Many will hike up interest rates, as Brazil has done. This typically leads to slowing growth. Other countries may favor the route taken by Malaysia--imposing capital controls--which hurts liquidity. In either case, we expect to see an increase in financial uncertainties around the world. For additional details on our view of the global economy please refer to the interview with Bill Gross on page 6.

Domestically, we expect the economy to continue to slow. We believe the Federal Reserve will need to act in order to buoy the U.S. economy and increase global liquidity. As such, we expect further interest rate cuts, reducing the Fed Funds rate to the 4-4.5% range in the coming year. If inflation remains in its current low range, as we expect, the real rate of return on bonds should continue to be historically high, making this a relatively attractive opportunity for bond investors.


The Stock Market
Equities Slow Down

After continuing its run in the first two quarters of 1998, the bull market finally hit a speed bump in the third quarter. From a peak of 9337 on July 17, the Dow Jones Industrial Average closed on September 30 at 7842. Though this has been a significant short-term drop, the Dow has done very well relative to where it was when the seven-year bull market began in October 1991. At that point the Dow stood at a mere 2365.


-----------------------------------
         S&P 500 INDEX
-----------------------------------
   9/97                  965.04
-----------------------------------
                         966.98
-----------------------------------
                         944.16
-----------------------------------
                         941.64
-----------------------------------
                         914.62
-----------------------------------
                         927.51
-----------------------------------
                         928.35
-----------------------------------
                         963.09
-----------------------------------
                          955.4
-----------------------------------
                         983.79
-----------------------------------
                         953.39
-----------------------------------
                         946.78
-----------------------------------
                         936.46
-----------------------------------
                         975.04
-----------------------------------
                         927.69
-----------------------------------
                         961.51
-----------------------------------
                         957.59
-----------------------------------
                         980.28
-----------------------------------
                        1012.46
-----------------------------------
                        1020.09
-----------------------------------
                        1034.21
-----------------------------------
                        1049.34
-----------------------------------
                        1055.69
-----------------------------------
                        1068.61
-----------------------------------
                        1099.16
-----------------------------------
                        1095.44
-----------------------------------
                         1122.7
-----------------------------------
                        1110.67
-----------------------------------
                        1122.72
-----------------------------------
                         11O7.9
-----------------------------------
                           1121
-----------------------------------
                        1108.14
-----------------------------------
                        1108.73
-----------------------------------
                        1110.47
-----------------------------------
                        1090.82
-----------------------------------
                        1113.86
-----------------------------------
                        1098.84
-----------------------------------
                        1100.65
-----------------------------------
                         1133.2
-----------------------------------
                        1146.42
-----------------------------------
                        1164.33
-----------------------------------
                        1186.75
-----------------------------------
                         1140.8
-----------------------------------
                        1120.67
-----------------------------------
                        1089.45
-----------------------------------
                        1062.75
-----------------------------------
                        1081.18
-----------------------------------
                        1027.14
-----------------------------------
                         973.89
-----------------------------------
                         1009.6
-----------------------------------
                        1020.09
-----------------------------------
   9/98                 1044.75
-----------------------------------

Foreign economic unrest led to a sharp decline in the price of stocks.

[LINE GRAPH APPEARS HERE]

This decline has been anticipated for several years, as the dramatic returns of this decade have been unprecedented. But what precipitated the decline was perhaps surprising: a global economic crisis that began in Asia last year and spread to Russia and potentially Latin America and Canada as well.

The Asian currency crisis first appeared in 1997, causing a domestic stock market correction last October, as investors feared Asian woes and cheap imports would affect United States GDP. The market quickly recovered and continued to rise through the second quarter of 1998, as investors' fears of 'Asian contagion' subsided. But, in the third quarter, the spread of the crisis to other economies was not well received by investors--nor were reduced earnings expectations for many corporations, especially those with international exposure.

As a result, third quarter results were lackluster. Few sectors performed well, with the exception of non-cyclical stocks such as health care and consumer staples. Utility stocks declined only modestly, as they are considered a safer harbor in volatile markets, and gold stocks rose.

Large-cap stocks, despite more international exposure, outperformed small-caps. Internationally, most regions saw poor performance. Asia, Europe and Latin America were all hard hit, with a few country-specific exceptions.

Looking ahead, we believe the long-anticipated decline will ultimately prove to be healthy for the stock market. This descent could serve to temper runaway P/E ratios and the "irrational exuberance" that Federal Reserve Chairman Alan Greenspan warned against. We see a continued lowering of interest rates in the near-term and believe that, currently, fundamentals remain sound for many domestic companies. We also believe the correction has served to underscore the importance of portfolio diversification and long-term investing.

Today's
Investor


Searching for Yield in Today's Bond Market


[GRAPHIC APPEARS HERE]

While international uncertainties have shaken the stock market dramatically for the past year, they have greatly benefited the bond market. Around the world, many nervous stock investors re-allocated their assets, searching for a more secure place to invest. Most of these assets were invested in what is perceived as the safest haven of all, U.S. Treasury securities. As a result, the bond market has thus far had a strong 1998. As global turmoil grew and money flew into Treasuries, prices went up and yields--which move in the opposite direction of price--came down to historic lows. This rally has benefited bond funds that seek total return, as the overall value of their assets has gone up. However, bond investors primarily seeking current income may be concerned. Should investors expect yields to bounce back up again? If not, where are the best yield opportunities going forward?


[GRAPHIC APPEARS HERE]

Set Realistic Expectations

It is time for all investors--stock and bond alike--to adjust their expectations. The U.S. can't remain immune to the problems plaguing the global economy, and we are already seeing the effects in our financial markets. Therefore, rather than comparing your returns and yields with what you earned on investments over the last few years, you should start evaluating them relative to long-term historical averages.

Focus on "Real" Yield

While today's bond yields may appear low, the "real" yield is actually quite high. "Real" yield is the yield after taking into account the effect of inflation. For example, a bond fund might yield 8%, but if inflation is 4%, an investor's "real" yield would only be 4% (yield - inflation = real yield). Today's 1-2% inflation is so low that "real" yields are very attractive when compared to historical averages. For Treasury bonds, the historical average for real yields is 1.8%--yet today, real yields are 3-5%. In addition, many expect inflation to continue dropping to the 0-1% level.

--------------------------------------------------------------------------------
Calculating Real Yields
--------------------------------------------------------------------------------
                                  1926-1997                   September 30, 1998
--------------------------------------------------------------------------------
Bond Yield                           5.3%                            5.0%
--------------------------------------------------------------------------------
Inflation                            3.1%                            1.5%
--------------------------------------------------------------------------------
"Real Yield"                         2.2%                            3.5%

"Real yield" based on yield of 30-year Treasury bonds, less the rate of inflation (represented by the CPI). Yields are not representative of any PIMCO Fund. Source: Ibbotson Associates. Past performance is no indication of future results.


Today's Bond Market Options

Wherever bond investors turn, there is potential for attractive "real" yields. In particular, there are several segments of the bond market offering timely opportunities. Investors who can withstand some principal risk may want to consider mutual funds that invest in municipal bonds, select corporate bonds, "higher quality" below investment-grade bonds, and short-term bonds instead of cash.

Municipal Market

Municipal bonds can offer investors higher after-tax yields than Treasuries at still-attractive prices. Historically, muni bonds provided yields that were between 82-85% of the yields on comparable U.S. Treasuries--and the yield from municipal bonds and municipal bond funds is tax free.* Today, municipals look even better. As of September 30, 1998, municipal bonds were yielding an exceptionally high average of 98% of Treasuries. That means that you earn government bond-like yields--for income which is not subject to federal income taxes.

The municipal bond sector is currently experiencing opportunities due to several factors. First of all, foreign investors seeking quality in U.S. Treasuries bypassed municipal bonds, as these investors don't benefit from the tax-free status. Secondly, the low interest rate environment has spurred state and local governments to issue new bonds, creating an oversupply of municipal bonds. These factors have helped hold down municipal bond prices and buoy yields to these high relative levels.

High-Quality Corporates

For investors who are willing to take on additional credit risk, higher yields can be found in the corporate bond market. As of the end of September, the spread for the yield on BB-rated industrial company bonds over the yield on 10-year U.S. Treasuries was 390 basis points (3.9%)--as wide as it has been since December 1991. This spread obviously reflects the increased risk associated with corporates, but some market analysts believe the spread is more than warranted by fundamentals and that there are excellent opportunities among quality companies.


The Spread Widens

The difference in treasury vs. corporate yields has expanded during the past three years

------------------------------------------------------------
 Spread Widens             Treasury              Corporate
------------------------------------------------------------
    9/95                        6.2                   8.83
------------------------------------------------------------
                               5.71                   8.59
------------------------------------------------------------
                               6.27                   8.86
------------------------------------------------------------
                               6.91                   9.11
------------------------------------------------------------
                               6.83                   8.85
------------------------------------------------------------
                                6.3                   8.51
------------------------------------------------------------
                               6.69                   8.79
------------------------------------------------------------
                               6.49                   8.28
------------------------------------------------------------
                               6.21                      8
------------------------------------------------------------
                               5.81                    8.1
------------------------------------------------------------
                               5.65                   8.14
------------------------------------------------------------
                                5.5                    8.4
------------------------------------------------------------
    9/98                       4.81                   8.71
------------------------------------------------------------

Source: Bloomberg for the three-year period ended 9/30/98. Treasury yield based on 10-year Treasury bond yield. Corporate yield based on BB-rated corporate bond yield. Past performance is no guarantee of future results. Yields are not representative of any PIMCO Fund.


High Yield Market

The high yield market has been hit hard by market volatility and investor fears, leading to some widely publicized disappointments from certain high yield bond funds. But this market has recently moved back into more reasonable valuations, and there appear to be opportunities for the careful investor. Keep in mind that security selection and sector allocation will likely be the keys to positive performance going forward.

Rather than over-reaching for yield and taking on too much risk, many financial advisors recommend considering a mutual fund that takes a more conservative approach to this higher risk market. Therefore, a fund that emphasizes higher quality below-investment grade securities could be a prudent strategy. While this more cautious approach may not provide the yields of recent years, it could help protect against potential downturns.


Short-Term Bonds

For your cash requirements, shorter-term bond funds can be a more attractive investment because they generally offer higher yields than money markets and guaranteed CDs. Investing in shorter-term bond funds can also help temper the volatility of more aggressive investments. For example, short-term bond funds generally are much more stable in terms of net asset value (NAV) than long-term bond funds and stock funds.

While the yields on one- and two-year Treasuries have declined, resulting in good price appreciation for these bonds, they remain higher than the yields on most CDs and money market accounts. It's important to note that, unlike CDs, short-term bond funds are not guaranteed as to repayment of principal and interest. In addition, their share prices can fluctuate, either up or down, depending on market conditions.


Outperforming CDs

Short-term bond funds have delivered higher yields than CDs

-----------------------------------------------------------------
 Outperforming CDs         Short-term bonds funds           CDs
-----------------------------------------------------------------
    9/93                       5.15                         2.69
------------------------------------------------------------------
                               5.14                         2.73
------------------------------------------------------------------
                               5.19                            3
------------------------------------------------------------------
                               5.29                          3.5
------------------------------------------------------------------
                               5.69                         3.89
------------------------------------------------------------------
                               6.22                          5.1
------------------------------------------------------------------
                               5.98                         4.84
------------------------------------------------------------------
                                6.1                         4.79
------------------------------------------------------------------
                               6.95                          4.6
------------------------------------------------------------------
                               6.21                         4.75
------------------------------------------------------------------
                               5.95                          4.4
------------------------------------------------------------------
                               5.82                         4.65
------------------------------------------------------------------
                                5.7                          4.7
------------------------------------------------------------------
                               6.03                          4.7
------------------------------------------------------------------
                               5.87                          4.7
------------------------------------------------------------------
                               5.88                          4.8
------------------------------------------------------------------
                               5.87                          4.7
------------------------------------------------------------------
                               6.33                          4.8
------------------------------------------------------------------
                               5.83                         4.65
------------------------------------------------------------------
                               5.62                          4.6
------------------------------------------------------------------
    9/98                       5.45                          4.5
------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. and Banxquote Money Market for 6-month CD yield. Short-term bond fund yield based on Lipper Short-Term Fund Average and is calculated by Lipper Analytical Services. It does not take into account any sales charges. Past performance is no guarantee of future results. Yields are not representative of any PIMCO Fund.

Today's bond investor will most likely not see the yields they have in recent years, but there are still plenty of attractive opportunities in virtually every sector of the bond market. What is important to keep in mind is that on a "real," or after-inflation basis, yields are at historically high levels. Now could be the ideal time to consult with your financial advisor and re-evaluate your bond portfolio holdings.


* Income from federal municipal bonds is subject to state and local taxes, and may, at times, be subject to the alternative minimum tax.

Manager
Spotlight


Managing Director and Founder of Pacific Investment Management Company
Bill Gross


Bill Gross is a Managing Director and founder of Pacific Investment Management Company, a PIMCO Advisors institutional investment firm. He is also the portfolio manager of the highly-rated PIMCO Total Return and Low Duration Funds, and is leader of the team that manages the Short-Term and StocksPLUS Funds.
Mr. Gross' views on the financial markets are regularly featured in The Wall Street Journal, Barron's, Money magazine and The New York Times. We recently spoke with him regarding his latest outlook for the economy and the bond market.

Q: What do you see as the biggest threat to the U.S. economy?

A: Deflation. Simply stated, deflation is an annual price decrease in goods and services, often accompanied by recession. This is a threat that most Americans have only read about in their history books. But in the 1930s, deflation led the U.S.--and much of the world--to bread lines and 25% unemployment. Once it was overcome, many thought we would never see it again.

[PHOTO APPEARS HERE]

Q: What is the current condition of the global economy with regard to deflation?

A: While the U.S. is just now beginning to experience the symptoms of deflation, much of the global economy has been bedridden for some time. Japan has been "deflating" for nearly five years, and Southeast Asia caught the bug in mid-1997. Since that time, one nation after another has succumbed to its ravages, with Russia being its most recent victim. Not only was Russia forced to devalue the ruble, but it defaulted on hundreds of billions of dollars of debt, threatening countries in continents as far away as South America. North America may be next.

Q: After an absence of more than fifty years, what caused deflation to return?

A: The germ of deflation was bred in an atmosphere of idyllic capitalistic optimism after the fall of the Iron Curtain. Not only did Eastern Europe turn capitalist, but Asia, South America and even Mexico took on a new glow that promised expanding markets and escalating profits.

Hundreds of billions of dollars in loans poured out of U.S., Japanese and European banks to finance nascent capitalism in emerging markets. The problem was that there were limits to the ability of economic societies, especially those in capitalistic infancy, to absorb new production. For example, only so many cars can be bought in the short run because emerging nations have so few roads on which to drive them.

When the collective global economy finally discovered it was producing too many things for too few customers, it held a "garage sale." Prices came down, inventory was sold and some of the bills were paid off. But under deflationary conditions, the inventory did not sell at a high enough price to pay off all the debts. In fact, because many emerging nations borrowed money denominated in U.S. dollars instead of their own local currencies, their debts have skyrocketed as the dollar has risen and their own currencies have done nothing but sink. This is deflation at its worst, as country after country crumbles under the burden of too much supply, sinking prices and an overarching burden of too much debt.

Q: But how does this affect the United States?

A: We are part of a global economy, and if an increasing number of countries are effectively bankrupt, we have fewer and fewer potential customers. Keep in mind that our stock market is fed by global profits and our consumers are increasingly fed by our stock market. And that is the reason why the stock market has been down--it smells a decline in corporate profits, if not the economy itself, brought on by worldwide deflation that is difficult to reverse.

Q: How can we reverse deflation?

A: What's required is a dose of lower interest rates in the U.S. and Europe, as well as a reversal of fiscal attitudes that stress the necessity for balanced budgets at all costs and under all circumstances. That, of course, requires strong political leadership and strong central bank policy. The world desperately needs new policies, new solutions and strong leaders in order to combat deflation in a global economy.

The views of Mr. Gross are not indicative of any future performance of any PIMCO Fund.

In The
News


Recent News on PIMCO Funds


The PIMCO Funds and their institutional portfolio managers are regularly featured in the press. Here is a sample of some recent articles.

 . Pacific Investment Management Company, PIMCO Advisors' institutional bond management firm, was featured in the June 6th issue of Morningstar Mutual Funds. It said the firm has "made strategic use of emerging markets and high yield issues within an overall strategy of risk control" and it is "in the best position to wring whatever excess returns are available out of the market." Also in June, Barron's said the firm is "one of the world's leading money management companies, with a terrific long-term record."

 . In August 1998, Morningstar praised the PIMCO High Yield Fund, saying it had "superior performance, achieved with less credit risk."

 . In a review of PIMCO Short-Term Fund, Morningstar (8/98) said it "has one of the (ultra-short bond) category's better risk/reward profiles' and that "investors will be hard put to find a more attractive ultra-short vehicle."

 . Of the Low Duration Fund, Morningstar (8/98) said, "this offering is easily one of the (short-term bond) category's most attractive options...it has managed to consistently rank near the top of the category, and its trailing returns are all excellent."

 . The press is taking notice of the high-tech PIMCO Innovation Fund. In June, Business Week, Barron's and SmartMoney featured the Fund and portfolio manager Tony Rizza. And in May, Morningstar praised the Fund, saying its "aggressive tendencies have fueled strong performance during technology rallies. What's surprising, though, is that the Fund has also performed decently when tech has hit a pothole."

 . The insights of Bill Gross, manager of the PIMCO Total Return, Low Duration, Short-Term and StocksPLUS Funds, continue to be sought out by the press. During the last quarter, his views appeared in The Wall Street Journal, Barron's, Business Week, SmartMoney, and on CNN, CNBC and the Fox News Network.

Morningstar Inc., an independent organization, provides investors with information regarding a wide range of investment products. One service offered by Morningstar is assigning star ratings to the mutual funds it tracks. Funds begin to be rated once they have a three-year record. The highest Morningstar rating is five-stars, and the lowest rating is one-star. Following are the PIMCO Fund family's five- and four-star rated Funds as of September 30, 1998.


--------------------------------------------------------------------------------
 PIMCO STOCK FUNDS         Overall       3 Year         5 Year          10 Year
--------------------------------------------------------------------------------
 EQUITY INCOME             ****          4              4               -
 STOCKSPLUS                *****         5              5               -
 CAPITAL APPRECIATION      ****          4              4               -
 GROWTH                    ****          4              3               4

--------------------------------------------------------------------------------
 PIMCO BOND FUNDS          Overall       3 Year         5 Year          10 Year
--------------------------------------------------------------------------------
 FOREIGN BOND              *****         5              5               -
 HIGH YIELD                *****         5              5               -
 TOTAL RETURN              *****         5              4               5
 LOW DURATION              *****         5              5               5
 SHORT-TERM                *****         5              5               5

The chart above is based on September 30, 1998 Morningstar ratings. During the 3-, 5- and 10-year periods there were 2,678, 1,584 and 713 domestic equity funds and 1,491,940 and 346 taxable bond funds rated, respectively.

Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to monthly changes. Therefore, past ratings are not a guarantee of future results. Overall ratings are calculated from a fund's 3-, 5- and 10-year (if applicable) average annual total returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. With the exception of Growth C, ratings are based on institutional class shares. Class A, B and C shares, which were initially offered on 1/17/97, have not yet been rated by Morningstar. Had Class A, B and C shares been in existence for the same time period as the institutional class shares, they may have received different ratings due to Class A, B and C shares' higher expense and sales charges. 5-star ratings are limited to the top 10% of funds in an investment category, the next 22.5% earn 4 stars, and the next 35% earn 3 stars. Institutional class shares generally have a $5 million minimum investment. Under special circumstances, institutional shares may be available. Call for details.

Investor
Services


Announcing New Transfer Agent for PIMCO Funds

At PIMCO Funds, we are always looking for ways to improve the service you receive from us. After careful review, we have selected First Data Investor Services Group, Inc. as the new transfer agent for the PIMCO Funds. The Funds' transfer agent is responsible for maintaining account records and shareholder servicing. First Data has more than 15 years experience in servicing mutual fund shareholders.

We are excited about the many service enhancements that will occur, including:

 .  expanded Customer Service Representative hours
 .  a simplified 24-hour automated telephone account information system
 .  new, redesigned quarterly consolidated account statements*
 .  a single account number for all your PIMCO Funds accounts*
 .  access to your PIMCO Funds account on our Web site--www.pimcofunds.com*
(see " What's New" story below)
 .  transaction capability through the PIMCO Funds Web site (expected in 1999).*

We anticipate that this change will become effective at the end of 1998 or early 1999, at which time a letter will be sent to all direct account shareholders advising them of the change. When the change occurs, you will receive an account statement that includes your new account number and current fund balances. In addition, you will receive information on how to read your new account statement, and how to use our 24-hour automated telephone system.

This change in statements will affect direct accounts only--those accounts where the shareholder presently receives statements directly from PIMCO Funds. This will not affect the management of your PIMCO Funds investment, and there will be no increase in fees to the Funds as a result of this change.

Again, we are excited about the increased level of service that the change to First Data will bring to our shareholders. If you have any questions or comments, you will continue to be able to contact us directly at 1-800-426-0107.

*Applies to direct accounts only.

What's New @ www.pimcofunds.com

If you've visited the PIMCO Funds Web site, you know that we provide "one-stop" access to the most timely and complete information available on all of the PIMCO Funds. There's always room for improvement, however, and so we are pleased to announce an enhancement to the site that will make it even more useful.

Now, access your account--securely--on-line Shareholders with direct accounts are now able to access their accounts on-line.* A direct account is an account where the shareholder receives statements directly from PIMCO Funds. To access your account, click on the "My PIMCO Funds Account" on the site's Home Page. This link brings you to a page where you will enter your PIN (Personal Identification Number) and Social Security number.

Your PIMCO Funds Customer Service Representative can provide you with a temporary PIN over the phone. Call 1-800-426-0107, Monday Friday, 8:00am 8:00pm ET.

We know how important your privacy is, so we've employed 128-bit encryption-- highest level available on the Internet. If your Web browser does not support this level of encryption, you will get a message indicating your browser needs to be upgraded. Simply follow the links provided for information on how to download a browser that meets our security requirements.

Once you gain access to your account, you'll be able to:

 . view your current account balance (both for individual funds and your account total)
 . check recent transactions
 . see cumulative distributions for both the current and previous year (such as dividends and capital gains)
 . change your PIN.

Also, remember the site features "My Portfolio," which enables you to track the market value of your entire investment portfolio--PIMCO Funds as well as other funds, stocks, futures and options holdings. If you have any comments or questions about the site, please call us today at 1-800-426-0107. Or use the e-mail feature of the site to contact us.

*Pending change of transfer agent.

The PIMCO Funds Family


PIMCO Funds offers unique access to the institutional investment capabilities of PIMCO Advisors L.P., manager of over $226 billion. PIMCO Advisors owns seven independent investment firms, each seeking the highest caliber performance in a specific discipline. Six of these firms currently manage PIMCO Funds. Together, their superior standard of expertise has attracted many prestigious clients, including 46 of the 100 largest U.S. corporations. To learn more about any of the PIMCO Funds, please call us at 1-800-227-7337.


               Fund Name                    Objective                                     Primary Portfolio Composition
               ---------------------------------------------------------------------------------------------------------------------
        Stock  Equity Income                Current income and long-term growth           Stocks of companies with below-average
                                                                                          P/Es and above-average dividends
               Value                        Long-term growth of capital and income        Stocks of companies with below-average
                                                                                          P/Es
               Renaissance                  Long-term growth of capital and income        Stocks with below-average valuations
               Tax-Efficient Equity         Maximum after-tax growth of capital           Stocks of larger-capitalized companies
               StocksPLUS                   Total return exceeding the S&P 500 Index      S&P 500 stock index futures backed by a
                                                                                          portfolio of short-term, fixed-income
                                                                                          securities
               Capital Appreciation         Growth of capital                             Stocks of larger-capitalized companies the
                                                                                          manager believes are reasonably priced
               Growth                       Long-term growth of capital                   Stocks of larger-capitalized companies
               Value 25                     Long-term growth of capital and income        Stocks of medium-capitalized companies
                                                                                          with below-average P/Es
               Mid-Cap Growth               Growth of capital                             Stocks of medium-capitalized companies the
                                                                                          manager believes are reasonably priced
               Target                       Capital appreciation                          Stocks of medium-capitalized companies
               ---------------------------------------------------------------------------------------------------------------------
   Aggressive  Small-Cap Value              Growth of capital and income                  Stocks of smaller-capitalized companies
        Stock                                                                             with below-average P/Es
               Opportunity                  Capital appreciation                          Stocks of smaller-capitalized companies
               ---------------------------------------------------------------------------------------------------------------------
  Specialized  International                Capital appreciation                          Stocks of non-U.S. companies in developed
        Stock                                                                             and emerging markets
               Innovation                   Capital appreciation                          Stocks of technology-related companies
               Precious Metals              Capital appreciation                          Stocks of precious metals-related
                                                                                          companies
               ---------------------------------------------------------------------------------------------------------------------
        Asset  90/10 Portfolio              Long-term capital appreciation                90% in PIMCO Stock Funds and 10% in PIMCO
   Allocation                                                                             Bond Funds
               60/40 Portfolio              Long-term capital appreciation and current    60% in PIMCO Stock Funds and 40% in PIMCO
                                            income                                        Bond Funds
               30/70 Portfolio              Current income, with long-term capital        30% in PIMCO Stock Funds and 70% in PIMCO
                                            appreciation as a secondary objective         Bond Funds
               ---------------------------------------------------------------------------------------------------------------------
 Stock & Bond  Balanced                     Maximum total return                          Stocks, bonds and money market instruments
               ---------------------------------------------------------------------------------------------------------------------
  Longer-Term  Municipal Bond               High current income exempt from               Investment-grade municipal bonds (3-10
         Bond                               federal taxes, preservation of capital        year duration)
               Long-Term U.S. Government    Maximum total return                          Long-term U.S. government bonds (8+ year
                                                                                          duration)
               ---------------------------------------------------------------------------------------------------------------------
Intermediate-  Real Return Bond             Maximum total return                          Inflation-adjusted government bonds
    Term Bond
               Total Return                 Maximum total return                          Intermediate-term, investment-grade
                                                                                          bonds (3-6 year duration)
               High Yield                   Maximum total return                          High-yield bonds (2-6 year duration)
               Global Bond II               Maximum total return                          Investment-grade U.S. and foreign bonds
                                                                                          (3-7 year duration)
               Foreign Bond                 Maximum total return                          Investment-grade foreign bonds (3-7 year
                                                                                          duration)
               Emerging Markets Bond        Maximum total return                          Emerging market bonds (0-8 year duration)
               ---------------------------------------------------------------------------------------------------------------------
   Short-Term  Short-Term                   Maximum current income consistent with        Money market securities and short-term
         Bond                               preservation of capital and daily liquidity   bonds (up to 1 year duration)
               Low Duration                 Maximum total return                          Shorter-term, investment-grade bonds
                                                                                          (1-3 year duration)
               Money Market                 Maximum current income, consistent with       Money market securities (less than or
                                            preservation of capital and  daily liquidity  equal to 90 days)

Van Eck Associates serves as a sub-advisor to the Precious Metals Fund and is unaffiliated with PIMCO Advisors L.P.

PIMCO Funds Financial Information


We are pleased to present an in-depth review of the PIMCO Funds as of September 30, 1998. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Page 11-22  Fund Summary

A summary of a Fund's performance record and portfolio composition, and a review by the Fund's investment manager.

Page 24-71  Schedule of Investments

The schedule of investments includes a listing of securities in the Fund's portfolio as of September 30, 1998, including the number of shares or principal amount and value as of that date.

                                                                  Schedule of
Bond Funds                               Fund Summary             Investments

Long-Term U.S. Government Fund           Page 11                  Page 24
Foreign Bond Fund                        Page 12                  Page 26
Global Bond Fund II                      Page 13                  Page 30
Emerging Markets Bond Fund               Page 14                  Page 33
High Yield Fund                          Page 15                  Page 35
Municipal Bond Fund                      Page 16                  Page 39
Total Return Fund                        Page 17                  Page 42
Real Return Bond Fund                    Page 18                  Page 58
Low Duration Fund                        Page 19                  Page 62
Short-Term Fund                          Page 20                  Page 66
Money Market Fund                        Page 21                  Page 68
StocksPLUS Fund                          Page 22                  Page 69


Page 72-77  Financial Highlights

This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total return, the chart reports distributions, asset size, expense ratios and portfolio turnover rate.

Page 78-79  Statement of Assets and Liabilities

This is a "balance sheet" of a Fund as of the last day of the reporting period. It includes the Fund's Class level NAVs per share by dividing the Fund's Class level net assets (assets minus liabilities) by the number of Class level shares outstanding.

Page 80-81  Statement of Operations

This statement lists a Fund's income, expenses, and gains and losses from securities and currency transactions, and from appreciation or depreciation on portfolio holdings.

Page 82-84  Statement of Changes in Net Assets

This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 85  Statement of Cash Flows

For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 86-92  Notes to Financial Statements

These contain a description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

September 30, 1998

PIMCO Long-Term U.S. Government Fund


Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily longer-term U.S. Government securities.


Duration Range:

Greater than or equal to 8 years


Fund Inception Date:

7/1/91


Total Net Assets:

$194 million


PIMCO Advisors Institutional Manager:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

                A Shares            B Shares           C Shares   Lipper Gen.    Lehman          Lehman
                                                                  U.S. Govt.     Int. & 20+      Aggregate
                         Adjusted           Adjusted    Adjusted  Fund Average   Treasury Index  Bond Index
-----------------------------------------------------------------------------------------------------------
1 year          22.3%     16.8%     21.3%    16.3%      20.3%       11.6%          20.5%          11.5%
3 years         12.6%     10.9%     11.7%    10.9%      11.7%        7.8%          11.6%           8.7%
5 years          9.5%      8.5%      8.7%     8.4%       8.7%        6.1%           8.8%           7.2%
Inception       13.4%     12.7%     12.6%    12.6%      12.6%        --             --             --

                       Change in Value of $10,000
                       Invested at the Fund's inception

           PIMCO          PIMCO           PIMCO          Lehman Int     Lehman Agg.
Month      Long-term     Long-term      Long-term           &            Bond Index
               A            B               C            20+Yr Treas
06/30/91    9,550.00      10,000.00       10,000.00      10,000.00      10,000.00
07/31/91    9,677.97      10,128.00       10,128.00      10,157.31      10,138.67
08/31/91   10,050.57      10,510.84       10,510.84      10,507.67      10,358.07
09/30/91   10,385.26      10,854.54       10,854.54      10,831.37      10,567.97
10/31/91   10,435.11      10,900.13       10,900.13      10,847.92      10,685.63
11/30/91   10,571.80      11,037.47       11,037.47      10,899.71      10,783.86
12/31/91   11,265.32      11,754.91       11,754.91      11,549.88      11,103.86
01/31/92   10,944.25      11,412.84       11,412.84      11,191.31      10,952.80
02/29/92   10,996.79      11,461.92       11,461.92      11,250.15      11,024.02
03/31/92   10,958.30      11,416.07       11,416.92      11,125.87      10,961.87
04/30/92   10,901.31      11,349.86       11,349.86      11,102.25      11,041.05
05/31/92   11,287.22      11,744.83       11,744.83      11,414.49      11,249.39
06/30/92   11,447.50      11,905.73       11,905.73      11,563.76      11,404.21
07/31/92   11,985.53      12,458.16       12,458.16      12,046.07      11,636.88
08/31/92   12,222.85      12,697.36       12,697.36      12,123.18      11,754.77
09/30/92   12,435.52      12,910.67       12,910.67      12,299.65      11,894.10
10/31/92   12,123.39      12,578.87       12,578.87      12,045.80      11,736.41
11/30/92   12,247.05      12,700.88       12,700.88      12,111.97      11,739.06
12/31/92   12,566.70      13,024.76       13,024.76      12,442.71      11,925.73
01/31/93   12,898.46      13,360.80       13,360.80      12,776.66      12,154.42
02/28/93   13,413.11      13,885.87       13,885.87      13,187.00      12,367.19
03/31/93   13,481.51      13,948.36       13,948.36      13,217.18      12,418.72
04/30/93   13,582.63      14,046.00       14.046.00      13,314.61      12,505.20
05/31/93   13,631.52      14,088.14       14,088.14      13,370.54      12,521.12
06/30/93   14,303.56      14,775.64       14,775.64      13,901.34      12,748.04
07/31/93   14,508.10      14,978.06       14,978.06      14,133.35      12,820.14
08/31/93   15,057.95      15,538.24       15,538.24      14,662.98      13,044.85
09/30/93   15,103.13      15,577.09       15,577.09      14,703.08      13,080.68
10/31/93   15,177.13      15,644.07       15,644.07      14,808.59      13,129.56
11/30/93   14,761.28      15,207.60       15,207.60      14,467.70      13,017.87
12/31/93   14,855.75      15,295.81       15,295.81      14,505.41      13,088.42
01/31/94   15,191.49      15,632.31       15,632.31      14,827.57      13,265.14
02/28/94   14,592.95      15,008.58       15,008.58      14,253,11      13,034.68
03/31/94   13,994.64      14,382.73       14,382.73      13,650.57      12,713.32
04/30/94   13,751.13      14,123.84       14,123.84      13,488.32      12,611.80
05/31/94   13,703.00      14,065.93       14,065.93      13,387.71      12,610.03
06/30/94   13,619.41      13,971.69       13,971.69      13,258.50      12,582.16
07/31/94   13,953.09      14,304.21       14,304.21      13,722.30      12,832.09
08/31/94   13,979.60      14,321.38       14,321.38      13,605.04      12,848.01
09/30/94   13,539.24      13,860.23       13,860.23      13,160.62      12,658.91
10/31/94   13,445.82      13,754.89       13,754.89      13,118.90      12,647.63
11/30/94   13,400.11      13,699.87       13,699.87      13,203.12      12,619.54
12/31/94   13,701.61      13,998.53       13,998.53      13.411.34      12,706.68
01/31/95   14,055.11      14,349.89       14,349.89      13,767.13      12,958.15
02/28/95   14,537.20      14,833.49       14,833.49      14,140.63      13,266.24
03/31/95   14,701.47      14,992.20       14,992.20      14,269.38      13,347.64
04/30/95   14,948.45      15,235.08       15,235.08      14,516.99      13,534.08
05/31/95   16,089.02      16,386.85       16,386.85      15,584.11      14,057.81
06/30/95   16,267.61      16,560.55       16,560.55      15,759.02      14,160.88
07/31/95   15,981.30      16,259.15       16,259.15      15,518.15      14,129.25
08/31/95   16,337.68      16,611.97       16,611.97      15,848.85      14,299.77
09/30/95   16,685.68      16,955.84       16,955.84      16,127.51      14,438.89
10/31/95   17,091.14      17,359.39       17,359.39      16,558.00      14,626.66
11/30/95   17,506.45      17,770.81       17,770.81      16,942.22      14,845.84
12/31/95   17,959.87      18,220.41       18,220.41      17,364.12      15,054.19
01/31/96   17,983.22      18,233.16       18,233.16      17,376.44      15,154.16
02/29/96   17,139.80      17,368.91       17,368.91      16,586.44      14,890.74
03/31/96   16,819.29      17,033.69       17,033.69      16,270.82      14,787.23
04/30/96   16,440.86      16,640.21       16,640.21      16,013.90      14,704.07
05/31/96   16,457.30      16,645.20       16,645.20      15,939.44      14,674.22
06/30/96   16,783.15      16,963.13       16,963.13      16,267.63      14,871.28
07/31/96   16,722.73      16,891.88       16,891.88      16,273.73      14,911.97
08/31/96   16,600.66      16,758.44       16,758.44      16,072.41      14,886.98
09/30/96   17,057.17      17,207.56       17,207.56      16,505.37      15,146.41
10/31/96   17,783.81      17,928.56       17,928.56      17,132.50      15,481.93
11/30/96   18,447.15      18,586.54       18,586.54      17,666.93      15,747.11
12/31/96   18,017.33      18,142.32       18,142.32      17,263.24      15,600.70
01/31/97   17,923.64      18,026.21       18,042.54      17,138.81      15,648.47
02/28/97   17,959.48      18,049.64       18,067.80      17,145.80      15,687.40
03/31/97   17,506.91      17,585.77       17,601.65      16,721.40      15,513.56
04/30/97   17,897.31      17,965.62       17,980.08      17,114.81      15,745.79
05/31/97   18,103.13      18,161.44       18,176.06      17,303.59      15,894.63
06/30/97   18,454.33      18,502.88       18,517.77      17,632.52      16,083.29
07/31/97   19,473.01      19,513.14       19,526.99      18,618.17      16,517.01
08/31/97   18,976.45      19,001.89       19,017.34      18,135.81      16,376.12
09/30/97   19,466.04      19,480.74       19,496.58      18,607.66      16,617.64
10/31/97   20,122.04      20,123.60       20,139.96      19,197.71      16,858.72
11/30/97   20,307.17      20,294.65       20,313.17      19,442.63      16,936.35
12/31/97   20,648.33      20,621.40       20,640.21      19,746.80      17,106.87
01/31/98   21,026.19      20,984.34       21,003.48      20,128.73      17,326.49
02/28/98   20,876.91      20,822.76       20,841.75      19,998.71      17,312.67
03/31/98   20,970.85      20,903.96       20,923.03      20,043.10      17,372.94
04/30/98   21,084.09      21,004.30       21,023.46      20,116.76      17,463.62
05/31/98   21,486.80      21,392.88       21,412.40      20,475.23      17,629.27
06/30/98   21,983.15      21,874.22       21,892.03      20,919.28      17,778.79
07/31/98   21,961.16      21,837.04       21,854.82      20,844.51      17,816.61
08/31/98   22,881.34      22,738.91       22,757.42      21,703.72      18,106.56
09/30/98   23,801.17      23,623.45       23,642.69      22,427.37      18,530.54

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                               0%
--------------------------------------------------------------------------------
1-5 years                                                                   35%
--------------------------------------------------------------------------------
5-10 years                                                                  13%
--------------------------------------------------------------------------------
10-20 years                                                                 12%
--------------------------------------------------------------------------------
20-30 years                                                                 40%
--------------------------------------------------------------------------------
Duration                                                              9.8 years
--------------------------------------------------------------------------------

Sector Breakdown

--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                49.5%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                 35.5%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    5.5%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   4.4%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                    2.0%
--------------------------------------------------------------------------------
Other                                                                      3.1%
--------------------------------------------------------------------------------


Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         98%
--------------------------------------------------------------------------------
AA                                                                           1%
--------------------------------------------------------------------------------
A                                                                            1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Long-Term U.S. Government Fund posted excellent results for the six-month period ended September 30, 1998, as Class A shares returned 13.5% and Class B and C 13.0%. These returns handily outpaced the Lipper General U.S. Government Fund Average of 7.0% for the same time period.
   During the past six months, yields on 30-year Treasury bonds fell to 4.9%. The interest rate decline was fueled by growing fears of global economic troubles and expectations of Federal Reserve easing. As the Asian fiscal crisis deepened and economic problems spread to several countries around the globe, nervous investors flocked to the safety of U.S. Treasury securities. This led to tremendous price appreciation in the sector, which benefited the Fund.
   The Fund's large weighting in longer-term U.S. Treasuries during the period enhanced performance. The manager maintained a relatively long duration for the Fund during the third quarter, which allowed it to maximize the benefits of falling interest rates. In addition, the manager was successful in the use of cash management strategies that added to returns.
   The Fund's performance was hampered slightly by its allocation to mortgage-backed securities, which underperformed Treasuries in the third quarter. However, the manager continues to gain yield in lower coupon mortgages with lower prepayment risks.
   Given the manager's anticipation of continued falling interest rates, it is optimistic about the Fund's prospects going forward. The manager currently plans to increase the Fund's exposure to the intermediate-term sector to benefit from further expected Federal Reserve interest rate cuts, while maintaining a slightly above-index duration.

                                           See page 24 for financial details. 11

September 30, 1998

PIMCO Foreign Bond Fund


Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


Portfolio:

Primarily investment grade foreign bonds.


Duration Range:

3-7 years


Fund Inception Date:

12/3/92


Total Net Assets:

$561 million


PIMCO Advisors Institutional Manager:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

             A Shares          B Shares          C Shares  Lipper Intl.  J.P. Morgan
                                                           Income Fund   Non-U.S.
                     Adjusted          Adjusted  Adjusted  Average       Index (Hedged)
---------------------------------------------------------------------------------------
1 year      10.0%     5.1%      9.3%     4.3%     8.2%      7.7%         14.2%
3 years     14.5%    12.7%     13.7%    12.9%    13.6%      6.9%         13.1%
5 years     10.3%     9.2%      9.4%     9.1%     9.4%      6.2%         10.2%
Inception   11.0%    10.1%     10.2%    10.1%    10.02%     --           --

                       Change in Value of $10,000
                       Invested at the Fund's inception

 MONTH       PIMCO        PIMCO           PIMCO          J. P. Morgan Non-U.S.
             Foreign A    Foreign B       Foreign C      Index (Hedged)
========     =========    =========       =========      =============
12/31/92      9,550.00    10,000.00       10,000.00      10,000.00
01/31/93      9,625.45    10,073.00       10,073.00      10,091.00
02/28/93      9,833.35    10,285.54       10,285.54      10,273.65
03/31/93      9,866.79    10,314.34       10,314.34      10,279.82
04/30/93      9,862.84    10,304.03       10,304.03      10,280.84
05/31/93      9,948.65    10,387.49       10,387.49      10,338.42
06/30/93     10,180.45    10,623.28       10,623.28      10,549.32
07/31/93     10,337.23    10,780.51       10,780.51      10,667.47
08/31/93     10,584.29    11,032.77       11,032.77      10,889.36
09/30/93     10,622.39    11,066.97       11,066.97      10,936.18
10/31/93     10,776.42    11,220.81       11,220.81      11,081.63
11/30/93     10,803.36    11,242.12       11,242.12      11,159.20
12/31/93     11,068.04    11,510.81       11,510.81      11,390.20
01/31/94     11,079.11    11,515.42       11,515.42      11,333.25
02/28/94     10,782.19    11,199.89       11,199.89      11,078.25
03/31/94     10,590.27    10,993.82       10,993.82      10,977.44
04/30/94     10,486.48    10,879.48       10,879.48      10,899.49
05/31/94     10,329.18    10,708.67       10,708.67      10,778.51
06/30/94     10,135.00    10,500.92       10,500.92      10,668.57
07/31/94     10,194.79    10,556.58       10,556.58      10,738.98
08/31/94     10,090.81    10,441.51       10,441.51      10,635.88
09/30/94     10,103.92    10,447.78       10,447.78      10,645.46
10/31/94     10,139.29    10,477.03       10,477.03      10,686.97
11/30/94     10,285.29    10,621.61       10,621.61      10,837.66
12/31/94     10,214.32    10,540.89       10,540.89      10,812.73
01/31/95     10,279.70    10,600.97       10,600.97      10,930.59
02/28/95     10,343.43    10,660.34       10,660.34      11,071.60
03/31/95     10,346.53    10,656.07       10,656.07      11,297.46
04/30/95     10,595.89    10,905.43       10,905.43      11,477.09
05/31/95     11,008.06    11,322.01       11,322.01      11,853.54
06/30/95     11,937.61    11,242.76       11,242.76      11,814.42
07/31/95     11,142.15    11,445.13       11,445.13      11,963.28
08/31/95     11,350.50    11,651.14       11,651.14      12,067.36
09/30/95     11,508.28    11,806.10       11,806.10      12,258.02
10/31/95     11,697.01    11,991.46       11,991.46      12,395.32
11/30/95     12,152.03    12,449.53       12,449.53      12,666.77
12/31/95     12,328.23    12,622.58       12,622.58      12,784.57
01/31/96     12,626.57    12,919.21       12,919.21      12,939.27
02/29/96     12,353.84    12,632.40       12,632.40      12,786.59
03/31/96     12,550.27    12,825.68       12,825.68      12,892.71
04/30/96     12,850.22    13,124.52       13,124.52      13,047.43
05/31/96     12,895.19    13,162.58       13,162.58      13,136.15
06/30/96     13,037.04    13,299.47       13,299.47      13,245.18
07/31/96     13,159.59    13,416.50       13,416.50      13,344.52
08/31/96     13,478.05    13,733.13       13,733.13      13,522.00
09/30/96     13,851.39    14,106.68       14,106.68      13,810.02
10/31/96     14,189.37    14,442.41       14,442.41      14,037.88
11/30/96     14,528.49    14,780.37       14,780.37      14,318.64
12/31/96     14,601.13    14,845.40       14,845.40      14,338.69
01/31/97     14,825.99    15,066.60       15,069.57      14,517.93
02/28/97     14,900.12    15,132.89       15,135.87      14,610.84
03/31/97     14,707.91    14,928.60       14,931.54      14,533.41
04/30/97     14,840.28    15,054.00       15,056.96      14,690.37
05/31/97     14,911.52    15,117.22       15,120.20      14,766.76
06/30/97     15,205.27    15,405.96       15,409.00      15,017.79
07/31/97     15,424.23    15,618.56       15,621.64      15,256.57
08/31/97     15,356.36    15,538.91       15,541.97      15,274.88
09/30/97     15,683.45    15,859.01       15,862.14      15,545.25
10/31/97     15,495.25    15,657.60       15,660.69      15,644.73
11/30/97     15,699.79    15,856.45       15,859.58      15,757.38
12/31/97     15,924.29    16,072.10       16,075.27      15,962.23
01/31/98     16,148.83    16,289.07       16,292.28      16,174.49
02/28/98     16,292.55    16,424.27       16,427.51      16,318.48
03/31/98     16,491.32    16,614.79       16,618.07      16,463.71
04/30/98     16,542.44    16,666.30       16,659.61      16,547.68
05/31/98     16,679.75    16,792.96       16,786.23      16,774.38
06/30/98     16,756.47    16,860.14       16,853.37      16,846.51
07/31/98     16,016.20    17,111.35       17,104.49      17,003.18
08/31/98     16,874.96    16,959.06       16,952.26      17,338.14
09/30/98     17,256.34    17,232.16       17,325.21      17,749.06

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
 PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                               0%
--------------------------------------------------------------------------------
1-5 years                                                                   40%
--------------------------------------------------------------------------------
5-10 years                                                                  50%
--------------------------------------------------------------------------------
10-20 years                                                                  2%
--------------------------------------------------------------------------------
20-30 years                                                                  8%
--------------------------------------------------------------------------------
Duration                                                              6.2 years
--------------------------------------------------------------------------------


Top 10 Countries

--------------------------------------------------------------------------------
1. United States                              6.  Germany
--------------------------------------------------------------------------------
2. Australia                                  7.  Greece
--------------------------------------------------------------------------------
3. United Kingdom                             8.  Canada
--------------------------------------------------------------------------------
4. Italy                                      9.  Finland
--------------------------------------------------------------------------------
5. Spain                                     10.  New Zealand
--------------------------------------------------------------------------------


Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         64%
--------------------------------------------------------------------------------
AA                                                                          19%
--------------------------------------------------------------------------------
A                                                                            6%
--------------------------------------------------------------------------------
BBB                                                                          6%
--------------------------------------------------------------------------------
BB                                                                           4%
--------------------------------------------------------------------------------
B                                                                            1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Foreign Bond Fund returned 4.6% for Class A shares and 4.3% for Class B and C shares for the six-month period ended September 30, 1998. These returns underperformed the Lipper International Income Fund Average's 7.0% for the period. However, the Fund has done well over the long term, as it outperformed the Lipper Average for the three-year period and since its inception.
     One of the key factors detracting from the Fund's performance was the heightened turmoil in emerging markets during the second and third quarters. Russia's debt default heightened investor concern about the IMF's willingness and ability to lend assistance to other struggling economies. With many leveraged investors in the most volatile markets forced to liquidate positions, many markets were dragged down far further than their fundamentals warranted.
     But, several positive factors helped to boost the Fund's performance in recent months. The Fund's bullish duration stance proved beneficial as global yields declined during the period. The Fund's overweighting in 30-year German bonds added to performance as core European markets also rallied on flight to quality, low inflation and anticipation of the European Monetary Union. Further, the Fund was helped by having no exposure to Russia and modest exposure to the better performing emerging markets.
     An overweight position in Greece hurt performance as positive European economic numbers were offset by investors' flight to quality. As yield premiums in dollar-denominated Latin American and Eastern European issues continued to widen, modest emerging market positions also declined. The Fund's limited currency strategy also detracted from performance. In Europe, the Fund overweighted the Norwegian krone versus the German deutschemark and the Swiss franc. An underweighting in the yen was a drag on performance, as the yen strengthened largely on technical factors.
     Going forward, the manager anticipates holding a portfolio with a slightly longer duration than the index to capitalize on further expected interest rate declines. As the manager believes that under these turbulent market conditions it is prudent to remain heavily weighted in higher quality securities to reduce risk, it will continue to focus on high-quality foreign bond market opportunities.

12                                            See page 26 for financial details.

September 30,1998

PIMCO Global Bond Fund II


Objective:

Maximum total return, consistent with preservation of capital (U.S. and non-U.S.).


Portfolio:

Primarily investment grade U.S. and foreign bonds.


Duration Range:

3-7 years


Fund Inception Date:

10/2/95

Total Net Assets:

$42 million


PIMCO Advisors Institutional Manager:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

              A Shares           B Shares             C Shares       Lipper Global   J.P. Morgan
                                                                     Income Fund     Global Index
                      Adjusted            Adjusted    Adjusted       Average         (Hedged)
-------------------------------------------------------------------------------------------------
1 year         7.5%     2.6%      6.7%      2.3%        5.8%         3.4%            14.2%
Inception     11.1%     9.4%     10.3%      9.5%       10.3%         --              --


                       Change in Value of $10,000
                       Invested at the Fund's inception

 MONTH         PIMCO            PIMCO           PIMCO          J. P. Morgan
               Global           Global          Global         Global Index
               Bond II A        Bond II B       Bond II C      (Hedged)
========       =========        =========       =========      ============
10/31/95        9,550.00        10,000.00       10,000.00      10,000.00
11/30/95        9,868.97        10,334.00       10,334.00      10,191.00
12/31/95        9,926.21        10,393.94       10,393.94      10,302.08
01/31/96       10,114.81        10,591.42       10,591.42      10,406.13
02/29/96        9,922.63        10,390.18       10,390.18      10,257.32
03/31/96        9,941.48        10,403.69       10,403.69      10,278.86
04/30/96       10,064.75        10,515.01       10,515.01      10,334.37
05/31/96       10,056.70        10,496.08       10,486.62      10,372.60
06/30/96       10,150.23        10,566.41       10,566.32      10,471.15
07/31/96       10,192.86        10,607.62       10,607.53      10,529.78
08/31/96       10,442.59        10,850.53       10,850.44      10,614.02
09/30/96       10,686.94        11,097.92       11,097.83      10,814.25
10/31/96       10,916.71        11,339.86       11,329.78      11,009.28
11/30/96       11,186.35        11,602.94       11,602.82      11,215.16
12/31/96       11,157.27        11,576.26       11,565.69      11,188.25
01/31/97       11,252.11        11,656.13       11,655.91      11,283.35
02/28/97       11,329.75        11,729.57       11,729.34      11,334.12
03/31/97       11,173.40        11,560.66       11,560.44      11,254.79
04/30/97       11,306.36        11,690.14       11,689.91      11,392.09
05/31/97       11,394.55        11,773.14       11,772.91      11,468.42
06/30/97       11,589.40        11,967.40       11,967.16      11,638.15
07/31/97       11,830.45        12,207.94       12,207.70      11,886.04
08/31/97       11,786.68        12,155.45       12,155.21      11,844.44
09/30/97       12,005.91        12,373.03       12,374.00      12,043.43
10/31/97       11,865.45        12,219.60       12,220.57      12,175.91
11/30/97       11,949.69        12,299.03       12,300.00      12,253.83
12/31/97       12,082.33        12,428.17       12,429.15      12,404.56
01/31/98       12,191.07        12,533.81       12,533.56      12,580.65
02/28/98       12,260.56        12,597.73       12,597.48      12,632.28
03/31/98       12,426.08        12,760.24       12,759.98      12,714.40
04/30/98       12,479.51        12,807.46       12,807.20      12,776.69
05/31/98       12,545.65        12,867.65       12,867.39      12,936.41
06/30/98       12,602.11        12,917.84       12,913.71      13,029.55
07/31/98       12,754.59        13,065.10       13,060.93      13,112.94
08/31/98       12,618.12        12,917.46       12,913.34      13,411.91
09/30/98       12,899.50        12,899.06       13,194.85      13,753.91

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                             0%
--------------------------------------------------------------------------------
1-5 years                                                                 41%
--------------------------------------------------------------------------------
5-10 years                                                                47%
--------------------------------------------------------------------------------
10-20 years                                                                0%
--------------------------------------------------------------------------------
20-30 years                                                               12%
--------------------------------------------------------------------------------
Duration                                                             6.2 years
--------------------------------------------------------------------------------

Top 10 Countries
--------------------------------------------------------------------------------
1. United States                                        6. Greece
--------------------------------------------------------------------------------
2. Australia                                            7. Finland
--------------------------------------------------------------------------------
3. United Kingdom                                       8. South Korea
--------------------------------------------------------------------------------
4. Spain                                                9. Japan
--------------------------------------------------------------------------------
5. Italy                                               10. New Zealand
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                       65%
--------------------------------------------------------------------------------
AA                                                                        15%
--------------------------------------------------------------------------------
A                                                                          7%
--------------------------------------------------------------------------------
BBB                                                                        6%
--------------------------------------------------------------------------------
BB                                                                         6%
--------------------------------------------------------------------------------
B                                                                          1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Global Bond Fund II posted strong relative returns over the past six-months, returning 3.8% for Class A shares and 3.4% for Class B and C shares for the period ended September 30, 1998. These returns outperformed the Lipper Global Income Bond Fund Average, which returned 0.9% for the period. The Fund also performed well over the long term, as it outperformed the Lipper Average since its inception.
   The second and third quarters saw heightened turmoil in the world's emerging markets. Russia's debt default heightened investor concern about the IMF's willingness and ability to lend assistance to other struggling economies. With many leveraged investors in the most volatile markets forced to liquidate positions, many markets were dragged down far further than their fundamentals warranted.
   Several positive factors contributed to the Fund's performance in recent months. The Fund's bullish duration stance proved beneficial as global yields declined during the period. The Fund's overweighting in U.S. debt instruments helped returns, as they rallied on flight to quality and continued subdued inflation. In addition, an overweight position in 30-year German bonds added to performance as core European markets also rallied on flight to quality, low inflation and anticipation of the European Monetary Union. Further, the Fund was helped by having no exposure to Russia and only modest exposure to the better performing emerging markets.
   An overweight position in Australia was flat for performance as this market was perceived by investors as more risky than others. An overweight position in Greece hurt performance as positive European economic numbers were offset by investors flight to quality. As yield premiums in dollar-denominated Latin American and Eastern European issues continued to widen, modest emerging market positions also declined.
   Going forward, the manager anticipates holding a portfolio with a slightly longer duration than the index to capitalize on further expected interest rate declines. As the manager believes that under these turbulent market conditions it is prudent to remain heavily weighted in higher quality securities to reduce risk,the Fund will continue to focus on high-quality foreign bond market opportunities.



                                         See page 30 for financial details.   13

September 30,1998

PIMCO Emerging Markets Bond Fund


Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


Portfolio:

Primarily emerging market bonds.


Duration Range:

0-8 years


Fund Inception Date:

7/31/97


Total Net Assets:

$4 million



PIMCO Advisors Institutional Manager:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For period ended 9/30/98

              A Shares            B Shares                C Shares    Lipper            J.P. Morgan
                                                                      Emerg. Mkts.      Emerg. Mkts. Plus
                        Adjusted            Adjusted      Adjusted    Debt Fund Avg.    Index
---------------------------------------------------------------------------------------------------------
1 Year        -25.1%    -28.5%    -25.7%    -29.1%        -26.4%      -31.2%            -25.3%
Inception     -20.9%    -24.0%    -21.6%    -24.0%        -21.6%       --                --


                          Change in Value of $10,000
                       Invested at the Fund's inception

 MONTH         PIMCO            PIMCO           PIMCO          J. P. Morgan
               Emerging         Emerging        Emerging       Emerging
               Markets A        Markets B       Markets C      Markets Index
========       =========        =========       =========      =============
07/31/97        9,550.00        10,000.00       10,000.00      10,000.00
08/31/97        9,434.45         9,870.00        9,872.00       9,959.53
09/30/97        9,692.95        10,133.53       10,134.60      10,264.29
10/31/97        8,586.98         8,970.20        8,971.14       9,081.84
11/30/97        9,037.80         9,435.75        9,436.75       9,513.23
12/31/97        9,266.46         9,667.87        9,668.89       9,841.44
01/31/98        9,276.65         9,672.71        9,673.72       9,821.76
02/28/98        9,538.25         9,939.67        9,940.72      10,102.66
03/31/98        9,821.54        10,227.92       10,229.00      10,354.15
04/30/98        9,844.13        10,245.31       10,245.37      10,379.28
05/31/98        9,524.19         9,905.17        9,905.22      10,025.03
06/30/98        9,208.94         9,571.36        9,571.41       9,735.31
07/31/98        9,347.08         9,706.32        9,706.37       9,802.48
08/31/98        6,741.11         6,994.37        6,994.41       6,985.25
09/30/98        7,262.87         7,259.84        7,532.28       7,668.41

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 23 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                            26%
--------------------------------------------------------------------------------
1-5 years                                                                 13%
--------------------------------------------------------------------------------
5-10 years                                                                25%
--------------------------------------------------------------------------------
10-20 years                                                               24%
--------------------------------------------------------------------------------
20-30 years                                                               12%
--------------------------------------------------------------------------------
Duration                                                            4.9 years
--------------------------------------------------------------------------------


Top 10 Countries
--------------------------------------------------------------------------------
1. Argentina                            6. Venezuela
--------------------------------------------------------------------------------
2. Mexico                               7. Uruguay
--------------------------------------------------------------------------------
3. Brazil                               8. Columbia
--------------------------------------------------------------------------------
4. United States                        9. Philippines
--------------------------------------------------------------------------------
5. South Korea                         10. Ecuador
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                       15%
--------------------------------------------------------------------------------
A                                                                          5%
--------------------------------------------------------------------------------
BBB                                                                       12%
--------------------------------------------------------------------------------
BB                                                                        60%
--------------------------------------------------------------------------------
B                                                                          7%
--------------------------------------------------------------------------------
CCC                                                                        1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Emerging Markets Bond Fund seeks total return through investment in bonds issued in emerging market countries that can offer higher yields and capital appreciation potential. The last six months have been an extremely difficult period for emerging market economies. During the six-month period ended September 30, 1998, the Fund slightly underperformed an average of funds with the same investment objective. The Fund's Class A shares lost 26.1% and Class B and C shares lost 26.4%, while the J.P. Morgan Emerging Markets Plus Index fell 25.9%.
   Throughout the second and third quarters turmoil grew in the emerging markets, emanating from Asia. The crisis spread to Russia, which devalued its currency and defaulted on its loans, and investors worried whether the IMF and Group of 7 countries would continue to assist financially strapped regions. With leveraged investors in the most volatile markets forced to liquidate their positions, many markets were dragged down far further than their fundamentals warranted.
   The Fund benefited relative to the sector as a whole during this period through overweighted allocations to higher credit quality countries such as Korea, Argentina, Brazil, Poland, and the Philippines. These countries performed better than the average emerging market country. In addition, having no exposure to Russia and significantly underweighted positions in Venezuela helped the Fund's relative returns. Interest rate strategies had a negative impact on the Fund during this period, as an above-index duration detracted from relative returns in an environment where yield premiums widened.
   Going forward, the manager will strive to meet its objective by continuing to focus on emerging market countries with solid economic fundamentals.




14                                            See page 33 for financial details.

September 30, 1998

PIMCO High Yield Fund


Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily high yield bonds.


Duration Range:

2-6 years


Fund Inception Date:

12/16/92


Total Net Assets:

$2,470 million


PIMCO Advisors Institutional Manager:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

           A Shares            B Shares         C Shares    Lipper High    Lehman BB
                                                            Current Yield  Int. Corp.
                     Adjusted          Adjusted Adjusted    Fund Avg.      Index
-------------------------------------------------------------------------------------
1 year      4.7%     -0.1%      3.9%   -0.9%     2.9%         -1.8%        6.0%
3 years    10.3%      8.6%      9.5%    8.7%     9.5%          8.2%        9.5%
5 years    10.5%      9.5%      9.7%    9.4%     9.7%          7.8%        9.3%
Inception  11.4%     10.5%     10.6%   10.5%    10.6%          --          --


                          Change in Value of $10,000
                       Invested at the Fund's inception

                PIMCO            PIMCO             PIMCO              Lehman BB
                High             High              High               Int. Corp.
MONTH          Yield A          Yield B           Yield B               Index
=====          =======          =======           =======             =========
12/31/92       9,550.00        10,000.00         10,000.00            10,000.00
01/31/93       9,763.92        10,218.00         10,218.00            10,211.00
02/28/93       9,940.65        10,397.84         10,397.84            10,361.10
03/31/93      10,138.47        10,597.48         10,597.48            10,478.18
04/30/93      10,242.89        10,700.27         10,700.27            10,566.20
05/31/93      10,314.59        10,768.75         10,768.75            10,644.39
06/30/93      10,592.05        11,051.97         11,051.97            10,870.05
07/31/93      10,664.08        11,120.49         11,120.49            10,979.84
08/31/93      10,780,32        11,235.03         11,235.03            11,107.20
09/30/93      10,830.99        11,281.10         11,281.10            11,188.29
10/31/93      11,118.01        11,573.28         11,573.28            11,338.21
11/30/93      11,200.28        11,651.98         11,651.98            11,367.69
12/31/93      11,293.24        11,741.70         11,741.70            11,465.45
01/31/94      11,530,40        11,981.23         11,981.23            11,656.93
02/28/94      11,524.64        11,969.25         11,969.25            11,644.10
03/31/94      11,176.59        11,600.59         11,600.59            11,287.79
04/30/94      11,076.00        11,489.23         11,489.23            11,221.20
05/31/94      11,153.54        11,561.61         11,561.61            11,231.30
06/30/94      11,165.80        11,567.39         11,567.39            11,264.99
07/31/94      11,267.41        11,665.71         11,665.71            11,402.42
08/31/94      11,358.68        11,753.21         11,753.21            11,523.29
09/30/94      11,433.65        11,823.73         11,823.73            11,544.03
10/31/94      11,435.93        11,819.00         11,819.00            11,570.58
11/30/94      11,386.76        11,761.08         11,761.08            11,491.90
12/31/94      11,519.98        11,891.63         11,891.63            11,563.15
01/31/95      11,629.42        11,997.47         11,997.47            11,749.32
02/28/95      11,944.58        12,315.40         12,315.40            12,106.50
03/31/95      12,115.39        12,484.12         12,484.12            12,220.30
04/30/95      12,375.87        12,746.29         12,746.29            12,464.70
05/31/95      12,731.06        13,104.46         13,104.46            12,831.16
06/30/95      12,831.63        13,200.12         13,200.12            12,944.08
07/31/95      12,999.73        13,365.12         13,365.12            13,061.87
08/31/95      13,095.92        13,456.00         13,456.00            13,137.63
09/30/95      13,275.34        13,633.62         13,633.62            13,279.52
10/31/95      13,465.18        13,821.77         13,821.77            13,384.42
11/30/95      13,625.41        13,977.95         13,977.95            13,553.07
12/31/95      13,851.59        14,201.60         14,201.60            13,767.20
01/31/96      14,071.83        14,418.89         14,418.89            13,990.23
02/29/96      14,083.09        14,421.77         14,421.77            13,939.87
03/31/96      13,967.61        14,294.86         14,294.86            13,867.38
04/30/96      14,024.88        14,344.89         14,344.89            13,861.83
05/31/96      14,068.35        14,380.75         14,380.75            13,881.24
06/30/96      14,121.81        14,426.77         14,426.77            14,031.16
07/31/96      14,243.26        14,542.18         14,542.18            14,106.93
08/31/96      14,471.15        14,766.13         14,766.13            14,221.19
09/30/96      14,803.99        15,096.90         15,096.90            14,526.95
10/31/96      14,947.59        15,235.79         15,235.79            14,728.87
11/30/96      15,267.47        15,554.21         15,554.21            15,026.40
12/31/96      15,415.56        15,695.76         15,695.76            15,059.46
01/31/97      15,569,72        15,837,02         15,841.73            15,202.52
02/28/97      15,804.82        16,066.66         16,071.43            15,386.47
03/31/97      15,593.04        15,841.72         15,846.43            15,203.37
04/30/97      15,755.20        15,996.97         16,001.73            15,391.89
05/31/97      16,109.69        16,345.71         16,350.57            15,655.09
06/30/97      16,343.29        16,572.91         16,577.84            15,857.04
07/31/97      16,760.04        16,983.92         16,988.97            16,329.58
08/31/97      16,749.98        16,961.84         16,966.88            16,174.45
09/30/97      17,026.36        17,231.53         17,236.66            16,428.39
10/31/97      17,038.28        17,231.53         17,236.66            16,484.25
11/30/97      17,196.73        17,381.45         17,386.62            16,599.64
12/31/97      17,385.90        17,562.22         17,567.44            16,752.35
01/31/98      17,679.72        17,846.72         17,852.03            16,953.38
02/28/98      17,769.88        17,927.03         17,932.36            17,031.37
03/31/98      17,903.16        18,050.73         18,056.10            17,140.37
04/30/98      17,942.55        18,079.61         18,084.99            17,227.79
05/31/98      18,028.67        18,155.55         18,160.94            17,339.77
06/30/98      18,156.67        18,271.74         18,278.99            17,445.54
07/31/98      18,343.69        18,447.15         18,454.47            17,536.26
08/31/98      17,602.60        17,690.82         17,697.83            17,052.26
09/30/98      17,820.87        17,797.80         17,904.90            17,413.76

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 23 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                             8%
--------------------------------------------------------------------------------
1-5 years                                                                 19%
--------------------------------------------------------------------------------
5-10 years                                                                63%
--------------------------------------------------------------------------------
10-20 years                                                                6%
--------------------------------------------------------------------------------
20-30 years                                                                4%
--------------------------------------------------------------------------------
Duration                                                            4.8 years
--------------------------------------------------------------------------------


Sector Breakdown
--------------------------------------------------------------------------------
Corporate Bonds and Notes                                               82.0%
--------------------------------------------------------------------------------
Short-Term Instruments                                                   6.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                  4.5%
--------------------------------------------------------------------------------
Preferred Stock                                                          3.6%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                               1.9%
--------------------------------------------------------------------------------
Other                                                                    1.8%
--------------------------------------------------------------------------------


Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                        1%
--------------------------------------------------------------------------------
BBB                                                                        4%
--------------------------------------------------------------------------------
BB                                                                        55%
--------------------------------------------------------------------------------
B                                                                         40%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Despite a difficult period in the high yield market for the six-month period ended September 30, 1998, the PIMCO High Yield Fund produced strong relative results. During that time, the Fund's Class A shares were down 0.5% and Class B and C shares were down 0.8%. However, these returns compare quite favorably to the Lipper High Current Yield Fund Average, which lost 6.9%. The Fund also performed well over the long term, outperforming this benchmark over the three- and five-year periods, and since its inception.
   The Fund's manager invests primarily in upper-tier high yield bonds, which helps to limit the portfolio's exposure to defaults. In recent months, this strategy has paid off handsomely. Much of the high yield market suffered large losses as the high yield corporate sector was hit by worries about growing global turmoil and its possible effect on domestic profits.
   The Fund managed to avoid the problems which beset many of its peers for several reasons. Most importantly, the conservative industry orientation and credit quality of the Fund minimized losses. During the past 12 months, the manager sought downside protection by increasing holdings in non-cyclical bonds. These sectors, most notably healthcare and utilities, are generally not impacted by consumer discretionary spending and not as sensitive to economic downturns. A favorite holding is Tenet Healthcare, one of the nation's most efficiently operated networks of quality hospitals, which represents approximately 1.75% of the portfolio.
   The Fund's outperformance was also due to an underweighting in commodity-dependent industries--including paper, steel, chemicals and textiles. These sectors are most vulnerable to downward price pressure from markets with devaluing currencies, whose products are more price-competitive. Another aspect of the Fund's conservative strategy is a bank loan orientation. Bank loan issues by high-yield companies are one of the safest places in the high-yield marketplace. Since they are the first in line for repayment, they tend to hold up well in uncertain times. In addition, the Fund was helped by an above-index duration which led to periods of appreciation as interest rates declined.
   The Fund was negatively impacted by holdings of single B-rated credits. However, seeking principal protection, the manager has increased holdings of higher-rated securities and raised the average quality of bonds in the portfolio. The single B-rated portion of the portfolio is now 38%, down from 50% in the first quarter.
   Going forward, the manager expects to be very cautious. However, it has begun to see values in this market now that prices have come down dramatically. Therefore, it currently anticipates selectively purchasing downtrodden issues with strong fundamentals while maintaining an average quality rating of BB and an average duration in an above-index range of 4.5--4.8 years.


                                          See page 35 for financial details.  15

September 30,1998

PIMCO Municipal Bond Fund


Objective:

High current income exempt from federal income tax, consistent with preservation of capital.


Portfolio:

Investment grade municipal bonds.


Duration Range:

3-10 years


Fund Inception Date:

12/31/97


Total Net Assets:

$57 million


PIMCO Advisors Institutional Manager:

Pacific Investment Management Company


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For period ended 9/30/98

          A Shares         B Shares          C Shares   Lipper          Lehman
                                                        Gen. Municipal  Municipal Bond
                  Adjusted         Adjusted  Adjusted   Bond Fund Avg.  Index
-------------------------------------------------------------------------------------
Inception   5.6%    3.3%   5.0%    0.0%      5.6%       --              --

                       Change in Value of $10,000
                       Invested at the Fund's inception

 MONTH         PIMCO            PIMCO           PIMCO          Lehman
               Municipal        Municipal       Municipal      Muni Bond
               Bond A           Bond B          Bond C         Index
========       =========        =========       =========      =========
12/31/97        9,700.00        10,000.00       10,000.00      10,000.00
01/31/98        9,811.55        10,108.00       10,110.00      10,103.00
02/28/98        9,763.47        10,052.41       10,056.42      10,106.03
03/31/98        9,768.36        10,051.40       10,057.42      10,115.12
04/30/98        9,699.98         9,976.02        9,984.00      10,069.61
05/31/98        9,890.10        10,163.56       10,173.70      10,228.71
06/30/98        9,920.76        10,187.96       10,201.17      10,268.60
07/31/98        9,927.70        10,188.98       10,205.25      10,294.27
08/31/98       10,109.38        10,369.32       10,387.92      10,453.83
09/30/98       10,241.81         9,998.94       10,419.85      10,584.50

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 4/1/98) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in April 1998. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                               6%
--------------------------------------------------------------------------------
1-5 years                                                                   17%
--------------------------------------------------------------------------------
5-10 years                                                                  57%
--------------------------------------------------------------------------------
10-20 years                                                                 20%
--------------------------------------------------------------------------------
Duration                                                              7.2 years
--------------------------------------------------------------------------------


Sector Breakdown

--------------------------------------------------------------------------------
Municipal Bonds & Notes                                                   99.9%
--------------------------------------------------------------------------------
Short-Term Instruments                                                     0.1%
--------------------------------------------------------------------------------


Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         59%
--------------------------------------------------------------------------------
AA                                                                          15%
--------------------------------------------------------------------------------
A                                                                           15%
--------------------------------------------------------------------------------
BBB                                                                         10%
--------------------------------------------------------------------------------
BB                                                                           1%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

   The Municipal Bond Fund was launched on December 31, 1997. The Fund seeks to provide high current income exempt from federal taxes. In addition, the Fund has a secondary objective of capital appreciation. For the six months ended September 30, 1998, the Fund returned 4.9% for its Class A shares, 4.5% for its Class B shares and 4.6% for its C shares.
   The manager maintained a relatively long duration for the Fund during recent months, which allowed it to maximize the benefits of falling interest rates. The Fund also benefited from its high average quality, with 90% of the portfolio invested in securities rated A or better. This high-quality portfolio has helped to limit downside risk, and the manager anticipates this strategy to continue. The Fund was negatively impacted by holdings of callable bonds, which dragged down performance as yields fell. Supply in the municipal market continues to be heavy as government entities seek to take advantage of the low interest rate environment. This has kept prices low and allowed the manager to find opportunities in the market.
   Going forward, the duration of the portfolio will be slightly longer than the index. We will seek opportunities for attractive municipal investments through in-depth credit analysis. Our goal is to identify municipal bonds that are "cheap" relative to their quality while focusing on issues with stable or improving credit profiles.


16                                            See page 39 for financial details.

September 30, 1998

PIMCO Total Return Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily an intermediate-term portfolio of investment grade bonds.


DURATION RANGE:

3-6 years


FUND INCEPTION DATE:

5/11/87


TOTAL NET ASSETS:

$22,366 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

            A Shares         B Shares          C Shares   Lipper Inter.     Lehman
                                                          Inv. Grade Debt   Agg. Bond
                    Adjusted         Adjusted  Adjusted   Fund Avg.         Index
-------------------------------------------------------------------------------------
1 year       12.0%   7.0%    11.2%    6.2%     10.2%       10.0%            11.5%
5 years       7.5%   6.5%     6.7%    6.4%      6.7%        6.3%             7.2%
10 years      9.9%   9.4%     9.1%    9.1%      9.1%        8.5%             9.3%
Inception     9.6%   9.2%     8.8%    8.8%      8.8%        --               --

                       Change in Value of $10,000
                       Invested at the Fund's inception


           PIMCO       PIMCO       PIMCO       Lehman
           Total       Total       Total       Agg. Bond
Month      Return A    Return B    Return C    Index
05/11/87
05/31/87    9,550.00   10,000.00   10,000.00   10,000.00
06/30/87    9,668.42   10,117.00   10,117.00   10,137.63
07/31/87    9,641.35   10,081.59   10,081.59   10,129.84
08/31/87    9,615.32   10,048.32   10,048.32   10,075.63
09/30/87    9,371.09    9,787.06    9,787.06    9,861.08
10/31/87    9,666.28   10,088.51   10,088.51   10,212.28
11/30/87    9,732.97   10,152.06   10,152.06   10,294.08
12/31/87    9,817.65   10,233.28   10,233.28   10,434.30
01/31/88   10,215.27   10,641.59   10,641.59   10,801.09
02/29/88   10,328.66   10,753.33   10,753.33   10,929.30
03/31/88   10,232.60   10,645.79   10,645.79   10,826.73
04/30/88   10,176.32   10,580.85   10,580.85   10,768.31
05/31/88   10,122.39   10,518.43   10,518.43   10,695.92
06/30/88   10,360.26   10,759.30   10,759.30   10,953.97
07/31/88   10,342.65   10,734.55   10,734.55   10,896.52
08/31/88   10,388.16   10,775.34   10,775.34   10,925.08
09/30/88   10,581.38   10,969.30   10,969.30   11,172.42
10/31/88   10,744.33   11,131.64   11,131.64   11,382.76
11/30/88   10,644.41   11,021.44   11,021.44   11,244.48
12/31/88   10,688.05   11,058.91   11,058.91   11,257.14
01/31/89   10,816.31   11,183.88   11,183.88   11,419.11
02/28/89   10,743.84   11,102.24   11,102.24   11,336.34
03/31/89   10,790.04   11,143.32   11,143.32   11,385.35
04/30/89   11,027.42   11,381.78   11,381.78   11,623.60
05/31/89   11,290.97   11,646.98   11,646.98   11,929.04
06/30/89   11,666.96   12,027.83   12,027.83   12,292.26
07/31/89   11,909.63   12,270.80   12,270.80   12,553.56
08/31/89   11,700.02   12,047.47   12,047.47   12,367.57
09/30/89   11,753.84   12,095.66   12,095.66   12,430.86
10/31/89   12,031.23   12,373.86   12,373.86   12,736.95
11/30/89   12,132.30   12,470.37   12,470.37   12,858.35
12/31/89   12,151.71   12,482.84   12,482.84   12,892.76
01/31/90   11,943.91   12,261.90   12,261.90   12,739.55
02/28/90   11,971.39   12,282.74   12,282.74   12,780.77
03/31/90   11,957.02   12,260.63   12,269.63   12,790.18
04/30/90   11,783.64   12.074.27   12,074.27   12,673.01
05/31/90   12,165.43   12,457.03   12,457.03   13,048.23
06/30/90   12,366.16   12,655.09   12,655.09   13,257.60
07/31/90   12,562.78   12,847.45   12,847.45   13,440.99
08/31/90   12,360.52   12,631.61   12,631.61   13,261.49
09/30/90   12,367.94   12,631.61   12,631.61   13,371.20
10/31/90   12,534.91   12,793.30   12,793.30   13,540.96
11/30/90   12,845.77   13,102.90   13,102.90   13,832.45
12/31/90   13,066.72   13,320.40   13,320.40   14,047.97
01/31/91   13,192.16   13,440.29   13,440.29   14,221.63
02/28/91   13,371.57   13,615.01   13,615.01   14,343.03
03/31/91   13,536.04   13,774.31   13,774.31   14,441.70
04/30/91   13,752.62   13,986.43   13,986.43   14,598.16
05/31/91   13,850.26   14,077.34   14,077.34   14,683.52
06/30/91   13,866.80   14,085.79   14,085.79   14,676.06
07/31/91   14,061.02   14,274.54   14,274.54   14,879.58
08/31/91   14,436.45   14,647.11   14,647.11   15,201.57
09/30/91   14,772.82   14,979.59   14,979.59   15,509.61
10/31/91   14,919.07   15,118.90   15,118.90   15,682.29
11/30/91   15,042.90   15,235.32   15,235.32   15.826.08
12/31/91   15,549.84   15,739.61   15,739.61   16,296.09
01/31/92   15,417.67   15,596.38   15,596.38   16,074.40
02/29/92   15,547.18   15,719.59   15,719.59   16,178.91
03/31/92   15,481.88   15,644.14   15,644.14   16,087.70
04/30/92   15,557.74   15,711.41   15,711.41   16,203.91
05/31/92   15,873.56   16,020.92   16,020.92   16,509.67
06/30/92   16,068.81   16,209.97   16,209.97   16,736.89
07/31/92   16,456.07   16,590.90   16,590.90   17,078.36
08/31/92   16,591.01   16,716.99   16,716.99   17,251.36
09/30/92   16,848.17   16,966.08   16,966.08   17,455.86
10/31/92   16,694.85   16,801.51   16,801.51   17,224.42
11/30/92   16,703.20   16,799.83   16,799.83   17,288.32
12/31/92   16,990.49   17,078.70   17,078.70   17,502.27
01/31/93   17,298.02   17,377.58   17,377.58   17,837.90
02/28/93   17,676.85   17,749.46   17,749.46   18,150.16
03/31/93   17,772.30   17,836.43   17,836.43   18,225.79
04/30/93   17,921.59   17,975.56   17,975.56   18,352.70
05/31/93   17,957.43   18,000.72   18,000.72   18,376.07
06/30/93   18,341.72   18,375.14   18,375.14   18,709.10
07/31/93   18,448.10   18,470.69   18,470.69   18,814.92
08/31/93   18,861.34   18,873.35   18,873.35   19,144.70
09/30/93   18,931.13   18,933.74   18,933.74   19,197.29
10/31/93   19,059.86   19,051.13   19,051.13   19,269.02
11/30/93   18,886.42   18,868.24   18,868.24   19,105.10
12/31/93   19,037.51   19,007.87   19,007.87   19,208.65
01/31/94   19,262.15   19,220.75   19,220.75   19,468.00
02/28/94   18,911.59   18,861.33   18,861.33   19,129.77
03/31/94   18,504.98   18,444.49   18,444.49   18,658.14
04/30/94   18,316.23   18,245.29   18,245.29   18,509.15
05/31/94   18,222.82   18,141.29   18,141.29   18,506.56
06/30/94   18,148.10   18,056.03   18,056.03   18,465.66
07/31/94   18,512.88   18,408.12   18,408.12   18,832.45
08/31/94   18,559.16   18,443.10   18,443.03   18,855.82
09/30/94   18,317.89   18,192.27   18,192.27   18,578.29
10/31/94   18,288.58   18,152.25   18,152.25   18,561.74
11/30/94   18,283.10   18,135.91   18,135.91   18,520.51
12/31/94   18,270.30   18,110.52   18,110.52   18,648,40
01/31/95   18,590.03   18,416.59   18,416.59   19,017.46
02/28/95   19,019.46   18,830.96   18,830.96   19,469.62
03/31/95   19,192.54   18,991.02   18,991.02   19,689.07
04/30/95   19,522.65   19,306.28   19,306.28   19,862.70
05/31/95   20,133.71   19,897.05   19,897.05   20,631.33
06/30/95   20,113.57   19,865.21   19,865.21   20.782.59
07/31/95   20,117.59   19,857.27   19,857.27   20,736.17
08/31/95   20,419.36   20,143.21   20,143.21   20,986.43
09/30/95   20,668.47   20,367.87   20,367.87   21,190.60
10/31/95   20,974.37   20,666.22   20,666.22   21,466.18
11/30/95   21,421.12   21,094.01   21,094.01   21,787.85
12/31/95   21,781.00   21,435.74   21,435.74   22,093.61
01/31/96   21,950.89   21,590.07   21,590.07   22,240.33
02/29/96   21,408.70   21,043.85   21,043.85   21,853.74
03/31/96   21,235.29   20,860.76   20,860.76   21,701.83
04/30/96   21,139.73   20,754.37   20,754.37   21,579.78
05/31/96   21,074.20   20,677.58   20,677.58   21,535.96
06/30/96   21,402.96   20,987.75   20,987.75   21,825.18
07/31/96   21,450.04   21,021.33   21,021.33   21,884.90
08/31/96   21,424.30   20,981.39   20,981.39   21,848.22
09/30/96   21,908.49   21,442.98   21,442.98   22,228.97
10/31/96   22,469.35   21,979.05   21,979.05   22,721.37
11/30/96   22,992.89   22,477.98   22,477.98   23,110.56
12/31/96   22,698.58   22,176.77   22,176.77   22,895.68
01/31/97   22,771.21   22,241.08   22,241.08   22,965.79
02/28/97   22,814.48   22,270,00   22,270,00   23,022.92
03/31/97   22,531.58   21,980.49   21,980.49   22,767.79
04/30/97   22,930.39   22,354.16   22,354.16   23,108.61
05/31/98   23,157.40   22,557.58   22,559.81   23,237.06
06/30/97   23,421.39   22,801.20   22,803.46   23,603.93
07/31/97   24,067.82   23,414.55   23,416.87   24,240.46
08/31/97   23,851.21   23,187.43   23,189.73   24,033.69
09/30/97   24,230.45   23,542.20   23,544.53   24,388.15
10/31/97   24,511.52   23,798.81   23,801.17   24,741.95
11/30/97   24,614.47   23,886.86   23,889.23   24,855.88
12/31/97   24,892.61   24,140.07   24,142.46   25,106.14
01/31/98   25,268.49   24,490.10   24,492.52   25,428.46
02/28/98   25,190.16   24,399.48   24,401.90   25,408.17
03/31/98   25,265.73   24,458.04   24,460.47   25,496.62
04/30/98   25,354.16   24,528.97   24,533.85   25,629.71
05/31/98   25,640.66   24,788.98   24,793.91   25,872.83
06/30/98   25,881.68   25,007.12   25,012.09   26,092.25
07/31/98   25,956.74   25,064.64   25,069.62   26,147.75
08/31/98   26,359.07   25,438.10   25,443.16   26,573.29
09/30/98   27,139.30   26,175.80   26,181.01   27,195.53

   *Past performance is not an indication of future results.The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1-5 years                                                                   51%
--------------------------------------------------------------------------------
5-10 years                                                                  16%
--------------------------------------------------------------------------------
10-20 years                                                                 20%
--------------------------------------------------------------------------------
20-30 years                                                                 13%
--------------------------------------------------------------------------------
Duration                                                              4.5 years
--------------------------------------------------------------------------------


Sector Breakdown

--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                45.7%
--------------------------------------------------------------------------------
Corporate Bonds & Notes                                                   32.1%
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  6.8%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    6.2%
--------------------------------------------------------------------------------
U.S.Government Agencies                                                    3.4%
--------------------------------------------------------------------------------
Other                                                                      5.8%
--------------------------------------------------------------------------------


Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         67%
--------------------------------------------------------------------------------
AA                                                                           4%
--------------------------------------------------------------------------------
A                                                                           17%
--------------------------------------------------------------------------------
BBB                                                                          6%
--------------------------------------------------------------------------------
BB                                                                           6%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Total Return Fund continues to deliver solid returns for investors. For the six-month period ended September 30, 1998, the Fund's Class A shares returned 7.4%, while Class B and C shares returned 7.0%. These returns exceeded the Lipper Intermediate Investment Grade Debt Fund Average of 5.8% for the same time period.
   The Fund's manager was cautiously bullish in the second and third quarter of 1998, with concerns about global economic problems amidst a favorable interest rate environment. This strategy proved prudent, as the Fund benefited from a combination of falling interest rates and favorable allocation strategies. The Fund's above-index duration boosted returns, as yields fell during the past two quarters, causing bond prices to rise. In particular, the portfolio's focus on higher quality securities helped the Fund's performance. In the last six months, as the global financial crisis deepened and economic problems spread to several countries around the globe, nervous investors sought safety in higher quality bonds. This led to relative price appreciation for these issues, which benefited the Fund.
   Our underweight position in corporate bonds also helped the Fund, as that sector underperformed during the third quarter due to fears of a weakening U.S. economy.
   The biggest detriment to performance was the Fund's 3% exposure to emerging markets, primarily in Argentina and Korea. While prices there fell due to general emerging markets concerns, the manager believes these are two countries that have fundamentally solid economies and are likely to meet their debt obligations. In fact, in September, these countries outperformed the average emerging markets country. As these holdings are in U.S. dollar-denominated debt, the Fund has no currency exposure with these positions.
   Going forward, the manager believes interest rates will continue to fall, benefiting bond prices. Therefore, the manager anticipates maintaining a slightly above-index duration to take advantage of its secular view. In addition, as the manager expects an increase in financial uncertainties around the world, it currently intends to focus on high quality Treasury and mortgage securities for further stability while continuing to underweight corporate securities and maintain small exposures to emerging markets and non-U.S. dollar assets.

See page 42 for financial details.                                           17

September 30,1998

PIMCO Real Return Bond Fund

OBJECTIVE:

Maximum real return, consistent with preservation of real capital and prudent investment management.


PORTFOLIO:

Primarily inflation-indexed bonds.


TOTAL NET ASSETS:

$11 million


FUND INCEPTION DATE:

1/29/97


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 9/30/98

                                        A Shares                B Shares               C Shares    Lipper Short    Lehman Bros.
                                                                                                   U.S. Govt.      Inflation Linked
                                                Adjusted                Adjusted       Adjusted    Fund Avg.       Tsy. Index
------------------------------------------------------------------------------------------------------------------------------------

   1 year                               6.2%      3.0%          5.4%       0.4%          4.7%       6.8%            5.7%
   Inception                            5.2%      3.3%          4.4%       2.1%          4.6%        --              --

                           Change in Value of $10,000
                        Invested at the Fund's inception

 MONTH         PIMCO            PIMCO           PIMCO          Lehman Bros.
               Real             Real            Real           Infl. Linked
               Return A         Return B        Return C       Treas. Index
========       ========         ========        ========       ============
01/31/97        9,700.00        10,000.00       10,000.00      10,000.00
02/28/97        9,734.92        10,029.00       10,032.00      10,033.00
03/31/97        9,651.20         9,926.70        9,927.67       9,895.55
04/30/97        9,697.53         9,978.32        9,977.31       9,955.91
05/31/97        9,749.89        10,028.21       10,027.19      10,009.68
06/30/97        9,725.52         9,997.13        9,996.11       9,977.65
07/31/97        9,841.25        10,110.09       10,108.06      10,072.43
08/31/97        9,857.98        10,121.22       10,124.24      10,102.64
09/30/97        9,873.75        10,131.34       10,142.46      10,122.85
10/31/97        9,995.20        10,248.86       10,263.16      10,227.11
11/30/97       10,044.18        10,292.93       10,309.34      10,284.39
12/31/97        9,988.93        10,230.14       10,248.52      10,241.20
01/31/98       10,043.87        10,280.27       10,300.78      10,291.38
02/28/98       10,029.81        10,259.71       10,282.24      10,282.11
03/31/98       10,046.86        10,274.07       10,297.66      10,276.98
04/30/98       10,097.10        10,318.25       10,344.00      10,315.00
05/31/98       10,135.47        10,350.24       10,379.17      10,388.24
06/30/98       10,166.89        10,376.12       10,407.20      10,414.19
07/31/98       10,242.12        10,445.64       10,479.01      10,462.51
08/31/98       10,246.22        10,443.55       10,479.01      10,486.26
09/30/98       10,480.86        10,276.44       10,714.78      10,697.04

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
 PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                              15%
--------------------------------------------------------------------------------
1-5 years                                                                   46%
--------------------------------------------------------------------------------
5-10 years                                                                  37%
--------------------------------------------------------------------------------
10-20 years                                                                  1%
--------------------------------------------------------------------------------
20-30 years                                                                  0%
--------------------------------------------------------------------------------
Over 30 years                                                                1%
--------------------------------------------------------------------------------
Duration                                                              3.0 years
--------------------------------------------------------------------------------

Sector Breakdown

--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                 42.7%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                  21.6%
--------------------------------------------------------------------------------
Short-Term Instruments                                                    14.6%
--------------------------------------------------------------------------------
Corporate Bonds and Notes                                                 11.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    4.4%
--------------------------------------------------------------------------------
Other                                                                      5.1%
--------------------------------------------------------------------------------

Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         89%
--------------------------------------------------------------------------------
AA                                                                           2%
--------------------------------------------------------------------------------
A                                                                            3%
--------------------------------------------------------------------------------
BBB                                                                          3%
--------------------------------------------------------------------------------
BB                                                                           3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Inflation-indexed Treasury securities are an investment offered by the U.S. government that provide an effective hedge against the effects of inflation. Specifically, these bonds adjust their total annual yield for changes in the inflation rate (as measured by the Consumer Price Index). If held to maturity, the government guarantees the return of the initial principal amount of the bond.

   For the six-month period ended September 30, 1998, the Fund returned 4.3% for its Class A shares, 3.9% for Class B shares and 4.1% for Class C shares. The Fund has outperformed its benchmark, the Lehman Brothers Inflation-Linked Treasury Index, since its inception.

   Fund performance benefited from the manager's correct expectation of lower interest rates during the period. In addition, the Fund was helped by an overweighting in securities with intermediate-range maturities. The Fund also gained yield from investments in U.S. corporate and agency inflation-indexed issues. Detracting from the Fund's strong six months was some exposure to conventional corporate bonds, which reflected the period's corporate profitability problems.

   Looking ahead, the Fund's manager continues to emphasize the need for investors to protect themselves against inflation, despite the fact that inflation is at historic lows. The manager believes that now is the time for investors to consider inflation-indexed bond funds because investing when inflation is low will permit investors to take maximum advantage of the adjustments to principal that will come if prices increase.


18                                            See page 58 for financial details.

September 30, 1998
PIMCO Low Duration Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily shorter-term, investment grade bonds.


DURATION RANGE:

1-3 years


TOTAL NET ASSETS:

$3,492 million


FUND INCEPTION DATE:

5/11/87


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/98

                             A Shares                    B Shares                    C Shares    Lipper Short Inv.  Merrill Lynch
                                                                                                 Grade Debt Fund    1-3 yr. Tsy.
                                           Adjusted                    Adjusted      Adjusted    Average            Index
-----------------------------------------------------------------------------------------------------------------------------------
   1 year                    7.5%          4.3%          6.7%          1.7%          6.0%          6.7%                8.0%
   5 years                   6.4%          5.7%          5.6%          5.2%          5.8%          5.4%                6.0%
   10 years                  7.9%          7.5%          7.1%          7.1%          7.3%          7.0%                7.4%
   Inception                 7.8%          7.5%          7.0%          7.0%          7.3%           --                 --

                           Change in Value of $10,000
                        Invested at the Fund's inception

              PIMCO          PIMCO          PIMCO          Merril Lynch
 Month    Low Duration A  Low Duration B  Low Duration C  1-3 yr. Tsy. Index
========  ==============  ==============  ==============  ==================
05/11/87
05/31/87        9,700.00       10,000.00       10,000.00           10,000.00
06/30/87        9,786.33       10,083.00       10,085.00           10,108.97
07/31/87        9,818.62       10,109.22       10,114.25           10,158.49
08/31/87        9,812.73       10,097.06       10,104.13           10,165.55
09/30/87        9,785.26       10,062.75       10,071.80           10,127.39
10/31/87        9,939.87       10,214.70       10,226.90           10,350.99
11/30/87       10,048.21       10,319.91       10,334.29           10,413.51
12/31/87       10,103.47       10,370.48       10,386.99           10,479.85
01/31/88       10,266.14       10,531.22       10,550.07           10,647.83
02/29/88       10,336.98       10,597.57       10,618.64           10,735.16
03/31/88       10,397.97       10,652.68       10,677.05           10,756.11
04/30/88       10,437.48       10,686.77       10,713.35           10,771.59
05/31/88       10,457.31       10,699.59       10,728.35           10,756.21
06/30/88       10,551.42       10,788.40       10,820.61           10,867.58
07/31/88       10,603.13       10,837.79       10,869.30           10,875.74
08/31/88       10,641.30       10,867.29       10,904.08           10,898.91
09/30/88       10,734.94       10,956.40       10,995.68           11,025.50
10/31/88       10,830.48       11,046.25       11,088.04           11,135.51
11/30/88       10,840.23       11,049.56       11,093.59           11,105.60
12/31/88       10,883.59       11,087.13       11,133.52           11,131.74
01/31/89       10,969.57       11,168.06       11,217.03           11,219.17
02/28/89       10,982.73       11,174.77       11,226.00           11,218.94
03/31/89       11,021.17       11,206.05       11,259.68           11,270.32
04/30/89       11,146.82       11,327.08       11,282.53           11,442.77
05/31/89       11,371.98       11,547.96       11,607.79           11,613.79
06/30/89       11,615.34       11,788.16       11,851.55           11,830.60
07/31/89       11,781.44       11,948.47       12,015.10           12,005.62
08/31/89       11,722.53       11,881.56       11,950.22           11,931.78
09/30/89       11,777.63       11,929.09       12,000.41           12,002.55
10/31/89       11,928.38       12,074.62       12,149.22           12,183.76
11/30/89       12,032.16       12,173.43       12,250.06           12,298.53
12/31/89       12,088.71       12,222.34       12,302.73           12,347.72
01/31/90       12,076.72       12,201.56       12,284.28           12,357.97
02/28/90       12,155.12       12,273.55       12,359.21           12,415.56
03/31/90       12,215.90       12,327.55       12,416.06           12,457.39
04/30/90       12,203.68       12,307.83       12,398.68           12,481.80
05/31/90       12,405.04       12,502.29       12,597.06           12,672.77
06/30/90       12,534.05       12,624.81       12,723.03           12,806.08
07/31/90       12,666.91       12,749.80       12,852.81           12,965.91
08/31/90       12,687.18       12,761.27       12,866.94           13,004.68
09/30/90       12,751.89       12,818.70       12,927.42           13,111.38
10/31/90       12,839.87       12,898.17       13,010.15           13,255.42
11/30/90       12,987.53       13,038.76       13,154.57           13,385.84
12/31/90       13,122.60       13,166.54       13,286.11           13,548.20
01/31/91       13,238.08       13,274.51       13,397.72           13,672.30
02/28/91       13,338.69       13,367.43       13,494.18           13,753.52
03/31/91       13,446.73       13,467.69       13,598.09           13,846.21
04/30/91       13,605.41       13,618.53       13,753.10           13,977.34
05/31/91       13,706.09       13,711.13       13,849.37           14,061.76
06/30/91       13,788.32       13,785.17       13,926.93           14,118.85
07/31/91       13,935.86       13,924.40       14,070.40           14,241.83
08/31/91       14,129.57       14,109.60       14,260.33           14,437.22
09/30/91       14,309.01       14,280.32       14,435.73           14,593.44
10/31/91       14,427.78       14,390.28       14,549.77           14,750.17
11/30/91       14,577.83       14,531.31       14,695.27           14,903.42
12/31/91       14,816.90       14,760.90       14,930.40           15,130.55
01/31/92       14,824.31       14,759.42       14,931.89           15,107.40
02/29/92       14,892.50       14,818.46       14,994.60           15,159.52
03/31/92       14,895.48       14,812.53       14,991.60           15,154.22
04/30/92       14,995.28       14,902.89       15,086.05           15,292.88
05/31/92       15,142.23       15,040.00       15,227.86           15,432.35
06/30/92       15,278.51       15,166.33       15,358.82           15,598.88
07/31/92       15,475.61       15,352.88       15,550.80           15,764.83
08/31/92       15,573.10       15,440.39       15,642.55           15,903.25
09/30/92       15,722.60       15,579.35       15,786.47           16,054.65
10/31/92       15,722.60       15,568.45       15,780.15           15,958.64
11/30/92       15,725.75       15,562.22       15,776.99           15,932.63
12/31/92       15,884.58       15,710.06       15,930.03           16,083.99
01/31/93       16,029.13       15,842.03       16,067.03           16,520.94
02/28/93       16,213.46       16,014.71       16,245.37           16,389.88
03/31/93       16,299.40       16,089.97       16,324.98           16,439.05
04/30/93       16,371.11       16,151.12       16,390.28           16,540.97
05/31/93       16,384.21       16,154.35       16,396.83           16,494.66
06/30/93       16,541.50       16,299.74       16,547.88           16,616.23
07/31/93       16,592.78       16,338.85       16,590.71           16,654.77
08/31/93       16,748.75       16,482.64       16,740.02           16,800.00
09/30/93       16,807.37       16,530.44       16,791.92           16,854.60
10/31/93       16,916.92       16,627.97       16,894.35           16,887.64
11/30/93       16,926.77       16,627.97       16,897.73           16,891.86
12/31/93       17,040.18       16,727.73       17,002.49           16,954.19
01/31/94       17,127.08       16,801.34       17,080.70           17,063.04
02/28/94       17,046.58       16,713.97       16,995.30           16,954.01
03/31/94       16,966.47       16,623.71       16,906.93           16,869.58
04/30/94       16,903.69       16,552.23       16,837.61           16,809.86
05/31/94       16,878.33       16,517.47       16,805.62           16,833.73
06/30/94       16,907.03       16,535.64       16,827.46           16,883.56
07/31/94       17,057.50       16,672.89       16,970.50           17,028.75
08/31/94       17,124.02       16,726.24       17,028.20           17,088.70
09/30/94       17,091.49       16,684.42       16,989.03           17,049.90
10/31/94       17,082.94       16,666.07       16,973.74           17,088.27
11/30/94       17,079.53       16,652.74       16,963.56           17,012.05
12/31/94       17,064.15       16,627.76       16,941.50           17,050.50
01/31/95       17,216.03       16,764.11       17,085.51           17,287.84
02/28/95       17,426.06       16,958.57       17,287.12           17,525.38
03/31/95       17,490.54       17,011.14       17,344.16           17,623.17
04/30/95       17,703.92       17,206.77       17,547.09           17,780.19
05/31/95       18,019.05       17,501.01       17,852.41           18,090.81
06/30/95       18,105.54       17,572.76       17,930.96           18,188.14
07/31/95       18,105.54       17,562.22       17,923.79           18,263.44
08/31/95       18,295.65       17,736.08       18,104.82           18,372.11
09/30/95       18,452.99       17,877.97       18,253.28           18,461.39
10/31/95       18,584.01       17,994.18       18,375.57           18,617.21
11/30/95       18,794.01       18,186.72       18,575.87           18,781.78
12/31/95       19,010.14       18,384.95       18,782.06           18,926.03
01/31/96       19,143.21       18,502.61       18,906.02           19,086.90
02/29/96       19,013.14       18,365.70       18,769.90           19,006.16
03/31/96       18,997.83       18,339.98       18,747.37           18,989.25
04/30/96       18,997.83       18,328.98       18,739.88           19,005.20
05/31/96       19,009.23       18,328.98       18,743.62           19,044.16
06/30/96       19,195.52       18,495.77       18,919.81           19,180.90
07/31/96       19,253.10       18,540.16       18,969.01           19,256.47
08/31/96       19,341.67       18,612.47       19,046.78           19,322.52
09/30/96       19,608.58       18,856.29       19,302.01           19,497.78
10/31/96       19,883.10       19,108.97       19,564.51           19,717.32
11/30/96       20,143.57       19,347.83       19,812.98           19,868.35
12/31/96       20,081.13       19,276.24       19,743.64           19,868.35
01/31/97       20,241.78       19,416.96       19,895.66           19,961.54
02/28/97       20,316.67       19,477.15       19,961.32           20,007.45
03/31/97       20,227.28       19,379.77       19,865.50           19,999.64
04/30/97       20,465.96       19,596.82       20,091.97           20,163.04
05/31/97       20,629.69       19,741.84       20,244.67           20,300.55
06/30/97       20,784.41       19,878.05       20,388.41           20,440.43
07/31/97       21,112.80       20,178.21       20,700.35           20,665.07
08/31/97       21,093.80       20,145.93       20,671.37           20,684.08
09/30/97       21,270.99       20,303.07       20,836.74           20,841.07
10/31/97       21,419.89       20,430.98       20,976.35           20,995.92
11/30/97       21,475.58       20,471.84       21,028.79           21,046.94
12/31/97       21,632.35       20,609.00       21,175.99           21,190.69
01/31/98       21,790.26       20,745.02       21,319.98           21,396.45
02/28/98       21,857.81       20,796.88       21,377.55           21,414.85
03/31/98       21,943.06       20,865.51       21,452.37           21,502.01
04/30/98       22,054.97       20,959.41       21,553.20           21,602.64
05/31/98       22,187.30       21,072.59       21,673.89           21,717.78
06/30/98       22,233.89       21,102.09       21,708.57           21,830.71
07/31/98       22,331.72       21,180.17       21,793.24           21,932.88
08/31/98       22,412.12       21,243.71       21,862.97           22,208.58
09/30/98       22,860.36       21,655.83       22,291.49           22,502.84


*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
 PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                            31%
--------------------------------------------------------------------------------
1-5 years                                                                 64%
--------------------------------------------------------------------------------
5-10 years                                                                 5%
--------------------------------------------------------------------------------
Duration                                                            2.4 years
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                57.4%
--------------------------------------------------------------------------------
Corporate Bonds and Notes                                                 22.3%
--------------------------------------------------------------------------------
Short-Term Instruments                                                     7.4%
--------------------------------------------------------------------------------
Sovereign Issues                                                           4.0%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   2.7%
--------------------------------------------------------------------------------
Other                                                                      6.2%
--------------------------------------------------------------------------------

Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                          89%
--------------------------------------------------------------------------------
AA                                                                            2%
--------------------------------------------------------------------------------
A                                                                             2%
--------------------------------------------------------------------------------
BBB                                                                           4%
--------------------------------------------------------------------------------
BB                                                                            3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Low Duration Fund posted strong returns for the six-month period ended September 30, 1998, with Class A shares returning 4.2%, Class B returning 3.8%, and Class C returning 3.9%. As a group, these returns outperformed the Lipper Short Investment Grade Debt Fund Average of 3.8% for the same time period.

   The Fund's above-index duration continued to boost performance, as interest rates fell during the period because of investor flight to Treasuries amid tumultuous global economic and political conditions. The Fund benefited from price gains in issues with maturities from two to seven years, where yields declined the most. Sector selection and diversification were also key factors driving the Fund's primarily defensive portfolio.

   The Fund's allocation to mortgage-backed bonds detracted from returns, but its seasoned higher coupon holdings did better than expected as significant prepayment risk was already reflected in their pricing. Effective security selection also minimized the impact of earnings weakness in the corporate sector. Limited holdings of U.S. dollar-denominated Latin American issues suffered from general emerging markets troubles and could not keep pace with the rally in U.S. Treasuries.

   Looking ahead, the Fund's manager currently anticipates a slowing U.S. economy resulting from the impact of global financial turbulence. Further, the manager expects interest rates to continue lower with further Federal Reserve action likely. Given this environment, the manager expects to maintain the Fund's above-index duration as well as an overall sector risk posture near current levels until attractive opportunities develop.


                                          See page 62 for financial details.  19

September 30, 1998

PIMCO Short-Term Fund

OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.


PORTFOLIO:

Primarily short-term investment grade bonds.


DURATION RANGE:

0-1 year


FUND INCEPTION DATE:

10/7/87


TOTAL NET ASSETS:

$402 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/98

                            A Shares                    B Shares                    C Shares     Lipper Ultra-       Lipper Money
                                                                                                 Short Obligation    Market
                                          Adjusted                   Adjusted       Adjusted     Fund Average        Index
------------------------------------------------------------------------------------------------------------------------------------

1 year                      5.4%          3.3%          4.6%         -0.4%          4.1%          5.7%               5.2%
5 years                     5.8%          5.4%          5.1%          4.8%          5.5%          5.4%               4.8%
10 years                    6.1%          5.9%          5.3%          5.3%          5.8%          5.5%               5.4%
Inception                   6.1%          5.9%          5.4%          5.4%          5.8%          --                 --

                           Change in Value of $10,000
                        Invested at the Fund's inception

                   PIMCO              PIMCO          PIMCO           Lipper
   Month        Short-Term A      Short-Term B    Short-Term C       Money
                                                                   Mkt. Index

===========   ==================================================  ============
   10/31/87         9,800.00         10,000.00       10,000.00      10,000.00
   11/30/87         9,854.88         10,049.00       10,053.00      10,056.01
   12/31/87         9,912.04         10,100.25       10,108.29      10,114.33
   01/31/88         9,976.47         10,159.84       10,171.97      10,170.97
   02/29/88        10,015.37         10,193.37       10,208.59      10,222.84
   03/31/88        10,067.45         10,240.26       10,259.64      10,277.02
   04/30/88        10,119.81         10,287.36       10,310.93      10,327.38
   05/31/88        10,173.44         10,335.71       10,363.52      10,382.12
   06/30/88        10,228.38         10,385.33       10,416.37      10,439.22
   07/31/88        10,277.47         10,428.94       10,464.29      10,499.76
   08/31/88        10,340.17         10,486.30       10,526.03      10,565.92
   09/30/88        10,405.31         10,546.08       10,589.18      10,632.48
   10/31/88        10,493.75         10,628.33       10,676.02      10,700.52
   11/30/88        10,560.91         10,689.98       10,742.21      10,767.94
   12/31/88        10,620.06         10,743.43       10,799.14      10,842.24
   01/31/89        10,693.33         10,811.11       10,871.50      10,920.30
   02/28/89        10,766.05         10,878.14       10,943.25      10,993.46
   03/31/89        10,857.56         10,962.99       11,032.98      11,078.12
   04/30/89        10,936.82         11,036.44       11,111.32      11,161.20
   05/31/89        11,033.06         11,126.94       11,206.87      11,250.49
   06/30/89        11,113.61         11,201.49       11,285.32      11,334.87
   07/31/89        11,204.74         11,285.50       11,374.48      11,418.75
   08/31/89        11,261.88         11,335.16       11,429.07      11,499.82
   09/30/89        11,336.21         11,403.17       11,502.22      11,578.02
   10/31/89        11,439.37         11,500.10       11,603.44      11,659.06
   11/30/89        11,512.58         11,566.80       11,675.38      11,736.02
   12/31/89        11,575.90         11,623.48       11,737.26      11,814.65
   01/31/90        11,629.15         11,669.97       11,788.90      11,894.98
   02/28/90        11,697.76         11,731.82       11,854.92      11,966.36
   03/31/90        11,772.63         11,799.86       11,927.24      12,044.14
   04/30/90        11,818.54         11,838.80       11,970.17      12,122.43
   05/31/90        11,927.27         11,940.62       12,077.91      12,203.65
   06/30/90        12,002.41         12,008.68       12,150.37      12,280.53
   07/31/90        12,082.83         12,081.93       12,228.14      12,361.58
   08/31/90        12,144.45         12,136.30       12,288.05      12,441.93
   09/30/90        12,223.39         12,206.69       12,364.24      12,516.58
   10/31/90        12,313.84         12,288.48       12,452.03      12,597.94
   11/30/90        12,409.89         12,376.95       12,545.42      12,676.05
   12/31/90        12,506.69         12,466.07       12,640.76      12,755.91
   01/31/91        12,594.23         12,544.60       12,725.45      12,833.72
   02/28/91        12,659.72         12,603.56       12,789.08      12,899.17
   03/31/91        12,715.43         12,651.46       12,841.52      12,966.25
   04/30/91        12,791.72         12,719.77       12,914.71      13,031.08
   05/31/91        12,860.80         12,780.83       12,981.87      13,094.93
   06/30/91        12,905.81         12,817.89       13,024.71      13,152.55
   07/31/91        12,979.37         12,883.27       13,096.35      13,215.68
   08/31/91        13,059.84         12,955.41       13,173.61      13,276.47
   09/30/91        13,129.06         13,016.30       13,239.48      13,333.56
   10/31/91        13,202.58         13,081.38       13,310.98      13,392.23
   11/30/91        13,232.95         13,103.62       13,338.93      13,445.80
   12/31/91        13,284.56         13,146.86       13,388.28      13,500.93
   01/31/92        13,332.38         13,186.30       13,432.46      13,550.88
   02/29/92        13,357.71         13,203.45       13,453.96      13,592.88
   03/31/92        13,380.42         13,217.97       13,474.14      13,636.38
   04/30/92        13,433.94         13,262.91       13,525.34      13,678,65
   05/31/92        13,472.90         13,293.42       13,561.86      13,719.69
   06/30/92        13,524.10         13,335.96       13,610.68      13,759.48
   07/31/92        13,578.20         13,379.96       13,661.04      13,799.38
   08/31/92        13,610.78         13,404.05       13,689.73      13,835.26
   09/30/92        13,644.81         13,429.52       13,719.84      13,868.46
   10/31/92        13,657.09         13,433.54       13,729.45      13,901.75
   11/30/92        13,672.11         13,440.26       13,740.43      13,933.72
   12/31/92        13,710.40         13,469.83       13,774.78      13,968.56
   01/31/93        13,754.27         13,504.85       13,816.11      13,002.08
   02/28/93        13,788.65         13,530.51       13,847.88      14,031.48
   03/31/93        13,850.70         13,581.93       13,906.05      13,063.76
   04/30/93        13,896.41         13,618.60       13,949.15      14,094.70
   05/31/93        13,949.22         13,662.18       13,999.37      14,124.29
   06/30/93        14,003.62         13,705.90       14,049.77      14,155.37
   07/31/93        14,052.63         13,745.64       14,094.73      14,186.52
   08/31/93        14,087.76         13,771.76       14,125.74      14,219.14
   09/30/93        14,121,57         13,796.55       14,156.81      14,250.42
   10/31/93        14,169.59         13,835.18       14,200.70      14,281.77
   11/30/93        14,220.60         13,876.68       14,248.98      14,313.19
   12/31/93        14,286.01         13,932.19       14,310.25      14,346.12
   01/31/94        14,308.87         13,946.12       14,330.29      14,379.11
   02/28/94        14,323.18         13,953.10       14,341.75      14,409.31
   03/31/94        14,298.83         13,919.61       14,313.07      14,443.89
   04/30/94        14,320.28         13,932.14       14,331.67      14,480.00
   05/31/94        14,328.87         13,930.74       14,335.97      14,520.54
   06/30/94        14,393.35         13,985.07       14,397.62      14,562.66
   07/31/94        14,459.56         14,041.01       14,460.97      14,607.80
   08/31/94        14,514.51         14,085.95       14,513.03      14,657.47
   09/30/94        14,529.02         14,091.58       14,524.64      14,707.30
   10/31/94        14,565.34         14,118.35       14,558.04      14,761.71
   11/30/94        14,575,54         14,119.77       14,565.32      14,817.81
   12/31/94        14,636.76         14,170.60       14,623.58      14,881.53
   01/31/95        14,708.48         14,230.11       14,690.85      14,948.50
   02/28/95        14,842.32         14,351.07       14,821.60      15,011.28
   03/31/95        14,873.49         14,372.60       14,848.28      15,081.83
   04/30/95        15,031.15         14,516.32       15,002.70      15,149.70
   05/31/95        15,181.46         14,651.32       15,148.23      15,222.42
   06/30/95        15,230.04         14,689.42       15,193.67      15,292.44
   07/31/95        15,321.42         14,767.27       15,280.28      15,362.79
   08/31/95        15,390.37         14,824.86       15,345.98      15,431.92
   09/30/95        15,533.50         14,952.36       15,484.10      15,499.81
   10/31/95        15,643.79         15,049.55       15,589.39      15,569.56
   11/30/95        15,787.71         15,178.97       15,728.13      15,636.51
   12/31/95        15,920.33         15,297.37       15,857.10      15,705.31
   01/31/96        15,995.15         15,358.56       15,926.88      15,774.41
   02/29/96        16,022.34         15,375.45       15,950.77      15,835.94
   03/31/96        16,072.01         15,413.89       15,997.02      15,899.28
   04/30/96        16,145.95         15,475.55       16,067.41      15,962.87
   05/31/96        16,228.29         15,545.19       16,146.14      16,028.32
   06/30/96        16,315.92         15,619.80       16,230.10      16,090.84
   07/31/96        16,361.61         15,652.61       16,270.68      16,158.42
   08/31/96        16,463.05         15,740.26       16,368.30      16,226.28
   09/30/96        16,619.45         15,880.35       16,520.53      16,289.57
   10/31/96        16,750.74         15,996.28       16,647.73      16,356.35
   11/30/96        16,899.82         16,129.04       16,792.57      16,421.78
   12/31/96        16,964.04         16,180.66       16,851.34      16,490.74
   01/31/97        17,064.13         16,266.41       16,945.71      16,560.01
   02/28/97        17,137.51         16,326.60       17,015.19      16,621.28
   03/31/97        17,144.36         16,331.50       17,020.29      16,689.43
   04/30/97        17,240.37         16,431.12       17,112.20      16,757.85
   05/31/97        17,362.78         16,537.92       17,230.28      16,829.92
   06/30/97        17,477.37         16,635.50       17,337.10      16,900.60
   07/31/97        17,611.95         16,753.61       17,467.13      16,973.27
   08/31/97        17,663.02         16,792.14       17,513.29      17,046.26
   09/30/97        17,779.60         16,894.57       17,626.38      17,117.85
   10/31/97        17,818.71         16,921.61       17,661.64      17,191.46
   11/30/97        17,895.33         16,985.91       17,735.82      17,263.66
   12/31/97        17,993.76         17,065.74       17,828.04      17,339.62
   01/31/98        18,098.12         17,154.48       17,927.88      17,415.92
   02/28/98        18,159.65         17,202.52       17,985.25      17,483.84
   03/31/98        18,279.51         17,305.73       18,100.35      17,559.02
   04/30/98        18,361.77         17,373.22       18,178.19      17,631.01
   05/31/98        18,442.56         17,439.24       18,254.53      17,706.82
   06/30/98        18,505.26         17,486.33       18,311.12      17,779.42
   07/31/98        18,614.44         17,579.01       18,413.67      17,855.87
   08/31/98        18,620.03         17,573.73       18,415.51      17,932.65
   09/30/98        18,742.92         17,679.17       18,531.52      18,006.18

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
 PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                             69%
--------------------------------------------------------------------------------
1-5 years                                                                  30%
--------------------------------------------------------------------------------
5-10 years                                                                  0%
--------------------------------------------------------------------------------
10-20 years                                                                 1%
--------------------------------------------------------------------------------
Duration                                                             0.5 years
--------------------------------------------------------------------------------

Sector Breakdown

--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                54.4%
--------------------------------------------------------------------------------
Corporate Bonds and Notes                                                 22.8%
--------------------------------------------------------------------------------
Short-Term Instruments                                                     8.0%
--------------------------------------------------------------------------------
Asset-Backed Securities                                                    5.6%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   4.5%
--------------------------------------------------------------------------------
Other                                                                      4.7%
--------------------------------------------------------------------------------

Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                        70%
--------------------------------------------------------------------------------
AA                                                                          2%
--------------------------------------------------------------------------------
A                                                                          15%
--------------------------------------------------------------------------------
BBB                                                                         7%
--------------------------------------------------------------------------------
BB                                                                          6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the six-month period ended September 30, 1998, the Short-Term Fund posted returns of 2.5% for its Class A shares, 2.1% for Class B shares, and 2.4% for Class C shares. Over the long term the Fund outperformed the Lipper Ultra-Short Obligations Fund Average for the 3-, 5-, 10-year and since-inception periods ended September 30, 1998.

   As of September 30, 1998, the Fund's standardized yield was 5.4% for Class A shares, 4.7% for Class B, and 5.2% for Class C/1/. This yield outpaced the 7-day money market yield of 3.4% and outperformed the average six-month CD yield of 4.5%, according to Banxquote Money Market. When comparing these yields, however, shareholders should keep in mind that money market funds attempt to maintain a fixed-share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed and its share price can fluctuate, either up or down, depending on market conditions.

   Holdings in mortgage-backed securities helped boost returns in the second quarter, offering a higher yield than government securities of similar durations. During the more challenging third quarter, however, the Fund benefited from the diversified nature of its sector strategy. Small holdings of dollar-denominated Latin American bonds, predominantly from Argentina and Mexico, buffered the Fund from increased volatility and disappointing results in the high yield sector.

   The Fund's interest rate strategy also added to performance, as its above-average duration helped it benefit from an anticipated Federal Reserve easing and a declining interest rate environment. The Fund was also successful with its focus on high quality issues rated AA or better.

   Looking ahead, the Fund manager anticipates maintaining its focus on quality and above-index duration as it expects an ongoing slowdown in economic growth and a continued decline in interest rates. Given this outlook, the manager remains optimistic that the portfolio is well-positioned to achieve its goals going forward.

20                                            See page 66 for financial details.

September 30, 1998

PIMCO Money Market Fund

OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.


FUND INCEPTION DATE:

3/1/91


TOTAL NET ASSETS:

$274 million


PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/98

                                                                                        Lipper Money   Lipper Money
                                   A Shares          B Shares          C Shares         Market Fund    Market
                                                                                        Average        Index
-------------------------------------------------------------------------------------------------------------------
1 year                             5.1%              4.2%              5.1%             4.9%           5.2%
3 years                            5.2%              4.3%              5.2%             4.9%           5.1%
5 years                            4.8%              3.9%              4.8%             4.7%           4.8%
Inception                          4.4%              3.5%              4.4%              --             --

7-Day Yields
                            A Shares              B Shares              C Shares
--------------------------------------------------------------------------------
As of 9/30/98               5.2%                  4.2%                  5.1%
As of 3/31/98               5.0%                  4.2%                  5.0%
As of 9/30/97               5.1%                  4.2%                  5.2%

*Past performance is not an indication of future results. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of the Fund than the total return quotations. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
 PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                              100%
--------------------------------------------------------------------------------
Duration:                                                             0.1 years
--------------------------------------------------------------------------------


Sector Breakdown
--------------------------------------------------------------------------------
Short-Term Instruments                                                    100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Money Market Fund posted relatively strong results for the six-month period ended September 30, 1998, as Class A shares returned 2.5%, Class B returned 2.1% and Class C 2.5%. The Lipper Money Market Fund Average was 2.4% for the same time period. The Fund has also performed well over the 3-and 5-year periods.

   During the period, interest rates fell because of investor flight to quality amid tumultuous global economic and political conditions. Investors concerned about global financial security poured assets into the safest investment options. U.S money market funds, which have $1.3 trillion of assets, have attracted investors under present uncertain circumstances because of ample liquidity and relative safety of principal.

   The Money Market Fund performed well during the period due to an emphasis on high quality commercial paper and short-term, fully collateralized repurchase agreements. Yields between commercial paper and similar maturity T-Bills widened, providing an attractive opportunity to enhance income while undertaking minimal additional risk.

   Going forward, the manager anticipates the average maturity of the Fund to remain at approximately one month because of greater short-term commercial paper yields available at this maturity. In addition, the manager will continue to emphasize high quality commercial paper to enhance portfolio yield, while maintaining the Fund's emphasis on safety and liquidity.

                                          See page 68 for financial details.  21

September 30,1998

PIMCO StocksPlus Fund

OBJECTIVE:

Total return which exceeds that of the S&P 500 Index.


PORTFOLIO:

Primarily S&P 500 Index futures and short-term bonds.


DURATION RANGE:

0-1 year


FUND INCEPTION DATE:

5/14/93


TOTAL NET ASSETS:

$780 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

--------------------------------------------------------------------------------
 PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 9/30/98

                            A Shares                      B Shares                     C Shares    Lipper Growth     S&P 500
                                                                                                   and Income        Index
                                         Adjusted                      Adjusted        Adjusted    Fund Average
-----------------------------------------------------------------------------------------------------------------------------
1 year                       8.0%           4.8%           7.2%           2.7%           6.6%          -1.0%           9.1%
3 years                     22.1%          20.9%          21.2%          20.5%          21.5%          16.7%          22.6%
5 years                     20.3%          19.6%          19.4%          19.2%          19.7%          15.1%          19.9%
Inception                   20.0%          19.3%          19.1%          19.0%          19.4%          --             --

                           Change in Value of $10,000
                        Invested at the Fund's inception

                PIMCO             PIMCO           PIMCO        S&P 500
 Month       StocksPLUS A      StocksPLUS B    StocksPLUS C     Index
========     ==============================================   =========
05/31/93      9,700.00         10,000.00       10,000.00      10,000.00
06/30/93      9,749.47         10,043.00       10,044.00      10,029.30
07/31/93      9,727.05         10,014.88       10,015.88       9,988,98
08/31/93     10.093.76         10,383.43       10,397.48      10,367.96
09/30/93      9,992.82         10,276.48       10,289.35      10,288.44
10/31/93     10,210.66         10,487.15       10,501.31      10,501.31
11/30/93     10,092.22         10,362.35       10,376.34      10,401.23
12/31/93     10,270.85         10,543.69       10,560.00      10,526.98
01/31/94     10,604.65         10,880.03       10,898.98      10,884.90
02/28/94     10,274.85         10,534.05       10,550.21      10,589.49
03/31/94      9,817.62         10,051.59       10,083.89      10,127.78
04/30/94      9,938.37         10,175.22       10,197.84      10,257.62
05/31/94     10,120.25         10,350.24       10,384.46      10,425.95
06/30/94      9,901.65         10,125.64       10,158.08      10,170.41
07/31/94     10,283.85         10,510.41       10,546.12      10,504.40
08/31/94     10,749.71         10,978.12       11,017.53      10,935.09
09/30/94     10,562.67         10,783.81       10,822.52      10,667.72
10/31/94     10,728.50         10,942.33       10,982.69      10,907.43
11/30/94     10,396.99         10,593.27       10,642.23      10,510.18
12/31/94     10,529.03         10,728.87       10,767.81      10,666.04
01/31/95     10,816.47         11,008.89       11,060.69      10,942.61
02/28/95     11,298.89         11,493.28       11,549.58      11,369.05
03/31/95     11,602.83         11,800.15       11,848.71      11,704.55
04/30/95     11,975.28         12,164.78       12,227.87      12,049.25
05/31/95     12,512.97         12,706.11       12,774.45      12,530.86
06/30/95     12,783.25         12,969.13       13,038.89      12,821.95
07/31/95     l3,184.64         13,375.06       13,448.31      13,247.12
08/31/95     13,270.34         13,453.97       13,527.65      13,280.37
09/30/95     13,829.03         14,005.59       14,095.81      13,840.81
10/31/95     13,801.37         13,970.57       14,060.57      13,791.39
11/30/95     14,461.07         14,624.39       14,720.01      14,396.84
12/31/95     14,735.83         14,892.02       15,002.64      14,674.12
01/31/96     15,258.96         15,420.69       15,521.73      15,173.63
02/29/96     15,295.58         15,448.45       15,549.67      15,314.28
03/31/96     15,494.42         15,638.46       15,754.92      15,461.76
04/30/96     15,683.45         15,818.30       15,937.68      15,689.67
05/31/96     16,039.47         16,164.72       16,228.31      16,094.30
06/30/96     16,187.03         16,303.74       16,428.39      16,155.62
07/31/96     15,429.48         15,537.46       15,654.61      15,441.87
08/31/96     15,750.41         15,849.77       15,984.93      15,767.54
09/30/96     16,667.08         16,759.54       16,902.46      16,654.93
10/31/96     17,193.76         17,277.41       17,426.44      17,114.28
11/30/96     18,466.10         18,543.85       18,705.54      18,407.95
12/31/96     18,067.23         18,134.03       18,292.14      18,043.28
01/31/97     19,176.56         19,218.44       19,402.48      19,170.63
02/28/97     19,303.13         19,345.29       19,548.00      19,320.93
03/31/97     18,446.07         18,461.21       18,656.61      18,527.03
04/30/97     19,573.12         19,591.03       19,796.53      19,633.09
05/31/97     20,812.10         20,817.43       21,035.79      20,828.36
06/30/97     21,667.48         21,666.78       21,885.63      21,761.47
07/31/97     23,437.71         23,406.63       23,660.56      23,493.03
08/31/97     22,169.73         22,121.60       22,378.16      22,176.95
09/30/97     23,311.47         23,260.86       23,519.44      23,391.58
10/31/97     22,553.85         22,504.89       22,755.06      22,610.30
11/30/97     23,474.05         23,393.83       23,669.81      23,656.93
12/31/97     23,908.32         23,810.24       24,100.61      24,063.12
01/31/98     24,214.34         24,115.01       24,409.09      24,329.26
02/28/98     25,841.55         25,701.78       26,032.30      26,083.88
03/31/98     27,128.46         26,971.45       27,305.28      27,419.64
04/30/98     27,456.71         27,278.92       27,616.56      27,695.48
05/31/98     26,896.59         26,700.61       27,053.18      27,219.40
06/30/98     27,942.87         27,723.24       28,097.43      28,325.05
07/31/98     27,632.70         27,393.33       27,763.07      28.023.39
08/31/98     23,393.85         23,188.46       23,512.55      23,971.76
09/30/98     25,185.82         24,832.23       25,287.74      25,507.40

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 23 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
 PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile

--------------------------------------------------------------------------------
1 year or less                                                              0%
--------------------------------------------------------------------------------
1-5 years                                                                  99%
--------------------------------------------------------------------------------
5-10 years                                                                  0%
--------------------------------------------------------------------------------
10-20 years                                                                 1%
--------------------------------------------------------------------------------
Duration:                                                           0.8 years
--------------------------------------------------------------------------------

Sector Breakdown

--------------------------------------------------------------------------------
Corporate Bonds and Notes                                                 34.6%
--------------------------------------------------------------------------------
Short-Term Instruments                                                    33.0%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                17.9%
--------------------------------------------------------------------------------
U.S.Treasury Obligations                                                   5.7%
--------------------------------------------------------------------------------
Sovereign Issues                                                           4.3%
--------------------------------------------------------------------------------
Other                                                                      4.5%
--------------------------------------------------------------------------------

Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         46%
--------------------------------------------------------------------------------
AA                                                                           6%
--------------------------------------------------------------------------------
A                                                                           20%
--------------------------------------------------------------------------------
BBB                                                                         17%
--------------------------------------------------------------------------------
BB                                                                          11%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an innovative stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures contracts. These futures are purchased with a small percentage of the Fund's assets, yet they allow the Fund to fully participate in the overall stock market. The manager is then free to use the remaining assets to invest in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500 Index.

   The S&P 500 Index fell substantially in late July and throughout August as global financial uncertainty, including increased concerns about corporate profitability, spread to the U.S. stock market. Although the S&P 500 Index partially rebounded during September, its return for the 6-month period ended September 30, 1998 was down 7.0%. The Fund's Class A shares returned -7.2%, Class B -7.6% and Class C -7.4% for the same period. These returns outperformed the Lipper Growth and Income Average of -12.2% for the same time period.

   An above-index duration on the fixed income portfolio used to back the Fund's S&P 500 Index exposure enhanced the Fund's performance. The Fund's duration strategy boosted returns, as the Federal Reserve Board cut interest rates and Treasury yields fell during the past two quarters, causing bond prices to rise.

   Investment-grade and high yield corporate holdings detracted from overall performance amid heightened concerns about credit risk and the effect a slowing global economy would have on corporate profits. Another sector which hurt performance was mortgage-backed security holdings, which performed poorly relative to Treasuries as declining interest rates elevated prepayment risks. Finally, a small allocation to select emerging market securities suffered the greatest relative price decline as risk premiums in this sector increased significantly due to economic and political instability.

   Going forward, the Fund's manager expects to see a continued slowdown in U.S. economic growth. To maximize return in this type of environment, the manager currently anticipates maintaining the Fund's above-index duration in its fixed income portfolio.

22                                            See page 69 for financial details.

 September 30, 1998
--------------------------------------------------------------------------------
 FOOTNOTES
--------------------------------------------------------------------------------

   A few notes and definitions are needed for a complete understanding of the performance figures.

   Past performance is no indication of future results. Investment return will fluctuate, and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

   Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 4.5% (Long-Term U.S. Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield and Total Return Funds), 3.00% (Real Return Bond, Municipal Bond, Low Duration and StocksPLUS Funds) or 2.00% (Short Term Fund). The adjusted figures for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC which may apply to shares redeemed during the first year of ownership.

    Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 1998.

   Duration is a measurement of a Fund's price sensitivity expressed in years.

   Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. The J.P. Morgan Global Index (Hedged) is an index of currency-hedged U.S. and foreign government bonds. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The J.P. Morgan Emerging Markets Plus Index is an index of emerging-market bonds. The Lehman Municipal Bond Index is an index of municipal bonds. The Lehman BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation Linked Treasury Index is an index of inflation linked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Lehman Intermediate and 20+ Year Treasury Index is an index of intermediate- and long-term government securities. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of large-capitalization companies.

   Lipper averages are calculated by Lipper Analytical Services, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. They do not take sales charges into account.

   For additional information on the PIMCO equity funds, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-227-7337. Please read the prospectus carefully before you invest or send money.

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES 3.1%

Banking & Finance 3.1%
Caterpillar Financial
   5.718% due 10/12/00(d)                                  $ 1,000      $ 1,001
Ford Motor Credit Corp.
   5.788% due 08/27/01(d)                                    1,000          999
Household Finance Corp.
   5.744% due 08/01/01(d)                                    1,000        1,001
Merrill Lynch & Co.
   5.758% due 03/10/00(d)                                    3,000        3,007
                                                                       ---------
Total Corporate Bonds & Notes                                             6,008
(Cost $5,997)                                                          =========

 U.S. GOVERNMENT AGENCIES 7.0%

Student Loan Marketing Assn.
   5.684% due 06/30/00(d)                                    1,000        1,001
   5.607% due 07/25/04(d)                                    2,142        2,132
   5.727% due 10/25/05(d)                                    7,142        7,109
   5.650% due 04/25/06(d)                                    2,349        2,340
   5.760% due 01/25/07(d)                                      952          953
                                                                       ---------
Total U.S. Government Agencies                                           13,535
(Cost $13,539)                                                         =========

 U.S. TREASURY OBLIGATIONS 56.0%

Treasury Inflation Protected Securities
   3.625% due 07/15/02(b)                                    6,623        6,654
U.S. Treasury Bonds
   12.000% due 08/15/13                                      6,800       10,665
   8.750% due 05/15/17                                       2,500        3,573
   8.875% due 08/15/17                                       2,300        3,327
   9.125% due 05/15/18                                       9,100       13,522
   8.875% due 02/15/19                                      12,000       17,554
   8.125% due 08/15/19                                      18,600       25,534
   7.500% due 11/15/24                                       1,300        1,727
   6.875% due 08/15/25                                       8,150       10,126
   6.000% due 02/15/26                                         700          784
   6.500% due 11/15/26                                       5,600        6,678
   6.625% due 02/15/27                                         750          911
U.S. Treasury Strips
   0.000% due 02/15/19                                      23,500        7,762
                                                                       ---------
Total U.S. Treasury Obligations                                         108,817
(Cost $102,988)                                                        =========

 MORTGAGE-BACKED SECURITIES 77.9%

Collateralized Mortgage Obligations 53.6%
Bear Stearns
   7.100% due 06/25/24                                         385          401
California Federal Bank
   6.603% due 08/25/30(d)                                    1,156        1,160
Countrywide
   6.750% due 11/25/25                                       2,000        2,011
Federal Home Loan Mortgage Corp.
   7.000% due 07/01/02                                       3,252        3,314
   7.500% due 06/01/04                                         130          134
   7.500% due 07/01/04                                       1,363        1,397
   7.500% due 08/01/04                                         180          184
   7.500% due 09/01/04                                         393          403
   6.100% due 12/15/04                                       6,838        6,886
   9.500% due 01/15/05                                          78           81
   6.750% due 07/15/05                                         451          453
   6.000% due 03/15/07                                         144          145
   5.500% due 05/15/07                                          97           97
   8.000% due 02/15/15                                         285          305
   7.000% due 03/25/15                                         690          690
   7.000% due 07/15/22                                         964        1,001
   6.500% due 05/15/23                                         216          226
   7.000% due 05/15/23                                       1,137        1,203
   7.000% due 08/15/23                                         292          306
   7.000% due 09/15/23                                         709          761
   6.500% due 11/15/23                                         508          504
   6.500% due 11/25/23                                         150          156
   6.500% due 12/15/23                                         826          840
   7.000% due 01/15/24                                          55           59
   6.500% due 02/15/24                                         105          108
   6.500% due 03/15/24                                         529          550
   8.000% due 12/15/24                                       1,000        1,027
   6.500% due 08/15/28                                       2,011        2,077
Federal Housing Administration
   7.430% due 11/01/23                                       1,540        1,610
   7.430% due 01/01/24                                         405          420
Federal National Mortgage Assn.
   7.500% due 04/25/99                                         673          676
   7.500% due 02/01/04                                         561          576
   7.500% due 03/01/04                                         567          582
   7.500% due 04/01/04                                       1,098        1,126
   7.500% due 05/01/04                                       1,026        1,053
   7.500% due 06/01/04                                       1,299        1,333
   7.500% due 07/01/04                                         652          670
   7.500% due 08/01/04                                       2,685        2,758
   7.500% due 09/01/04                                         436          448
   7.500% due 10/01/04                                         421          432
   5.750% due 06/25/06                                         472          472
   5.600% due 07/25/06                                         400          401
   6.190% due 09/01/08                                       1,698        1,798
   7.000% due 03/25/13                                         569          572
   6.250% due 12/25/13                                          70           71
   5.500% due 04/25/14                                          33           33
   5.750% due 12/25/16                                         214          214
   8.750% due 08/25/20                                         134          137
   8.000% due 03/25/22                                          29           30
   7.000% due 04/25/22                                         764          806
   7.000% due 06/25/22                                         368          391
   7.000% due 10/25/22                                       1,040        1,102
   7.800% due 10/25/22                                         792          831
   6.900% due 05/25/23                                         277          292
   7.000% due 05/25/23                                       1,071        1,181
   7.000% due 06/25/23                                         462          509
   4.500% due 10/25/23                                         180          126
   6.500% due 12/25/23                                         177          185
   7.000% due 12/25/23                                       1,393        1,426
   6.500% due 01/25/24                                         185          195
   6.000% due 05/17/27                                       2,500        2,420
   7.000% due 05/18/27                                       1,384        1,504
   8.500% due 06/01/27                                       2,057        2,147
   9.000% due 06/01/27                                       2,692        2,846
   6.488% due 02/01/28(d)                                      933          963
First Boston Mortgage Securities Corp.
   7.300% due 07/25/23                                       1,284        1,354
First Plus Home Loan Trust
   5.970% due 11/10/10                                       2,000        2,007
   6.000% due 08/10/28                                       1,200          133
General Electric Capital Mortgage
   7.500% due 07/25/26                                       4,812        5,004
   6.750% due 05/25/28                                       1,934        1,977
   6.750% due 06/25/28                                       2,500        2,568
Headlands Mortgage Securities, Inc.
   6.500% due 10/25/28                                       4,250        4,032
Independent National Mortgage Corp.
   8.351% due 01/25/25(d)                                      212          216
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/08                                       3,595        3,650
PNC Mortgage Securities Corp.
   6.750% due 12/25/27                                       3,000        3,045
   7.000% due 02/25/28                                       1,492        1,541
   6.750% due 04/25/28                                       3,000        3,066
Prudential Home
   6.950% due 09/25/23                                          61           63
   6.500% due 01/25/24                                       1,263        1,245

24  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Residential Funding
   5.000% due 06/25/00                                    $  6,000   $      469
   6.200% due 08/25/23                                       6,051        6,066
   8.196% due 03/25/25(d)                                      175          180
   7.500% due 04/25/27                                       1,973        2,040
   6.750% due 02/25/28                                       3,500        3,482
Vendee Mortgage
   7.750% due 03/01/05                                       1,076        1,075
   6.500% due 06/15/24                                       1,976        2,104
                                                                     -----------
                                                                        104,132
                                                                     ===========
Federal Home Loan Mortgage Corporation 5.8%
   6.250% due 12/15/23                                         203          201
   7.000% due 11/12/28                                         500          513
   7.300% due 10/26/28                                       2,000        2,023
   7.500% due 10/14/28                                       8,000        8,242
   7.517% due 06/01/22(d)                                      110          112
   7.566% due 05/01/22(d)                                      123          127
                                                                     -----------
                                                                         11,218
                                                                     ===========
Federal Housing Administration 8.1%
   7.421% due 11/01/19                                         161          166
   7.430% due 08/01/19-06/01/24(c)                          12,871       13,516
   7.450% due 03/25/22                                       2,000        2,114
                                                                     -----------
                                                                         15,796
                                                                     ===========
Federal National Mortgage Association 4.0%
   6.390% due 05/25/36                                       1,500        1,470
   6.590% due 03/01/26(d)                                    2,163        2,207
   7.000% due 07/25/23                                          49           52
   7.397% due 08/01/27(d)                                      877          904
   7.877% due 10/01/24(d)                                      213          218
   8.500% due 09/01/27                                       2,855        2,981
                                                                     -----------
                                                                          7,832
                                                                     ===========
Government National Mortgage Association 5.1%
   6.875% due 06/20/23-06/20/26(c)(d)                        2,188        2,238
   7.000% due 08/20/25-11/20/26(c)(d)                        7,561        7,693
                                                                     -----------
                                                                          9,931
                                                                     ===========
Other Mortgage-Backed Securities 1.1%
Norwest Asset Securities Corp.
   6.500% due 02/25/12                                         893          895
Resolution Trust Corp.
   6.756% due 05/25/29(d)                                    1,231        1,252
                                                                     -----------
                                                                          2,147
                                                                     ===========
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.(IO)
   7.000% due 09/15/99                                          93            3
   7.000% due 03/15/03                                       1,568          140
   7.000% due 07/15/04                                          94            1
   6.500% due 08/15/06                                         190           10
   6.500% due 10/15/06                                         307           14
   6.500% due 11/15/06                                         393           22
   6.000% due 10/15/07                                         354           21
   7.000% due 02/15/26                                         166            7
Federal National Mortgage Assn.(IO)
   6.500% due 02/25/07                                         202           18
   6.500% due 08/25/20                                         670           46
   6.500% due 09/25/21                                         776           73
   7.000% due 12/25/21                                         466           36
                                                                     -----------
                                                                            391
                                                                     -----------
Total Mortgage-Backed Securities                                        151,447
(Cost $147,257)                                                      ===========

 ASSET-BACKED SECURITIES 8.7%

Asset-Backed Securities Investment Trust
   6.790% due 08/17/03                                       1,064        1,069
Bear Asset Trust Securities
   6.686% due 06/15/03                                         710          715
Bear Stearns
   6.350% due 08/25/24                                       4,500        4,526
Chase Manhattan Corp
   6.750% due 08/25/28                                       1,850        1,825
Conti Mortgage Home Equity Loan Trust
   6.190% due 10/15/11(d)                                       55           55
   5.845% due 10/15/12(d)                                      779          780
Discover Card Trust
   6.792% due 04/16/10                                       1,325        1,373
Money Store Home Equity Trust
   5.798% due 08/15/29(d)                                    2,469        2,469
Norwest Asset Securities Corp
   6.750% due 07/25/28                                       3,000        3,077
Residential Asset Securities Corp.
   6.500% due 10/25/28                                       1,000          999
                                                                     -----------
Total Asset-Backed Securities                                            16,888
(Cost $16,656)                                                       ===========

 PURCHASED CALL OPTIONS 2.6%

U.S. Treasury Note (OTC)
   7.000% due 07/15/06
   Strike @ 101.25 Exp. 10/02/98                             2,200          304
   6.500% due 10/15/06
   Strike @ 98.28 Exp. 10/02/98                              8,800        1,228
U.S. Treasury Bond (OTC)
   8.875% due 02/15/19
   Strike @ 123.47 Exp. 12/15/98                            15,500        3,439
                                                                     -----------
Total Purchased Call Options                                              4,971
(Cost $3,743)                                                        ===========

 SHORT-TERM INSTRUMENTS 2.3%

Repurchase Agreement 2.3%
State Street Bank
   4.750% due 10/01/98                                       4,545        4,545
                                                                     -----------
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 6.250% 02/28/02 valued at $4,638,970.
   Repurchase proceeds are $4,545,600.)
U.S. Treasury Bills 0.0%
   4.960% due 12/03/98                                          35           35
                                                                     -----------
Total Short-Term Instruments                                              4,580
(Cost $4,580)                                                        ===========

Total Investments(a) 157.6%                                          $  306,246
(Cost $294,760)

Other Assets and Liabilities (Net) (57.6%)                             (111,906)
                                                                     -----------
Net Assets 100.0%                                                    $  194,340
                                                                     ===========
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   11,763

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (277)
                                                                     -----------
Unrealized appreciation-net                                          $   11,486
                                                                     ===========
(b) Principal amount of the security is adjusted for inflation.

(c) Securities are grouped by coupon and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 1998.


                                                      See accompanying notes  25

Schedule of Investments

Foreign Bond Fund
September 30, 1998 (Unaudited)

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------

 ARGENTINA (e) 1.2%

Republic of Argentina
   3.044% due 04/01/01(d)                           AP        3,402    $  2,608
   8.726% due 04/10/05(d)                            $        4,240       3,657
   3.044% due 04/01/07(d)                           AP          799         536
                                                                       ---------
Total Argentina                                                           6,801
(Cost $7,641)                                                          =========

 AUSTRALIA(c)(e) 14.7%

Commonwealth of Australia
   8.750% due 08/15/08                              A$     108,291       82,564
                                                                       ---------
Total Australia                                                          82,564
(Cost $79,043)                                                         =========

 AUSTRIA 1.6%

Oesterreich Kontrollbank
   5.220% due 11/30/98                               $       8,800        8,723
                                                                       ---------
Total Austria                                                             8,723
(Cost $8,723)                                                          =========

 BELGIUM(c)(e) 1.1%

Kingdom of Belgium
   9.000% due 03/28/03                               BF        200            7
   5.100% due 11/21/04(d)                                  183,200        6,092
                                                                       ---------
Total Belgium                                                             6,099
(Cost $6,081)                                                          =========

 CANADA(c)(e) 3.8%

Commonwealth of Canada
   6.000% due 06/01/08                               C$     24,800       17,501
Province of British Columbia
   5.480% due 11/09/98                                $      1,100        1,093
Rogers Cantel, Inc.
   10.500% due 06/01/06                              C$      2,500        1,747
Sears Canada
   11.700% due 07/10/00                                      1,000          721
                                                                       ---------
Total Canada                                                             21,062
(Cost $20,631)                                                         =========

 COLOMBIA(c)(e) 0.2%

Republic of Colombia
   3.000% due 12/22/00                               JY    150,000        1,114
                                                                       ---------
Total Colombia                                                            1,114
(Cost $1,163)                                                          =========

 CROATIA 0.0%

Republic of Croatia
   6.563% due 07/31/06(d)                             $         49           34
                                                                       ---------
Total Croatia                                                                34
(Cost $44)                                                             =========

 DENMARK(c)(e) 2.6%

Kingdom of Denmark
   6.000% due 11/15/02                               DK     53,500        8,928
   7.000% due 11/15/07                                      30,300        5,609
                                                                       ---------
Total Denmark                                                            14,537
(Cost $13,086)                                                         =========

 FINLAND(c)(e) 3.7%

Republic of Finland
   6.000% due 04/25/08                               FM     92,000       20,496
                                                                       ---------
Total Finland                                                            20,496
(Cost $18,815)                                                         =========

 FRANCE(c) 0.4%

Electricite de France
   5.490% due 10/14/98                                $      2,400        2,395
                                                                       ---------
Total France                                                              2,395
(Cost $2,395)                                                          =========

 GERMANY(c)(e) 6.1%

KFW International Finance, Inc.
   5.450% due 12/22/98                                       9,000        8,893
Republic of Germany
   6.500% due 07/04/27                               DM     34,115       25,437
                                                                       ---------
Total Germany                                                            34,330
(Cost $28,835)                                                         =========

 GREECE(c)(e) 4.9%

Hellenic Republic
   11.200% due 05/19/03(d)                           GD    100,000          348
   11.100% due 06/17/03(d)                                 107,400          374
   11.000% due 10/23/03(d)                                 376,000        1,321
   8.800% due 06/19/07                                   7,197,100       25,465
                                                                       ---------
Total Greece                                                             27,508
(Cost $27,367)                                                         =========

 ITALY(c)(e) 11.7%

Republic of Italy
   6.000% due 01/01/00                               IL 62,570,000       38,865
   4.750% due 05/01/03                                  16,810,000       10,527
   5.000% due 05/01/08                                  10,710,000        6,826
   7.250% due 11/01/26                                  12,240,000        9,619
                                                                       ---------
Total Italy                                                              65,837
(Cost $59,483)                                                         =========

 JAPAN(c) 2.8%

Bank of Tokyo
   5.940% due 01/19/99                                $      9,600        9,600
   5.938% due 07/30/99                                       5,940        5,940
                                                                       ---------
Total Japan                                                              15,540
(Cost $15,540)                                                         =========

 MEXICO(c)(e) 0.7%

Petroleos Mexicanos
   7.750% due 09/30/98                               FF     22,000        3,930
                                                                       ---------
Total Mexico                                                              3,930
(Cost $3,702)                                                          =========

 NETHERLANDS(c)(e) 0.5%

Kingdom of Netherlands
   5.750% due 01/15/04                               DG      4,880        2,834
                                                                       ---------
Total Netherlands                                                         2,834
(Cost $2,719)                                                          =========

 NEW ZEALAND(c)(e) 2.9%

Commonwealth of New Zealand
   4.500% due 02/15/16(g)                            N$     15,000        7,893
International Bank for Reconstruction & Development
   7.250% due 06/20/02                                       5,150        2,653
   7.250% due 05/27/03                                      10,670        5,536
                                                                       ---------
Total New Zealand                                                        16,082
(Cost $16,805)                                                         =========

 NORWAY(c)(e) 0.8%

Norwegian Treasury Bills
   4.400% due 03/17/99                               NK     35,000        4,665
                                                                       ---------
Total Norway                                                              4,665
(Cost $4,662)                                                          =========


26  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

 SOUTH KOREA 2.9%

Korean Export-Import Bank
   7.250% due 06/25/01                              $        1,945     $  1,702
   6.500% due 02/10/02                                         800          648
Republic of Korea
   8.875% due 04/15/08(d)                                   15,950       13,727
                                                                       ---------
Total South Korea                                                        16,077
(Cost $17,975)                                                         =========

 SPAIN (c)(e) 7.9%

Kingdom of Spain
   5.250% due 01/31/03                             SP    1,491,000       11,125
   6.000% due 01/31/08                                   3,363,600       26,614
   6.000% due 01/31/29                                     858,200        6,548
                                                                       ---------
Total Spain                                                              44,287
(Cost $40,653)                                                         =========

 SUPRANATIONAL (e) 0.1%

World Bank
   10.250% due 04/11/02                            PP       31,000          585
                                                                       ---------
Total Supranational                                                         585
(Cost $1,178)                                                          =========

 SWEDEN (c)(e) 1.9%

Kingdom of Sweden
   10.250% due 05/05/00                            SK        9,000        1,246
   13.000% due 06/15/01                                     11,200        1,729
   6.500% due 05/05/08                                      54,300        7,837
                                                                       ---------
Total Sweden                                                             10,812
(Cost $10,434)                                                         =========

 UNITED KINGDOM (c)(e) 13.6%

Federal National Mortgage Assn.
   6.875% due 06/07/02                             BP       10,230       17,971
Middleweb PLC
   10.500% due 05/30/08                                      4,300        5,650
Orange PLC
   8.625% due 08/01/08                                       4,810        7,774
United Kingdom Gilt
   8.500% due 12/07/05                                       9,656       19,783
   7.250% due 12/07/07                                      12,569       25,111
                                                                       ---------
Total United Kingdom                                                     76,289
(Cost $71,546)                                                         =========

 UNITED STATES 59.2%

Asset-Backed Securities 1.5%
Conti Mortgage Home Equity Loan Trust
   5.811% due 10/15/12(d)                           $        4,899        4,921
Emergent Home Equity Loan Trust
   6.745% due 05/15/12                                       3,300        3,338
                                                                       ---------
                                                                          8,259
                                                                       =========
Corporate Bonds & Notes 15.5%
Associates Corp. of North America
   5.788% due 08/27/01(d)                                    5,000        5,013
   6.000% due 04/15/03                                         700          722
AT&T Capital Corp.
   6.061% due 04/01/99(d)                                    7,800        7,801
   6.410% due 08/13/99                                       4,310        4,339
CSFP Credit
   6.199% due 11/19/04(h)                                   19,000       18,620
Ford Motor Credit Corp.
   8.200% due 02/15/02                                       1,580        1,718
   6.125% due 04/28/03                                       3,300        3,402
Fuji Bank
   9.870% due 12/31/49(d)                                    2,200          978
General Motors Acceptance Corp.
   5.694% due 12/10/01(d)                                    2,000        2,001
   6.750% due 02/07/02                                       1,000        1,044
   5.788% due 11/12/02(d)                                    5,100        5,094
J.P. Morgan & Co.
   6.189% due 02/15/12(g)                                    5,000        4,775
Lehman Brothers, Inc.
   5.877% due 02/27/01(d)                                    4,900        4,737
Merrill Lynch & Co.
   5.758% due 11/01/01(d)                                    6,230        6,234
National Power Corp.
   9.625% due 05/15/28                                       2,200        1,412
Residential Reinsurance
   9.848% due 06/01/99(d)                                    2,250        2,239
RJR Nabisco
   8.625% due 12/01/02                                       4,100        4,291
Salomon, Smith Barney Holdings
   3.650% due 02/14/02(g)                                    5,145        5,000
Sumitomo
   9.400% due 12/29/49(d)                                    5,200        4,376
Tokai Capital Corp.
   9.980% due 12/29/49(d)                                    4,500        3,392
                                                                       ---------
                                                                         87,188
                                                                       =========
Mortgage-Backed Securities 19.2%
Collateralized Mortgage Obligation Trust
   9.000% due 05/01/14                                           6            6
Federal Home Loan Mortgage Corp.
   9.050% due 06/15/19                                         113          122
   6.000% due 10/14/28                                      88,090       88,090
Federal National Mortgage Assn.
   5.500% due 02/25/05                                         943          948
Government National Mortgage Assn.
   6.500% due 12/20/25-11/20/26(b)(d)                        1,681        1,710
   6.875% due 05/20/22-05/20/23(b)(d)                          932          957
   7.000% due 11/20/21-12/20/26(b)(d)                       14,042       14,315
Independent National Mortgage Corp.
   8.195% due 11/25/24(d)                                      134          139
Morgan Stanley Mortgage
   8.150% due 07/20/21                                           3            3
Resolution Trust Corp.
   10.561% due 05/25/24(d)                                      30           30
   7.750% due 04/25/28                                         275          274
Sears Mortgage
   6.738% due 06/25/22(d)                                      133          135
Structured Asset Securities Corp.
   5.794% due 01/25/00(d)                                    1,133        1,133
                                                                       ---------
                                                                        107,862
                                                                       =========
U.S. Government Agencies 7.7%
Federal Home Loan Bank
   5.388% due 02/15/02(d)                                   14,000       13,733
Student Loan Marketing Assn.
   5.877% due 01/25/03(d)                                    7,072        7,078
   5.702% due 04/25/04(d)                                      639          639
   5.823% due 04/25/07(d)                                   21,700       21,695
                                                                       ---------
                                                                         43,145
                                                                       =========
U.S. Treasury Obligations 15.3%
Treasury Inflation Protected Securities
   3.625% due 07/15/02(g)                                   80,295       80,671
U.S. Treasury Notes
   5.750% due 11/30/02                                       5,300        5,577
                                                                       ---------
                                                                         86,248
                                                                       ---------
Total United States                                                     332,702
(Cost $334,356)                                                        =========

 SHORT-TERM INSTRUMENTS 36.4%

Commercial Paper 36.0%
American Express Credit
   5.450% due 10/01/98                                       1,800        1,800
   5.490% due 10/06/98                                       4,500        4,497
BellSouth Telecommunications, Inc.
   5.490% due 10/06/98                                       3,600        3,597
Coca-Cola Co.
   5.420% due 11/06/98                                      12,500       12,432



                                                      See accompanying notes  27

Foreign Bond Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

E.I. Du Pont de Nemours
   5.490% due 10/20/98                                     $ 2,200     $  2,194
   5.500% due 10/22/98                                       3,500        3,489
   5.500% due 10/27/98                                       2,200        2,191
   5.270% due 10/29/98                                       5,400        5,378
   5.430% due 11/03/98                                      10,000        9,950
   5.490% due 11/05/98                                       1,600        1,592
Emerson Electric Co.
   5.380% due 10/28/98                                      12,400       12,350
Federal Home Loan Mortgage Corp.
   5.460% due 10/16/98                                      10,000        9,977
Ford Motor Credit Corp.
   5.510% due 10/02/98                                       8,200        8,199
   5.510% due 10/09/98                                       5,000        4,994
   5.490% due 10/15/98                                       4,000        3,991
   5.390% due 01/08/99                                       5,000        4,928
General Electric Capital Corp.
   5.490% due 10/19/98                                       5,000        4,986
   5.510% due 11/02/98                                       2,900        2,886
   5.280% due 11/04/98                                       5,200        5,174
   5.500% due 11/18/98                                       2,700        2,680
   5.490% due 11/19/98                                       2,100        2,084
IBM Credit Corp.
   5.510% due 10/21/98                                       9,100        9,072
   5.220% due 11/18/98                                       5,000        4,965
   5.480% due 11/18/98                                       4,000        3,971
Motorola, Inc.
   5.480% due 10/13/98                                         800          799
   5.520% due 10/13/98                                       1,500        1,497
   5.480% due 12/03/98                                       3,600        3,567
   5.270% due 12/17/98                                      13,500       13,349
National Rural Utilities Cooperative
   5.490% due 10/09/98                                       2,000        1,998
   5.510% due 10/19/98                                       1,200        1,197
   5.320% due 12/11/98                                       6,000        5,938
New Center Asset Trust
   5.520% due 11/10/98                                      10,400       10,336
   5.520% due 11/19/98                                         500          496
   5.460% due 12/17/98                                       1,500        1,483
Pfizer, Inc.
   5.500% due 10/20/98                                       2,800        2,792
Procter & Gamble Co.
   5.510% due 12/16/98                                       1,400        1,384
   5.310% due 12/28/98                                      16,000       15,796
   5.400% due 12/29/98                                       7,500        7,402
SBC Communications, Inc.
   5.480% due 11/17/98                                       7,000        6,950
                                                                       ---------
                                                                        202,361
                                                                       =========
Repurchase Agreement 0.1%
State Street Bank
   4.750% due 10/01/98                                         664          664
   (Dated 09/30/98. Collateralized by U.S. Treasury                    ---------
   Note 5.750% 10/31/02 valued at $679,450.
   Repurchase proceeds are $664,088.)

U.S. Treasury Bills (b) 0.3%
   4.980% due 10/15/98-12/03/98                              1,745        1,740
                                                                       ---------
Total Short-Term Instruments                                            204,765
(Cost $204,751)                                                        =========

Total Investments (a) 181.7%                                         $1,020,068
(Cost $997,628)

Other Assets and Liabilities (Net) (81.7%)                             (458,764)
                                                                     -----------
Net Assets 100.0%                                                    $  561,304
                                                                     ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $ 33,012

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (10,572)
                                                                       ---------
Unrealized appreciation-net                                            $ 22,440
                                                                       =========

(b) Securities are grouped by coupon and represent a range of maturities.

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                     Principal
                        Amount                             Unrealized
                    Covered by       Expiration         Appreciation/
Type                  Contract            Month        (Depreciation)
--------------------------------------------------------------------------------
 Buy          A$            93            10/98          $        (2)
 Sell                    3,265            10/98                  (56)
 Sell        BF        216,993            12/98                 (410)
 Buy         BP          1,181            10/98                   26
 Sell                   12,582            10/98                 (764)
 Buy                     1,644            12/98                   32
 Sell        C$         41,042            10/98                  855
 Buy                    36,617            10/98                  (90)
 Sell        DG          5,458            12/98                  (33)
 Sell        DK            109            10/98                   (1)
 Buy         DM         80,150            10/98                  393
 Sell                      300            10/98                    0
 Buy                    37,781            11/98                  197
 Sell                  105,974            11/98               (2,991)
 Buy         FF         21,407            12/98                   69
 Sell                   57,301            12/98                 (642)
 Buy         FM          7,286            10/98                   82
 Sell                    7,520            10/98                  (98)
 Buy         GD      3,997,000            10/98                  126
 Sell                1,031,713            10/98                 (124)
 Buy         IL        434,290            10/98                    3
 Sell                    9,237            10/98                    0
 Sell                  891,800            11/98                   (4)
 Sell        JY         16,467            10/98                    0
 Buy                 1,010,101            11/98                  416
 Sell                4,373,330            11/98               (1,747)
 Sell                4,563,084            12/98                  859
 Sell        N$         11,196            10/98                  147
 Sell                   15,006            12/98                 (114)
 Buy         NK        270,996            10/98                1,256
 Buy                   107,882            11/98                  407
 Buy                    13,119            12/98                   29
 Sell                   35,282            12/98                  (12)
 Sell        S$         22,080            10/98                 (259)
 Sell        SF         28,499            10/98                 (652)
 Sell        SK            235            10/98                    0
 Sell        SP        184,242            12/98                  (15)
                                                         ------------
                                                         $    (3,117)
                                                         ============

(d) Variable rate security. The rate listed is as of September 30, 1998.


28 See accompanying notes

(e)    Principal amount denoted in indicated currency:

              A$ - Australian Dollar
              AP - Argentine Peso
              BF - Belgian Franc
              BP - British Pound
              C$ - Canadian Dollar
              DG - Dutch Guilder
              DK - Danish Krone
              DM - German Mark
              FF - French Franc
              FM - Finnish Markka
              GD - Greek Drachma
              IL - Italian Lira
              JY - Japanese Yen
              N$ - New Zealand Dollar
              NK - Norwegian Kron
              PP - Philippines Peso
              S$ - Singapore Dollar
              SF - Swiss Franc
              SK - Swedish Krona
              SP - Spanish Peseta


(f) Swap agreements outstanding at September 30, 1998:

                                                        Notional    Unrealized
Type                                                     Amount    Appreciation
--------------------------------------------------------------------------------

Receive fixed rate equal to 5.701% and pay floating rate on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 09/07/05                                          $  26,640    $    902

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.



                                                      See accompanying notes  29

Schedule of Investments

Global Bond Fund II
September 30, 1998 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)


 ARGENTINA(d) 1.3%

Republic of Argentina
   3.044% due 04/01/01(c)                          AP          186     $    143
   8.726% due 04/10/05(c)                           $          410          354
   3.044% due 04/01/07(c)                          AP           55           37
                                                                       ---------
Total Argentina                                                             534
(Cost $613)                                                            =========

 AUSTRALIA(b)(d) 14.7%

Commonwealth of Australia
   9.500% due 08/15/03                             A$          100           71
   8.750% due 08/15/08                                       8,001        6,100
                                                                       ---------
Total Australia                                                           6,171
(Cost $5,898)                                                          =========

 AUSTRIA 0.7%

Oesterreich Kontrollbank
   5.220% due 11/30/98                              $          300          297
                                                                       ---------
Total Austria                                                               297
(Cost $297)                                                            =========

 BELGIUM(d) 0.5%

Kingdom of Belgium
   5.100% due 11/21/04(c)                          BF        5,800          193
                                                                       ---------
Total Belgium                                                               193
(Cost $192)                                                            =========

 CANADA(b)(d) 5.2%

Commonwealth of Canada
   6.000% due 06/01/08                             C$        1,200          847
   4.250% du 12/01/26(f)                                       156          105
Province of British Columbia
   5.490% due 10/05/98                              $        1,000          999
Rogers Cantel, Inc.
   10.500% due 06/01/06                            C$          320          224
                                                                       ---------
Total Canada                                                              2,175
(Cost $2,168)                                                          =========

 CROATIA 0.0%

Republic of Croatia
   6.563% due 07/31/06(c)                           $            4            3
                                                                       ---------
Total Croatia                                                                 3
(Cost $4)                                                              =========

 DENMARK(b)(d) 1.9%

Kingdom of Denmark
   6.000% due 11/15/02                             DK        3,100          517
   7.000% due 11/15/07                                       1,500          278
                                                                       ---------
Total Denmark                                                               795
(Cost $716)                                                            =========

 FINLAND(b)(d) 3.7%

Republic of Finland
   6.000% due 04/25/08                             FM        7,000        1,559
                                                                       ---------
Total Finland                                                             1,559
(Cost $1,420)                                                          =========

 GERMANY(b)(d) 2.7%

Hewlett-Packard Finance
   5.625% due 11/20/00                             DM          100           62
Republic of Germany
   5.625% due 01/04/28                                       1,640        1,093
                                                                       ---------
Total Germany                                                             1,155
(Cost $1,019)                                                          =========


 GREECE(b)(d) 5.2%

Hellenic Republic
   11.100% due 06/17/03(c)                         GD        7,400           26
   11.000% due 10/23/03(c)                                  33,600          118
   8.800% due 06/19/07                                     571,400        2,022
                                                                       ---------
Total Greece                                                              2,166
(Cost $2,120)                                                          =========

ITALY(b)(d) 7.1%

Republic of Italy
   6.000% due 01/01/00                             IL    3,435,000        2,134
   5.000% due 05/01/08                                     920,000          586
   7.250% due 11/01/26                                     310,000          244
                                                                       ---------
Total Italy                                                               2,964
(Cost $2,715)                                                          =========

 JAPAN 3.2%

Bank of Tokyo
   5.940% due 01/19/99                              $          800          800
   5.938% due 07/30/99                                         530          530
                                                                       ---------
Total Japan                                                               1,330
(Cost $1,330)                                                          =========

 NEW ZEALAND(b)(d) 2.8%

International Bank of Reconstruction & Development
   7.250% due 04/09/01                             N$          976          499
   7.250% due 06/20/02                                         430          221
   7.250% due 05/27/03                                         890          462
                                                                       ---------
Total New Zealand                                                         1,182
(Cost $1,183)                                                          =========

 SOUTH KOREA 3.6%

Korean Export-Import Bank
   7.250% due 06/25/01                              $          260          228
Republic of Korea
   8.875% due 04/15/08(c)                                    1,500        1,291
                                                                       ---------
Total South Korea                                                         1,519
(Cost $1,695)                                                          =========

 SPAIN(b)(d) 8.2%

Kingdom of Spain
   5.250% due 01/31/03                             SP       64,000          478
   6.000% due 01/31/08                                     328,580        2,600
   6.000% due 01/31/29                                      48,100          367
                                                                       ---------
Total Spain                                                               3,445
(Cost $3,234)                                                          =========

 SUPRANATIONAL(d) 0.1%

World Bank
  10.250% due 04/11/02                             PP        2,000           38
                                                                       ---------
Total Supranational                                                          38
(Cost $76)                                                             =========

 SWEDEN(b)(d) 1.4%

Kingdom of Sweden
   13.000% due 06/15/01                            SK          900          139
   6.500% due 05/05/08                                       3,000          433
                                                                       ---------
Total Sweden                                                                572
(Cost $551)                                                            =========


30  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)


 UNITED KINGDOM (b)(d) 11.0%

Equitable
   8.000% due 08/29/49(c)                          BP          700      $ 1,229
Federal National Mortgage Assn.
   6.875% due 06/07/02                                         250          439
Middleweb PLC
   10.500% due 05/30/08                                        390          512
Orange PLC
   8.625% due 08/01/08                                         420          679
United Kingdom Gilt
   7.250% due 12/07/07                                         875        1,748
                                                                       ---------
Total United Kingdom                                                      4,607
(Cost $4,502)                                                          =========

 UNITED STATES 67.7%

Asset-Backed Securities 0.6%
Daimler-Benz Vehicle Trust
   5.850% due 07/20/03                              $           56           57
Emergent Home Equity Loan Trust
   6.745% due 05/15/12                                         200          202
                                                                       ---------
                                                                            259
Corporate Bonds & Notes 12.9%                                          =========
Associates Corp. of North America
   5.788% due 08/27/01(c)                                      400          401
CSFP Credit
   6.199% due 11/19/04(h)                                    1,750        1,715
Dean Witter Discover
   5.762% due 02/01/99(c)                                      250          250
Ford Motor Credit Corp.
   6.125% due 04/28/03                                         200          206
Fuji Bank
   9.870% due 12/31/49(c)                                      800          356
General Motors Acceptance Corp.
   6.750% due 02/07/02                                         100          104
Merrill Lynch & Co.
   5.758% due 11/01/01(c)                                      510          510
National Power Corp.
   9.625% due 05/15/28                                         200          128
Salomon, Smith Barney Holdings
   3.650% due 02/14/02(f)                                      257          250
Sumitomo
   9.400% due 12/29/49(c)                                      500          421
TCI Communications, Inc.
   6.175% due 04/01/02(c)                                      300          303
Tokai Capital Corp.
   9.980% due 12/29/49(c)                                    1,000          754
                                                                       ---------
                                                                          5,398
                                                                       =========
Mortgage-Backed Securities 22.9%
Federal Home Loan Mortgage Corp.
   6.000% due 10/14/28                                       7,220        7,220
Federal National Mortgage Assn.
   5.500% due 02/25/05                                          63           63
Government National Mortgage Assn.
   6.500% due 12/20/25-11/20/26(c)(e)                          150          153
   7.000% due 11/20/21-12/20/26(c)(e)                        2,126        2,167
                                                                       ---------
                                                                          9,603
                                                                       =========
U.S. Government Agencies 8.4%
Student Loan Marketing Assn.
   5.877% due 01/25/03(c)                                      635          635
   5.823% due 04/25/07(c)                                    2,000        2,000
   5.877% due 10/25/07(c)                                      900          899
                                                                       ---------
                                                                          3,534
                                                                       =========
U.S. Treasury Obligations 22.9%
Treasury Inflation Protected Securities
   3.625% due 07/15/02(f)                                    7,133        7,166
U.S. Treasury Bonds
   6.000% due 02/15/26                                       2,200        2,463
                                                                       ---------
                                                                          9,629
                                                                       ---------
Total United States                                                      28,423
(Cost $28,988)                                                         =========

 SHORT-TERM INSTRUMENTS 28.8%

Commercial Paper 28.2%
Abbott Laboratories
   5.480% due 10/05/98                                       1,200        1,199
E.I. Du Pont de Nemours
   5.510% due 10/07/98                                         600          599
   5.440% due 11/20/98                                         800          794
Florida Power Corp.
   5.490% due 10/19/98                                       1,300        1,296
Ford Motor Credit Corp.
   5.520% due 10/16/98                                         700          698
   5.420% due 01/08/99                                         600          591
General Motors Acceptance Corp.
   5.500% due 11/04/98                                       1,600        1,592
IBM Credit Corp.
   5.480% due 11/18/98                                         500          496
National Rural Utilities Cooperative
   5.490% due 10/19/98                                         300          299
   5.320% due 12/11/98                                         500          495
Pfizer, Inc.
   5.270% due 10/30/98                                       2,000        1,992
Procter & Gamble Co.
   5.310% due 12/28/98                                         800          790
   5.400% due 12/29/98                                       1,000          987
                                                                       ---------
                                                                         11,828
                                                                       =========
Repurchase Agreement 0.1%
State Street Bank
   4.750% due 10/01/98                                          43           43
                                                                       ---------
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 7.500% 10/31/99 valued at $47,756.
   Repurchase proceeds are $43,006.)

U.S. Treasury Bills (e) 0.5%
   4.973% due 10/15/98-12/03/98                                             225
                                                                       ---------
Total Short-Term Instruments                                             12,096
(Cost $12,095)                                                         =========

Total Investments (a) 169.8%                                           $ 71,224
(Cost $70,816)

Other Assets and Liabilities (Net) (69.8%)                              (29,267)
                                                                       ---------
Net Assets  100.0%                                                     $ 41,957
                                                                       =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  1,816

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (1,408)
                                                                       ---------
Unrealized appreciation-net                                            $    408
                                                                       =========


                                                      See accompanying notes  31

Global Bond Fund II
September 30, 1998 (Unaudited)


(b) Foreign forward currency contracts outstanding at September 30, 1998:

                      Principal
                         Amount                        Unrealized
                     Covered by      Expiration     Appreciation/
Type                   Contract           Month    (Depreciation)
--------------------------------------------------------------------------------
Sell          A$            249           10/98        $       (3)
Buy           BP            206           10/98                 4
Sell                      2,063           10/98              (133)
Buy                         253           12/98                 6
Buy           C$          3,455           10/98                (9)
Sell                      3,986           10/98                85
Sell          DK             15           10/98                 0
Buy           DM          6,863           10/98                34
Sell                         25           10/98                 0
Buy                       1,645           11/98                 9
Sell                      7,318           11/98              (184)
Buy           FF            187           12/98                 0
Sell                        750           12/98                (9)
Buy           FM            977           10/98                11
Sell                      1,078           10/98               (13)
Buy           GD        333,000           10/98                11
Sell                     63,056           10/98                (8)
Buy           IL         11,000           10/98                 0
Sell                        234           10/98                 0
Buy                      34,488           11/98                 0
Sell                     44,470           11/98                 0
Buy           JY        102,867           11/98                15
Sell                    350,561           11/98              (140)
Buy                       6,000           12/98                 0
Sell                    245,036           12/98                68
Sell          N$          1,011           10/98                 9
Sell                      1,584           12/98                (5)
Buy           NK         18,655           10/98                98
Sell                      5,000           10/98                 1
Buy                       9,879           11/98                51
Sell                        209           11/98                (1)
Buy                       1,035           12/98                 2
Buy           S$          1,810           10/98                29
Sell                      1,810           10/98               (21)
Sell          SF          2,320           10/98               (53)
Sell          SP          1,687           10/98                 0
Buy                      98,633           10/98                12
Sell                    110,022           12/98                (9)
                                                       ------------
                                                       $     (143)
                                                       ============

(c) Variable rate security. The rate listed is as of September 30, 1998.

(d) Principal amount denoted in indicated currency:

       A$ - Australian Dollar
       AP - Argentine Peso
       BF - Belgian Franc
       BP - British Pound
       C$ - Canadian Dollar
       DK - Danish Krone
       DM - German Mark
       FF - French Franc
       FM - Finnish Markka
       GD - Greek Drachma
       IL - Italian Lira
       JY - Japanese Yen
       N$ - New Zealand Dollar
       NK - Norwegian Kron
       PP - Philippines Peso
       S$ - Singapore Dollar
       SF - Swiss Franc
       SK - Swedish Krona
       SP - Spanish Peseta


(e) Securities are grouped by coupon and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at September 30, 1998:

                                                    Notional         Unrealized
Type                                                  Amount       Appreciation
--------------------------------------------------------------------------------
Receive fixed rate 5.701% and pay floating rate on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 09/07/05                                       $  2,160         $       73

(h) Restricted security.



32  See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)


 ARGENTINA (c) 19.7%

Republic of Argentina
   8.750% due 07/10/02                             AP          100     $     70
   8.726% due 04/10/05(d)                           $          200          172
  11.375% due 01/30/17                                         500          458
                                                                       ---------
Total Argentina                                                             700
(Cost $823)                                                            =========

 BRAZIL 16.4%

Government of Brazil
   6.688% due 04/15/12(d)                                      550          275
   8.000% due 04/15/14                                         522          310
                                                                       ---------
Total Brazil                                                                585
(Cost $574)                                                            =========

 COLOMBIA 5.1%

Republic of Columbia
   8.625% due 04/01/08                                         250          181
                                                                       ---------
Total Colombia                                                              181
(Cost $246)                                                            =========

 ECUADOR 2.9%

Government of Ecuador
   3.500% due 02/28/25(d)                                      250          101
                                                                       ---------
Total Ecuador                                                               101
(Cost $138)                                                            =========

 MEXICO 18.2%

Petroleos Mexicanos
   11.157% due 07/15/05(d)                                     250          218
United Mexican States
   6.250% due 12/31/19                                         250          182
   11.500% due 05/15/26                                        250          243
                                                                       ---------
Total Mexico                                                                643
(Cost $757)                                                            =========

 PHILIPPINES 5.1%

Republic of Philipines
   6.500% due 12/01/17                                         250          180
                                                                       ---------
Total Philippines                                                           180
(Cost $188)                                                            =========

 POLAND 1.9%

Republic of Poland
   3.000% due 10/27/24(d)                                      100           66
                                                                       ---------
Total Poland                                                                 66
(Cost $63)                                                             =========

 RUSSIA 1.6%

Republic of Russia
   6.625% due 12/15/15(d)                                      505           39
   6.625% due 12/15/20(d)                                      300           18
                                                                       ---------
Total Russia                                                                 57
(Cost $538)                                                            =========

 SOUTH KOREA 15.2%

Korea Development Bank
   6.250% due 05/01/00                                         200          182
Korean Export-Import Bank
   7.100% due 03/15/07                                         175          143
Republic of Korea
   8.875% due 04/15/08                                         250          215
                                                                       ---------
Total South Korea                                                           540
(Cost $569)                                                            =========

 UNITED STATES 15.6%

Asset-Backed Securities 5.4%
IMC Home Equity Loan Trust
   5.796% due 05/21/12(d)                           $          109          109
NationsBank Auto Owner Trust
   6.375% due 07/15/00                                          80           81
                                                                       ---------
                                                                            190
                                                                       =========
Corporate Bonds & Notes 7.4%
Chrysler Financial Corp.
   5.675% due 06/08/01(d)                                      100          100
Ford Motor Credit Corp.
   5.788% due 08/27/01(d)                                      100          100
Supercanal Holdings
   11.500% due 05/15/05                                        100           61
                                                                       ---------
                                                                            261
                                                                       =========
U.S. Government Agencies 2.8%
Student Loan Marketing Assn.
   5.823% due 04/25/07(d)                                      100          100
                                                                       ---------
Total United States                                                         551
(Cost $590)                                                            =========

 URUGUAY 5.8%

Banco Central Del Uruguay
   6.813% due 02/19/06(d)                                     221           204
                                                                       ---------
Total Uruguay                                                               204
(Cost $219)                                                            =========

 VENEZUELA 7.3%

Government of Venezuela
   6.625% due 12/18/07(d)                                      452          258
                                                                       ---------
Total Venezuela                                                             258
(Cost $257)                                                            =========

 SHORT-TERM INSTRUMENTS 11.6%

Commercial Paper 8.4%
Federal Home Loan Mortgage Corp.
   5.190% due 10/16/98                                         200          199
   5.340% due 11/17/98                                         100           99
                                                                       ---------
                                                                            298
                                                                       =========
Repurchase Agreements 2.9%
State Street Bank
   4.750% due 10/01/98                                         103          103
   (Dated 09/30/98. Collateralized by U.S. Treasury                    ---------
   Note 5.750% 11/15/00 valued at $109,873.
   Repurchase proceeds are $103,014.)

U.S. Treasury Bills (b) 0.3%
   4.925% due 12/03/98                                          10           10
                                                                       ---------

Total Short-Term Instruments                                                411
(Cost $411)                                                            ---------

Total Investments (a) 126.4%                                           $  4,477
(Cost $5,373)

Other Assets and Liabilities (Net) (26.4%)                                 (935)
                                                                       ---------

Net Assets 100.0%                                                      $  3,542
                                                                       =========

                                                      See accompanying notes  33

Emerging Markets Bond Fund
September 30, 1998 (Unaudited)


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over tax cost.       $     29

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (925)
                                                                       ---------

Unrealized depreciation-net                                            $   (896)
                                                                       =========
(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                    Unrealized
Type                                                    Contracts  Appreciation
--------------------------------------------------------------------------------

U.S. Treasury 10 Year Note (12/98)                              2      $      9

(c) Principal amount denoted in the indicated currency:

       AP - Argentine Peso

(d) Variable rate security. The rate listed is as of September 30, 1998.


34  See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
 CORPORATE BONDS & NOTES 81.7%

Banking & Finance 3.3%
Arvin Capital
   9.500% due 02/01/27                                   $  19,000    $  22,181
Bay View Capital Corp.
   9.125% due 08/15/07                                       8,000        7,720
Forest City Enterprises
   8.500% due 03/15/08                                      14,350       14,135
Fuji Bank
   9.870% due 12/31/49(b)                                   26,000       11,556
General Motors Acceptance Corp.
   5.813% due 04/29/02(b)                                      800          800
Helicon Group
  11.000% due 11/01/03(b)                                    2,000        2,090
SB Treasury Co. LLC
   9.400% due 12/29/49(b)                                   24,800       20,869
Trizec Finance Limited
   10.875% due 10/15/05                                      2,441        2,599
                                                                      ----------
                                                                         81,950
                                                                      ==========
Industrials 63.4%
Abbey Healthcare Group
   9.500% due 11/01/02                                      16,120       15,072
Advanced Lighting
   8.000% due 03/15/08                                       6,350        5,810
AEI Holding Co.
   10.000% due 11/15/07                                      9,580        8,933
Albritton Communications
   9.750% due 11/30/07                                       5,500        5,665
American Airlines
   10.610% due 03/04/10                                        650          885
American Commercial Lines
   10.250% due 06/30/08                                      6,550        6,485
American Standard
   7.375% due 02/01/08                                      10,800       10,854
   9.250% due 12/01/16                                       7,388        7,573
Amerigas Partners LP
   10.125% due 04/15/07                                      4,200        4,132
Amphenol Corp.
   9.875% due 05/15/07                                       7,100        6,958
Ball Corp.
   7.750% due 08/01/06                                      12,250       12,648
   8.250% due 08/01/08                                       8,450        8,725
Benedek Broadcasting Corp.
   11.875% due 03/01/05                                     25,940       27,821
Benedek Communications
   0.000% due 05/15/06(c)                                    1,500        1,072
Beverly Enterprises, Inc.
   9.000% due 02/15/06                                      17,200       17,286
Buckeye Technologies, Inc.
   8.000% due 10/15/10                                      14,100       13,818
Building Materials Corp.
   0.000% due 07/01/04(c)                                    4,150        4,129
   7.750% due 07/15/05                                      18,450       18,035
   8.000% due 10/15/07                                       3,750        3,703
   8.625% due 12/15/06                                         500          493
Call-Net Enterprises, Inc.
   8.000% due 08/15/08                                      12,575       12,009
Canadian Forest Oil Limited
   8.750% due 09/15/07                                       5,000        4,525
Century Communications Corp.
   0.000% due 01/15/08(c)                                    5,000        2,375
   0.000% due 03/15/03(c)                                   10,400        7,371
   8.750% due 10/01/07                                       5,000        5,350
CF Cable TV, Inc.
   9.125% due 07/15/07                                       9,000       10,130
Chattem, Inc.
   8.875% due 04/01/08                                       4,300        4,193
Circus Circus Enterprises
   6.750% due 07/15/03                                      17,400       16,489
Clark R&M Holdings
   8.625% due 08/15/08                                       7,000        6,510
   8.375% due 11/15/07                                       5,000        4,575
Coltec Industries Rights
   7.500% due 04/15/08                                      38,000       36,146
Columbus McKinnon
   8.500% due 04/01/08                                      16,500       15,592
Comcast Cellular
   9.500% due 05/01/07                                       4,100        4,223
Comcast Corp.
   9.500% due 01/15/08                                       6,837        7,213
Container Corp. of America
   11.250% due 05/01/04                                      1,425        1,503
Cross Timbers Oil Co.
   8.750% due 11/01/09                                       5,500        5,087
CSC Holdings, Inc.
   9.875% due 02/15/13                                       2,000        2,170
   7.875% due 02/15/18                                      10,000        9,850
   9.875% due 04/01/23                                       9,000       10,035
  10.500% due 05/15/16                                      11,000       12,485
Cumberland Farms
   10.500% due 10/01/03                                      4,701        4,630
Dailey International, Inc.
   9.500% due 02/15/08                                       4,750        2,779
Delta Air Lines
   10.790% due 03/26/14                                      2,264        3,021
Dialog Corp. PLC
   11.000% due 11/15/07                                      3,350        3,484
Doane Products Co.
   10.625% due 03/01/06                                      1,300        1,398
Echostar Communications Corp.
   0.000% due 06/01/04(c)                                   31,090       30,312
Envirosource, Inc.
   9.750% due 06/15/03                                      12,068       10,921
Extended Stay America
   9.150% due 03/15/08                                      11,500       11,327
Extendicare Health Services
   9.350% due 12/15/07                                       7,150        6,721
EZ Communication, Inc.
   9.750% due 12/01/05                                       2,500        2,688
Falcon Cable
   0.000% due 04/15/10(c)                                   11,700        8,015
Falcon Holding Group LP
   8.375% due 04/15/10                                       7,150        7,186
Federal-Mogul Corp.
   7.500% due 07/01/04                                      24,000       24,560
   7.750% due 07/01/06                                       9,100        9,399
Ferrellgas Partners LP
   9.375% due 06/15/06                                       3,625        3,516
Fisher Scientific
   9.000% due 02/01/08                                      23,475       22,624
   7.125% due 12/15/05                                       6,500        6,082
Foamex LP
   9.875% due 06/15/07                                       1,700        2,050
Forcenergy, Inc.
   9.500% due 11/01/06                                       4,300        3,160
Gardern State Newspapers
   8.750% due 10/01/09                                      22,500       21,938
Globalstar LP
   11.375% due 02/15/04                                      8,350        5,678
   11.250% due 06/15/04                                      5,500        3,768
   10.750% due 11/01/04                                      3,106        2,019
Goss Graphic Systems, Inc.
   12.000% due 10/15/06                                      6,450        5,934
Granite Broadcasting Corp.
   10.375% due 05/15/05                                      1,500        1,517
Grupo Televisa SA
   11.375% due 05/15/03                                      1,300        1,186
   0.000% due 05/15/08(c)                                    6,475        4,419
Gulf Canada Resources
   9.250% due 01/15/04                                      12,575       12,849
   9.625% due 07/01/05                                       2,000        2,025
HMH Properties, Inc.
   7.875% due 08/01/05                                      22,150       22,261
Hollinger International Publishing
   9.250% due 02/01/06                                       7,800        8,054
   8.625% due 03/15/05                                       5,350        5,524


                                                      See accompanying notes  35

High Yield Fund
September 30, 1998 (Unaudited)



                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Holmes Products Corp.
   9.875% due 11/15/07                                    $  5,200     $  4,758
Huntsman Packaging Corp.
   9.125% due 10/01/07                                       8,050        7,648
Impsat Corp.
  12.375% due 06/15/08                                       7,400        5,439
Integrated Health Services
   9.500% due 09/15/07                                       2,950        2,758
Intermedia Communications, Inc.
   8.500% due 01/15/08                                       4,950        4,913
   0.000% due 05/15/06(c)                                   32,585       27,044
ISP Holdings, Inc.
   9.000% due 10/15/03                                      23,370       24,363
ITC Deltacom, Inc.
   11.000% due 06/01/07                                      3,250        3,534
IXC Communications, Inc.
   9.000% due 04/15/08                                       8,500        8,436
J. Ray McDermott
   9.375% due 07/15/06                                      10,400       10,894
J.Q. Hammons Hotels
   8.875% due 02/15/04                                      11,500       10,868
Jones Intercable, Inc.
   8.875% due 04/01/07                                      10,060       10,563
K Mart Corp.
   9.350% due 01/02/20                                      15,374       15,876
   9.780% due 01/05/20                                       9,575       10,275
   8.130% due 12/16/03                                       1,250        1,298
K-III Communications Co.
   8.500% due 02/01/06                                      18,190       18,463
L-3 Communications Corp.
   10.375% due 05/01/07                                      5,750        6,311
Lenfest Communications
   8.375% due 11/01/05                                      13,650       14,367
Les, Inc.
   9.250% due 06/01/08                                      18,100       18,281
Level 3 Communications, Inc.
   9.125% due 05/01/08                                      30,200       28,690
Lin Holdings Corp.
   0.000% due 03/01/08(c)                                   18,750       12,328
Lin Television Corp.
   8.375% due 03/01/08                                       8,800        8,536
Magnum Hunter Resources, Inc.
   10.000% due 06/01/07                                      3,900        3,140
Marcus Cable
   0.000% due 08/01/04(c)                                   11,400       11,229
Market Hub Partners
   8.250% due 03/01/08                                      10,700       10,647
Marsh Supermarkets, Inc.
   8.875% due 08/01/07                                       7,250        7,214
McLeodusa, Inc.
   0.000% due 03/01/07(c)                                   16,650       12,155
MJD Communications, Inc.
   9.500% due 05/01/08                                       6,525        6,492
Navistar International Corp.
   8.000% due 02/01/08                                      13,000       13,000
Newpark Resources, Inc.
   8.625% due 12/15/07                                       5,050        4,823
Newsquest Capital
   11.000% due 05/01/06                                      2,550        2,869
Ocean Rig Norway
   10.250% due 06/01/08                                      6,325        4,712
Optel, Inc.
  11.500% due 07/01/08                                       6,800        6,358
Orion Network Systems, Inc.
   0.000% due 01/15/07(c)                                   20,350       13,533
   11.250% due 01/15/07                                     15,875       15,478
Owens & Minor, Inc.
   10.875% due 06/01/06                                        950        1,009
P&L Coal Holdings
   8.875% due 05/15/08                                      30,000       30,600
Packard Bioscience Co.
   9.375% due 03/01/07                                       2,950        2,714
Perkins Family Restaurants
   10.125% due 12/15/07                                      3,450        3,450
Perry-Judd
   10.625% due 12/15/07                                      5,550        5,522
Petroleos Mexicanos
   11.157% due 07/15/05(b)                                   8,600        7,504
Phar-Mor, Inc.
  11.720% due 09/11/02                                      10,255       10,358
Pharmerica, Inc.
   8.375% due 04/01/08                                       6,300        5,765
Physician Sales and Service, Inc.
   8.500% due 10/01/07                                       8,415        8,478
Polymer Group, Inc.
   9.000% due 07/01/07                                      20,555       19,733
   8.750% due 03/01/08                                       6,200        5,890
Pool Energy Co.
   8.625% due 04/01/08                                       8,650        7,742
Primedia, Inc.
   7.625% due 04/01/08                                       8,250        8,044
Printpack, Inc.
   9.875% due 08/15/04                                       5,450        5,409
Qwest Communications International, Inc.
   0.000% due 02/01/08(c)                                    6,800        5,100
   0.000% due 10/15/07(c)                                    8,340        6,464
R.H. Donnelley, Inc.
   9.125% due 06/01/08                                       4,600        4,646
Racers
   8.375% due 10/01/07                                      21,500       23,237
Regal Cinemas, Inc.
   9.500% due 06/01/08                                      12,150       12,211
Renaissance Media Group
   0.000% due 04/15/08(c)                                   21,250       14,131
Revlon Consumer Products
   8.125% due 02/01/06                                      26,750       26,483
Riviera Holdings Corp.
   10.000% due 08/15/04                                      1,850        1,610
RJR Nabisco
   8.000% due 07/15/01                                       2,000        2,045
   8.625% due 12/01/02                                      11,500       12,036
Rogers Cablesystems, Inc.
   10.000% due 03/15/05                                      7,500        8,288
Rogers Cantel Mobile
   9.375% due 06/01/08                                      15,500       15,810
Rogers Cantel, Inc.
   8.300% due 10/01/07                                      12,385       11,890
Salem Communications
   9.500% due 10/01/07                                       4,850        4,899
Satelites Mexicanos
   9.391% due 06/30/04(b)                                    9,985        6,540
SC International Services, Inc.
   9.250% due 09/01/07                                       8,200        8,015
Scotsman Group, Inc.
   8.625% due 12/15/07                                       4,000        3,915
Sea Containers
  10.500% due 07/01/03                                       1,000        1,040
Silgan Holdings, Inc.
   9.000% due 06/01/09                                      20,760       20,085
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/12                                       9,575        9,623
   9.200% due 07/02/18                                       9,000       11,049
Smithfield Foods
   7.625% due 02/15/08                                       5,900        5,812
Stater Brothers Holdings
   11.000% due 03/01/01                                      6,720        6,955
Stone Container
  11.500% due 10/01/04                                       2,000        1,995
Sun Healthcare Group, Inc.
   9.375% due 05/01/08                                       5,300        4,797
   9.500% due 07/01/07                                       1,550        1,418
Supercanal Holdings
   11.500% due 05/15/05                                      4,800        2,904
Synthetic Industries, Inc.
   9.250% due 02/15/07                                       9,850        9,850
Telewest Communications
   9.625% due 10/01/06                                      12,750       12,878


36  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Tenet Healthcare Corp.
   8.000% due 01/15/05                                  $    2,000   $    2,060
   8.625% due 01/15/07                                       3,500        3,649
   7.625% due 06/01/08                                      20,000       20,750
   8.625% due 12/01/03                                       1,050        1,114
TFM SA de CV
  11.750% due 06/15/09(c)                                    7,800        3,841
Trans-Resources, Inc.
   10.750% due 03/15/08                                     15,650       15,180
U.S. Can Corp.
  10.125% due 10/15/06                                         600          618
Unisys Corp.
   7.875% due 04/01/08                                       6,500        6,516
  12.000% due 04/15/03                                      14,900       16,688
  11.750% due 10/15/04                                       5,000        5,650
United Defense Industry, Inc.
   8.750% due 11/15/07                                       3,500        3,526
United Refining Co.
   10.750% due 06/15/07                                      2,950        2,375
US Air, Inc.
   9.330% due 01/01/06                                       6,593        6,840
   9.625% due 09/01/03                                      18,083       20,408
Vintage Petroleum
   9.000% due 12/15/05                                      10,490       10,647
Westpoint Stevens, Inc.
   7.875% due 06/15/05                                       5,500        5,603
   7.875% due 06/15/08                                      13,950       14,264
World Color Press, Inc.
   9.125% due 03/15/03                                      24,035       24,155
Young Broadcasting, Inc.
   9.000% due 01/15/06                                      11,000       11,083
   8.750% due 06/15/07                                       4,200        4,190
Ziff-Davis, Inc.
   8.500% due 05/01/08                                      24,250       23,401
                                                                     -----------
                                                                      1,566,768
                                                                     ===========

Utilities 15.0%
AES Corp.
  10.250% due 07/15/06                                      14,235       14,804
   8.500% due 11/01/07                                       2,500        2,375
Beaver Valley Funding Corp.
   9.000% due 06/01/17                                      37,000       42,584
Bridas Corp.
  12.500% due 11/15/99                                       4,500        4,523
California Energy
   9.875% due 06/30/03                                       5,000        5,526
   9.500% due 09/15/06                                       5,000        5,550
Calpine Corp.
   9.250% due 02/01/04                                      10,500       10,553
   7.875% due 04/01/08                                      15,000       14,475
   8.750% due 07/15/07                                      14,650       15,016
CMS Energy
   7.000% due 01/15/05                                      12,000       12,087
   8.125% due 05/15/02                                       9,500        9,838
Coho Energy, Inc.
   8.875% due 10/15/07                                      17,552       16,060
Espirito Santo Centrais
   10.000% due 07/15/07                                      2,450        1,390
Flag Limited
   8.250% due 01/30/08                                      38,850       37,199
GST Network
   0.000% due 05/01/08(c)                                    8,000        3,880
Intermedia Communications
   0.000% due 07/15/07(c)                                    6,250        4,500
ITC Deltacom
   8.875% due 03/01/08                                      12,300       12,177
Mastec, Inc.
   7.750% due 02/01/08                                       5,600        5,236
Metronet Communications Corp.
   0.000% due 06/15/08(c)                                    8,975        4,981
Nextel Communications, Inc.
   0.000% due 02/15/08(c)                                   38,750       22,959
Niagara Mohawk Power
   9.500% due 03/01/21                                       2,500        2,659
   7.875% due 04/01/24                                       7,500        7,586
   9.990% due 05/11/04                                       2,500        2,530
   7.750% due 05/15/06                                       1,100        1,229
   7.625% due 10/01/05                                      10,000       10,428
   7.750% due 10/01/08                                      27,000       28,848
North Atlantic Energy
   9.050% due 06/01/02                                       7,265        7,699
Orange PLC
   8.000% due 08/01/08                                      47,450       46,264
Rural Cellular Corp.
   9.625% due 05/15/08                                       8,800        8,448
Wilmington Trust Co. - Tucson Electric(d)
   10.211% due 01/01/09                                        500          565
   10.732% due 01/01/13                                      6,993        8,106
                                                                     -----------
                                                                        370,075
                                                                     -----------
Total Corporate Bonds & Notes                                         2,018,793
(Cost $2,069,972)                                                    ===========


 U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Strips
   0.000% due 08/15/26                                      29,700        6,911
                                                                     -----------
Total U.S. Treasury Obligations                                           6,911
(Cost $5,875)                                                        ===========

 MORTGAGE-BACKED SECURITIES 1.9%

Collateralized Mortgage Obligations 1.5%
Asset Securitization Corp.
   7.384% due 08/13/29(b)                                    1,500        1,662
Federal Deposit Insurance Corp.
   6.875% due 11/25/26(b)                                      400          443
Green Tree Financial Corp.
   8.000% due 07/15/18                                       7,000        7,234
NationsBanc Mortgage Capital Corp.
   8.060% due 05/25/28(b)                                    3,835        3,310
Red Mountain Funding Corp.
   9.150% due 11/28/27                                       5,727        6,131
Resolution Trust Corp.
   6.900% due 02/25/27                                       7,494        7,314
   7.000% due 05/25/27                                       5,928        6,121
   9.250% due 06/25/23                                       3,286        3,296
   9.050% due 08/25/23                                         678          684
                                                                     -----------
                                                                         36,195
                                                                     ===========

Other Mortgage-Backed Securities 0.3%
LTC Commercial Corp.
   9.200% due 08/04/23                                       3,235        3,930
Resolution Trust Corp.
   9.500% due 05/25/24                                          49           49
   6.880% due 09/25/20(b)                                      585          526
Structured Asset Securities Corp.
   7.050% due 11/25/02                                       4,000        3,724
                                                                     -----------
                                                                          8,229
                                                                     ===========
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Assn. (IO)
   7.000% due 04/25/19                                      12,000        1,141
   6.500% due 06/25/17                                       1,685          105
   6.000% due 07/25/05                                       1,141           46
   7.000% due 07/25/08                                       5,141          517
   7.000% due 12/25/21                                       9,324          717
Fund America (IO)
   9.590% due 10/20/21                                       1,204           26
                                                                     -----------
                                                                          2,552
                                                                     -----------
Total Mortgage-Backed Securities                                         46,976
(Cost $46,188)                                                       ===========


                                                      See accompanying notes  37

High Yield Fund
September 30, 1998 (Unaudited)


                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)


 ASSET-BACKED SECURITIES 4.4%

Airplanes Pass Through Trust
   10.875% due 03/15/19                                  $  26,570     $ 30,180
Apria Healthcare Group
   7.938% due 08/09/01(b)                                    8,750        8,498
BCP SA
   9.900% due 03/31/06                                      10,000        9,813
Decision One
   8.450% due 08/07/03                                      11,000       10,931
Federal-Mogul Corp.
   8.063% due 09/30/06(b)                                    5,000        4,987
Huntsman Corp.
   9.187% due 03/20/07(b)                                    3,500        3,535
Morgan Stanley Aircraft Finance
   8.700% due 03/15/23                                      21,750       21,119
NTL Group
   8.594% due 01/31/99(b)                                    4,211        4,187
   8.688% due 01/31/99(b)                                    5,789        5,761
TFM SA de CV
   9.690% due 06/30/03(b)                                    4,000        4,000
Varig SA
  10.500% due 06/02/05                                       1,849        1,572
  11.500% due 06/02/05                                       5,847        4,970
                                                                     ----------
Total Asset-Backed Securities                                           109,553
(Cost $102,092)                                                      ==========

 SOVEREIGN ISSUES 1.6%

Republic of Argentina
   6.625% due 03/31/05(b)                                    5,711        4,511
   5.750% due 03/31/23(b)                                    9,000        6,030
Republic of Korea
   8.875% due 04/15/08(b)                                   28,550       24,571
Republic of Poland
   3.750% due 10/27/24(b)                                    5,000        3,450
                                                                     ----------
Total Sovereign Issues                                                   38,562
(Cost $40,070)                                                       ==========

 PREFERRED STOCK 3.6%

                                                            Shares
CSC Holdings, Inc.
   11.932% due 01/01/00                                    160,043       17,605
Fresenius Medical Care
   7.875% due 01/01/00                                      21,175       20,432
   9.000% due 12/01/06                                      28,395       28,324
Newscorp Overseas Limited
   2.156% due 01/01/00                                     133,200        3,272
Primedia, Inc.
   8.625% due 01/01/00                                      50,000        4,563
   9.200% due 12/01/06                                      70,000        6,738
Sig Capital Trust
   9.500% due 08/15/27                                       7,000        6,939
                                                                     ----------
Total Preferred Stock                                                    87,873
(Cost $91,377)                                                       ==========

 SHORT-TERM INSTRUMENTS 6.1%

                                                         Principal
                                                            Amount
                                                            (000s)
Commercial Paper 6.0%
Abbott Laboratories
   5.490% due 10/06/98                                      12,200       12,191
E.I. Du Pont de Nemours
   5.400% due 10/14/98                                       8,000        7,985
   5.490% due 10/20/98                                       3,100        3,091
Ford Motor Credit Corp.
   5.470% due 11/19/98                                       5,800        5,757
   5.490% due 11/19/98                                         200          199
   5.470% due 12/04/98                                      11,600       11,491
General Electric Capital Corp.
   5.500% due 11/13/98                                      10,300       10,232
   5.500% due 11/18/98                                      20,400       20,250
General Motors Acceptance Corp.
   5.490% due 11/19/98                                      13,700       13,598
IBM Credit Corp.
   5.560% due 10/07/98                                      11,500       11,489
KFW International Finance, Inc.
   5.390% due 10/28/98                                       3,100        3,087
   5.450% due 12/22/98                                       3,900        3,854
Motorola, Inc.
   5.480% due 10/13/98                                         300          299
   5.480% due 12/03/98                                       3,000        2,972
National Rural Utilities Cooperative
   5.490% due 10/26/98                                         600          598
   5.490% due 10/28/98                                         700          697
New Center Asset Trust
   5.530% due 10/26/98                                       1,800        1,793
   5.510% due 11/19/98                                       2,100        2,084
   5.480% due 12/16/98                                       3,200        3,165
Oesterreich Kontrollbank
   5.220% due 11/30/98                                      18,300       18,138
Pfizer, Inc.
   5.270% due 10/30/98                                      15,000       14,936
Washington Post
   5.420% due 12/16/98                                       1,000          989
                                                                     ----------
                                                                        148,895
                                                                     ==========
Repurchase Agreements 0.1%
State Street Bank
   4.750% due 10/01/98                                         656          656
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 5.750% 11/15/00 valued at $669,700.
   Repurchase proceeds are $656,087.)

First Boston
   5.150% due 10/01/98                                       2,300        2,300
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 4.500% 09/30/00 valued at $2,357,532.
   Repurchase proceeds are $2,300,329.)
                                                                     ----------
                                                                          2,956
                                                                     ----------
Total Short-Term Instruments                                            151,851
(Cost $151,845)                                                      ==========

Total Investments (a) 99.6%                                          $2,460,519
(Cost $2,507,419)

Other Assets and Liabilities (Net)  0.4%                                  9,614
                                                                     ----------
Net Assets  100.0%                                                   $2,470,133
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   47,100

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (94,000)
                                                                     -----------
Unrealized depreciation-net                                          $  (46,900)
                                                                     ===========

(b) Variable rate security. The rate listed is as of September 30, 1998.

(c) Security becomes interest bearing at a future date.

(d) Restricted security.


38  See accompanying notes

Schedule of Investments

Municipal Bond Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)

 MUNICIPAL BONDS & NOTES 98.1%

Alabama 0.4%
Mobile, Alabama General Obligation Bonds,
(MBIA Insured), Series 1998, 4.380%, 02/15/08 (b)        $     325     $     217
                                                                       ---------
Arizona 4.2%
Santa Cruz County, Arizona Utility Revenue Bonds,
Series 1997, 4.750%, 08/01/20                                  100           102

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500%, 09/01/04                              1,130         1,280

Show Low, Arizona Industrial Development
Authority Hospital Revenue Bond, Series 1998,
5.500%, 12/01/17                                             1,000         1,044
                                                                       ---------
                                                                           2,426
                                                                       =========
California 12.1%
City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000%, 08/01/15                                  500           583

Irvine, California Special Assessment Bond,
Series 1998, 4.800%, 09/02/04                                  150           151

Irvine, California Special Assessment Bond,
Series 1998, 4.900%, 09/02/05                                  310           313

Irvine, California Special Assessment Bond,
Series 1998, 5.000%, 09/02/06                                  150           152

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds, Series 1991 B,
6.500%, 07/01/13                                             1,000         1,086

Los Angeles, California Convention & Exhibition
Center Authority Lease Revenue Bonds, (MBIA Insured),
Series 1993, 6.125%, 08/15/11                                1,000         1,180

Northern California Power Agency, Revenue Bond,
Series 1998, 3.500%, 07/01/32                                1,200         1,200

Orange County, California Improvement Bond,
Series 1998 A, 4.900%, 09/02/05                                300           304

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 4.900%, 09/02/03                                150           154

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 5.000%, 09/02/04                                150           154

Sacramento County, California Refunding Bonds,
Series 1998, 4.900%, 09/02/05                                  300           302

San Jose, California Redevelopment Agency
Tax Allocation Bond, Series 1998, 5.000%, 08/01/21           1,000         1,004

West Sacramento, California Refunding Bonds,
Series 1998, 5.000%, 09/02/04                                  350           358
                                                                       ---------
                                                                           6,941
                                                                       =========
Colorado 5.1%
Colorado Public Highway Authority Revenue Bond,
Series 1997 A, 5.000%, 09/01/26                              1,500         1,504

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A, 5.000%, 12/01/09                              1,390         1,423
                                                                       ---------
                                                                           2,927
                                                                       =========
Florida 6.1%
Dade County, Florida General Obligation Bonds,
(AMBAC Insured), Series 1988, 7.600%, 10/01/06               1,690         2,112

Gainesville, Florida Revenue Bonds, Series 1979,
6.200%, 10/01/02                                               300           313

Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750%, 10/01/21                                             1,000         1,074
                                                                       ---------
                                                                           3,499
                                                                       =========
Georgia 0.2%
Dawson County, Georgia School District General
Obligation Bond, Series 1997, 4.900%, 04/01/12                 105           108
                                                                       ---------
Illinois 3.8%
Chicago, Illinois Wastewater Transmission
Revenue Bond, Series 1998 A, 5.000%, 01/01/19                1,000         1,009

State of Illinois, Sales Tax Revenue Refunding
Bonds, Series 1992 Q, 6.000%, 6/15/12                        1,000         1,157
                                                                       ---------
                                                                           2,166
                                                                       =========
Indiana 6.2%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992,
6.750%, 02/01/14                                             1,000         1,225

Indiana Transportation Revenue Bonds,
Series 1996, 6.000%, 11/01/11                                2,000         2,312
                                                                       ---------
                                                                           3,537
                                                                       =========
Michigan 2.5%
Michigan State Building Authority Revenue Bonds,
Series 1997, 5.000%, 10/15/14                                  100           103

Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250%, 11/01/12              1,100         1,321
                                                                       ---------
                                                                           1,424
                                                                       =========
Minnesota 1.8%
New Richland, Minnesota Revenue Bond,
Series 1998, 4.500%, 08/02/04                                1,000         1,014
                                                                       ---------
Mississippi 0.3%
Mississippi State Department of Corrections,
Certificate Participation Bonds, (AMBAC Insured),
Series 1997, 4.600%, 01/01/08                                  150           154
                                                                       ---------

Missouri 0.2%
Kansas City Water Revenue Bonds, Series 1998 B,
4.750%, 12/01/03                                               100           104
                                                                       ---------

New Hampshire 2.1%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A,
6.750%, 11/01/11                                             1,000         1,185
                                                                       ---------

New Jersey 0.3%
New Jersey State Tranportation Revenue Bonds,
(FSA Insured), Series 1997 A, 5.000%, 06/15/18                 150           152
                                                                       ---------

New Mexico 2.8%
Bernalillo County, New Mexico General
Obligation Bonds, Series 1997, 4.750%, 12/01/13                150           156

Los Alamos County, Utility Revenue Bonds,
Series 1994 A, 6.000%, 07/01/08                              1,000         1,110

Santa Fe County, El Castillo Retirement Nursing
Home Bonds, Series 1998 A, 5.250%, 05/15/07                    315           313
                                                                       ---------
                                                                           1,579
                                                                       =========

                                                      See accompanying notes  39

Municipal Bond Fund
September 30, 1998 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)


New York 18.5%
New York City General Obligation Bonds,
(FGIC Insured), Series 1992, 3.550%, 10/01/21 (b)        $     800      $   800

New York City General Obligation Bonds,
(Morgan Guaranty Trust Insured), Series 1993,
3.200%, 08/15/19 (b)                                           100          100

New York City General Obligation Bonds,
Series 1993, 4.150%, 08/15/18 (b)                              100          100

New York City General Obligation Bonds,
Series 1995 B, 6.750%, 08/15/03                              1,000        1,120

New York City General Obligation Bonds,
Series 1996 A, 7.000%, 08/01/07                              1,000        1,198

New York City Municipal Water and Sewer System
Revenue Bonds, Series 1998, 4.750%, 06/15/25                 1,000          969

New York Metropolitan Transit Authority Commuter
Revenue Bonds, Series 1997, 5.500%, 07/01/21                 1,000        1,040

New York State Dorm Authority Mental Health Services
Revenue Bonds, Series 1997 B, 6.000%, 08/15/05               1,850        2,032

New York State Dorm Authority Revenue Bonds,
Series 1998 B, 4.900%, 02/15/09                                100          102

New York State Environmental Facilities Special
Obligation Revenue Bonds, Series 1996,
5.125%, 04/01/22                                             1,000        1,014

State of New York Thruway Authority Revenue
Bonds, (AMBAC-TCRS Insured), Series 1996,
6.000%, 04/01/05                                             1,000        1,116

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500%, 04/01/15              1,000        1,059
                                                                        --------
                                                                         10,650
                                                                        ========

North Carolina 3.8%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured),
Series 1992, 6.000%, 01/01/08                                1,000        1,126

North Carolina State School Improvement Bonds,
Series 1998, 4.750%, 04/01/12                                1,000        1,035
                                                                        --------
                                                                          2,161
                                                                        ========
North Dakota 1.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900% 02/01/19                                 1,000        1,076
                                                                        --------

Ohio 3.9%
Cleveland Water and Sewer Refunding and
Improvement Revenue Bonds, (MBIA Insured),
Series 1993 G, Number 1, 5.500%, 01/01/21                    1,000        1,089

Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured),
Series 1995, 6.000%, 06/01/05                                1,000        1,116
                                                                        --------
                                                                          2,205
                                                                        ========
Pennsylvania 3.3%
Delaware County, Pensylvania Hospital Revenue Bonds,
Series 1998, 4.900%, 12/01/08                                  100          102

Philadelphia Gas Revenue Bonds, (FSA Insured),
Series 1998 C, 4.600%, 07/01/08                                100          103

Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A, 5.500%, 09/01/14             1,525        1,685
                                                                        --------
                                                                          1,890
                                                                        ========
Puerto Rico 1.8%
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control,
Series 1998, 5.000%, 10/01/18                                1,000      $ 1,018
                                                                        --------

South Carolina 1.8%
Piedmont Municipal Power Agency Electric
Revenue Bonds, (MBIA Insured), Series 1996 B,
5.250%, 01/01/13                                             1,000        1,049
                                                                        --------
Tennessee 3.6%
Memphis-Shelby County Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997, 5.350%, 09/01/12                                1,000        1,054

Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998, 4.450%, 08/01/07                         1,000        1,005
                                                                        --------
                                                                          2,059
                                                                        ========

Texas 10.6%
Beaumont, Texas Independent School District General
Obligation Bonds, Series 1997, 5.000%, 02/15/16                150          152

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B,
6.750%, 08/15/13                                               735          801

Houston, Texas Revenue Bonds, Series 1998,
0.000%, 09/15/09                                               175          110

Houston, Texas, Water & Sewer System Revenue
Bonds, Series 1993 B, 5.000%, 12/01/18                       2,000        2,018

Lone Star, Texas Improvement Authority Revenue
Bonds, (Royal Bank of Canada Insured),
Series 1984 B-3, 3.450%, 12/01/14 (b)                          200          200

Pflugerville, Texas Independent School District General
Obligation Bonds, Series 1997, 5.000%, 08/15/17                150          152

San Antonio, Texas Refunding Bonds,
Series 1998, 5.000%, 02/01/14                                1,380        1,408

University of Texas Revenue Bonds,
Series 1996, 5.250%, 08/15/07                                1,000        1,079

Waco, Texas General Obligation Bonds,
Series 1997, 4.800%, 02/01/11                                  150          154
                                                                        --------
                                                                          6,074
                                                                        ========
Virginia 0.3%
Pocahontas Parkway Association, Virginia Highway
Revenue Bonds, Series 1998 A, 5.250%, 08/15/09                 200          203
                                                                        --------
Washington State 0.2%
King County, Washington Public Hospital Facilities
Revenue Bonds, Series 1998, 4.750%, 09/01/10                   100          101
                                                                        --------
Washington, DC 0.3%
District of Columbia Revenue Bonds,
Series 1997, 4.750%, 02/01/11                                  150          154
                                                                        --------
Total Municipal Bonds & Notes                                            56,073
(Cost $52,577)                                                          ========


40  See accompanying notes

                                                         Principal
                                                            Amount      Value
                                                            (000s)     (000s)


 SHORT-TERM INSTRUMENTS 0.1%

State Street Global Advisors Tax Free Money Market
   3.257% due 10/01/98                                   $      75     $     75
                                                                       ---------
Total Short-Term Instruments                                                 75
(Cost $75)                                                             =========


Total Investments (a) 98.2%                                            $ 56,148
(Cost $52,652)

Other Assets and Liabilities (Net) 1.8%                                   1,012
                                                                       ---------
Net Assets 100.0%                                                      $ 57,160
                                                                       =========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  3,496

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                   0
                                                                       ---------

Unrealized appreciation-net                                            $  3,496
                                                                       =========

(b) Variable rate security. The rate listed is as of September 30, 1998.


                                                      See accompanying notes  41

Schedule of Investments

Total Return Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)


 CORPORATE BONDS & NOTES 39.7%

Banking & Finance 27.1%
Abbey National PLC
   6.700% due 06/29/49                                   $   5,000     $  5,168
Abbey National Treasury Service
   6.625% due 05/23/01                                         240          251
ABN-AMRO Bank NV
   7.250% due 05/31/05                                         150          161
Aetna, Inc.
   7.250% due 08/15/23                                          50           50
Ahmanson (H.F.) & Co.
   7.650% due 04/15/00                                         175          181
Allstate Corp.
   6.750% due 05/15/18                                         280          285
   6.900% due 05/15/38                                      60,400       61,328
American Express Credit
   8.500% due 08/15/01                                         350          381
   6.800% due 12/15/03                                       1,500        1,565
American General Finance
   7.250% due 04/15/00                                         500          514
   5.875% due 07/01/00                                          75           76
   6.250% due 12/18/02                                       1,080        1,114
AON Capital Trust `A'
   8.205% due 01/01/27                                         725          805
Associates Corp. of North America
   7.250% due 09/01/99                                         285          290
   6.750% due 10/15/99                                          90           91
   7.850% due 10/20/99                                         500          513
   8.250% due 12/01/99                                         200          207
   7.250% due 12/17/99                                         660          676
   7.470% due 03/27/00                                       1,000        1,034
   6.000% due 06/15/00                                       2,634        2,666
   6.310% due 06/16/00                                         500          510
   6.250% due 09/15/00                                         200          204
   6.625% due 05/15/01                                         300          310
   7.000% due 07/23/01                                         500          522
   5.788% due 08/27/01(d)                                    2,000        2,005
   6.450% due 10/15/01                                      23,600       24,441
   7.500% due 04/15/02                                         185          198
   6.500% due 07/15/02                                         750          782
   6.000% due 07/15/05                                      60,365       62,231
AT&T Capital Corp.
   6.020% due 12/04/98                                      20,200       20,212
   6.250% due 12/08/98(d)                                    4,700        4,705
   5.936% due 01/15/99(d)                                   14,500       14,527
   6.390% due 01/22/99                                       9,600        9,625
   5.610% due 02/01/99                                      11,000       11,003
   5.950% due 02/16/99                                     140,850      141,068
   6.120% due 02/26/99                                      20,000       20,045
   6.061% due 04/01/99(d)                                  175,500      175,509
   6.410% due 08/13/99                                       4,000        4,026
   6.580% due 09/03/99                                         500          505
   5.982% due 09/20/99(d)                                    9,000        9,002
   6.160% due 12/03/99                                       1,000        1,006
   6.060% due 03/21/00(d)                                   31,100       31,108
AVCO Financial Services
   6.350% due 09/15/00                                         100          102
   7.375% due 08/15/01                                         300          318
Banco Latino Americano SA
   6.310% due 10/18/99                                         850          860
Banco Nacional de Comercio Exterior
   8.000% due 04/14/00                                       4,600        4,145
Banco Nacional de Obra y Servicios
   6.875% due 10/01/98                                       5,000        5,000
Banesto Delaware
   8.250% due 07/28/02                                      28,900       31,984
BankAmerica Corp.
   6.119% due 11/01/99(d)                                    3,000        3,014
   5.708% due 03/05/01(d)                                   36,000       36,117
   5.758% due 02/20/02(d)                                   35,180       35,114
   7.750% due 07/15/02                                          60           65
   7.200% due 09/15/02                                         400          426
   7.500% due 10/15/02                                       1,000        1,077
   6.850% due 03/01/03                                          50           53
   6.875% due 06/01/03                                         100          106
   8.375% due 05/01/07                                           3            3
Bankers Trust
   6.750% due 10/03/01                                         500          517
   8.125% due 05/15/02                                         300          325
   5.769% due 07/03/02(d)                                   10,000        9,980
   7.125% due 07/31/02                                         150          158
   5.788% due 05/11/03(d)                                   82,800       82,946
   8.625% due 04/01/18                                         100          102
Banponce Corp.
   6.164% due 12/15/99                                       5,000        5,038
Bear Stearns
   5.600% due 01/14/99(d)                                    5,000        5,001
   5.410% due 03/09/99(d)                                   13,000       13,018
   5.856% due 09/10/99(d)                                   25,000       25,037
   7.625% due 09/15/99                                         300          306
   5.600% due 06/12/00(d)                                    8,700        8,699
   5.830% due 06/20/00(d)                                    7,700        7,696
   6.750% due 08/15/00                                          50           51
   5.350% due 08/25/00(d)                                    1,400        1,399
   5.630% due 08/29/00(d)                                   39,800       39,819
   5.841% due 02/16/01(d)                                    2,000        1,998
   5.856% due 03/02/01(d)                                    7,500        7,491
   5.875% due 01/28/02(d)                                   11,250       11,202
   6.750% due 04/15/03                                         105          109
   5.906% due 07/22/03(d)                                   19,000       19,031
   8.750% due 03/15/04                                          75           85
   6.062% due 03/18/05(d)                                   31,000       31,131
   6.250% due 07/15/05                                      25,000       25,401
Beneficial Corp.
   9.600% due 10/16/98                                         250          250
   5.950% due 07/25/00                                       5,000        5,045
   5.798% due 11/27/00(d)                                   90,000       90,040
   5.830% due 01/09/01(d)                                    9,000        9,016
   5.806% due 01/09/02(d)                                      500          501
   5.858% due 01/23/02(d)                                    5,000        4,998
   5.878% due 03/01/02(d)                                   40,000       40,104
BT Securities Corp.
   5.989% due 08/16/99(d)                                   10,000        9,990
Capital One Bank
   6.830% due 08/16/99                                         275          277
Caterpillar Financial
   6.350% due 12/01/98                                         125          125
   5.738% due 06/08/00(d)                                      500          500
   5.741% due 05/29/01(d)                                   10,000        9,988
Central Hispano Financial Services
   6.187% due 04/29/05(d)                                    5,000         5,012
Chase Manhattan Bank
   5.875% due 08/04/99                                         400          401
Chase Manhattan Corp.
   8.500% due 02/15/02                                         200          219
Chemical Banking Corp.
   6.125% due 11/01/08                                         400          407
Chrysler Financial Corp.
   8.420% due 02/01/99                                         695          701
   5.650% due 02/04/99(d)                                    9,000        9,008
   6.350% due 06/22/99                                       8,000        8,046
   8.460% due 01/19/00                                         700          730
   6.250% due 03/06/00                                      14,735       14,973
   5.630% due 07/28/00(d)                                      100          100
   6.625% due 08/15/00                                         300          308
   5.860% due 01/16/01                                         500          505
   5.686% due 06/11/01(d)                                    6,000        6,001
   5.777% due 07/17/02(d)                                   20,000       20,015
   5.792% due 08/08/02(d)                                   34,000       34,046
   5.836% due 02/03/03(d)                                   15,000       15,021
   5.822% due 03/06/03(d)                                    5,000        5,011
   5.702% due 06/18/03(d)                                   35,000       35,027
Chubb Capital Corp.
   8.750% due 11/15/99                                          80           82
   6.875% due 02/01/03                                         100          107
Cincinnati Financial Corp.
   6.900% due 05/15/28                                      34,125       36,727


42  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

CIT Group, Inc.
   6.200% due 10/20/00                                   $     830     $    844
   6.750% due 05/14/01                                      30,000       31,026
Citicorp
   9.750% due 08/01/99                                       2,200        2,275
   6.088% due 10/20/99(d)                                   10,000       10,037
   6.088% due 10/25/99(d)                                   11,000       11,043
   5.918% due 05/23/00(d)                                   25,000       25,098
   5.918% due 06/01/00(d)                                    5,000        5,020
   5.941% due 11/28/00(d)                                    5,000        5,022
   5.999% due 02/01/01(d)                                   10,000       10,047
   5.813% due 05/24/01(d)                                   69,000       69,071
   5.768% due 11/13/01(d)                                   10,000       10,005
   5.738% due 06/27/02(d)                                   11,450       11,434
   5.781% due 08/15/02(d)                                   11,500       11,522
   5.813% due 11/12/02(d)                                   30,000       29,994
   8.000% due 02/01/03                                         250          273
   7.125% due 09/01/05                                         100          107
Comerica, Inc.
   7.250% due 06/15/07                                         200          221
Commercial Credit Co.
   6.750% due 05/15/00                                         100          102
   6.000% due 06/15/00                                         300          304
   5.550% due 02/15/01                                         300          303
   8.250% due 11/01/01                                       2,500        2,718
   7.750% due 03/01/05                                          50           56
Dean Witter Discover
   5.592% due 03/02/99(d)                                      100          100
   6.750% due 08/15/00                                         100          103
Deutsche Bank Financial
   7.500% due 04/25/09                                       3,000        3,406
Donaldson, Lufkin & Jenrette
   5.938% due 09/18/02(d)                                   13,600       13,621
   6.170% due 07/15/03                                      20,000       20,234
Dow Capital BV
   7.125% due 01/15/03                                         100          107
Edison Funding
   6.400% due 12/17/98                                      27,000       27,216
   6.000% due 12/20/99                                       5,000        5,061
Exxon Capital Corp.
   7.450% due 12/15/01                                         250          268
First Chicago
   5.918% due 02/10/00(d)                                   20,000       20,066
   5.768% due 03/11/02(d)                                   10,000       10,056
First Chicago Corp.
   5.828% due 02/18/03(d)                                   10,000        9,931
   5.813% due 07/28/03(d)                                       50           50
First Interstate Bancorp
   8.875% due 01/01/09(j)                                      192          203
First Union Corp.
   6.375% due 01/15/09                                         500          521
Fleet Financial Group
   9.900% due 06/15/01                                         200          223
Ford Holdings, Inc.
   9.250% due 03/01/00                                       9,190        9,686
Ford Motor Credit Corp.
   5.480% due 11/09/98(d)                                   17,580       17,583
   8.000% due 01/15/99                                         500          504
   5.330% due 03/23/99(d)                                    4,600        4,597
   5.340% due 03/30/99(d)                                   18,000       17,982
   5.293% due 04/05/99(d)                                    5,000        4,987
   8.875% due 06/15/99                                         100          102
   7.750% due 10/01/99                                          35           36
   8.375% due 01/15/00                                         195          202
   6.950% due 05/15/00                                       8,450        8,700
   5.400% due 08/14/00(d)                                   75,800       75,943
   6.850% due 08/15/00                                       1,500        1,541
   7.020% due 10/10/00                                      70,000       72,661
   6.250% due 11/08/00                                         750          765
   5.907% due 03/05/01(d)                                    5,000        5,020
   5.803% due 04/10/01(d)                                   10,850       10,851
   7.020% due 06/07/01                                       1,000        1,047
   5.690% due 07/13/01(d)                                   34,000       34,202
   5.788% due 08/27/01(d)                                   17,000       16,989
   5.828% due 09/03/01(d)                                   11,000       11,019
   7.000% due 09/25/01                                       1,125        1,179
   5.776% due 10/15/01(d)                                   10,000       10,013
   5.813% due 01/17/02(d)                                   53,945       53,720
   8.200% due 02/15/02                                      11,600       12,613
   6.500% due 02/28/02                                       1,560        1,615
   5.847% due 04/29/02(d)                                   42,000       42,012
   7.320% due 05/23/02                                      14,000       14,158
   5.838% due 06/04/02(d)                                    2,000        2,006
   5.838% due 10/15/02(d)                                    4,000        4,004
   7.750% due 11/15/02                                       5,000        5,436
   5.828% due 02/03/03(d)                                   30,000       30,058
   5.788% due 02/13/03(d)                                  100,000      100,181
   5.813% due 02/13/03(d)                                  190,985      191,316
   6.125% due 04/28/03                                         580          598
   6.625% due 06/30/03                                         575          605
   5.888% due 06/02/04(d)                                    1,500        1,504
   8.250% due 02/23/05                                       2,500        2,872
   5.875% due 04/28/05(d)                                   50,000       49,972
   6.125% due 01/09/06                                          25           26
   7.700% due 05/15/97                                         450          519
Fuji Bank
   9.870% due 12/31/49(d)                                   10,000        4,445
General Electric Capital Corp.
   5.980% due 03/19/99                                       1,500        1,505
   8.375% due 03/01/01                                         665          716
   5.500% due 11/01/01                                          50           50
   8.300% due 09/20/09                                         150          184
   7.100% due 08/13/12                                          35           41
General Motors Acceptance Corp.
   5.330% due 03/16/99(d)                                   13,000       13,029
   8.625% due 06/15/99                                         650          664
   6.625% due 07/07/99                                      10,000       10,083
   7.375% due 09/09/99                                       1,000        1,016
   6.150% due 09/20/99                                      20,300       20,480
   8.000% due 10/01/99                                      28,850       29,565
   6.050% due 10/04/99                                       2,550        2,572
   6.375% due 10/12/99                                       2,000        2,016
   8.400% due 10/15/99                                         360          371
   6.250% due 10/18/99                                       1,000        1,007
   8.170% due 01/02/00                                       1,244        1,282
   8.625% due 01/10/00                                       5,000        5,191
   6.500% due 01/17/00                                      46,110       46,612
   7.000% due 03/01/00                                         100          102
   7.875% due 03/15/00                                       5,650        5,841
   6.650% due 05/05/00                                       6,500        6,624
   6.875% due 06/01/00                                      10,250       10,493
   7.500% due 06/09/00                                       1,000        1,040
   5.500% due 01/16/01                                      15,000       15,069
   8.625% due 01/18/01                                      15,000       16,066
   8.500% due 01/19/01                                       3,675        3,946
   5.800% due 04/09/01                                       8,340        8,440
   6.800% due 04/17/01                                       4,800        4,993
   5.950% due 04/20/01                                      22,150       22,496
   6.700% due 04/30/01                                       3,000        3,101
   7.125% due 05/01/01                                      44,095       46,020
   6.750% due 06/05/01                                         880          912
   5.708% due 10/22/01(d)                                   25,000       24,971
   9.625% due 12/15/01                                         300          338
   5.772% due 01/08/02(d)                                    3,000        3,000
   6.625% due 01/10/02                                         500          522
   6.750% due 02/07/02                                       1,590        1,660
   5.813% due 04/29/02(d)                                  168,184      168,204
   7.000% due 09/15/02                                         250          265
   6.625% due 10/01/02                                       5,000        5,262
   5.788% due 11/12/02(d)                                   10,200       10,188
   5.875% due 01/22/03                                      30,500       31,110
   6.750% due 03/15/03                                      40,125       42,477
   7.125% due 05/01/03                                      36,000       38,577
   5.788% due 08/18/03(d)                                   31,990       31,997
   5.550% due 09/15/03                                      32,000       32,243
   6.625% due 10/20/03                                       2,000        2,109
   8.950% due 07/02/09                                      21,500       24,258


                                                      See accompanying note  43

Total Return Fund
September 30, 1998 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Goldman Sachs & Co.
   5.748% due 07/31/00(d)                               $   26,000    $  26,016
   5.845% due 11/21/00(d)                                   10,000        9,979
   5.909% due 11/24/00(d)                                  108,000      108,304
   6.200% due 12/15/00                                       6,500        6,686
   5.791% due 12/22/00(d)                                   17,000       17,085
   5.844% due 01/09/01(d)                                  105,000      104,789
   5.867% due 01/25/01(d)                                   77,000       77,048
   5.994% due 04/16/01(d)                                   18,000       18,020
   5.958% due 12/07/01(d)                                   25,000       25,071
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/07(j)                                   10,361       10,425
Great Western Bank
   8.625% due 12/01/98                                       6,000        6,029
Hartford Life
   7.650% due 06/15/27                                      15,000       16,310
Heller Financial, Inc.
   6.250% due 01/15/99                                     200,000      200,414
   5.769% due 02/05/99(d)                                   50,000       50,050
   5.749% due 02/26/99(d)                                   10,000       10,013
   5.796% due 04/01/99(d)                                   19,000       19,027
   5.938% due 04/27/99(d)                                   20,000       20,047
   5.763% due 09/03/99(d)                                    4,000        4,008
   6.405% due 10/15/99                                      10,000       10,130
   5.808% due 12/01/99(d)                                   25,000       25,106
   6.520% due 12/06/99                                       8,750        8,915
   5.625% due 03/15/00                                         200          200
   6.500% due 05/15/00                                      12,000       12,218
   5.907% due 07/07/00(d)                                   60,000       60,035
   5.829% due 08/25/00(d)                                    7,600        7,633
   5.830% due 09/25/00(d)                                   13,500       13,517
Hitachi Credit America
   5.813% due 05/15/00                                      25,000       25,048
   5.969% due 07/07/00(d)                                   40,000       40,071
Household Bank
   5.847% due 09/26/01(d)                                    9,000        9,011
   5.875% due 10/22/03(d)                                   15,000       14,908
Household Capital Trust
   6.038% due 06/26/04(d)                                    3,075        3,064
Household Finance Corp.
   6.580% due 05/17/99                                         165          166
   5.869% due 11/01/01(d)                                    5,000        5,001
   5.816% due 05/07/02(d)                                   40,850       40,493
   5.938% due 06/24/03(d)                                   35,000       35,072
   5.948% due 06/24/03(d)                                   31,000       31,063
Inter-American Development Bank
   8.875% due 06/01/09                                         200          259
International Lease Finance
   5.750% due 12/15/99                                          50           50
   7.000% due 05/15/00                                         500          513
   6.420% due 09/11/00                                         500          513
   5.930% due 07/15/03                                      14,000       14,365
J.P. Morgan & Co.
   6.250% due 12/15/05                                         200          203
Kimco Realty Corp.
   6.500% due 10/01/03                                         200          207
Korea Development Bank
   5.875% due 12/01/98                                          60           60
   6.750% due 12/01/05                                          55           38
   7.250% due 05/15/06                                          50           38
Korean Export-Import Bank
   6.500% due 10/06/99                                       7,000        6,622
LB Rheinland - PFALZ
   5.000% due 02/23/28(d)                                    3,400        3,555
Lehman Brothers, Inc.
   5.750% due 11/15/98                                       2,000        1,998
   5.570% due 01/12/99(d)                                      600          600
   7.410% due 05/25/99                                         500          503
   5.040% due 09/01/99(d)                                   10,000       10,000
   7.140% due 09/24/99                                      11,900       11,938
   7.110% due 09/27/99                                          20           20
   6.710% due 10/12/99                                       3,000        2,997
   5.894% due 01/18/00(d)                                   55,000       54,610
   6.150% due 03/15/00                                       7,700        7,635
   6.007% due 04/03/00(d)                                   30,000       30,023
   6.525% due 07/27/00(d)                                    8,000        7,949
   5.540% due 08/11/00(d)                                   30,000       29,264
   6.106% due 09/26/00(d)                                    5,000        5,011
   6.066% due 11/06/00(d)                                   18,610       18,641
   6.277% due 12/01/00(d)                                      500          503
   5.877% due 02/27/01(d)                                   49,000       47,371
   5.893% due 06/01/01(d)                                  100,000       96,035
   6.461% due 08/28/02(d)                                    6,500        6,486
   5.987% due 09/03/02(d)                                   14,000       14,028
Marine Midland Bank
   5.813% due 12/20/00(d)                                    3,700        3,739
MBNA Corp.
   6.088% due 12/01/99(d)                                   66,900       67,034
Mellon Bank Corp.
   6.500% due 08/01/05                                          75           79
Merrill Lynch & Co.
   6.375% due 03/30/99                                         400          402
   8.250% due 11/15/99                                         250          258
   5.758% due 04/17/00(d)                                    5,000        4,999
   6.620% due 06/06/00                                         500          510
   6.450% due 06/20/00                                         350          357
   6.019% due 08/03/00(d)                                    5,000        5,020
   5.738% due 09/25/00(d)                                    5,000        4,986
   5.757% due 10/03/00(d)                                   20,000       19,988
   5.800% due 12/05/00(d)                                   89,000       89,127
   6.500% due 04/01/01                                         400          412
   5.798% due 05/08/01                                      54,900       54,755
   5.888% due 05/30/01(d)                                    3,800        3,810
   5.758% due 06/04/01(d)                                   30,000       30,053
   5.758% due 11/01/01(d)                                   30,000       30,021
   5.768% due 11/09/01(d)                                   10,000        9,967
   5.756% due 01/15/02(d)                                   17,000       16,932
   8.300% due 11/01/02                                         200          222
   6.875% due 03/01/03                                         140          149
   5.838% due 06/24/03(d)                                   22,000       22,066
   5.849% due 10/01/03(d)                                    5,000        5,008
   7.000% due 03/15/06                                       1,500        1,617
   7.000% due 04/27/08                                         100          109
MIC Financing Trust
   8.375% due 02/01/27                                      36,000       39,101
Morgan Stanley Group, Inc.
   6.375% due 12/15/03                                         150          157
Morgan Stanley, Dean Witter, Discover and Co.
   5.983% due 04/16/01(d)                                   25,000       25,029
   5.838% due 12/19/01(d)                                   14,700       14,723
   5.875% due 03/11/03(d)                                   10,000       10,004
Nacional Financiera
   8.000% due 06/19/00                                       4,500        4,230
NationsBank Corp.
   6.750% due 02/26/01                                         500          518
   7.000% due 09/15/01                                       1,500        1,568
   5.838% due 06/17/02(d)                                   10,000        9,961
NCNB Corp.
   7.750% due 08/01/02                                         796          797
Norwest Corp.
   5.750% due 11/16/98                                         300          300
   5.625% due 02/05/01                                         400          404
Norwest Financial, Inc.
   8.375% due 01/15/00                                         125          126
   7.000% due 01/15/03                                         300          320
   6.000% due 02/01/04                                          50           52
Okobank
   6.049% due 05/23/06(d)                                   10,000        9,954
Paccar Financial Corp.
   6.740% due 09/15/00                                         250          258
PaineWebber
   5.987% due 10/04/99(d)                                    4,000        4,008
   6.950% due 03/31/00                                         120          123
   7.000% due 03/01/00                                         200          204
   6.538% due 05/09/00(d)                                    5,000        5,027
   5.938% due 02/18/02(d)                                    5,000        5,007
   6.058% due 05/20/02(d)                                    1,000        1,002
Pitney Bowes Credit Corp.
   6.540% due 07/15/99                                         400          404


44  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

PNC Bank Corp.
   5.606% due 06/01/00(d)                               $  217,000   $  217,014
   5.694% due 01/24/02(d)                                   49,000       48,933
   5.719% due 08/15/02(d)                                    5,000        5,005
PNC Funding Corp.
   6.875% due 03/01/03                                         100          106
Popular, Inc.
   6.715% due 06/06/00                                      20,000       20,391
Prudential Insurance Co.
   6.375% due 07/23/06                                      15,000       15,585
Reliance Group Holdings
   9.000% due 11/15/00                                      19,000       19,595
   9.750% due 11/15/03                                      10,000       10,350
Residential Reinsurance
   9.848% due 06/01/99(d)                                   34,500       34,338
Salomon, Inc.
   5.250% due 10/15/98                                         400          400
   5.975% due 11/19/98(d)                                    3,000        3,003
   6.220% due 11/19/98                                      37,455       37,481
   6.554% due 02/12/99(d)                                    1,000        1,002
   8.690% due 03/01/99                                       2,270        2,299
   5.582% due 04/05/99(d)                                    5,500        5,503
   7.000% due 05/15/99                                      26,090       26,386
   5.540% due 06/24/99(d)                                    9,000        8,974
   7.590% due 01/28/00                                         150          154
   6.500% due 03/01/00                                      18,350       18,633
   6.625% due 11/30/00                                         235          242
   6.650% due 07/15/01                                         600          621
   7.000% due 03/04/02                                       5,000        5,270
   6.025% due 05/16/02(d)                                   19,000       19,042
Salomon, Smith Barney Holdings
   7.980% due 03/01/00                                      12,000       12,382
   5.875% due 02/01/01                                       4,000        4,032
   3.650% due 02/14/02(h)                                   17,492       17,000
Sears Roebuck Acceptance
   6.000% due 03/20/03                                     130,000      133,446
Security Pacific Corp.
   6.000% due 05/01/00                                         600          606
   11.500% due 11/15/00                                      4,000        4,482
Signet Bank Corp.
   9.625% due 06/01/99                                       6,500        6,669
Smith Barney Holdings
   6.625% due 06/01/00                                          95           97
Societe Generale
   7.400% due 06/01/06                                       1,500        1,613
Sparbanken Sverige AB
   7.531% due 10/29/49(d)                                   12,670       12,738
Sumitomo
   9.400% due 12/29/49(d)                                   18,250       15,357
Swedbank
   7.664% due 10/29/49(d)                                   12,000       12,161
Textron Financial Corp.
   5.788% due 11/24/99(d)                                   10,000       10,011
Tokai Capital Corp.
   9.980% due 12/29/49(d)                                   20,250       15,263
Toyota Motor Credit Corp.
   5.388% due 02/15/02(h)                                   40,000       38,954
Transamerica Financial
   5.234% due 04/20/99(d)                                      500          500
   7.400% due 07/29/99                                       2,000        2,035
Trinet Corp. Realty Trust
   6.750% due 03/01/03                                          45           46
Trizec Finance Limited
   10.875% due 10/15/05                                      2,489        2,651
U.S. Bancorp
   5.782% due 01/16/02(d)                                   49,000       48,998
Wachovia Bank
   6.700% due 04/14/99                                         500          503
Wachovia Corp.
   7.000% due 12/15/99                                         100          102
Wells Fargo & Co.
   8.750% due 05/01/02                                         100          111
Westdeutsche
   6.750% due 06/15/05                                       4,000        4,363
World Savings & Loan
   9.900% due 07/01/00                                         250          255
Xerox Corp.
   7.010% due 04/30/99                                         120          121
                                                                     -----------
                                                                      6,051,497
                                                                     ===========
Industrials 8.5%
Albertson's, Inc.
   6.375% due 06/01/00                                         150          153
American Home Products Corp.
   7.700% due 02/15/00                                         300          311
Amerigas Partners LP
  10.125% due 04/15/07                                       1,730        1,702
AMR Corp.
   8.050% due 03/05/99                                       4,000        4,042
   9.750% due 03/15/00                                      10,760       11,442
  10.610% due 01/11/01                                       4,000        4,460
  10.570% due 01/15/01                                       3,000        3,330
  10.590% due 01/31/01                                       3,000        3,337
  10.000% due 02/01/01                                       2,000        2,190
   9.400% due 05/08/01                                       3,000        3,304
   9.500% due 05/15/01                                       2,250        2,489
   9.130% due 10/25/01                                       2,000        2,200
   8.470% due 02/20/02                                       2,000        2,200
   8.500% due 02/26/02                                       1,000        1,101
  10.210% due 01/01/10                                       6,500        8,323
Baxter International
   9.500% due 06/15/08                                         200          258
Bellat Racers
   5.969% due 04/01/03(d)                                   20,000       20,000
BOC Group PLC
   5.875% due 01/29/01                                         250          255
Boeing Co.
   8.375% due 02/15/01                                         150          161
   6.350% due 06/15/03                                         500          529
Boise Cascade Co.
   9.900% due 03/15/00                                         275          287
Building Materials Corp.
   0.000% due 07/01/04(i)                                   20,320       20,218
Canadian Pacific Limited
   9.450% due 08/01/21                                       2,750        3,680
Casino Magic Financial
   11.500% due 10/15/01                                      9,260        9,376
CBS, Inc.
   7.625% due 01/01/02                                         100          104
Cemex SA
   10.750% due 11/05/99                                      1,000          977
   10.750% due 07/15/00                                      5,000        4,806
   8.500% due 08/31/00                                      10,000        9,486
Centerior Fuel Corp.
   9.540% due 08/02/99(j)                                   10,000       10,416
   9.750% due 08/02/00(j)                                    8,000        8,665
Century Communications Corp.
   9.500% due 08/15/00                                       6,000        6,240
   0.000% due 03/15/03                                      10,515        7,453
CF Cable TV, Inc.
   9.125% due 07/15/07                                       1,600        1,801
Circus Circus Enterprises
   6.750% due 07/15/03                                       4,500        4,264
Coca-Cola Co.
   6.375% due 08/01/01                                         200          206
   7.875% due 02/01/02                                         600          650
Coltec Industries Rights
   7.500% due 04/15/08                                       4,400        4,186
Columbia HCA Healthcare
   8.020% due 08/05/02                                       3,880        3,921
   8.130% due 08/04/03                                       7,000        7,158
Continental Cablevision
   11.000% due 06/01/07                                      4,536        4,925
CSC Holdings, Inc
   7.625% due 07/15/18                                      20,000       19,463
Cumberland Farms
   10.500% due 10/01/03                                      3,000        2,955
Dayton Hudson Corp.
   10.000% due 12/01/00                                      1,000        1,098


                                                      See accompanying notes  45

Total Return Fund
September 30, 1998 (Unaudited)                         Principal
                                                          Amount          Value
                                                          (000s)         (000s)
================================================================================
Delta Air Lines
   10.140% due 08/14/12                                $   1,000      $   1,331
Disney (Walt) Co.
   6.375% due 03/30/01                                       250            260
   6.750% due 03/30/06                                       100            110
E.I. Du Pont de Nemours
   9.150% due 04/15/00                                       100            106
   6.000% due 12/01/01                                       200            200
Eli Lilly & Co.
   8.125% due 02/07/00                                       387            402
Enron Corp.
   5.849% due 11/18/99(d)                                 35,000         35,036
Federal-Mogul Corp.
   7.880% due 12/31/05                                     3,886          3,878
   7.940% due 12/31/05                                     1,139          1,137
Ford Motor Co.
   9.000% due 09/15/01                                       880            975
   6.625% due 10/01/28                                   108,000        107,460
Fortune Brands
   8.500% due 10/01/03                                       500            578
Fred Meyer, Inc.
   7.150% due 03/01/03                                     6,000          6,002
   7.375% due 03/01/05                                    39,325         41,586
General Motors Acceptance Corp.
   9.625% due 12/01/00                                       225            246
   7.100% due 03/15/06                                       250            275
Gillette Co.
   5.750% due 10/15/05                                     1,500          1,549
Gulf Canada Resources
   9.250% due 01/15/04                                     7,250          7,408
   9.625% due 07/01/05                                     2,000          2,025
H.J. Heinz Co.
   7.500% due 04/26/00                                       150            156
Harris Chemical
  10.250% due 07/15/01                                    22,975         23,521
  10.750% due 10/15/03                                    42,420         44,117
Hollinger International Publishing
   9.250% due 02/01/06                                     3,000          3,098
IBM Corp.
   5.732% due 11/01/99(d)                                 35,000         34,956
   7.250% due 11/01/02                                       100            109
   7.125% due 12/01/96                                     2,500          2,826
Imperial Chemical
   5.750% due 12/05/98(d)                                118,000        118,006
   5.750% due 03/05/99(d)                                 98,700         98,896
INDSPEC Chemical Corp.
   0.000% due 12/01/03(i)                                  5,500          5,693
Ingersoll-Rand Co.
   6.255% due 02/15/01                                       295            303
Intermedia Communications, Inc.
   0.000% due 05/15/06(i)                                  2,500          2,075
ISP Holdings, Inc.
   9.750% due 02/15/02                                     4,500          4,770
   9.000% due 10/15/03                                     5,000          5,213
ITT Corp.
   6.250% due 11/15/00                                        70             69
K-III Communications Co.
   8.500% due 02/01/06                                     4,000          4,060
Kellogg
   5.750% due 02/02/01                                    74,850         76,144
Langdell
   9.978% due 07/30/99(d)                                  9,800          9,751
Lenfest Communications
   8.375% due 11/01/05                                     5,000          5,263
Loyola University of Chicago
   6.030% due 06/15/00(d)                                 16,100         16,489
Mallinckrodt, Inc.
   6.300% due 03/15/11(d)                                 10,000         10,244
Mazda Manufacturing Corp.
  10.500% due 07/01/08(j)                                  1,980          2,648
Mobil Corp.
   8.375% due 02/12/01                                        40             43
Nabisco, Inc.
   6.800% due 09/01/01                                     3,000          3,060
   6.125% due 02/01/33                                    15,000         15,211
New York Times Co.
   7.625% due 03/15/05                                     1,000          1,136
News America Holdings Corp.
   8.625% due 02/01/03                                       750            833
News Corp Limited
   0.000% due 06/15/99(i)                                    900            845
Nike, Inc.
   6.510% due 06/16/00                                     1,000          1,031
Noranda, Inc.
   7.000% due 07/15/05                                     1,800          1,874
Owens Corning
   7.000% due 05/15/00                                       200            205
Pennzoil Co.
   9.625% due 11/15/98                                     5,000          5,193
Pepsico, Inc.
   7.750% due 10/01/98                                       800            800
   7.625% due 11/01/98                                     1,500          1,502
Petroleos Mexicanos
  11.157% due 07/15/05(d)                                 16,000         13,960
Philip Morris Cos., Inc.
   7.375% due 02/15/99                                       115            116
   8.625% due 03/01/99                                       200            203
   6.150% due 03/15/00                                    20,000         20,269
   7.250% due 09/15/01                                        70             74
   7.500% due 01/15/02                                        50             53
   6.800% due 12/01/03                                    48,345         51,321
   7.000% due 07/15/05                                     1,125          1,205
   7.200% due 02/01/07                                    32,000         35,050
Procter & Gamble Co.
   5.250% due 09/15/03                                    35,000         35,610
Racers
   6.156% due 01/11/99(d)                                 79,000         78,951
   7.709% due 04/28/03(d)                                 30,000         25,350
RJR Nabisco
   8.000% due 01/15/00                                     6,777          6,810
   7.625% due 09/01/00                                     6,000          6,246
   8.000% due 07/15/01                                    35,630         36,426
   8.625% due 12/01/02                                     4,370          4,574
   7.625% due 09/15/03                                     9,000          8,938
   8.750% due 04/15/04                                    23,800         24,495
   8.250% due 07/01/04                                     2,000          1,917
   8.750% due 07/15/07                                    25,000         25,476
Rogers Cablesystems, Inc.
  10.000% due 12/01/07                                     5,000          5,525
Rogers Cantel Mobile
   9.375% due 06/01/08                                     2,750          2,805
Saferco
   9.460% due 05/31/99(j)                                  1,000          1,027
   9.630% due 05/31/00(j)                                  6,500          6,983
   9.590% due 05/31/01(j)                                  3,000          3,353
Sara Lee Corp.
   6.300% due 11/07/05                                       500            535
Sears Roebuck & Co.
   7.960% due 02/18/99                                       500            504
   5.820% due 02/22/99                                       125            125
   6.800% due 05/07/01                                       500            517
   6.790% due 05/21/01                                       500            520
   9.400% due 08/02/01(j)                                    250            277
Sears Roebuck Acceptance
   5.856% due 06/27/00(d)                                  5,000          5,006
   7.110% due 06/19/01                                     1,000          1,044
   6.120% due 12/13/01                                       260            267
   6.950% due 05/15/02                                       300            315
   7.140% due 05/02/03                                     5,000          5,348
   6.560% due 11/20/03                                     1,178          1,237
   6.700% due 11/15/06                                       500            530
Shell Oil Co.
   7.250% due 02/15/02                                        50             50
Smithfield Foods
   7.625% due 02/15/08                                     2,000          1,970


46   See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Smithkline Beecham
   7.375% due 04/15/05                                 $       150   $      169
Stone Container Corp.
  11.875% due 12/01/98                                       4,074        4,074
SUPERVALU, Inc.
   6.500% due 10/06/00                                         140          145
TCI Communications, Inc.
   7.250% due 06/15/99(d)                                    1,100        1,116
   6.375% due 09/15/99                                      39,175       39,501
   6.090% due 02/02/00(d)                                   50,000       50,051
   5.945% due 09/11/00(d)                                   47,000       46,924
   6.656% due 12/20/00(d)                                   10,000       10,026
   6.375% due 05/01/03                                       3,200        3,343
Telecommunications, Inc.
   7.375% due 02/15/00                                      12,000       12,343
   8.250% due 01/15/03                                      43,125       48,008
Telewest Communications
   9.625% due 10/01/06                                       5,000        5,050
Tenet Healthcare Corp.
   7.625% due 06/01/08                                      27,000       28,013
Time Warner, Inc.
   6.100% due 12/30/01                                       1,375        1,410
   7.975% due 08/15/04                                      31,803       35,654
   8.110% due 08/15/06                                      80,929       93,201
   8.180% due 08/15/07                                       2,400        2,810
   7.250% due 09/01/08                                         125          139
Transamerica Corp.
   6.750% due 11/15/06                                         500          534
Union Pacific Corp.
   5.945% due 05/22/00(d)                                   60,000       59,963
United Airlines
   9.000% due 12/15/03                                       1,000        1,156
USA Waste Services, Inc.
   6.125% due 07/15/01                                      22,000       22,507
USX Corp.
   9.800% due 07/01/01                                         300          334
Wal-Mart Stores, Inc.
   9.100% due 07/15/00                                         100          107
   8.625% due 04/01/01                                       1,050        1,144
Westvaco Corp.
   9.650% due 03/01/02                                         150          172
Williams Co.
   5.909% due 01/30/00(d)                                   23,000       23,051
WMX Technologies
   6.000% due 11/02/98                                      19,800       19,808
   6.700% due 05/01/01                                      10,000       10,323
   7.000% due 10/15/06                                         500          543
World Color Press, Inc.
   9.125% due 03/15/03                                       5,000        5,025
WorldCom, Inc.
   9.375% due 01/15/04                                      37,132       43,462
Xerox Corp.
   7.040% due 04/30/99                                         770          777
   6.500% due 06/29/00                                         280          287
   5.750% due 07/21/00                                         500          508
   7.410% due 05/15/01                                       1,000        1,054
                                                                     ----------
                                                                      1,902,540
                                                                     ==========
Utilities 4.1%
AES Corp.
  10.250% due 07/15/06                                       4,500        4,680
Appalachian Power Co.
   6.350% due 03/01/00                                         500          509
AT&T Corp.
   7.125% due 01/15/02                                          75           80
   7.000% due 05/15/05                                         200          220
Baltimore Gas & Electric
   6.125% due 07/01/03                                         150          156
Beaver Valley Funding Corp.
   8.250% due 06/01/03                                         825          859
BellSouth Telecommunications, Inc.
   7.500% due 06/15/33                                         185          206
Bridas Corp.
  10.250% due 12/07/98                                         430          433
California Energy
   9.875% due 06/30/03                                      14,000       15,474
  10.250% due 01/15/04                                      39,985       42,484
   9.500% due 09/15/06                                      10,040       11,144
Calpine Corp.
   9.250% due 02/01/04                                       4,150        4,171
   7.875% due 04/01/08                                       2,500        2,413
Central Maine Power Co.
   6.250% due 11/01/98                                       1,000        1,000
   6.350% due 09/20/99                                      30,000       30,116
Chesapeake & Potomac Telephone
   8.000% due 10/15/29                                       1,125        1,420
Cleveland Electric Illuminating Co.
   8.150% due 11/30/98                                       7,500        7,527
   7.850% due 11/01/99                                       6,000        6,132
   9.500% due 05/15/05                                      13,000       14,365
Cleveland Electric/Toledo Edison
   7.190% due 07/01/00                                      20,400       20,897
CMS Energy
   7.375% due 11/15/00                                      57,535       58,024
   7.000% due 01/15/05                                      18,000       18,130
Coastal Corp.
   8.750% due 05/15/99                                       4,300        4,377
Commonwealth Edison
   6.500% due 04/15/00                                       6,185        6,298
   5.560% due 06/15/02(d)                                    1,000        1,001
   8.000% due 10/15/03                                       7,550        7,654
   8.125% due 01/15/07                                      10,000       10,225
   9.875% due 06/15/20                                      11,700       14,234
Connecticut Light & Power
   7.250% due 07/01/99                                       4,485        4,486
   5.750% due 07/01/00                                       2,000        2,000
   7.750% due 06/01/02                                       5,000        5,248
   8.590% due 06/05/03                                      22,000       23,272
Consolidated Edison
   7.600% due 01/15/00                                         100          103
   5.788% due 12/15/01(d)                                   10,000        9,993
Consolidated Natural Gas Co.
   5.875% due 10/01/98                                         500          500
Detroit Edison Co.
   6.450% due 04/01/99                                      10,500       10,509
Duke Energy Corp.
   8.000% due 11/01/99                                          40           41
   7.000% due 06/01/00                                         700          722
   6.750% due 08/01/25                                          25           25
Eastern Edison Co.
   7.780% due 07/30/02                                       9,000        9,784
El Paso Electric Co.
   7.250% due 02/01/99                                      10,956       11,001
First PV Funding
  10.150% due 01/15/16                                       2,773        2,931
Gulf States Utilities
   7.250% due 03/01/99                                       6,200        6,226
Illinois Power
   6.500% due 09/01/99                                      12,050       12,162
Korea Electric Power
   6.375% due 12/01/03                                         170          121
Long Island Lighting Co.
   7.300% due 07/15/99                                      76,085       77,221
   6.250% due 07/15/01                                      13,645       14,089
   8.900% due 07/15/19                                      46,000       48,804
   9.000% due 11/01/22                                      15,000       17,633
Louisiana Power & Light Co.
   7.740% due 07/01/02                                       1,900        1,940
MCI Communications Corp.
   6.250% due 03/23/99                                         600          602
   6.125% due 04/15/02                                       1,250        1,293
National Power Corp.
   9.625% due 05/15/28                                      16,000       10,272
National Rural Utilities Cooperative
   6.250% due 04/15/03                                      50,000       51,748
New Jersey Bell Telephone
   7.850% due 11/15/29                                          70           88



                                                 See accompanying notes      47

Total Return Fund
September 30, 1998 (Unaudited)                        Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
New York Telephone Co.
   6.250% due 02/15/04                              $       150    $        158
Niagara Mohawk Power
   7.000% due 10/01/00                                   25,000          25,307
   7.125% due 07/01/01                                   27,250          27,688
   7.250% due 10/01/02                                   10,000          10,199
   7.375% due 07/01/03                                   31,000          32,151
   7.750% due 10/01/08                                   25,200          26,925
North Atlantic Energy
   9.050% due 06/01/02                                    4,542           4,813
Northern Illinois Gas Co.
   6.450% due 08/01/01                                    1,450           1,487
Ohio Edison
   6.875% due 09/15/99                                    5,750           5,813
Pacific Gas & Electric Co.
   7.670% due 12/15/98                                      208             209
   6.750% due 12/01/00                                      709             709
Pacific Northwest Bell
   4.375% due 09/01/02                                       50              49
Pennsylvania Power & Light
   6.000% due 06/01/00                                      500             507
Philadelphia Electric
   7.500% due 01/15/99                                    5,000           5,028
   5.625% due 11/01/01                                   17,000          17,262
Public Service Electric & Gas
   8.750% due 07/01/99                                       90              92
   7.625% due 02/01/00                                      150             154
   6.500% due 06/01/00                                      500             510
   6.125% due 08/01/02                                    1,000           1,040
Queststar Pipeline
   9.375% due 06/01/21                                      200             238
Southwestern Bell Telephone Co.
   6.125% due 03/01/00                                       50              51
Sprint Corp.
   8.125% due 07/15/02                                   10,378          11,509
System Energy Resources
   7.380% due 10/01/00                                    5,000           5,165
   7.710% due 08/01/01                                   14,850          15,708
Tennessee Valley Authority
   0.000% due 04/15/42(i)                                   855             373
Texas Utilities Co.
   6.250% due 01/31/00                                    6,000           6,073
   6.270% due 02/01/00                                   11,000          11,164
   5.958% due 04/24/00(d)                                44,000          44,024
Texas-New Mexico Power
  10.750% due 09/15/03                                    4,950           5,395
Toledo Edison Co.
   8.180% due 07/30/02                                    1,400           1,519
   8.700% due 09/01/02                                   10,000          10,927
   7.850% due 03/31/03                                    7,000           7,582
   7.875% due 08/01/04                                      500             543
Tuscon Electric Power
   8.500% due 10/01/09                                    1,000           1,032
U.S. West Communications, Inc.
   6.625% due 09/15/05                                      300             322
   6.125% due 11/15/05                                      400             418
United Air Lines
  10.670% due 05/01/04                                    2,050           2,558
Western Massachusetts Electric
   6.875% due 01/01/00                                      700             708
   7.375% due 07/01/01                                    7,000           7,219
Western Resources, Inc.
   6.250% due 08/15/03                                    8,500           8,786
Wilmington Trust Co. - Tucson Electric
  10.732% due 01/01/13(j)                                   991           1,149
WorldCom, Inc.
   6.400% due 08/15/05                                    1,000           1,051
                                                                     -----------
                                                                        910,658
                                                                     -----------
Total Corporate Bonds & Notes                                         8,864,695
                                                                     -----------
(Cost $8,801,014)

 U.S. GOVERNMENT AGENCIES 4.2%

A.I.D. Housing Guarantee - Peru
   9.980% due 08/01/08                                    1,155           1,264
Federal Farm Credit Bank
   5.600% due 05/03/99                                      500             502
Federal Home Loan Bank
   5.540% due 07/15/99                                      295             297
   5.010% due 09/21/00                                      970             977
   5.755% due 03/25/03                                       50              52
   6.500% due 11/29/05                                      100             109
Federal Home Loan Mortgage Corp.
   6.565% due 11/04/02                                    2,000           2,003
   6.170% due 12/11/02                                    2,000           2,005
   7.050% due 06/08/05                                      200             208
   6.780% due 12/07/05                                      100             100
   6.600% due 02/02/06                                      250             251
Federal National Mortgage Assn.
   4.875% due 10/15/98                                      100             100
   5.360% due 02/16/01                                    1,500           1,524
   5.780% due 09/17/03                                      100             100
   6.625% due 03/21/06                                      200             221
   7.040% due 03/27/07                                    1,000           1,031
New York City
   6.008% due 08/01/02(d)                                19,813          19,813
   6.023% due 08/01/02(d)                                15,674          15,634
Resolution Funding
   0.000% due 01/15/07(i)                                   800             544
Student Loan Marketing Assn.
   4.847% due 02/20/00(d)                               134,700         133,595
   5.684% due 06/30/00(d)                                38,700          38,720
   5.877% due 01/25/03(d)                                45,333          45,371
   5.702% due 04/25/04(d)                                25,952          25,952
   5.617% due 10/25/04(d)                                31,806          31,710
   5.637% due 10/25/04(d)                                59,434          59,296
   5.533% due 10/25/05(d)                                13,340          13,277
   5.727% due 10/25/05(d)                                42,545          42,349
   5.650% due 04/25/06(d)                               131,696         131,222
   5.760% due 01/25/07(d)                               133,128         133,278
   5.823% due 04/25/07(d)                               227,480         227,424
                                                                     ----------
 Total U.S. Government Agencies                                         928,929
                                                                     ----------
(Cost $929,121)

 U.S. TREASURY OBLIGATIONS 8.3%

Treasury Inflation Protected Securities
   3.625% due 07/15/02(h)                               666,887         670,013
   3.375% due 01/15/07(h)                                   690             680
   3.625% due 04/15/28(h)                               116,205         115,914
U.S. Treasury Bonds
  11.125% due 08/15/03                                      800           1,033
  11.875% due 11/15/03                                   18,000          24,086
  12.375% due 05/15/04                                    1,000           1,393
  11.625% due 11/15/04                                  270,000         373,360
  12.000% due 08/15/13                                    8,845          13,873
  13.250% due 05/15/14                                    5,000           8,505
  11.750% due 11/15/14                                       40              64
   9.250% due 02/15/16                                       75             111
   8.875% due 02/15/19                                   51,000          74,603
   8.500% due 02/15/20                                    7,142          10,180
   8.125% due 05/15/21                                  225,000         312,117
   8.125% due 08/15/21                                    1,890           2,625
   8.000% due 11/15/21                                   75,555         103,888
   6.750% due 08/15/26                                      510             626
U.S. Treasury Notes
   5.000% due 02/15/99                                    2,000           2,003
   5.875% due 03/31/99                                    2,000           2,013
   6.375% due 07/15/99                                      500             507
   5.625% due 10/31/99                                      170             172
   5.875% due 11/15/99                                    2,000           2,028
   7.875% due 11/15/99                                      125             129
   7.750% due 11/30/99                                    2,000           2,071
   7.750% due 01/31/00                                    2,000           2,083



48  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   5.500% due 04/15/00                              $     2,000     $     2,030
   6.250% due 05/31/00                                      245             252
   6.250% due 08/31/00                                      340             352
   6.125% due 09/30/00                                    2,640           2,728
   5.750% due 10/31/00                                    2,000           2,054
   5.625% due 11/30/00                                    4,500           4,615
   5.250% due 01/31/01                                    4,000           4,078
   5.375% due 02/15/01                                    1,295           1,325
   6.500% due 08/31/01                                    1,300           1,374
   6.375% due 09/30/01                                    2,720           2,870
   6.625% due 03/31/02                                    2,000           2,144
   5.750% due 10/31/02                                    1,750           1,839
   5.750% due 11/30/02                                      100             105
   5.625% due 12/31/02                                  105,100         110,224
   6.500% due 05/15/05                                      950           1,067
   6.500% due 08/15/05                                      685             772
   6.875% due 05/15/06                                      815             942
   6.125% due 08/15/07                                      575             644
U.S. Treasury Strips
   0.000% due 05/15/01                                      390             348
   0.000% due 11/15/08                                    1,630           1,010
   0.000% due 05/15/17                                    1,530             567
   0.000% due 08/15/17                                      650             237
   0.000% due 05/15/18                                    1,310             458
                                                                    ------------
Total U.S. Treasury Obligations                                       1,866,112
(Cost $1,837,645)                                                   ------------

 MORTGAGE-BACKED SECURITIES 56.4%

Collateralized Mortgage Obligations 14.9%
American Southwest Financial
   0.000% due 06/04/13(i)                                64,050          70,896
  12.250% due 11/01/14                                       63              71
  12.500% due 04/01/15                                      559             622
  12.000% due 05/01/15                                    1,031           1,150
  11.400% due 09/01/15                                      773             808
Bear Stearns
   6.438% due 10/25/23(d)                                 6,273           6,279
  10.000% due 08/25/24                                   12,256          13,167
   7.000% due 03/25/27                                    7,000           7,205
Capstead Mortgage Corp.
   8.750% due 07/25/21                                   10,000          10,049
Centex Acceptance Corp.
  11.000% due 11/01/15                                      223             223
Chase Mortgage Financial Corp.
   8.250% due 10/25/10                                    2,032           2,029
   9.500% due 04/25/24                                       26              26
Citicorp Mortgage Securities, Inc.
   9.500% due 09/25/19                                      250             249
   6.000% due 08/25/21                                       52              51
   7.374% due 10/25/22(d)                                17,147          17,672
   7.250% due 02/25/27                                      227             229
CMC Securities Corp.
   6.930% due 09/25/23(d)                                 9,025           9,256
   7.753% due 04/25/25(d)                                   297             298
Collateralized Mortgage Obligation Trust
  10.200% due 02/01/16                                      535             571
   8.000% due 01/01/17                                      215             216
   8.000% due 09/20/21                                    8,431           8,742
Collateralized Mortgage Securities Corp.
  11.880% due 04/01/15                                    1,527           1,554
  11.450% due 09/01/15                                       46              47
  11.450% due 11/01/15(d)                                   251             285
   8.750% due 04/20/19                                      816             859
Countrywide
   6.500% due 07/25/13                                    5,676           5,843
   7.933% due 07/25/24(d)                                12,406          12,584
   6.750% due 11/25/25                                   25,567          25,703
Donaldson, Lufkin & Jenrette
   7.413% due 08/01/21(d)                                 6,242           6,318
   8.006% due 12/25/22(d)                                 3,465           3,595
   8.207% due 03/25/24(d)                                 1,032           1,075
   6.500% due 04/25/24                                       10              10
   7.978% due 05/25/24(d)                                   253             257
Drexel Mortgage Funding
   9.500% due 11/20/17                                    1,439           1,497
   8.600% due 03/01/18                                      492             495
Federal Home Loan Mortgage Corp.
   7.000% due 05/15/99                                       44              44
   6.500% due 03/15/00                                    1,003           1,012
   7.000% due 10/15/03                                    5,432           5,608
   7.500% due 11/01/03                                   12,698          13,027
   5.500% due 11/15/04                                    2,188           2,187
   6.000% due 06/15/05                                   13,709          13,817
   6.500% due 07/25/05                                   24,593          24,627
   6.500% due 07/15/06                                    1,075           1,109
   6.500% due 08/15/06                                      710             732
   6.500% due 05/15/08                                    1,000           1,031
   4.500% due 08/15/08                                      456             454
   6.400% due 10/15/08                                      183              16
   6.000% due 03/15/09                                      265             274
   8.500% due 08/15/13                                    2,000           2,110
   8.500% due 09/15/13                                    5,941           6,268
   7.000% due 04/25/15                                      119             118
  11.000% due 11/30/15                                   11,347          13,389
   6.900% due 03/15/16                                      211             211
   5.400% due 05/25/16                                   70,422          71,193
   7.000% due 06/15/16                                      139             139
   7.000% due 11/15/16                                   13,044          13,214
   6.210% due 08/15/17                                      274             275
   6.350% due 03/25/18                                      200             204
   5.250% due 05/15/18                                      847             846
   6.500% due 12/15/18                                    5,610           5,674
   6.500% due 05/15/19                                      615             627
   5.000% due 08/15/19                                      178             176
   7.000% due 02/15/20                                      151             151
   9.125% due 06/15/20                                    1,120           1,133
   5.250% due 07/15/20                                      770             767
   8.500% due 09/15/20                                    1,527           1,529
   5.500% due 10/15/20                                      200             200
   8.750% due 10/15/20                                       60              60
   9.500% due 11/15/20                                    7,714           8,465
   6.000% due 12/15/20                                      345             348
   8.750% due 12/15/20                                    1,265           1,377
   9.000% due 12/15/20                                    5,283           5,592
   6.500% due 05/15/21                                      189             192
   6.500% due 05/17/21                                      120             119
   8.500% due 06/15/21                                   46,339          48,746
   6.950% due 07/15/21                                      700             723
   8.000% due 07/15/21                                   10,036          10,447
   9.000% due 07/15/21                                    3,012           3,226
   9.500% due 07/15/21                                    3,981           4,123
   6.200% due 08/15/21                                    1,500           1,528
   6.950% due 08/15/21                                      185             196
   7.000% due 08/15/21                                      299             304
   8.000% due 08/15/21                                   23,472          24,275
   6.500% due 09/15/21                                    1,966           1,996
   7.000% due 09/15/21                                      251             258
   8.000% due 09/15/21                                       73              74
   7.000% due 10/15/21                                       25              26
   8.000% due 12/15/21                                   15,692          16,873
   6.850% due 01/15/22                                      700             734
   8.250% due 06/15/22                                    5,000           5,307
   7.000% due 07/15/22                                    8,008           8,320
   7.000% due 07/15/22                                      229             233
   8.500% due 10/15/22                                   13,946          14,610
   6.500% due 07/15/23                                      363             363
   7.000% due 07/15/23                                      235             247
   7.250% due 07/15/23                                       25              25
   7.500% due 01/20/24                                      403             411
   5.000% due 02/15/24                                      116             113
   6.500% due 02/15/24                                       32              32
   7.250% due 08/15/24                                      190             194


                                                     See accompanying notes   49

Total Return Fund
September 30, 1998 (Unaudited)                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
================================================================================

   8.000% due 09/15/24                                  $   16,250   $   17,633
   7.000% due 11/17/25                                          40           41
   7.599% due 10/01/26(d)                                    4,954        5,141
   7.500% due 01/15/27                                      21,685       22,964
   7.500% due 03/17/27                                      20,000       21,600
   7.500% due 06/20/27                                      16,746       18,509
   7.500% due 07/15/27                                         160          161
   6.500% due 08/15/27                                      10,522       10,636
   6.500% due 10/15/27                                      32,300       32,848
   6.500% due 01/25/28                                       8,691        9,276
   6.500% due 04/15/28                                     154,931      157,384
   6.500% due 05/15/28                                      48,000       48,598
   6.500% due 06/15/28                                      47,542       48,539
   6.500% due 06/20/28                                      20,547       20,567
   6.500% due 07/15/28                                      24,471       24,793
   6.500% due 08/15/28                                     222,614      225,680
   7.000% due 11/15/28                                       9,000        9,523
   6.337% due 08/15/32(d)                                   39,807       39,958
Federal Housing Administration
   7.430% due 01/01/24                                       1,058        1,098
Federal National Mortgage Assn.
   9.100% due 02/25/02                                       4,158        4,273
   7.500% due 05/25/05                                       6,700        7,036
   7.000% due 11/25/05                                           9            9
   7.500% due 02/25/06                                         375          389
   6.500% due 05/01/06                                         347          353
   6.500% due 07/25/06                                          75           77
   8.000% due 11/25/06                                          30           31
   6.000% due 07/25/07                                         300          308
   7.652% due 08/25/07(d)                                      105          105
   7.000% due 10/25/07                                         200          210
   7.000% due 02/25/08                                         469          468
  10.500% due 08/25/08                                       7,146        8,521
   6.750% due 11/25/10                                       1,300        1,328
   7.000% due 01/25/11                                         500          510
   7.500% due 01/20/12                                          38           38
   7.500% due 02/17/12                                          34           34
   6.400% due 09/25/14                                          46           46
  10.000% due 12/25/14                                         377          379
   9.670% due 01/25/17                                         281          286
   9.200% due 12/25/17                                         482          486
   7.000% due 01/25/18                                         145          145
   9.300% due 05/25/18                                       1,384        1,474
   6.238% due 06/25/18(d)                                        6            6
   6.500% due 06/25/18                                       8,775        8,790
   9.500% due 06/25/18                                         713          763
   5.500% due 07/25/18                                         178          178
   7.750% due 10/25/18                                          20           20
   9.500% due 11/25/18                                      14,680       15,744
   6.000% due 12/25/18                                          75           76
   6.500% due 03/25/19                                         885          904
   6.250% due 04/18/19                                      18,764       18,819
   9.500% due 06/25/19                                       2,803        3,043
   5.650% due 07/25/19                                       4,659        4,671
   6.350% due 08/25/19                                         435          438
   8.000% due 10/25/19                                      12,929       13,190
   7.500% due 12/25/19                                         147          156
   9.000% due 12/25/19                                      12,076       13,004
   7.500% due 05/25/20                                       6,519        6,731
   6.000% due 06/25/20                                       9,593        9,617
   8.000% due 07/25/20                                          36           36
   7.000% due 09/25/20                                      25,000       25,566
   9.000% due 09/25/20                                       7,343        7,876
   8.000% due 12/25/20                                      22,579       24,230
   8.750% due 01/25/21                                       6,200        6,687
   7.500% due 02/17/21                                         210          212
   7.500% due 02/25/21                                       3,268        3,267
   7.500% due 03/25/21                                      20,919       21,297
   9.000% due 03/25/21                                         983        1,068
   7.000% due 05/25/21                                         300          312
   6.500% due 06/25/21                                       5,184        5,342
   7.500% due 06/25/21                                         320          323
   8.000% due 07/25/21                                      21,183       22,341
   8.500% due 09/25/21                                      11,029       11,715
   7.000% due 10/25/21                                       8,056        8,412
   8.000% due 10/25/21                                     $22,430      $23,593
   6.500% due 11/25/21                                          31           31
   6.000% due 12/25/21                                         129          130
   8.000% due 01/25/22                                      21,700       22,577
   8.000% due 03/25/22                                         292          300
   7.000% due 04/25/22                                      17,091       17,823
  10.000% due 05/01/22                                         272          297
   7.000% due 06/25/22                                       2,307        2,364
   8.000% due 06/25/22                                       3,292        3,677
   7.000% due 07/25/22                                      10,175       10,475
   8.000% due 07/25/22                                      51,814       56,696
   6.500% due 10/25/22                                         313           32
   6.500% due 10/25/22                                       3,556        3,631
   7.800% due 10/25/22                                       5,882        6,173
   6.500% due 12/25/22                                         747          747
   7.000% due 03/25/23                                      25,273       25,617
   6.900% due 05/25/23                                         138          145
   7.000% due 06/25/23                                       4,303        4,272
   6.000% due 08/25/23                                       4,003        4,049
   6.500% due 08/25/23                                          81           82
   1.000% due 09/25/23                                         350          317
   6.750% due 10/25/23                                         519          566
   7.500% due 10/25/23                                         132          134
   6.500% due 11/25/23                                         170          168
   7.250% due 02/25/24                                          50           51
   7.500% due 06/20/24                                         120          124
   7.000% due 02/18/25                                         140          142
   7.000% due 05/25/25                                         520          522
   7.500% due 12/25/25                                         120          123
   7.000% due 02/15/26                                         180          183
   7.000% due 07/18/26                                         210          212
   7.000% due 12/18/26                                      14,066       14,604
   6.000% due 05/17/27                                       5,470        5,295
   7.500% due 08/18/27                                       2,619        2,626
   6.500% due 03/01/28                                         674          685
   6.500% due 07/18/28                                      67,412       69,287
First Commonwealth Savings & Loan
  10.375% due 04/01/05                                          20           21
First Union Residential Securitization, Inc.
   6.750% due 08/25/28                                       9,048        9,204
General Electric Capital Mortgage
   6.750% due 12/25/12                                       6,256        6,353
   6.500% due 09/25/23                                       1,175        1,170
   6.500% due 02/25/24                                          13           13
   6.500% due 03/25/24                                      13,262       13,417
   6.500% due 04/25/24                                      58,591       60,145
   7.500% due 04/25/27                                         213          214
   7.000% due 11/25/27                                      15,000       15,492
   6.550% due 06/25/28                                      23,450       23,858
   6.500% due 10/25/28                                      19,500       19,680
General Motors Acceptance Corp.
   6.700% due 03/15/08                                       1,000        1,062
Government National Mortgage Assn.
   7.500% due 07/20/20                                         356          359
   7.000% due 01/15/24                                         554          574
   8.000% due 05/16/24                                         120          123
   7.000% due 08/20/26                                         161          164
   7.500% due 02/16/27                                         131          134
   7.500% due 07/16/27                                      25,603       26,685
   6.500% due 06/20/28                                      10,000       10,050
   6.500% due 07/20/28                                      34,369       35,517
   6.500% due 09/20/28                                      25,000       24,563
Greenwich
   7.176% due 04/25/22(d)                                    1,497        1,516
   7.079% due 07/25/22(d)                                    7,607        7,692
   7.127% due 10/25/22(d)                                      195          198
   7.259% due 04/25/23(d)                                    2,561        2,595
   7.846% due 04/25/24(d)                                    3,351        3,413
   8.147% due 06/25/24(d)                                    3,740        3,834
   8.861% due 08/25/24(d)                                    5,526        5,821
   8.719% due 11/25/24(d)                                    1,636        1,720

50  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
================================================================================

Headlands Mortgage Securities, Inc.
   7.250% due 11/25/12                                  $    5,442   $    5,509
   6.750% due 03/25/28                                      57,000       58,425
Imperial CMB Trust
   5.992% due 09/25/26(d)                                   15,997       16,127
Independent National Mortgage Corp.
   6.650% due 10/25/24                                       2,723        2,770
   7.800% due 11/25/24(d)                                    6,505        6,671
   7.319% due 07/25/25(d)                                   19,853       20,364
   7.918% due 07/25/25(d)                                   17,994       18,365
International Mortgage Acceptance Corp.
  12.250% due 03/01/14                                         540          613
J.P. Morgan & Co.
   9.000% due 10/20/20                                      14,735       15,224
Kidder Peabody Acceptance Corp.
   8.390% due 05/20/18                                         375          379
   8.193% due 03/25/24(d)                                    4,962        4,955
   8.145% due 09/25/24(d)                                   20,000       20,156
Marine Midland
   8.000% due 10/25/23                                         350          352
Mellon Residential Funding Corp.
   6.350% due 06/25/28                                      22,000       22,223
Merrill Lynch Mortgage
   7.307% due 06/15/21(d)                                    7,804        8,170
   7.794% due 06/15/21(d)                                    7,325        7,636
   8.161% due 06/25/22(d)                                    5,322        5,345
Morgan Stanley Mortgage Trust
   8.250% due 07/01/18                                       7,841        8,051
Mortgage Capital Trust
   8.875% due 04/01/18                                         131          134
NationsBank Corp.
   6.125% due 10/20/13                                      18,000       18,017
Nomura Asset Securities Corp.
   8.001% due 05/25/24(d)                                    9,505        9,779
Norwest Mortgage
  12.500% due 02/01/14                                       1,104        1,179
  12.250% due 04/01/14                                          78           80
PaineWebber Mortgage
   6.000% due 04/25/09                                      11,951       12,023
PNC Mortgage Securities Corp.
   7.000% due 05/25/28                                      13,078       13,416
   6.750% due 09/25/28                                       4,000        4,103
Prudential Bache
   6.153% due 09/01/18(d)                                      418          412
   8.400% due 03/20/21                                       3,756        3,957
Prudential Home
   8.000% due 06/25/22                                      20,791       21,070
   6.950% due 11/25/22                                         222          227
   6.750% due 10/25/23                                       8,353        8,627
   7.970% due 11/25/23(d)                                      165          167
   8.150% due 11/25/23(d)                                    6,144        6,340
   5.900% due 12/25/23                                      18,403       18,422
   6.050% due 04/25/24                                       6,668        6,678
   6.000% due 05/25/24                                          18           18
PSB Financial Corp.
  11.050% due 12/01/15                                         883          960
Residential Asset Securities Corp.
   7.000% due 03/25/27(d)                                      150          151
   7.250% due 05/25/27(d)                                      345          348
Residential Funding
   7.000% due 08/25/08                                      15,939       16,191
   6.500% due 09/25/08                                       7,000        7,169
   6.250% due 10/25/08                                       4,419        4,433
   6.450% due 10/25/12                                       8,000        8,053
   6.500% due 01/25/13                                     195,330      198,698
   8.500% due 05/25/17                                          89           93
   8.000% due 01/25/23                                       8,677        8,913
   7.750% due 07/25/24                                           2            2
   8.000% due 10/25/24(d)                                   10,662       11,138
   7.400% due 09/25/25                                          85           86
   7.500% due 09/25/25                                      18,183       18,766
   5.948% due 10/25/27(d)                                    8,188        8,227
   7.250% due 10/25/27                                      24,000       24,142
   6.750% due 05/25/28                                      60,741       61,809
   6.750% due 09/25/28                                      61,993       61,916
   6.500% due 10/25/28                                      52,100       52,426
Resolution Trust Corp.
   7.647% due 02/25/20(d)                                      157          158
   7.063% due 09/25/20(d)                                   12,418        1,863
   6.073% due 01/25/21(d)                                      934          931
   8.229% due 06/25/21(d)                                    1,832        1,848
   8.701% due 08/25/21(d)                                       38           38
   8.704% due 08/25/21                                       8,000        8,205
   8.704% due 08/25/21(d)                                   13,329       13,524
   7.250% due 09/25/21(d)                                    2,784        2,787
   5.686% due 10/25/21(d)                                      186          186
   6.688% due 10/25/21(d)                                      588          591
   8.139% due 10/25/21(d)                                      242          243
   8.625% due 10/25/21                                         267          267
   7.371% due 01/25/22(d)                                    2,463        2,457
   7.736% due 03/25/22(d)                                    6,691        6,752
   8.551% due 05/25/22(d)                                    2,429        2,528
   7.437% due 08/25/23(d)                                    2,001        2,005
   9.450% due 05/25/24                                      19,693       19,660
  10.561% due 05/25/24(d)                                      594          593
   7.100% due 12/25/24                                       1,500        1,595
   7.750% due 03/25/25                                       1,285        1,310
   7.302% due 07/25/28(d)                                   14,001       14,128
   7.198% due 10/25/28(d)                                   23,712       24,251
   7.412% due 10/25/28(d)                                   11,178       11,541
   7.179% due 05/25/29(d)                                    4,551        4,630
   7.544% due 05/25/29(d)                                    5,676        5,838
Rural Housing Trust
   3.330% due 10/01/28                                         259          243
Ryan Mortgage Acceptance Corp.
   9.450% due 10/01/16                                         149          159
Ryland Acceptance Corp.
   9.000% due 12/01/16                                         701          724
  11.500% due 12/25/16                                         159          159
   8.200% due 09/25/22                                          97           98
  14.000% due 11/25/31                                       1,495        1,664
Ryland Mortgage Securities Corp.
   7.805% due 08/25/22(d)                                    3,012        3,054
   7.500% due 08/25/24                                          38           38
   7.221% due 08/25/29(d)                                    6,184        6,358
   6.926% due 10/25/31(d)                                   11,610       11,701
Salomon Brothers Mortgage Securities
   7.605% due 11/25/22(d)                                    1,219        1,244
   8.068% due 07/01/24(d)                                   11,024       11,420
   5.928% due 06/25/27(d)                                    3,749        3,746
Santa Barbara Savings
   9.500% due 11/20/18                                       3,773        3,785
Saxon Mortgage
   7.910% due 08/25/23(d)                                   29,961       30,756
   8.312% due 09/25/24(d)                                   11,470       11,879
Sears Mortgage
   6.712% due 09/25/22(d)                                    2,297        2,355
Securitized Asset Sales, Inc.
   7.697% due 10/25/23(d)                                    3,989        4,100
   7.652% due 12/26/23(d)                                    4,108        4,244
   5.944% due 02/25/28                                       9,608        9,629
Security Pacific National Bank
   6.279% due 03/01/18(d)                                      126          126
Southern Pacific Secured Assets Corp.
   5.818% due 06/25/28(d)                                   94,856       94,407
Structured Asset Mortgage Investments, Inc.
   6.921% due 06/25/28(d)                                   49,976       51,210
   6.250% due 08/25/28(d)                                   10,695       10,700
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/28                                       4,000        4,306
   6.800% due 01/25/28                                      15,000       15,736
Vendee Mortgage
   7.000% due 02/15/00                                       3,789        3,830
   7.750% due 03/15/16                                         600          616
   7.750% due 05/15/18                                         550          574
Western Federal Savings & Loan
   6.985% due 06/25/21(d)                                    7,978        8,137
                                                                     ----------
                                                                      3,335,688
                                                                     ==========



                                               See accompanying notes        51

Total Return Fund
September 30, 1998 (Unaudited)                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 14.7%
   5.250% due 12/01/98-04/15/16(g)                      $    3,001   $    2,998
   5.500% due 04/01/01-03/01/10(g)                             395          394
   5.750% due 08/15/20                                         300          303
   6.000% due 12/01/98-10/14/28(g)                       1,635,865    1,641,558
   6.145% due 12/01/26(d)                                    9,262        9,376
   6.250% due 03/15/28                                      38,700       39,104
   6.500% due 06/01/03-10/14/28(g)                       1,288,633    1,312,645
   6.750% due 04/01/17-01/17/25(g)                          25,008       25,201
   6.775% due 11/01/03                                          70           70
   7.000% due 01/01/00-03/01/26(g)                          21,632       22,078
   7.210% due 10/25/23(d)                                   24,562       25,485
   7.327% due 05/01/27(d)                                    2,810        2,918
   7.428% due 07/01/22(d)                                    1,604        1,672
   7.479% due 09/01/23(d)                                    3,277        3,352
   7.500% due 05/01/99-10/14/28(g)                          17,133       17,672
   7.510% due 07/01/23(d)                                    1,002        1,025
   7.520% due 07/01/23(d)                                    3,129        3,203
   7.557% due 08/01/23(d)                                    1,967        2,008
   7.568% due 09/01/23(d)                                   19,718       20,072
   7.569% due 08/01/23(d)                                   10,890       11,108
   7.589% due 05/01/23(d)                                    6,119        6,335
   7.609% due 04/01/23-08/01/24(d)(g)                        1,330        1,380
   7.625% due 01/01/19(d)                                       18           18
   7.635% due 09/01/23(d)                                    4,860        5,028
   7.642% due 08/01/23(d)                                       18           19
   7.666% due 08/01/23-07/01/24(d)(g)                        4,375        4,531
   7.687% due 09/01/23(d)                                    3,854        3,990
   7.705% due 06/01/24(d)                                    2,066        2,109
   7.734% due 10/01/23(d)                                    3,132        3,262
   7.737% due 10/01/23(d)                                    3,797        3,925
   7.738% due 10/01/23(d)                                    2,265        2,340
   7.750% due 04/01/07                                          46           46
   7.756% due 04/01/24(d)                                   13,405       13,924
   7.766% due 11/01/23(d)                                    1,328        1,345
   7.820% due 04/01/29(d)                                    2,933        3,056
   7.822% due 11/01/23(d)                                      797          816
   7.825% due 10/01/23(d)                                    1,206        1,245
   7.840% due 01/01/24(d)                                      813          841
   7.857% due 10/01/23(d)                                    1,591        1,621
   7.974% due 11/01/23(d)                                      851          876
   7.982% due 01/01/24(d)                                      843          859
   8.000% due 10/01/07-06/01/26(g)                           5,742        5,959
   8.250% due 08/01/07-12/01/09(g)                             177          182
   8.500% due 09/01/01-01/01/28(g)                          48,524       50,558
   8.750% due 02/01/01-12/10/10(g)                             289          298
   8.900% due 11/15/20                                      24,735       26,341
   9.000% due 01/01/02-09/15/20(g)                           1,079        1,129
   9.250% due 06/01/09-08/01/09(g)                              80           85
   9.500% due 08/01/01-06/01/21(g)                           2,554        2,714
   9.750% due 11/01/04-05/01/09(g)                              74           77
  10.000% due 06/01/04-11/15/19(g)                           1,354        1,440
  10.250% due 03/15/09-05/01/09(g)                           1,875        2,033
  11.000% due 12/01/99-07/01/19(g)                             983        1,078
  11.250% due 10/01/09-09/01/15(g)                             189          210
  11.500% due 03/01/00-05/01/00(g)                              16           17
  12.500% due 07/01/99                                           1            1
  13.250% due 10/01/13                                          83           95
  14.000% due 04/01/16                                          29           33
  15.500% due 08/01/11-11/01/11(g)                              18           20
  16.250% due 05/01/11                                           6            7
                                                                     ----------
                                                                      3,292,085
                                                                     ==========
Federal Housing Administration 0.8%
   6.155% due 12/01/21                                      12,056       12,617
   7.125% due 03/01/34                                       4,475        4,862
   7.211% due 12/01/21                                       2,852        2,925
   7.316% due 05/01/19                                       5,049        5,408
   7.375% due 03/01/19-01/01/24(g)                          17,429       18,775
   7.400% due 02/01/21                                       2,607        2,711
   7.430% due 12/01/16-05/01/25(g)                          90,557       95,721
   7.465% due 11/01/19                                      45,345       47,357
   7.650% due 11/01/18                                         166          175
                                                                     ----------
                                                                        190,551
                                                                     ==========

Federal National Mortgage Association 7.8%
   5.500% due 11/12/28                                       2,000        1,940
   5.650% due 04/25/05                                         200          200
   6.000% due 12/01/00-12/10/28(g)                         493,426      493,337
   6.125% due 04/01/19(d)                                      999        1,010
   6.130% due 07/01/17(d)                                      105          106
   6.131% due 02/01/18-05/01/36(d)(g)                       93,809       94,913
   6.132% due 08/01/29-05/01/36(d)(g)                       69,261       70,095
   6.136% due 05/01/29(d)                                    1,504        1,521
   6.138% due 05/01/36(d)                                   72,224       73,245
   6.142% due 08/01/29(d)                                    9,197        9,304
   6.143% due 05/01/36(d)                                   71,840       72,858
   6.148% due 04/01/19(d)                                      161          163
   6.153% due 03/01/33(d)                                   51,651       52,262
   6.156% due 11/01/28(d)                                    2,359        2,386
   6.167% due 09/01/24-10/26/28 (d)(g)                     122,367      123,780
   6.175% due 07/01/24(d)                                      804          813
   6.231% due 04/01/27(d)                                      239          243
   6.250% due 07/25/07                                         100          102
   6.390% due 05/25/36                                       5,027        4,926
   6.500% due 11/01/03-10/14/28(g)                         452,742      460,462
   6.600% due 09/25/18                                       6,500        6,595
   6.750% due 08/01/03-09/25/22(g)                             746          755
   6.834% due 07/01/03                                          68           72
   6.900% due 07/25/99                                       1,272        1,279
   6.950% due 03/25/26                                         300          305
   7.000% due 05/25/99-12/20/27(g)                          71,702       73,904
   7.062% due 09/01/22(d)                                    2,332        2,390
   7.132% due 09/01/22(d)                                    2,293        2,356
   7.223% due 11/01/25(d)                                    9,062        9,273
   7.250% due 05/01/02-01/01/23(g)                          11,391       11,672
   7.266% due 09/01/25(d)                                    4,030        4,133
   7.373% due 09/01/24(d)                                    2,601        2,707
   7.455% due 07/01/24(d)                                   12,928       13,187
   7.500% due 08/01/03-07/01/28(g)                          83,837       86,614
   7.502% due 11/01/25(d)                                    2,690        2,799
   7.585% due 03/01/25(d)                                    6,018        6,212
   7.595% due 11/01/25(d)                                    4,135        4,270
   7.673% due 05/01/26(d)                                    1,544        1,613
   7.690% due 01/01/24(d)                                    1,491        1,551
   7.691% due 01/01/26(d)                                    2,365        2,460
   7.724% due 01/01/24(d)                                      735          762
   7.727% due 12/01/23(d)                                    1,372        1,388
   7.735% due 11/01/23-05/01/24(d)(g)                        5,411        5,569
   7.736% due 09/01/23(d)                                    5,249        5,416
   7.750% due 06/01/09                                         215          225
   7.756% due 02/01/26(d)                                    1,049        1,091
   7.775% due 01/01/24(d)                                    4,205        4,362
   7.813% due 10/01/23(d)                                      612          637
   7.825% due 11/01/23(d)                                      280          290
   7.860% due 12/01/23(d)                                    1,969        2,048
   7.897% due 03/01/26(d)                                    7,482        7,820
   7.914% due 01/01/24(d)                                      286          299
   8.000% due 09/01/01-12/01/26(g)                           8,787        9,129
   8.250% due 10/01/08-02/01/17(g)                             768          800
   8.500% due 07/01/99-05/01/27(g)                           4,587        4,771
   9.000% due 01/01/99-04/01/17(g)                           1,659        1,756
   9.500% due 12/01/06-07/01/22(g)                             133          143
   9.750% due 11/01/08                                          86           93
  10.000% due 09/01/03-05/01/22(g)                             906          988
  10.500% due 12/01/16-04/01/22(g)                             843          949
  12.000% due 05/01/16                                          17           20
  13.000% due 09/01/13                                          48           57
  13.250% due 09/01/11                                          19           21
  14.500% due 11/01/11-01/01/13(g)                              71           87
  14.750% due 08/01/12-11/01/12(g)                             244          277
  15.500% due 10/01/12-12/01/12(g)                              31           39
  15.750% due 12/01/11-08/01/12(g)                             158          187
  16.000% due 09/01/12                                         171          214
                                                                     ----------
                                                                      1,747,251
                                                                     ==========
52  See accompanying notes

September 30, 1998 (Unaudited)                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Government National Mortgage Association 17.4%
   4.500% due 01/20/24-05/20/28(d)(g)                   $   52,646  $    53,586
   5.000% due 04/20/28-08/20/28(d)(g)                       66,673       66,981
   5.650% due 10/15/12                                          13           13
   6.000% due 10/15/08-08/20/27(d)(g)                      439,045      444,106
   6.500% due 10/15/08-10/21/28(d)(g)                    1,495,067    1,527,567
   6.750% due 06/20/28                                      19,322       20,629
   6.875% due 06/20/21-06/20/27(d)(g)                      739,649      755,700
   7.000% due 07/15/08-03/15/28(d)(g)                      915,392      933,130
   7.375% due 04/20/23 (d)                                     533          548
   7.500% due 08/15/05-02/15/28(g)                          40,830       42,415
   8.000% due 05/15/01-10/15/25(g)                           2,990        3,135
   8.250% due 08/15/04-05/15/22(g)                             701          742
   8.500% due 06/15/01-01/20/27(g)                          15,694       16,478
   8.750% due 01/15/99-07/15/07(g)                             140          147
   9.000% due 06/15/01-07/20/22(g)                           7,181        7,704
   9.250% due 10/15/01-05/20/21(g)                             406          429
   9.500% due 04/15/01-08/15/23(g)                           6,485        7,034
   9.750% due 09/15/02-01/15/21(g)                             224          238
  10.000% due 04/15/01-02/15/25(g)                           5,551        6,116
  10.250% due 10/15/98-02/20/19(g)                              47           51
  10.500% due 06/15/04                                         125          135
  11.000% due 05/15/04-03/15/19(g)                             142          157
  11.250% due 03/15/01-12/20/15(g)                              60           66
  11.500% due 04/15/13-05/15/13(g)                               8            9
  12.000% due 03/20/99-03/15/15(g)                              85           95
  12.500% due 01/15/11                                           1            2
  13.000% due 12/15/12-10/15/14(g)                              40           46
  13.250% due 10/20/14                                          20           23
  13.500% due 11/15/12-12/15/12(g)                               7            8
  15.000% due 09/15/12-10/15/12(g)                              18           21
  16.000% due 01/15/12-04/15/12(g)                               9           11
  17.000% due 11/15/11-12/15/11(g)                             102          122
                                                                    -----------
                                                                      3,887,444
                                                                    -----------
Other Mortgage-Backed Securities 0.7%
Aames Mortgage Trust
   7.275% due 05/15/20                                         270          274
Bank of America
   9.000% due 03/01/08                                          74           73
Citibank, N.A
   8.000% due 07/25/18                                          82           84
DBL Mortgage Funding
   9.500% due 08/01/19                                          23           24
First Interstate Bancorp
   9.125% due 01/01/09                                          12           12
General Electric Capital Mortgage
   7.250% due 07/25/11                                      13,000       13,144
General Electric Credit Corp.
   8.000% due 03/01/02(j)                                       78           80
German American Capital Corp.
   8.360% due 09/30/02                                       3,364        3,552
   6.581% due 07/01/18(d)                                    9,330        9,295
Great Western Savings & Loan
   5.980% due 08/01/17(d)                                      179          176
Guardian
   6.976% due 12/25/18(d)                                      285          249
Home Savings of America
   8.464% due 08/01/06                                          90           93
   5.838% due 05/25/27(d)                                    3,383        3,325
   6.438% due 08/20/29(d)                                   13,187       13,256
Imperial Savings & Loan
  10.000% due 09/01/16(j)                                      195          205
   8.238% due 01/25/17(d)                                       99           99
   8.844% due 07/25/17(d)                                      353          352
LTC Commercial Corp.
   8.059% due 11/28/12                                       3,883        4,021
MDC Mortgage Funding
   8.696% due 01/25/25(d)                                      659          683
Merrill Lynch Mortgage
   9.250% due 12/15/09                                          15           15
   8.153% due 06/15/21(d)                                    1,635        1,704

Mid-State Trust
   8.330% due 04/01/30                                      74,786       84,371
Morgan Stanley Mortgage
   8.150% due 07/20/21                                          11           11
Resolution Trust Corp.
   7.107% due 05/25/29(d)                                    5,459        5,545
Salomon Brothers Mortgage Securities
  11.500% due 09/01/15                                       1,435        1,561
Sears Mortgage
  12.000% due 02/25/14                                       1,030        1,036
   6.738% due 06/25/22(d)                                      667          675
   7.416% due 10/25/22(d)                                    4,138        4,184
Structured Asset Securities Corp.
   5.794% due 01/25/00(d)                                    2,605        2,607
Western Federal Savings & Loan
   6.631% due 11/25/18(d)                                      184          185
   6.682% due 03/25/19(d)                                    1,468        1,472
                                                                    -----------
                                                                        152,363
                                                                    -----------

Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.(IO)
  10.038% due 09/15/05                                          15            1
   6.500% due 11/15/06                                       1,964          112
   6.500% due 03/15/07                                       2,737          167
   5.750% due 09/15/07(d)                                   10,107          610
   5.428% due 02/15/08(d)                                      855           52
  11.651% due 01/15/16                                          22            1
   6.500% due 08/15/16                                       2,756          128
   7.000% due 04/15/18                                       2,714          112
   9.993% due 11/15/18(d)                                      100            5
   8.845% due 01/15/21                                         385           66
   9.000% due 05/15/22                                         192           21
Federal Home Loan Mortgage Corp.(PO)
   0.000% due 06/15/21                                       1,476        1,455
Federal National Mortgage Assn.(IO)
   6.750% due 09/25/04                                          55            2
   7.000% due 06/25/05                                          15            1
  10.458% due 07/25/05(d)                                      514           22
   6.500% due 07/25/06                                       4,507          197
   7.272% due 09/25/06                                           4           57
   6.500% due 02/25/07                                       3,513          306
   6.500% due 07/25/07                                       1,622           99
   6.500% due 09/25/07                                       4,474          365
   6.500% due 10/25/07                                       1,797          128
   0.950% due 03/25/09(d)                                   44,031          713
   7.000% due 08/25/15                                       2,613           85
   7.000% due 08/25/16                                         709           28
   6.500% due 08/25/20                                       2,666          373
  10.070% due 01/25/21                                         108           13
   9.032% due 08/25/21                                       1,439          233
   0.950% due 11/25/21(d)                                   43,780          742
   6.500% due 01/25/23                                       4,042          562
Federal National Mortgage Assn.(PO)
   0.000% due 09/01/07                                       1,107          992
   0.000% due 02/25/21                                       3,700        3,685
   0.000% due 06/25/22                                       2,277        2,153
   0.000% due 08/25/23                                         407          349
PaineWebber(IO)
  13.595% due 08/01/19                                         239           75
Vendee Mortgage(IO)
   0.542% due 06/15/23(d)                                  202,805        3,987
                                                                         17,897
                                                                    -----------
Total Mortgage-Backed Securities                                     12,623,279
(Cost $12,375,186)                                                  -----------


                                                      See accompanying notes  53

Total Return Fund
September 30, 1998 (Unaudited)                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)

 ASSET-BACKED SECURITIES 7.7%

AFC Home Equity Loan Trust
   7.294% due 10/25/26(d)                                    6,974        7,105
Americredit Automobile Receivable Trust
   6.540% due 05/12/01                                         500          509
Arcadia Automobile Receivables Trust
   6.300% due 07/16/01                                       9,000        9,061
Aspetuck Trust
   5.781% due 02/01/99(d)                                   80,000       79,400
   5.816% due 09/01/99(d)                                  100,000      100,000
Asset-Backed Securities Investment Trust
   6.790% due 08/17/03                                      26,606       26,722
Associates Manufactured Housing
   7.000% due 03/15/27                                         900          929
Auto Receivables Trust
   6.500% due 04/16/03                                      23,021       23,021
California Infrastructure
   5.940% due 09/25/00                                       3,676        3,680
   5.970% due 12/26/00                                       4,340        4,370
   5.980% due 12/26/00                                      20,584       20,681
   6.010% due 06/25/01                                      73,864       74,234
   6.150% due 06/25/02                                      19,500       19,827
Capital Equipment Receivables Trust
   6.030% due 02/15/00                                       5,000        5,035
Case Equipment Loan Trust
   6.150% due 09/15/02                                       1,515        1,520
Chase Manhattan Auto Owner Trust
   5.750% due 10/15/01                                         500          505
Chase Manhattan Grantor Trust
   6.000% due 09/17/01                                       2,133        2,144
   5.900% due 11/15/01                                       6,142        6,167
   6.610% due 09/15/02                                       3,948        4,003
Chase Mortgage Financial Corp.
   6.750% due 10/25/28                                      30,000       29,850
Citicorp Mortgage Securities, Inc.
   6.750% due 04/25/28                                      16,297       16,750
Community Program Loan Trust
   4.500% due 10/01/18                                      26,867       26,136
   4.500% due 04/01/29                                      26,000       23,122
Conti Mortgage Home Equity Loan Trust
   5.811% due 10/15/12(d)                                   31,024       31,167
   6.990% due 03/15/21                                         350          368
   5.730% due 06/15/28(d)                                    7,427        7,427
Copelco Capital Funding Corp.
   6.340% due 07/20/04                                          49           50
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/28                                       6,960        7,369
CSXT Trade Receivables
   5.050% due 09/25/99                                         500          500
Daimler-Benz Vehicle Trust
   5.850% due 07/20/03                                      15,298       15,317
   6.050% due 03/20/05                                       9,313        9,407
Delta Air Lines Equipment Trust
   9.230% due 07/02/02(j)                                   10,099       10,930
  10.500% due 01/02/07(j)                                    7,412        8,988
  10.570% due 01/02/07(j)                                   15,881       20,186
   9.550% due 01/02/08(j)                                    7,773        9,104
  10.000% due 06/05/13                                      10,828       14,362
Discover Card Trust
   5.800% due 09/16/03                                         500          509
   6.031% due 10/16/13(d)                                      400          405
EQCC Home Equity Loan Trust
   6.710% due 07/15/11                                         330          339
Equivantage Home Equity Loan Trust
   6.550% due 04/01/27                                         158          163
Federal-Mogul Corp.
   7.880% due 12/31/05(d)                                   23,636       23,591
   7.940% due 12/31/05                                       1,340        1,337
First Omni Bank
   6.650% due 09/15/03(d)                                    1,500        1,558
First Security Auto Grantor Trust
   6.100% due 04/15/03                                       2,744        2,772



First Union Master Credit Card Trust
   5.760% due 09/15/03                                      88,750       88,949
Flag Limited
   7.588% due 12/15/04                                          94           94
   7.650% due 12/15/04(d)                                   13,073       12,778
   7.588% due 01/30/05                                       3,778        3,693
Ford Credit Grantor Trust
   6.750% due 09/15/00                                       1,250        1,266
   5.900% due 10/15/00                                       7,350        7,383
Ford Motor Credit Corp.
   5.500% due 02/15/03                                       5,300        5,357
Fred Meyer, Inc.
   6.688% due 03/19/03(d)                                   84,519       83,781
   6.750% due 03/19/03                                      30,481       30,214
General Motors Acceptance Corp.
   6.500% due 04/15/02                                      30,194       30,430
Green Tree Financial Group
   7.150% due 07/15/27                                       1,025        1,054
IMC Home Equity Loan Trust
   5.796% due 05/21/12(d)                                   29,401       29,429
   7.482% due 07/25/26(d)                                    1,143        1,163
Independent National Mortgage Corp.
   8.750% due 12/25/24                                          30           32
   8.000% due 06/25/25                                         100          101
Integrated Health Services
   7.687% due 09/16/04(d)                                   15,000       15,260
Korea National Housing
   9.062% due 05/23/01                                      60,000       49,200
Lyondell Petroleum
   7.687% due 06/17/99(d)                                   20,000       19,900
   7.687% due 06/17/00(d)                                   27,000       26,865
   7.687% due 06/17/03(d)                                   20,000       19,900
MBNA Master Credit Card Trust
   5.572% due 01/15/02                                      73,635       73,814
   6.050% due 11/15/02                                         245          250
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/08(d)                                      320          339
Money Store Home Equity Trust
   6.815% due 07/15/06                                          73           74
   6.520% due 08/15/09                                      31,273       31,436
   6.205% due 03/15/12                                      25,000       25,114
   7.550% due 02/15/20                                         500          520
Morgan Stanley Capital
   5.886% due 07/25/27(d)                                    3,501        3,503
National Medical Care
   7.250% due 09/30/03(d)                                   51,250       50,930
NationsBanc Montgomery Funding Corp.
   6.500% due 10/25/28                                       9,000        9,068
NationsBank Auto Owner Trust
   6.375% due 07/15/00                                         911          916
NationsBank Corp.
   5.850% due 06/15/02                                         224          225
Newcourt Receivable Asset Trust
   6.240% due 12/20/04                                          24           24
Norwest Asset Securities Corp
   6.500% due 04/25/13                                      22,079       22,792
   6.500% due 06/25/13                                      11,438       11,805
   6.250% due 10/25/13                                      50,000       50,305
   7.500% due 03/25/27                                      26,622       27,636
   6.750% due 05/25/28                                      27,707       28,410
   6.750% due 07/25/28                                      12,657       12,980
   6.200% due 09/25/28                                      19,077       19,184
   6.500% due 10/25/28                                      20,000       20,138
Olympic Automobile Receivables Trust
   5.650% due 01/15/01                                         520          520
OSCC Home Equity
   6.950% due 05/15/07                                          75           75
Premiere Auto Trust
   6.575% due 10/06/00                                       1,975        1,998
Residential Asset Securities Corp.
   6.750% due 03/25/28                                      40,000       41,016
Saxon Asset Securities Trust
   6.475% due 11/25/20                                         274          276


54  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

Sears Credit Account Master Trust
   6.050% due 01/16/08                                  $      500  $       520
   7.000% due 07/15/08                                         500          541
Total Renal Care Holdings
   7.437% due 03/31/08(d)                                   48,000       47,940
UCFC Home Equity Loan
   6.381% due 07/15/10                                         104          104
United Air Lines Equipment Trust
   9.200% due 03/22/08                                       4,309        5,073
  10.360% due 11/13/12                                       7,000        9,241
  10.020% due 03/22/14                                       5,825        7,105
  10.850% due 07/05/14                                      34,111       45,640
  10.125% due 03/22/15                                      14,300       18,602
   9.060% due 06/17/15                                       5,000        5,875
   9.210% due 01/21/17                                       2,000        2,442
USAA Auto Loan Grantor Trust
   5.800% due 01/15/05                                       9,311        9,391
WFS Financial Owner Trust
   6.650% due 08/20/00                                       1,713        1,722
   6.050% due 07/20/01                                       1,966        1,972
   6.500% due 09/20/01                                      10,777       10,907
Ziff-Davis, Inc.
   7.469% due 03/31/06                                      40,000       40,025
                                                                    ------------
Total Asset-Backed Securities                                         1,717,917
(Cost $1,693,486)                                                   ============


 SOVEREIGN ISSUES 3.2%

Banco Nacional de Obra y Servicios
   6.875% due 10/01/98                                      19,500       19,500
Central Bank Philippines
   6.000% due 06/01/08(d)                                   12,240        8,690
City of Buenos Aires
  11.250% due 04/11/07                                       5,000        3,917
Government of Brazil
   6.625% due 04/15/06(d)                                   25,026       14,265
   6.688% due 04/15/12(d)                                   81,700       40,850
   8.000% due 04/15/14                                      13,342        7,923
Hydro Quebec
   5.656% due 04/15/99(d)                                   10,000        9,993
   7.375% due 02/01/03                                         150          163
   9.400% due 02/01/21                                         500          669
   8.500% due 12/01/29                                       5,085        6,384
   9.375% due 04/15/30                                         600          822
   9.500% due 11/15/30                                       2,370        3,289
Kingdom of Sweden
  10.250% due 11/01/15                                         500          727
Nacional Financiera
   9.000% due 01/25/99                                      13,260       13,161
Providence of Newfoundland
   9.000% due 06/01/19                                         500          654
Province of Nova Scotia
   9.375% due 07/15/02                                       1,000        1,130
Province of Ontario
   6.125% due 06/28/00                                          50           51
   7.750% due 06/04/02                                         200          219
   7.625% due 06/22/04                                       1,000        1,125
   7.000% due 08/04/05                                       1,000        1,102
   5.500% due 10/01/08                                      10,000       10,050
Province of Quebec
   6.090% due 06/21/99(d)                                   50,000       50,129
   7.500% due 07/15/02                                       6,000        6,466
   8.800% due 04/15/03                                         100          114
   5.838% due 06/11/04(d)                                   15,500       15,461
   7.125% due 02/09/24                                         710          765
Republic of Argentina
   8.399% due 08/15/99(d)                                   17,500       16,395
   5.688% due 04/01/00(d)                                   16,965       13,379
   5.635% due 04/01/01(d)                                   45,690       38,164
   6.625% due 03/31/05(d)                                  341,220      269,564
   8.726% due 04/10/05(d)                                   43,650       37,648
Republic of Columbia
   8.750% due 10/06/99                                         500          490
Republic of Korea
   8.281% due 04/08/00(d)                                   64,044       58,761
Republic of Philipines
   6.500% due 12/01/17                                       4,216        3,041
Republic of Philippines
   6.563% due 01/05/05(d)                                   11,879        9,394
Republic of Poland
   4.000% due 10/27/14                                      25,000       21,408
State of Israel
   6.200% due 06/15/03                                          25           26
United Mexican States
   7.002% due 06/27/02(d)                                   44,000       40,525
                                                                    ------------
Total Sovereign Issues                                                  726,414
(Cost $760,430)                                                     ============



 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 2.1%

City of Montreal
  11.500% due 09/20/00                          C$           7,000        5,107
Commonwealth of Australia
   8.750% due 01/15/01                          A$           4,235        2,742
   9.750% due 03/15/02                                       3,665        2,528
  10.000% due 10/15/02                                       6,940        4,919
  10.000% due 02/15/06                                       1,600        1,240
  10.000% due 10/15/07                                      23,000       18,512
Commonwealth of Canada
   6.500% due 06/01/04                          C$           1,000          706
   4.250% due 12/01/26(h)                                  121,800       82,163
Commonwealth of New Zealand
   6.500% due 02/15/00                          N$         160,000       81,010
   8.000% due 02/15/01                                       8,890        4,682
  10.000% due 03/15/02                                     107,500       61,027
   8.000% due 04/15/04                                       7,000        3,888
   4.500% due 02/15/16(h)                                   23,000       12,103
Federal National Mortgage Assn
   6.875% due 06/07/02                          BP          15,000       26,351
Petroleos Mexicanos
   7.750% due 09/30/98                          FF           5,000          893
Province of Saskatchewan
   9.125% due 02/15/21                          C$           3,000        4,099
Republic of Argentina
   3.044% due 04/01/01(d)                       AP           7,392        5,668
Reynolds, R.J
   6.875% due 11/22/00                          DM           9,500        5,804
United Kingdom Gilt
   7.400% due 01/08/99                          BP          27,022       45,910
   7.000% due 06/07/02                                      50,000       89,752
                                                                    ------------
Total Foreign Currency-Denominated Issues                               459,104
(Cost $510,546)                                                     ============



 PURCHASED CALL OPTIONS 0.3%

U.S. Treasury Note (OTC)
   5.375% due 07/31/00
   Strike @ 99.96 Exp. 02/19/99                         $  127,000        2,176
   5.375% due 07/31/00
   Strike @ 100.00 Exp. 02/19/99                            30,000          503
   5.375% due 07/31/00
   Strike @ 99.99 Exp. 02/26/99                            250,000        4,200
   6.625% due 06/30/01
   Strike @ 96.46 Exp. 11/12/98                            135,200       11,519
   5.750% due 11/30/02
   Strike @ 93.89 Exp. 10/29/98                             75,000        8,399
   5.500% due 02/28/03
   Strike @ 94.39 Exp. 12/02/98                              2,000          213
   5.500% due 02/28/03
   Strike @ 92.99 Exp. 11/23/98                            125,000       14,354



                                                    See accompanying notes    55

Total Return Fund
September 30, 1998 (Unaudited)                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------

   5.250% due 08/15/03
   Strike @ 92.16 Exp. 08/20/99                     $    1,500,000   $        2
   5.250% due 08/15/03
   Strike @ 99.29 Exp. 08/20/99                            127,000        6,438
   5.250% due 08/15/03
   Strike @ 100.00 Exp. 08/20/99                           250,000       11,078
   5.250% due 08/15/03
   Strike @ 99.47 Exp. 08/27/99                            380,000       18,624
                                                                    -----------
Total Purchased Call Options                                             77,506
(Cost $36,605)                                                      ===========


 PURCHASED PUT OPTIONS 0.0%

U.S. Treasury 5 Year Note December Futures (CBOT)
   5.375% due 07/31/00
   Strike @ 106.00 Exp. 11/21/98                         3,001,200          125
                                                                    -----------
Total Purchased Put Options                                                 125
(Cost $293)                                                         ===========


 PREFERRED STOCK 0.2%

                                                            Shares
Banco Bilbao Vizcaya International
   2.438% due 01/01/00                                     266,217        7,221
Barclays Bank
   2.875% due 01/01/00                                     215,500        5,899
CSC Holdings, Inc.
  11.932% due 01/01/00                                      21,127        2,324
Home Ownership Funding
   0.133% due 01/01/00                                       1,125        1,128
Sanwa International
   0.000% due 01/01/00                               3,006,000,000       13,409
TCI Communications, Inc.
   2.430% due 01/01/00                                     622,553       16,965
   2.500% due 01/01/00                                      49,000        1,338
Unocal Capital Trust
   3.125% due 01/01/00                                         402           21
                                                                    -----------
Total Preferred Stock                                                    48,305
(Cost $58,536)                                                      ===========


 SHORT-TERM INSTRUMENTS 1.5%

Certificates of Deposit 0.2%
Bank of Tokyo
   5.890% due 10/05/98                                  $   17,000       17,000
   5.940% due 01/19/99                                      15,000       15,000
                                                                    -----------
                                                                         32,000
                                                                    ===========
Commercial Paper 0.1%
Federal Home Loan Mortgage Corp.
   5.240% due 10/16/98                                         300          299
Federal Housing Administration
   5.888% due 10/29/98                                      18,900       18,900
New Center Asset Trust
   5.220% due 12/17/98                                       1,300        1,285
Pfizer, Inc.
   5.270% due 10/30/98                                         100          100
Procter & Gamble Co.
   5.140% due 12/29/98                                       1,500        1,480
                                                                    -----------
                                                                         22,064
                                                                    ===========

Repurchase Agreements 0.7%
State Street Bank
   4.750% due 10/01/98                                      24,945       24,945
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 6.375% 03/31/01 valued at $25,446,625.
   Repurchase proceeds are $24,948,291.)


First Boston
   5.150% due 10/01/98                                     134,400      134,400
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 4.500% 09/30/00 valued at $137,759,040.
   Repurchase proceeds are $134,419,227.)
                                                                    -----------
                                                                        159,345
                                                                    ===========
U.S. Treasury Bills(b)(g) 0.5%
   4.959% due 12/03/98-08/19/99                            117,076      116,369
                                                                    -----------

Total Short-Term Instruments                                            329,778
(Cost $329,617)                                                     ===========


Total Investments(a) 123.6%                                         $27,642,164
(Cost $27,332,479)

Written Options(e) (0.2%)                                               (51,236)
(Premiums $15,248)

Other Assets and Liabilities (Net) (23.4%)                           (5,224,865)
                                                                    -----------

Net Assets 100.0%                                                   $22,366,063
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $  498,202

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (188,517)
                                                                    -----------

Unrealized appreciation-net                                         $  309,685
                                                                    ===========

(b) Securities with an aggregate market value of $116,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
Type                                             Contracts         Appreciation
--------------------------------------------------------------------------------
Eurodollar March Futures (03/01)                        50          $       122
Eurodollar March Futures (03/02)                     2,682                4,735
Eurodollar June Futures (06/01)                         50                  116
Eurodollar June Futures (06/02)                      1,075                1,627
Eurodollar September Futures (09/00)                 1,050                2,780
Eurodollar September Futures (09/01)                 1,707                3,557
Eurodollar December Futures (12/00)                  1,050                2,546
Eurodollar December Futures (12/01)                  1,607                2,810
U.S. Treasury 5 Year Note (12/98)                   11,754               43,403
U.S. Treasury 10 Year Note (12/98)                  33,667              122,508
U.S. Treasury 10 Year Note (03/99)                      37                  174
U.S. Treasury 30 Year Bond (12/98)                  16,553               52,066
U.S. Treasury 30 Year Bond (12/99)                     500                2,051
United Kingdom 90 Day LIBOR (12/98)                  4,472                1,404
United Kingdom 90 Day LIBOR (03/99)                  1,000                  403
United Kingdom 90 Day LIBOR (12/99)                    562                1,306
                                                                    -----------
                                                                    $   241,608
                                                                    ===========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                              Principal
                                 Amount                              Unrealized
                             Covered by         Expiration        Appreciation/
Type                           Contract              Month       (Depreciation)
-------------------------------------------------------------------------------
Sell           BP                19,798              10/98          $   (1,327)
Sell           C$               137,761              10/98                 339
Sell           DM                 8,475              11/98                (352)
Sell           N$                19,132              12/98                (190)
                                                                    -----------
                                                                    $   (1,530)
                                                                    ===========



56  See accompanying notes

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Premiums received on written options:

Type                                            Par       Premium         Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 128.00 Exp. 11/21/98        $     3,365   $     1,634   $    13,512
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 112.00 Exp. 11/21/98              1,000           510            16
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 130.00 Exp. 11/21/98              3,000           828         7,922
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 114.00 Exp. 11/21/98              1,500           578            23
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.51 Exp. 02/19/99              1,270           139         1,543
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.62 Exp. 02/19/98               2,540           278            13
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.79 Exp. 02/19/98                300            40           294
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.96 Exp. 02/19/99                 600            61             7
Call - CBOT U.S. Treasury Bond March Futures
   Strike @ 138.00 Exp. 02/20/99              1,500           660         1,219
Call - OTC Sanwa Communications
   Strike @ 1,270.00 Exp. 02/26/99              465         1,137            17
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.53 Exp. 02/26/99              2,500           313         2,982
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.66 Exp. 02/26/99               5,000           547            30
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.25 Exp. 08/20/99              1,270           466         4,279
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 97.97 Exp. 08/20/99               2,540         1,012            41
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 98.59 Exp. 08/20/99               5,000         1,719           135
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.79 Exp. 08/20/99              2,500         1,172         7,347
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.60 Exp. 08/27/99              2,500           858         7,720
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.60 Exp. 08/27/99              1,300           446         4,014
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 97.94 Exp. 08/27/99               7,600         2,850           122
                                                      --------------------------
                                                      $    15,248   $    51,236
                                                      ==========================

(f) Principal amount denoted in indicated currency:

           A$ - Australian Dollar
           AP - Argentine Peso
           BP - British Pound
           C$ - Canadian Dollar
           DM - German Mark
           FF - French Franc
           JY - Japanese Yen
           N$ - New Zealand Dollar

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1998:


                                     Contract         Notional       Unrealized
Type                              Spread Lock           Amount     Appreciation
--------------------------------------------------------------------------------

Receive the 10-year Swap Spread and pay a fixed rate.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                          0.3700    $     120,000    $       1,967

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount     Depreciation
--------------------------------------------------------------------------------

Receive fixed rate equal to 6.405% and
pay floating rate based on 6 month A$-LIBOR.

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                  A$      137,000    $       3,979

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                  JY   24,500,000          (17,133)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/08                                  JY   11,635,000           (7,840)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                  JY    7,563,000           (5,146)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/08                                  JY    7,000,000              837

                                                                  --------------
                                                                  $     (25,303)
                                                                  ==============


                                                      See accompanying notes  57

Schedule of Investments
Real Return Bond Fund
September 30, 1998 (Unaudited)                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 19.9%
--------------------------------------------------------------------------------

Banking & Finance 16.1%
Ford Motor Credit Corp.
   5.813% due 02/13/03(c)                               $      350   $      351
HRPT Properties Trust
   6.288% due 07/09/99(c)                                      250          250
J.P. Morgan & Co.
   6.189% due 02/15/12(f)                                      350          334
Residential Reinsurance
   9.848% due 06/01/99(c)                                      357          355
Salomon, Smith Barney Holdings
   3.650% due 02/14/02(f)                                      103          100
Toyota Motor Credit Corp.
   5.388% due 02/15/02(f)                                      400          390
                                                                     -----------
                                                                          1,780
                                                                     ===========
Industrials 3.8%
Langdell
   9.978% due 07/30/99(c)                                      200          199
Petroleos Mexicanos
  11.157% due 07/15/05(c)                                      250          218
                                                                     -----------
                                                                            417
                                                                     -----------
Total Corporate Bonds & Notes                                             2,197
                                                                     ===========
(Cost $2,242)

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 37.0%
--------------------------------------------------------------------------------

Federal Home Loan Bank
   5.388% due 02/15/02(c)                                    1,350        1,324
Federal National Mortgage Assn.
   5.328% due 03/13/02(c)                                    2,000        1,964
New York City
   6.023% due 08/01/02(c)                                      196          196
Student Loan Marketing Assn.
   4.847% due 02/20/00(c)                                      250          248
   5.607% due 07/25/04(c)                                      153          152
   5.637% due 10/25/04(c)                                      193          193
                                                                     -----------
Total U.S. Government Agencies                                            4,077
                                                                     ===========
(Cost $4,034)

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 73.3%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.375% due 01/15/07(f)                                    4,120        4,057
   3.625% due 04/15/28(f)                                    4,036        4,026
                                                                     -----------
Total U.S. Treasury Obligations                                           8,083
                                                                     ===========
(Cost $7,949)

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 6.0%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
   6.500% due 01/25/28                                         100          107
Federal Housing Administration 3.0%
   7.430% due 12/01/20                                         311          330
Federal National Mortgage Association 2.0%
   6.500% due 06/25/09                                         223          223
                                                                     -----------
Total Mortgage-Backed Securities                                            660
                                                                     ===========
(Cost $642)

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 7.6%
--------------------------------------------------------------------------------

Capital Equipment Receivables Trust
   6.030% due 02/15/00                                         248          249
First Plus Home Loan Trust
   5.765% due 10/10/06(c)                                       94           94
IMC Home Equity Loan Trust
   5.796% due 05/21/12(c)                                      163          164
NationsBank Auto Owner Trust
   6.375% due 07/15/00                                         115          115
Pacific Southwest Bank
   6.060% due 06/15/02                                          73           73
Premiere Auto Trust
   6.150% due 03/06/00                                         139          139
                                                                     -----------
Total Asset-Backed Securities                                               834
                                                                     ===========
(Cost $832)

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(e) 2.0%
--------------------------------------------------------------------------------

Commonwealth of Canada
   4.250% due 12/01/26(f)                             C$        99           67
Commonwealth of New Zealand
   4.500% due 02/15/16(f)                             N$       300          158
                                                                     -----------
Total Foreign Currency-Denominated Issues                                   225
                                                                     ===========
(Cost $223)

--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------

Sanwa Communications (OTC)
   Strike @ 1,270.00 Exp. 02/26/99                    JY        35            1
                                                                     -----------
Total Purchased Call Options                                                  1
                                                                     ===========
(Cost $47)

--------------------------------------------------------------------------------
 PREFERRED STOCK 0.6%
--------------------------------------------------------------------------------

                                                            Shares
Sanwa International
   0.000% due 01/01/00                                  15,000,000           67
                                                                     -----------
Total Preferred Stock                                                        67
(Cost $88)                                                           ===========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 25.1%
--------------------------------------------------------------------------------

                                                         Principal
                                                            Amount
                                                            (000s)
Commercial Paper 23.6%
Federal Home Loan Mortgage Corp.
   5.240% due 10/16/98                                 $       100          100
Federal Housing Administration
   5.888% due 10/29/98                                       2,500        2,500
                                                                     -----------
                                                                          2,600
                                                                     ===========
Repurchase Agreement 1.4%
State Street Bank
   4.750% due 10/01/98                                         154          154
                                                                     -----------
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Bond 6.500% 11/15/26 valued at $162,527.
   Repurchase proceeds are $154,020.)

U.S. Treasury Bills 0.1%
   4.920% due 12/03/98                                          10           10
                                                                     -----------

Total Short-Term Instruments                                              2,764
                                                                     ===========
(Cost $2,764)

Total Investments (a) 171.5%                                         $   18,908
(Cost $18,821)

Written Options (d) (0.0%)                                                   (1)
(Premiums $88)

Other Assets and Liabilities (Net) (71.5%)                               (7,880)
                                                                     -----------

Net Assets  100.0%                                                   $   11,027
                                                                     ===========


58  See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $         290

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (203)
                                                                  --------------

Unrealized appreciation-net                                       $          87
                                                                  ==============

(b) Foreign forward currency contracts outstanding at September 30, 1998:

                                    Principal
                                       Amount                         Unrealized
                                   Covered by       Expiration     Appreciation/
Type                                 Contract            Month    (Depreciation)
--------------------------------------------------------------------------------

Buy                  C$                   265            10/98    $           3
Sell                                      380            10/98                1
Sell                 JY                11,074            12/98                3
Sell                 N$                   562            12/98               (7)
                                                                  --------------
                                                                  $           0
                                                                  ==============

(c) Variable rate security. The rate listed is as of September 30, 1998.

(d) Premiums received on written options:
                                                                          Market
Type                                           Par    Premiums             Value
--------------------------------------------------------------------------------

Call - OTC Sanwa Communications
    Strike @ 1,270.00 Exp. 02/26/99      JY     35    $     88    $           1

(e) Principal amount denoted in indicated currency:

       C$ -  Canadian Dollar
       JY -  Japanese Yen
       N$ -  New Zealand Dollar

(f) Principal amount of the security is adjusted for inflation.

                                                      See accompanying notes  59

Schedule of Investments


Low Duration Fund
September 30, 1998 (Unaudited)


                                                      Principal
                                                         Amount        Value
                                                         (000s)       (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 26.1%


Banking & Finance 11.6%
Associates Corp. of North America
   5.788% due 08/27/01(d)                          $      1,000  $     1,003
   6.875% due 06/20/02                                   20,000       21,258
   6.950% due 08/01/02                                    1,000        1,056
AT&T Capital Corp.
   5.950% due 02/16/99                                   50,000       50,077
   6.490% due 05/17/99                                   10,000       10,055
Banc One Corp.
   7.250% due 08/01/02                                      500          532
BankAmerica Corp.
   7.200% due 09/15/02                                      100          106
   7.875% due 12/01/02                                      100          109
Beneficial Corp.
   6.650% due 09/12/02                                    5,000        5,218
   6.575% due 12/16/02                                    5,440        5,673
CIT Group, Inc.
   6.200% due 10/20/00                                   50,000       50,825
   5.875% due 06/18/01                                   10,000       10,136
Citicorp
   9.750% due 08/01/99                                      100          103
Ford Motor Credit Corp.
   5.293% due 04/05/99(d)                                 1,000          997
   7.500% due 11/15/99                                      100          102
   5.968% due 03/21/01(d)                                 3,000        3,017
   6.520% due 08/12/02                                   13,000       13,551
General Motors Acceptance Corp.
   7.125% due 05/01/01                                   15,000       15,655
   5.520% due 09/19/01(d)                                 5,000        4,973
   5.694% due 12/10/01(d)                                 5,300        5,303
   5.813% due 04/29/02(d)                                 2,000        2,000
   5.788% due 11/12/02(d)                                17,400       17,380
   5.875% due 01/22/03                                      500          510
Great Western Financial
   8.600% due 02/01/02                                    4,000        4,395
Hitachi Credit America
   6.100% due 04/24/01                                   25,000       25,472
Household Finance Corp.
   6.490% due 04/09/01                                   20,000       20,498
   6.125%due 07/15/02                                    10,000       10,222
   7.625%due 01/15/03                                    10,849       11,723
Kemper Corp.
   8.800% due 11/01/98                                      100          100
Lehman Brothers, Inc.
   6.120% due 05/14/99(d)                                 5,000        5,005
   7.625% due 07/15/99(d)                                    50           50
   7.110% due 09/27/99                                       45           45
Merrill Lynch & Co.
   6.130% due 04/07/03                                    7,770        7,999
New England Educational Loan Marketing
   5.788% due 11/30/99                                   20,000       20,021
Okobank
   7.028% due 10/29/49(d)                                   750          756
PaineWebber
   7.000% due 03/01/00                                       50           51
Rothmans Holdings
   6.500% due 05/06/03                                   14,000       14,457
Salomon, Inc.
   6.700% due 12/01/98                                    1,250        1,252
   7.125% due 08/01/99                                    1,050        1,062
   7.750% due 05/15/00                                   19,000       19,621
   7.500% due 02/01/03                                    3,000        3,211
Salomon, Smith Barney Holdings
   7.875% due 10/01/99                                      100          102
SGE Associates
   8.070% due 07/20/00(k)                                12,258       12,671
Toyota Motor Credit Corp.
   5.388% due 02/15/02(h)                                11,600       11,297
Travelers Group, Inc.
   7.300% due 05/15/02                                   15,000       15,833
                                                                   -----------
                                                                     405,482
                                                                   ===========
Industrials 8.7%
American Home Products Corp.
   7.700% due 02/15/00                                      100          104
AMR Corp.
   8.100% due 11/01/98                                    2,000        2,004
   8.730% due 11/02/98                                    3,000        3,006
   9.750% due 03/15/00                                    5,000        5,317
   9.910% due 03/01/01                                    2,500        2,751
   9.440% due 05/15/01                                    5,000        5,480
   9.125% due 10/24/01                                    1,000        1,100
Century Communications Corp.
   0.000% due 03/15/03(i)                                 5,250        3,721
Delta Air Lines
   7.790% due 12/01/98                                    4,449        4,463
   9.800%due 12/16/00                                       250          271
  10.430%due 01/02/11                                       850        1,115
Federal-Mogul Corp.
   7.500% due 07/01/04                                   28,600       29,270
Ford Motor Co.
   9.000% due 09/15/01                                      500          554
Fred Meyer, Inc.
   7.150% due 03/01/03                                   10,500       10,504
Hertz Corp.
   6.625% due 07/15/00                                      100          102
IBM Corp.
   6.375% due 06/15/00                                      100          103
INDSPEC Chemical Corp.
   0.000% due 12/01/03(i)                                 4,625        4,787
ISP Holdings, Inc.
   9.750% due 02/15/02                                    3,000        3,180
Langdell
   9.978% due 07/30/99(d)(k)                              5,000        4,975
Minnesota Mining & Manufacturing Co.
   6.250% due 03/29/99                                      200          201
Noranda, Inc.
   6.563% due 08/18/00(d)                                 1,000        1,010
Occidental Petroleum
   6.400% due 04/01/03                                   15,945       16,586
Petroleos Mexicanos
  11.157% due 07/15/05(d)                                 5,000        4,363
Philip Morris Cos., Inc.
   9.000% due 01/01/01                                    7,000        7,529
   7.500% due 01/15/02                                      200          213
Racers
   6.156% due 01/11/99(d)                                10,400       10,394
RJR Nabisco
   8.625% due 12/01/02                                    4,000        4,186
Stater Brothers Holdings
  11.000% due 03/01/01                                    3,875        4,011
TCI Communications, Inc.
   6.200% due 03/11/03(d)                                 3,000        3,039
Tenet Healthcare Corp.
   7.875% due 01/15/03                                    4,300        4,429
   8.625% due 12/01/03                                    1,700        1,804
Time Warner, Inc.
   7.975% due 08/15/04                                   21,247       23,820
   8.110% due 08/15/06                                   42,495       48,939
   8.180% due 08/15/07                                   42,495       49,750
Yorkshire Power
   6.154% due 02/25/03                                   40,000       40,508
                                                                   -----------
                                                                     303,589
                                                                   ===========
Utilities 5.8%
Alabama Power
   7.250% due 08/01/07                                      100          104
California Energy
   9.875% due 06/30/03                                    3,750        4,145
  10.250% due 01/15/04                                      850          903
Central Maine Power Co.
   6.380% due 02/24/00                                   10,000       10,202
Cleveland Electric Illuminating Co.
   8.330% due 10/30/98                                    1,500        1,503
   8.170% due 11/30/98                                    2,000        2,007
   9.300% due 07/26/99                                    1,500        1,543

60  See accompanying notes

                                                      Principal
                                                         Amount        Value
                                                         (000s)        (000s)
--------------------------------------------------------------------------------
CMS Energy
   7.375% due 11/15/00                                   10,000        10,085
   7.625% due 11/15/04                                   14,500        14,914
Connecticut Light & Power
   7.750% due 06/01/02                                   11,700        12,280
   8.590% due 06/05/03(k)                                10,000        10,578
Consolidated Natural Gas Co.
   8.750% due 06/01/99                                      400           409
El Paso Electric Co.
   7.250% due 02/01/99                                    1,000         1,004
Flag Limited
   8.250% due 01/30/08                                    2,000         1,915
Illinois Power Co.
   6.250% due 07/15/02                                   10,000        10,309
   6.000% due 09/15/03                                   12,500        12,794
Long Island Lighting Co.
   7.300% due 07/15/99                                    4,500         4,567
   6.250% due 07/15/01                                    4,775         4,930
Louisiana Power & Light Co.
   7.740% due 07/01/02                                   10,500        10,719
New Orleans Public Service
   8.000% due 03/01/06                                      400           421
Niagara Mohawk Power
   7.000% due 10/01/00                                   22,000        22,270
   7.125% due 07/01/01                                    2,000         2,032
   7.250% due 10/01/02                                   10,000        10,199
   9.500% due 03/01/21                                    1,725         1,835
North Atlantic Energy
   9.050% due 06/01/02                                    4,930         5,225
Texas Utilities Co.
   6.750% due 04/01/03                                    3,875         4,123
WorldCom, Inc.
   6.125% due 08/15/01                                   40,000        41,091
                                                                   -----------
                                                                      202,107
                                                                   -----------
Total Corporate Bonds & Notes                                         911,178
(Cost $883,874)                                                    ===========

 MUNICIPAL BONDS & NOTES 0.4%

New York City Refunding Bonds, Series 1998 B
   5.900% due 08/01/00                                   13,000        13,152
                                                                   -----------
Total Municipal Bonds & Notes                                          13,152
(Cost $12,995)                                                     ===========

 U.S. GOVERNMENT AGENCIES 3.1%

Federal Home Loan Bank
   4.350% due 04/19/99(d)                                 3,000         2,988
Federal National Mortgage Assn
   5.720% due 01/29/01                                    2,000         2,003
Small Business Administration
   7.750% due 01/25/13(d)                                 1,012         1,044
   7.250% due 02/25/14(d)                                 1,234         1,282
Student Loan Marketing Assn
   5.684% due 06/30/00(d)                                46,000        46,024
   5.650% due 04/25/06(d)                                 4,952         4,934
   5.823% due 04/25/07(d)                                50,000        49,988
Tennessee Valley Authority
   0.000% due 10/15/98                                    1,000           998
                                                                   -----------
Total U.S. Government Agencies                                        109,261
(Cost $109,111)                                                    ===========

 U.S. TREASURY OBLIGATIONS 2.7%

Treasury Inflation Protected Securities
   3.625% due 07/15/02(h)                                94,764        95,209
                                                                   -----------
Total U.S. Treasury Obligations                                        95,209
(Cost $93,871)                                                     ===========

 MORTGAGE-BACKED SECURITIES 67.4%

Collateralized Mortgage Obligations 8.7%
American Southwest Financial
   5.500% due 06/02/99                                    6,906         7,020
Capstead Mortgage Corp.
   7.500% due 02/25/23                                      726           728
Chase Mortgage Financial Corp.
  10.000% due 11/25/09                                      713           736
Citicorp Mortgage Securities, Inc.
   9.500% due 10/25/15                                      355           356
Collateralized Mortgage Obligation Trust
   6.187% due 01/20/03(d)                                    17            17
   7.985% due 05/01/17                                   12,743        12,770
   9.500% due 06/25/20                                      503           523
Countrywide
   6.250% due 07/25/09                                    1,400         1,420
   6.750% due 06/25/28                                   15,103        15,210
   6.250% due 01/25/35(d)                                 9,260         9,284
Dime Savings
   7.119% due 11/01/18(d)                                 2,659         2,452
Donaldson, Lufkin & Jenrette
  11.000% due 08/01/19                                    1,347         1,501
   7.978% due 05/25/24(d)                                 2,504         2,541
Federal Home Loan Mortgage Corp.
  10.000% due 09/15/09                                       14            15
  12.500% due 09/30/13                                    1,139         1,274
   6.250% due 07/15/14                                    4,431         4,447
   7.000% due 04/25/15                                      125           124
  11.000% due 11/30/15                                    7,092         8,368
  10.000% due 07/15/19                                      439           487
   5.650% due 11/15/19                                      295           295
   9.000% due 11/15/19                                    1,812         1,854
   7.500% due 04/15/20                                    2,900         2,970
   8.000% due 04/15/20                                    1,746         1,767
  10.000% due 05/15/20                                      330           358
   7.500% due 12/15/20                                    2,000         2,040
   9.000% due 12/15/20                                    6,284         6,616
   9.500% due 01/15/21                                    2,065         2,234
   8.000% due 04/15/21                                    2,321         2,415
   9.000% due 05/15/21                                      398           426
Federal National Mortgage Assn
   8.950% due 05/25/03                                       75            78
   9.000% due 07/25/03                                      567           587
   9.400% due 07/25/03                                      124           131
   5.750% due 02/25/05                                    2,027         2,024
   6.875% due 06/25/09                                    2,881         2,920
   5.750% due 04/25/16                                    1,765         1,761
   8.750% due 05/25/19                                       98           102
   9.300% due 05/25/19                                       23            24
   9.000% due 07/25/19                                      350           358
   9.500% due 03/25/20                                    3,038         3,667
   9.500% due 05/25/20                                    1,450         1,668
   8.000% due 07/25/20                                    1,540         1,543
   9.000% due 03/25/21                                    6,246         6,780
   9.000% due 04/25/21                                      218           236
   8.000% due 03/25/22                                      117           120
   5.000% due 01/25/24                                      311           310
   8.500% due 04/01/25                                    6,343         6,624
   8.500% due 03/18/27                                    3,406         3,444
   6.488% due 02/01/28(d)                                12,510        12,902
Fleet Mortgage
   7.200% due 10/25/23                                      539           547
General Electric Capital Mortgage
   6.750% due 12/25/12                                    6,996         7,110
   6.350% due 03/25/17                                    3,705         3,699
   6.500% due 07/25/18                                       38            38
Glendale Federal Savings & Loan
   7.308% due 03/25/30(d)                                 2,063         2,090
Greenwich
   8.719% due 11/25/24(d)                                 1,269         1,334
Homestead Mortgage Acceptance Corp.
  11.450% due 09/01/15                                    1,137         1,213


                                                      See accompanying notes  61

Low Duration Fund
September 30, 1998 (Unaudited)


                                                    Principal
                                                       Amount        Value
                                                       (000s)       (000s)
--------------------------------------------------------------------------------
Independent National Mortgage Corp.
   8.195% due 11/25/24(d)                           $   2,673    $   2,773
Mellon Residential Funding Corp.
   6.400% due 05/25/28                                  2,661        2,691
NationsBank Corp.
   6.125% due 10/20/13                                 40,000       40,038
Nomura Asset Securities Corp.
   6.625% due 01/25/09                                  2,830        2,856
Norwest Mortgage
  12.375% due 01/01/14                                    190          196
  12.500% due 02/01/14                                    561          600
  12.250% due 04/01/14                                    310          318
PNC Mortgage Securities Corp.
   6.500% due 02/25/28                                 11,969       12,121
Prudential Bache
   6.153% due 09/01/18(d)                                  40           40
   8.400% due 03/20/21                                  6,260        6,595
Prudential Home
   6.500% due 02/25/00                                      7            7
   7.500% due 09/25/07                                    878          912
   7.000% due 11/25/07                                    815          817
   7.000% due 01/25/08                                 10,000       10,294
   7.000% due 06/25/23                                  3,014        3,099
   6.050% due 04/25/24                                    376          376
Prudential Securities
   8.000% due 12/25/20                                    315          318
Residential Funding
   6.500% due 06/25/08                                  3,000        3,024
   6.500% due 04/25/09                                     94           95
   5.899% due 07/01/19(d)                               1,158        1,136
   7.033% due 09/01/19(d)                                 181          179
Resolution Trust Corp.
   6.817% due 09/25/19(d)                               1,855        1,853
   6.073% due 01/25/21(d)                                 187          186
   6.518% due 09/25/21(d)                                 843          841
   6.979% due 10/25/21(d)                                 171          172
   6.999% due 10/25/21(d)                               1,003        1,000
   8.625% due 10/25/21                                 21,382       21,357
   7.088% due 03/25/22(d)                               2,259        2,251
  10.000% due 05/25/22                                     90           91
   6.900% due 02/25/27                                  5,539        5,406
   6.113% due 09/27/27(d)                               2,219        2,187
   9.000% due 09/25/28                                    227          232
   7.647% due 10/25/28(d)                                 133          137
Ryland Acceptance Corp.
   9.450% due 10/01/16                                    167          166
   8.000% due 03/01/18                                  2,453        2,545
Salomon Brothers Mortgage Securities
   7.096% due 12/25/17(d)                               2,391        2,394
   9.549% due 10/25/18(d)                               3,530        3,817
   8.245% due 03/25/24(d)                               2,537        2,601
Sears Mortgage
   7.882% due 08/25/23(d)                                 524          536
Securitized Asset Sales, Inc.
   6.750% due 08/25/25                                  7,622        7,672
Shearson Lehman
   9.600% due 03/25/21                                    826          824
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/28                                  6,000        6,097
                                                                 ----------
                                                                   302,408
                                                                 ==========
Federal Home Loan Mortgage Corporation 22.5%
   4.750% due 06/01/01                                     10           10
   5.500% due 04/01/07                                      3            3
   5.750% due 01/15/08                                  7,820        7,915
   6.000% due 03/01/11-10/14/28(f)                    270,846      270,932
   6.130% due 01/01/17-06/01/17(d)(f)                     661          669
   6.131% due 11/01/14-06/01/30(d)(f)                   7,547        7,632
   6.143% due 05/01/17(d)                                 195          197
   6.153% due 01/01/30-12/01/30(d)(f)                   3,841        3,888
   6.159% due 02/01/16(d)                                 127          128
   6.166% due 10/01/30(d)                                 391          396
   6.250% due 01/01/20(d)                                 254          257
   6.500% due 04/01/00-10/14/28(f)                    265,683      270,383
   6.750% due 03/01/17(d)                                 306          312
   7.000% due 01/01/17(d)                                  65           66
   7.250% due 07/01/07                                      1            1
   7.277% due 02/01/20(d)                               3,550        3,626
   7.496% due 07/01/18(d)                                 566          592
   7.500% due 09/01/06                                    121          122
   7.650% due 12/01/22(d)                               1,413        1,469
   7.697% due 09/01/23(d)                                 522          544
   7.705% due 06/01/24(d)                               1,291        1,318
   7.719% due 11/01/22(d)                               2,617        2,682
   7.737% due 10/01/23(d)                               2,475        2,558
   7.744% due 11/01/23(d)                               1,462        1,511
   7.832% due 03/01/24(d)                                 193          202
   7.840% due 01/01/24(d)                               3,265        3,378
   7.982% due 01/01/24(d)                               1,682        1,715
   8.000% due 07/01/06-06/01/27(f)                    165,192      170,857
   8.250% due 10/01/07-11/01/07(f)                         45           47
   8.500% due 07/01/01-11/01/25(f)                     28,225       29,422
   8.750% due 02/01/01-04/01/02(f)                         60           63
   9.000% due 05/01/02-07/01/04(f)                         62           64
   9.250% due 07/01/01                                      5            5
   9.500% due 03/01/01-12/01/04(f)                        105          112
   9.750% due 03/01/01-11/01/08(f)                      1,064        1,137
  10.000% due 04/01/01-04/01/15(f)                         18           19
  10.500% due 07/01/00-02/01/16(f)                         86           93
  10.750% due 10/01/00-08/01/11(f)                        527          574
  11.500% due 10/01/15                                      2            2
  11.750% due 11/01/10-08/01/15(f)                         18           20
  14.000% due 09/01/12-04/01/16(f)                         15           16
  14.500% due 12/01/10                                      6            7
  15.000% due 08/01/11-12/01/11(f)                          5            5
  15.500% due 11/01/11                                      1            1
                                                                 ----------
                                                                   784,950
                                                                 ==========
Federal Housing Administration 0.4%
   6.950% due 04/01/14                                  2,257        2,362
   7.400% due 03/15/19                                    130          134
   7.421% due 11/01/19                                    709          729
   7.430% due 10/01/19-12/01/21(f)                     11,763       12,286
                                                                 ----------
                                                                    15,511
                                                                 ==========
Federal National Mortgage Association 13.7%
 6.000% due 05/01/11-12/25/20(f)                          855          859
 6.130% due 06/01/14-07/01/17(d)(f)                     7,341        7,420
 6.131% due 07/01/14-05/01/31(d)(f)                    27,654       27,963
 6.133% due 07/01/24(d)                                 1,473        1,490
 6.134% due 07/01/20(d)                                 1,003        1,014
 6.135% due 02/01/24(d)                                 1,059        1,071
 6.142% due 08/01/29(d)                                   893          903
 6.143% due 05/01/36(d)                                 1,536        1,558
 6.150% due 04/01/18(d)                                 8,010        8,093
 6.153% due 08/01/20(d)                                 1,053        1,065
 6.164% due 06/01/24(d)                                    62           63
 6.175% due 08/01/23(d)                                 1,136        1,149
 6.288% due 04/25/22(d)                                   357          360
 6.500% due 06/01/08-10/14/28(f)                       39,918       39,280
 6.774% due 01/01/21(d)                                   706          715
 6.956% due 11/01/17(d)                                   483          494
 7.000% due 10/01/01-09/01/07(f)                          234          239
 7.176% due 11/01/18(d)                                   256          264
 7.245% due 07/01/17(d)                                   826          853
 7.500% due 04/01/24-05/01/24(f)                       15,051       15,550
 7.683% due 04/01/24(d)                                 3,692        3,835
 7.898% due 01/01/24(d)                                 4,522        4,713
 7.914% due 01/01/24(d)                                    71           75
 7.960% due 07/01/23(d)                                 3,019        3,138
 7.998% due 10/01/24(d)                                 8,491        8,748
 8.000% due 03/01/04-12/01/25(f)                       11,621       12,089
 8.500% due 03/01/08-08/01/26(f)                      317,932      331,961
10.000% due 02/01/04-06/01/19(f)                        2,154        2,330
10.500% due 06/01/05-11/01/05(f)                          312          336
11.000% due 10/01/98-09/01/00(f)                           11           11
11.250% due 12/01/10-10/01/15(f)                          256          287
11.750% due 01/01/14-01/01/16(f)                           40           48
12.000% due 01/01/15-10/01/15(f)                           10           11
12.750% due 02/01/14-11/01/14(f)                           87          102
13.000% due 07/01/15                                        9           10
13.250% due 09/01/11                                       20           23
13.500% due 04/01/14                                        9           11


62  See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------


  14.500% due 08/01/14                                    42            51
  15.500% due 10/01/12-12/01/12(f)                        77            96
  15.750% due 12/01/11                                    41            49
  16.000% due 09/01/12-12/01/12(f)                        22            28
                                                                 ----------
                                                                   478,355
                                                                 ==========
Government National Mortgage Association 20.2%
   6.000% due 08/20/26(d)                                824           839
   6.500% due 05/15/23-10/21/28(d)(f)                277,079       283,153
   6.550% due 11/15/13                                    22            22
   6.875% due 04/20/16-06/20/27(d)(f)                 78,898        80,529
   7.000% due 03/15/11-09/20/26(d)(f)                159,933       163,234
   7.500% due 02/15/22-01/15/27(f)                   121,603       126,413
   8.000% due 07/15/04-12/15/25(f)                    44,924        47,478
   8.500% due 04/15/22                                    17            18
   9.750% due 07/15/13-02/15/20(f)                     1,117         1,222
  11.250% due 10/15/00                                     4             5
  11.750% due 07/15/13-08/15/15(f)                       129           145
  12.000% due 06/20/15                                    18            20
  12.250% due 01/15/14-03/15/14(f)                       279           325
  13.000% due 10/15/13                                    15            17
  13.500% due 05/15/11-11/15/12(f)                        29            34
  16.000% due 12/15/11-04/15/12(f)                        71            86
                                                                 ----------
                                                                   703,540
                                                                 ==========
Other Mortgage-Backed Securities 1.2%
First Boston Mortgage Securities Corp.
   8.300% due 08/20/09                                   216           218
Glendale Federal Savings & Loan
  11.000% due 03/01/10                                    20            21
Goldman Sachs Mortgage Securities
   7.750% due 05/19/27                                14,412        15,196
Great Western Savings & Loan
   6.180% due 12/01/17(d)                                462           460
Home Savings of America
   5.838% due 05/25/27(d)                              1,863         1,831
   5.901% due 09/25/28(d)                              1,310         1,296
Imperial Savings & Loan
   8.844% due 07/25/17(d)                                 48            48
   9.900% due 02/25/18                                   553           588
MDC Mortgage Funding
   8.696% due 01/25/25(d)                                691           715
Resolution Trust Corp.
   7.290% due 05/25/19(d)                              5,277         5,254
   7.300% due 08/25/19(d)                              4,945         4,946
  10.334% due 08/25/21(d)                                822           857
   9.500% due 05/25/24                                   196           195
   6.259% due 10/25/28(d)                              2,741         2,806
   7.307% due 05/25/29(d)                              2,972         3,063
Salomon Brothers Mortgage Securities
  11.500% due 09/01/15                                   678           737
   8.046% due 12/25/17(d)                                305           299
Sears Mortgage
  12.000% due 02/25/14                                   109           109
   7.416% due 10/25/22(d)                              3,691         3,733
Western Federal Savings & Loan
   6.514% due 06/25/18(d)                                 16            16
   6.631% due 11/25/18(d)                                147           148
  10.069% due 02/01/20(d)(k)                              53            55
                                                                 ----------
                                                                    42,591
                                                                 ==========
Stripped Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 07/15/04                                   314             4
   6.250% due 09/15/04                                 2,416            64
   6.000% due 02/15/06                                 3,388           116
   9.982% due 07/15/06                                    49           434
  10.195% due 08/15/06                                    13           154
  11.944% due 12/15/06                                    27           411
   6.000% due 10/15/07                                 1,868           129
   6.000% due 02/15/08                                 5,649           405
   6.500% due 02/25/13                                   418
   6.500% due 08/25/13                                 2,578            45
   7.000% due 08/15/18                                 7,321           521
   7.500% due 12/15/18                                 4,308            89
   7.000% due 04/15/19                                 3,255           144
   6.500% due 05/15/19                                10,341           794
   6.500% due 06/15/19                                 9,341           544
  10.496% due 04/15/21                                   22            407
   6.500% due 04/15/22                                 6,446           574
   7.000% due 05/15/23                                   637            70
   4.000% due 01/15/24                                20,919         5,274
Federal National Mortgage Assn. (IO)
   6.000% due 07/25/05                                 1,476            60
   7.272% due 09/25/06                                    57           728
   6.000% due 02/25/08                                 7,233           544
  56.000% due 11/01/08                                    39           148
   0.100% due 03/25/09(d)                             29,501           478
   6.500% due 03/25/09                                10,898         1,263
   8.815% due 06/25/16                                    48           263
   9.987% due 12/25/18                                    10            51
   7.500% due 03/25/19                                 5,928           265
   6.500% due 05/25/19                                10,000         1,133
   6.500% due 04/25/20                                19,608         1,477
   7.000% due 05/25/21                                10,630           798
   8.598% due 02/25/22                                    43           622
   6.500% due 03/25/23                                 6,986           748
   4.875% due 03/25/24(d)                             12,336         1,048
Federal National Mortgage Assn. (PO)
   0.000% due 07/25/22                                 2,770         2,700
   0.000% due 09/25/22                                    60            55
Prudential Home (IO)
   0.300%  due 04/25/09(d)                            78,078           486
Resolution Trust Corp. (PO)
   0.000% due 09/25/00                                   555           557
                                                                 ----------
                                                                    23,603
                                                                 ----------
Total Mortgage-Backed Securities                                 2,350,958
(Cost $2,310,836)                                                ==========

 ASSET-BACKED SECURITIES 1.1%

Citicorp Mortgage Securities, Inc.
   6.750% due 05/25/28                                 6,266         6,433
CMC Securities Corp.
   7.250% due 11/25/27                                 8,927         9,250
Delta Air Lines Equipment Trust
  10.430% due 01/02/11                                   960         1,259
Norwest Asset Securities Corp
   6.250% due 10/25/13                                20,000        20,122
SCFC Boat Loan Trust
   7.050% due 04/15/07                                    39            39
United Air Lines Equipment Trust
  10.850% due 02/19/15                                 1,500         2,081
                                                                 ----------
Total Asset-Backed Securities                                       39,184
(Cost $54,546)                                                   ==========

 SOVEREIGN ISSUES 4.7%

Banco Nacional de Obra y Servicios
   6.875% due 10/01/98                                10,000        10,000
Government of Brazil
   6.625% due 04/15/06(d)                              2,425         1,382
   6.688% due 04/15/12(d)                             18,500         9,250
   8.000% due 04/15/14                                 6,961         4,133
Hydro Quebec
   9.000% due 03/07/01                                 7,000         7,619
Nacional Financiera
   6.250% due 12/03/98(d)                              1,500         1,500
  10.625% due 11/22/01                                 7,500         6,769
Province of Quebec
   5.563% due 10/26/01(d)                                250           247
Republic of Argentina
   8.750% due 12/13/98                                15,000        14,700
   5.688% due 04/01/00(d)                                848           669
   6.625% due 03/31/05(d)                             67,774        53,541
Republic of Korea
   8.031% due 04/07/99(d)                             40,000        38,350
United Mexican States
   5.820% due 06/28/01                                10,000         8,955
   6.780% due 06/27/02(d)                              9,000         7,853
                                                                 ----------
Total Sovereign Issues                                             164,968
(Cost $175,381)                                                  ==========


                                                      See accompanying notes  63

Low Duration Fund
September 30, 1998 (Unaudited)


                                             Principal
                                                Amount                 Value
                                                (000s)                (000s)

FOREIGN CURRENCY-DENOMINATED ISSUES (c)(g) 1.0%

Commonwealth of Canada
   8.750% due 12/01/05                 C$        1,150          $        924
   4.250% due 12/01/26(h)                       52,051                35,112
                                                                ------------
Total Foreign Currency-Denominated Issues                             36,036
(Cost $41,249)                                                  ============

 PURCHASED CALL OPTIONS 0.2%

U.S. Treasury Note (OTC)
   5.375% due 07/31/00
   Strike @ 99.99 Exp. 02/26/99              $ 250,000                 4,200
   6.625% due 06/30/01
   Strike @ 96.46 Exp. 11/12/98                 30,000                 2,556
                                                                ------------
Total Purchased Call Options                                           6,756
(Cost $3,075)                                                   ============

 PURCHASED PUT OPTIONS 0.0%

U.S. Treasury 5 Year Note December Futures (CBOT)
   Strike @ 106.00 Exp. 11/21/98                 2,000                    31
                                                                ------------
Total Purchased Put Options                                               31
(Cost $73)                                                      ============

 PREFERRED STOCK 1.8%


                                                Shares
Home Ownership Funding
   0.133% due 01/01/00                           3,000                 3,008
Rhone-Poulenc SA
   2.031% due 01/01/00                          13,000                   326
SI Financing Trust
   2.375% due 01/01/00                         806,600                21,577
TCI Communications, Inc.
   2.180% due 01/01/00                       1,000,000                25,438
   2.430% due 01/01/00                         200,000                 5,450
   2.500% due 01/01/00                         300,000                 8,194
                                                                ------------
Total Preferred Stock                                                 63,993
(Cost $64,818)                                                  ============

 SHORT-TERM INSTRUMENTS 8.7%


                                             Principal
                                                Amount
                                                (000s)
Commercial Paper 6.1%
E.I. Du Pont de Nemours
   5.460% due 11/03/98                       $  20,000                19,900
   5.460% due 12/04/98                          18,400                18,227
Emerson Electric Co.
   5.520% due 10/21/98                          10,000                 9,969
Ford Motor Credit Corp.
   5.500% due 10/06/98                          10,000                 9,993
   5.520% due 10/16/98                           1,300                 1,298
   5.480% due 11/18/98                           2,700                 2,675
   5.480% due 12/02/98                          12,000                11,891
   5.390% due 01/08/99                           2,000                 1,971
   5.420% due 01/08/99                           1,300                 1,281
General Electric Capital Corp.
   5.500% due 11/17/98                           6,000                 5,957
   5.490% due 11/19/98                          11,900                11,811
   5.520% due 11/19/98                           4,700                 4,665
General Motors Acceptance Corp.
   5.510% due 11/16/98                           6,000                 5,958
KFW International Finance, Inc.
   5.930% due 10/28/98                           7,000                 6,972
Motorola, Inc.
   5.480% due 12/03/98                          26,000                25,760
National Rural Utilities Cooperative
   5.510% due 10/14/98                           8,600                 8,583
   5.540% due 10/20/98                           4,000                 3,988
   5.500% due 10/22/98                           9,200                 9,170
   5.470% due 11/09/98                           6,000                 5,965
New Center Asset Trust
   5.530% due 10/26/98                          16,800                16,736
   5.510% due 11/19/98                           3,900                 3,871
   5.480% due 12/16/98                           3,500                 3,460
Pfizer, Inc.
   5.500% due 10/20/98                          10,000                 9,971
Procter & Gamble Co.
   5.240% due 11/09/98                           8,500                 8,452
   5.400% due 12/29/98                           5,100                 5,034
Shell Oil Co.
   5.490% due 10/13/98                             110                   110
                                                                ------------
                                                                     213,668
                                                                ============
Repurchase Agreements 2.4%
State Street Bank
   4.750% due 10/01/98                          21,333                21,333
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 5.750% 08/15/03
   valued at $21,764,290. Repurchase
   proceeds are $21,335,815.)

First Boston
   5.150% due 10/01/98                          64,000                64,000
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 4.500% 09/30/00
   valued at $65,599,256. Repurchase
   proceeds are $64,009,156.)
                                                                ------------
                                                                      85,333
                                                                ============
U.S. Treasury Bills (b)(f) 0.2%
   4.984% due 10/15/98-12/03/98                  5,315                 5,296
                                                                ------------

Total Short-Term Instruments                                         304,297
(Cost $304,271)                                                 ============

Total Investments (a) 117.2%                                    $  4,095,023
(Cost $4,054,100)

Written Options (e) (0.0%)                                            (3,013)
(Premiums $859)

Other Assets and Liabilities (Net) (17.2%)                          (599,807)
                                                                ------------

Net Assets 100.0%                                               $  3,492,203
                                                                ============


Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized
appreciation (depreciation) of investments based on
cost for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                       $     68,350

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          (27,427)
                                                                ------------

Unrealized appreciation-net                                     $     40,923
                                                                ============


64  See accompanying notes

(b) Securities with an aggregate market value of $5,296 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:


                                                                  Unrealized
Type                                         Contracts          Appreciation
----------------------------------------------------------------------------
Eurodollar September Futures (09/00)               950          $      2,491
Eurodollar December Futures (12/00)              1,380                 3,508
Eurodollar March Futures (03/01)                 1,380                 3,381
Eurodollar June Futures (06/01)                  1,880                 4,268
Eurodollar September Futures (09/01)               440                   913
Eurodollar December Futures (12/01)                440                   847
Eurodollar March Futures (03/02)                   440                   814
Eurodollar June Futures (06/02)                    440                   770
United Kingdom 90 Day LIBOR (03/99)                500                   174
United Kingdom 90 Day LIBOR (06/99)             12,500                   382
                                                                ------------
                                                                $     17,548
                                                                ============

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                    Principal
                                       Amount
                                   Covered by      Expiration     Unrealized
Type                                 Contract           Month   Appreciation
--------------------------------------------------------------------------------
Sell                     C$            53,696           10/98            132

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Premiums received on written options:

Type                                          Par     Premium          Value
--------------------------------------------------------------------------------
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.66 Exp. 02/19/98          $  5,000     $   546        $    30
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.53 Exp. 02/26/99            2,500         313          2,983
                                                      --------------------------
                                                      $   859        $ 3,013
                                                      ==========================

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount denoted in indicated currency:

       C$ -  Canadian Dollar

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Swap agreements outstanding at September 30, 1998:

                                       Fixed         Notional     Unrealized
Type                                Rate (%)           Amount   Appreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread
and pay a fixed rate. The 10-year
Swap Spread is the difference
between the 10-year Swap Rate
and the 10-year Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                         0.3700           24,000            393

(k) Restricted security.


                                                      See accompanying notes 65

Schedule of Investments

Short-Term Fund
September 30, 1998 (Unaudited)

                                     Principal
                                        Amount        Value
                                        (000s)       (000s)

 CORPORATE BONDS & NOTES 23.5%


Banking & Finance 16.7%
AT&T Capital Corp.
   5.850% due 01/05/99                             3,585                3,588
Bankers Trust
   5.788% due 05/11/03(d)                         11,000               11,019
Capital One Bank
   6.740% due 05/31/99                               875                  880
Caterpillar Financial
   5.400% due 04/01/99(d)                          2,000                2,002
Chrysler Financial Corp.
   5.625% due 01/15/99                               570                  570
Dean Witter Discover
   5.938% due 02/13/01(d)                          5,000                5,009
Donaldson, Lufkin & Jenrette
   6.438% due 01/05/99 (d)                           613                  614
Ford Motor Credit Corp.
   5.480% due 11/09/98(d)                          2,600                2,600
   5.330% due 03/23/99(d)                          1,000                  999
   5.293% due 04/05/99(d)                          1,500                1,496
   7.750% due 10/01/99                             1,795                1,835
General Motors Acceptance Corp.
   8.400% due 10/15/99                             2,450                2,525
   5.772% due 01/08/02(d)                          1,000                  999
   5.788% due 08/18/03(d)                          1,575                1,575
Goldman Sachs & Co.
   5.748% due 07/31/00(d)                          8,000                8,005
Heller Financial, Inc.
   5.738% due 07/06/99(d)                         15,000               15,002
Lehman Brothers, Inc.
   5.040% due 09/01/99(d)                          3,000                3,000
Residential Funding
   7.546% due 12/01/18(d)                          1,810                1,846
Salomon, Inc.
   6.030% due 02/11/99                               500                  501
Salomon, Smith Barney Holdings
   3.650% due 02/14/02(g)                          3,087                3,000
                                                                    ----------
                                                                       67,065
                                                                    ==========

Industrials 3.3%
Air Canada
   6.425% due 07/31/05(d)                          2,000                1,658
Amerco, Inc.
   6.890% due 10/15/00                             5,000                5,123
COFIRI International, Inc.
   5.987% due 10/27/00(d)                          2,000                1,995
Maytag Corp.
   8.875% due 07/15/99                               500                  514
Occidental Petroleum
   5.900% due 11/09/98                             1,100                1,099
Sears Roebuck & Co.
   5.492% due 03/10/99(d)                          3,000                3,000
                                                                    ----------
                                                                       13,389
                                                                    ==========
Utilities 3.5%
Bridas Corp.
  10.250% due 12/07/98                             9,950               10,025
Niagara Mohawk Power
   9.990% due 05/11/04                             1,500                1,518
System Energy Resources
   7.625% due 04/01/99                             2,500                2,523
                                                                    ----------
                                                                       14,066
                                                                    ----------
Total Corporate Bonds & Notes                                          94,520
(Cost $94,498)                                                      ==========

 U.S. GOVERNMENT AGENCIES 4.7%

Student Loan Marketing Assn
   5.702% due 04/25/04(d)                          3,761                3,761
   5.823% due 04/25/07(d)                         15,000               14,996
                                                                    ----------
Total U.S. Government Agencies                                         18,757
(Cost $18,756)                                                      ==========

 MORTGAGE-BACKED SECURITIES 56.0%

Collateralized Mortgage Obligations 34.0%
Dime Savings
   7.119% due 11/01/18(d)                            415                  382
Donaldson, Lufkin & Jenrette
   6.460% due 10/17/20(d)                          1,029                1,060
   7.795% due 09/01/21(d)                             59                   60
   7.040% due 06/25/22(d)                            367                  369
   7.447% due 05/25/23(d)                            391                  395
Federal Home Loan Mortgage Corp.
   6.210% due 02/25/00                             5,000                5,000
   6.000% due 03/15/05                             2,978                3,000
   6.000% due 02/15/07                             1,375                1,387
   5.750% due 10/15/16                               204                  205
Federal National Mortgage Assn
   6.500% due 10/18/06                             1,600                1,613
   6.000% due 02/25/08                             2,350                2,377
   5.661% due 07/25/08(d)                          2,397                2,388
   5.800% due 08/25/15                             1,390                1,397
   6.000% due 08/18/16                            47,726               48,217
   5.875% due 03/25/18                               288                  289
   7.000% due 05/25/18                            12,500               12,633
   5.850% due 05/25/19                             3,638                3,700
   6.000% due 06/25/20                               959                  962
   5.000% due 02/25/22                               324                  324
First Plus Home Loan Trust
   6.060% due 11/10/11                             5,000                5,046
General Electric Capital Mortgage
   6.750% due 12/25/12                            14,719               14,949
Greenwich
   7.661% due 04/25/22(d)                            167                  170
   7.127% due 10/25/22(d)                            112                  113
Housing Securities, Inc.
   6.000% due 02/25/08                             4,534                4,557
NationsBank Corp.
   6.125% due 10/20/13                            20,000               20,019
Prudential Bache
   6.153% due 09/01/18(d)                             40                   40
Prudential Home
   6.950% due 11/25/22                               233                  238
Resolution Trust Corp.
   6.941% due 06/25/24(d)                            458                  457
Structured Asset Securities Corp.
   7.000% due 01/20/21                             5,271                5,330
Structured Mortgage Asset Residential Trust
   6.500% due 08/25/21                               461                  464
                                                                    ----------
                                                                      137,141
                                                                    ==========

Federal Home Loan Mortgage Corporation 0.8%
   6.250% due 10/15/16                             3,000                3,020
                                                                    ----------
Federal National Mortgage Association 9.1%
   6.000% due 12/18/14                            11,994               12,056
   6.150% due 09/25/16                            14,131               14,236
   8.500% due 01/01/26                             3,300                3,446
   8.000% due 06/01/27                             6,552                6,810
   6.143% due 05/01/36(d)                             18                   18
                                                                    ----------
                                                                       36,566
                                                                    ==========

Government National Mortgage Association 11.4%
   7.000% due 08/20/25-11/20/26(d)(f)                773               31,581
   8.500% due 06/20/27                            13,417               14,062
                                                                    ----------
                                                                       45,643
                                                                    ==========

Other Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn.
   1.000% due 06/25/23                               129                  127
First Nationwide Trust
   6.722% due 10/25/18(d)                             30                   30
Resolution Trust Corp.
   6.756% due 05/25/29(d)                            938                  954
                                                                    ----------
                                                                        1,111
                                                                    ==========

66  See accompanying notes

                                                 Principal
                                                    Amount              Value
                                                    (000s)              (000s)
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/19                           $   8,000          $     565
Federal National Mortgage Assn. (IO)
   7.000% due 07/25/06                               2,346                234
   6.500% due 12/25/06                               5,810                412
   6.500% due 06/25/17                               3,028                189
   6.500% due 10/25/23                               2,379                272
                                                                    ----------
                                                                        1,672
                                                                    ----------
Total Mortgage-Backed Securities                                      225,153
(Cost $224,204)                                                     ==========

 ASSET-BACKED SECURITIES 5.8%

Bear Asset Trust Securities
   6.686% due 06/15/03(d)                            8,046              8,101
Columbia HCA Healthcare
   6.475% due 06/16/99                               8,231              8,209
Community Trust Bancorp, Inc.
   6.500% due 09/15/03                               2,833              2,853
Green Tree Financial Group
   6.420% due 04/15/28                               3,907              3,926
Nafin Finance Trust II
   8.356% due 03/31/99(d)                               26                 25
                                                                    ----------
Total Asset-Backed Securities                                          23,114
(Cost $23,043)                                                      ==========

 SOVEREIGN ISSUES 3.7%

Government of Brazil
   6.750% due 01/01/01(d)                              544                458
   6.625% due 04/15/06(d)                            5,820              3,317
Republic of Argentina
   6.625% due 03/31/05(d)                            6,110              4,827
United Mexican States
   7.002% due 06/27/02(d)                            7,000              6,447
                                                                    ----------
Total Sovereign Issues                                                 15,049
(Cost $15,569)                                                      ==========

 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.1%

Commonwealth of Canada
   4.250% due 12/01/26(g)              C$            2,290              1,545
Commonwealth of New Zealand
   4.500% due 02/15/16(g)              N$            5,400              2,842
                                                                    ----------
Total Foreign Currency-Denominated Issues                               4,387
(Cost $5,233)                                                       ==========

 SHORT-TERM INSTRUMENTS 8.3%

Commercial Paper 0.2%
Pfizer, Inc.
   5.270% due 10/30/98                                 700                697
                                                                    ----------
Repurchase Agreements 8.1%
State Street Bank
   4.750% due 10/01/98                              10,558             10,558
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 6.625% 03/31/02
   valued at $10,770,467. Repurchase
   proceeds are $10,559,393.)

First Boston
   5.150% due 10/01/98                              22,000             22,000
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 4.500% 09/30/00
   valued at $22,550,184. Repurchase
   proceeds are $22,003,147.)
                                                                    ----------
                                                                       32,558
                                                                    ==========

U.S. Treasury Bills (b) 0.0%
   4.925% due 12/03/98                                  10                 10
                                                                    ----------

Total Short-Term Instruments                                           33,265
(Cost $33,265)                                                      ==========



Total Investments (a) 103.1%                                        $ 414,245
(Cost $414,568)

Other Assets and Liabilities (Net)  (3.1%)                            (12,466)
                                                                    ----------
Net Assets  100.0%                                                  $ 401,779
                                                                    ==========


Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized
appreciation (depreciation) of investments based on
cost for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all
investments in which there was an excess
of value over tax cost.                                             $   2,634

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (2,957)
                                                                    ----------
Unrealized depreciation-net                                         $    (323)
                                                                    ==========
(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:


                                                                   Unrealized
Type                                           Contracts         Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (12/98)                      11           $      10

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                           Principal
                              Amount                                Unrealized
                          Covered by           Expiration        Appreciation/
Type                        Contract                Month       (Depreciation)
--------------------------------------------------------------------------------
Sell         C$                2,390                10/98           $       6
Sell         N$                5,404                12/98                 (48)
                                                                    ----------
                                                                    $     (42)
                                                                    ==========

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

       C$-  Canadian Dollar
       N$-  New Zealand Dollar

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.



                                                     See accompanying notes   67

Schedule of Investments

Money Market Fund
September 30, 1998 (Unaudited)

                                                Principal
                                                   Amount              Value
                                                   (000s)             (000s)
------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 97.9%

Certificates of Deposit 0.4%
Bank of Tokyo
   5.940% due 01/19/99                              1,000              1,000
                                                                    ---------
Commercial Paper 55.9%
Aluminum Co. of America
   5.530% due 10/09/98                                475                474
Archer-Daniels-Midland Co.
   5.490% due 11/03/98                              1,062              1,057
   5.430% due 12/08/98                              2,700              2,672
   5.430% due 12/09/98                             10,000              9,896
Australian Wheat Board
   5.420% due 10/19/98                              8,000              7,978
   5.480% due 10/19/98                              2,000              1,995
   5.420% due 02/22/99                              3,500              3,424
Bankers Trust
   5.490% due 11/04/98                             10,000              9,948
Canadian Wheat Board
   5.400% due 02/25/99                             10,000              9,780
Coca-Cola Co.
   5.430% due 11/12/98                              1,000                994
Disney (Walt) Co.
   5.400% due 01/05/99                                725                715
E.I. Du Pont de Nemours
   5.520% due 10/09/98                              7,450              7,441
Eastman Kodak Co.
   5.500% due 10/06/98                              3,700              3,697
Electricite de France
   5.500% due 10/09/98                                530                529
Ford Motor Credit Corp.
   5.500% due 10/22/98                             10,000              9,968
   5.380% due 01/25/99                              4,000              3,931
Franklin Resources
   5.530% due 10/13/98                              1,600              1,597
   5.410% due 12/01/98                             10,000              9,908
General Electric Capital Corp.
   5.460% due 11/17/98                                430                427
General Motors Acceptance Corp.
   5.550% due 10/07/98                              4,950              4,945
   5.530% due 10/21/98                              1,200              1,196
Goldman Sachs & Co.
   5.460% due 11/06/98                              5,450              5,420
   5.450% due 11/24/98                              4,000              3,967
Motorola, Inc.
   5.250% due 10/13/98                             10,000              9,983
National Rural Utilities Cooperative
   5.490% due 11/09/98                             12,500             12,425
Procter & Gamble Co.
   5.400% due 11/06/98                              1,750              1,741
   5.450% due 12/22/98                              6,600              6,518
USAA Capital Corp.
   5.480% due 11/20/98                             12,000             11,909
Washington Post
   5.510% due 10/28/98                              9,000              8,963
                                                                   ----------
                                                                     153,498
                                                                   ==========
Repurchase Agreements 41.6%
State Street Bank
   4.750% due 10/01/98                              1,930              1,930
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 6.250% 02/28/02
   valued at $1,972,225. Repurchase
   proceeds are $1,930,255.)

Goldman Sachs
   5.100% due 10/01/98                             56,300             56,300
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 6.625% 04/30/02
   valued at $56,323,397. Repurchase
   proceeds are $56,307,976.)

First Boston
   5.150% due 10/01/98                             56,000             56,000
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 6.875% 03/31/00
   valued at $57,347,281. Repurchase
   proceeds are $56,008,011.)
                                                                   ----------
                                                                     114,230
                                                                   ----------
Total Short-Term Instruments                                         268,728
(Cost $268,728)                                                    ==========

Total Investments 97.9%                                            $ 268,728
(Cost $268,728)

Other Assets and Liabilities (Net) 2.1%                                5,697
                                                                   ----------

Net Assets 100.0%                                                  $ 274,425
                                                                   ==========

68  See accompanying notes

Schedule of Investments

StocksPLUS Fund
September 30, 1998 (Unaudited)


                                                   Principal
                                                      Amount            Value
                                                      (000s)            (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 39.0%

Banking & Finance 25.5%
Advanta National Bank
   6.125% due 01/15/99(d)                         $    2,000        $    1,990
AT&T Capital Corp.
   6.260% due 02/18/99                                10,000            10,027
   6.920% due 04/29/99                                 5,725             5,767
Bankers Trust
   5.788% due 05/11/03(d)                             20,000            20,035
Caterpillar Financial
   5.400% due 04/01/99(d)                              2,000             2,002
CIT Group, Inc.
   6.200% due 10/20/00                                10,000            10,165
Den Danske Bank
   6.000% due 06/30/00(d)                                450               451
Edison Funding
   6.000% due 09/20/99                                15,000            15,143
Ford Motor Credit Corp.
   5.480% due 11/09/98(d)                                500               500
   5.340% due 03/30/99(d)                                250               250
   5.293% due 04/05/99(d)                                340               339
   7.020% due 10/10/00                                11,000            11,418
   5.813% due 02/13/03(d)                             15,000            15,026
General Motors Acceptance Corp.
   5.330% due 03/16/99(d)                              2,000             2,004
   5.788% due 08/18/03(d)                             15,300            15,303
Goldman Sachs & Co.
   5.867% due 01/25/01(d)                             10,000            10,006
Heller Financial, Inc.
   5.830% due 09/25/00(d)                             15,500            15,519
HRPT Properties Trust
   6.288% due 07/09/99(d)                              5,000             5,001
Lehman Brothers, Inc.
   8.875% due 11/01/98                                 1,685             1,687
   5.540% due 08/11/00(d)                              9,400             9,169
MBNA Corp.
   5.992% due 10/18/99(d)                             10,000            10,006
   6.008% due 09/13/01(d)                              4,000             4,001
Merrill Lynch & Co.
   5.938% due 10/10/00(d)                              3,000             3,004
   5.919% due 02/04/03(d)                              6,000             5,989
Residential Reinsurance
   9.848% due 06/01/99(d)                              2,000             1,991
Salomon, Inc.
   5.582% due 04/05/99(d)                                500               500
Salomon, Smith Barney Holdings
   5.875% due 02/01/01                                 5,000             5,041
   3.650% due 02/14/02(g)                              2,058             2,000
   5.938% due 03/26/03(d)                              5,000             4,991
Sanwa Business Credit
   6.338% due 07/13/01(d)                             10,000             9,988
                                                                     ----------
                                                                       199,313
                                                                     ==========
Industrials 11.2%
Air Canada
   6.425% due 07/31/05(d)                             12,000             9,944
Black & Decker Corp.
   6.606% due 12/20/01(d)                              7,250             7,323
Cemex SA
  10.750% due 07/15/00                                 3,650             3,509
COFIRI International, Inc.
   5.987% due 10/27/00(d)                              2,000             1,995
Columbia HCA Healthcare
   6.410% due 06/15/00                                 5,000             4,909
Merita
   6.073% due 12/01/05(d)                              1,000               996
Occidental Petroleum
   5.850% due 11/09/98                                 6,000             5,996
Petroleos Mexicanos
   7.600% due 06/15/00                                 2,050             1,932
RJR Nabisco
   8.300% due 04/15/99                                 2,300             2,307
   8.000% due 07/15/01                                   500               511
TCI Communications, Inc.
   7.250% due 06/15/99 (d)                            30,000            30,424
   6.140% due 04/03/02(d)                             11,600            11,718
   6.200% due 03/11/03(d)                              4,000             4,052
Tenneco, Inc.
  10.075% due 02/01/01                                 1,400             1,510
                                                                     ----------
                                                                        87,126
                                                                     ==========
Utilities 2.3%
Beaver Valley Funding Corp.
   8.250% due 06/01/03                                 2,413             2,511
Niagara Mohawk Power
   7.000% due 10/01/00                                 5,000             5,061
   7.125% due 07/01/01                                 9,000             9,145
North Atlantic Energy
   9.050% due 06/01/02                                 1,220             1,293
                                                                     ----------
                                                                        18,010
                                                                     ----------
Total Corporate Bonds & Notes                                          304,449
(Cost $305,015)                                                      ==========

 U.S. GOVERNMENT AGENCIES 1.8%

Student Loan Marketing Assn
   5.727% due 10/25/05(d)                             14,496            14,429
                                                                     ----------
Total U.S. Government Agencies                                          14,429
(Cost $14,446)                                                       ==========

 U.S. TREASURY OBLIGATIONS 6.5%

Treasury Inflation Protected Securities
   3.625% due 07/15/02(g)                             21,704            21,806
U.S. Treasury Notes
   5.750% due 11/30/02                                27,200            28,620
                                                                     ----------
Total U.S. Treasury Obligations                                         50,426
(Cost $48,997)                                                       ==========


 MORTGAGE-BACKED SECURITIES 20.2%

Collateralized Mortgage Obligations 2.5%
Bank Mart
   7.457% due 03/01/19(d)(h)                           7,718             8,275
Citicorp Mortgage Securities, Inc.
   7.419% due 09/25/18(d)                                 68                68
Donaldson, Lufkin & Jenrette
   6.460% due 10/17/20 (d)                               292               301
Federal National Mortgage Assn
   7.723% due 04/25/20(d)                                 83                84
Greenwich
   7.127% due 10/25/22(d)                                 28                28
PaineWebber Mortgage
   6.511% due 02/25/01(d)                              1,277             1,279
Prudential Home
   7.050% due 05/25/24                                   467               468
Red Mountain Funding Corp.
   6.450% due 11/28/27                                    11                11
Residential Funding
   6.196% due 03/25/18(d)                              2,873             2,876
Resolution Trust Corp.
   7.588% due 01/25/20(d)                                759               784
   7.227% due 05/25/21(d)                                 55                55
   6.518% due 09/25/21(d)                                984               981
   8.000% due 07/25/24                                 3,157             3,221
   6.588% due 05/25/29(d)                                422               423
Structured Asset Securities Corp.
   7.750% due 02/25/28                                   756               771
                                                                     ----------
                                                                        19,625
                                                                     ==========
Federal Home Loan Mortgage Corporation 4.6%
   6.764% due 07/01/19(d)                              1,805             1,837
   7.370% due 06/01/22(d)                                682               710
   7.500% due 10/14/28                                30,000            30,909
   7.635% due 12/01/22(d)                                994             1,031
   8.500% due 06/01/12-06/01/25(f)                     1,512             1,571
                                                                     ----------
                                                                        36,058
                                                                     ==========

                                                      See accompanying notes  69

StocksPLUS Fund
September 30, 1998 (Unaudited)                      Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------
Federal National Mortgage Association 2.2%
   6.130% due 05/01/17(d)                          $      375      $      379
   6.131% due 04/01/18-05/01/36(d)(f)                   7,309           7,396
   6.132% due 08/01/29-11/01/35(d)(f)                   1,062           1,075
   6.143% due 05/01/36(d)                               7,041           7,141
   6.153% due 07/01/18(d)                                 650             657
   7.373% due 05/01/22(d)                                 446             452
                                                                   -----------
                                                                       17,100
                                                                   ===========
Government National Mortgage Association 10.2%
   6.000% due 12/20/27(d)                               8,971           9,102
   6.500% due 01/20/28-10/21/28(d)(f)                  55,195          56,421
   6.875% due 02/20/26-05/20/26(d)(f)                  10,844          11,019
   7.000% due 09/20/22(d)                               2,160           2,210
                                                                   -----------
                                                                       78,752
                                                                   ===========
Other Mortgage-Backed Securities 0.6%
California Federal Savings & Loan
   6.645% due 01/01/19(d)                                  48              48
Fund America
   7.415% due 06/25/23(d)                                 183             191
General Electric Capital Mortgage
   6.300% due 09/25/23                                  2,000           2,030
Great Western Savings & Loan
   6.381% due 01/25/18(d)                                  81              82
J.P. Morgan & Co.
   6.999% due 01/25/18(d)                                 716             718
Resolution Trust Corp.
   7.048% due 12/25/23(d)                                  29              29
Structured Asset Securities Corp.
   6.845% due 09/25/36(d)                               1,346           1,376
Western Federal Savings & Loan
   6.537% due 10/25/18(d)                                 199             200
   6.895% due 03/25/19(d)                                  50              50
   6.631% due 06/25/19(d)                                 292             292
                                                                   -----------
                                                                        5,016
                                                                   ===========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
  992.576% due 07/15/16                                    51             245
Federal National Mortgage Assn. (IO)
   6.000% due 11/25/00                                    633              28
   7.000% due 07/25/06                                    469              47
   6.500% due 02/25/21(d)                               5,088             512
   7.000% due 07/25/21                                  1,090              97
                                                                   -----------
                                                                          929
                                                                   -----------
Total Mortgage-Backed Securities                                      157,480
(Cost $155,668)                                                    ===========

 ASSET-BACKED SECURITIES 2.1%

Community Trust Bancorp, Inc.
   6.500% due 09/15/03                                  3,306           3,328
Green Tree Financial Group
   6.420% due 04/15/28                                  2,170           2,181
   6.220% due 02/15/29                                 10,445          10,499
                                                                   -----------
Total Asset-Backed Securities                                          16,008
(Cost $15,925)                                                     ===========

 SOVEREIGN ISSUES 4.9%

Republic of Argentina
   6.625% due 03/31/05(d)                              17,014          13,441
   8.726% due 04/10/05(d)                               7,000           6,038
Republic of Korea
   8.031% due 04/07/99(d)                              10,000           9,588
United Mexican States
   7.002% due 06/27/02(d)                              10,000           9,210
                                                                   -----------
Total Sovereign Issues                                                 38,277
(Cost $42,173)                                                     ===========

 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.1%

Commonwealth of Canada
   4.250% due 12/01/26(g)                          C$   5,205           3,511
Commonwealth of New Zealand
   4.500% due 02/15/16(g)                          N$   9,750           5,131
Kingdom of Sweden
  10.250% due 05/05/00                             SK   1,000             138
                                                                   -----------
Total Foreign Currency-Denominated Issues                               8,780
(Cost $10,494)                                                     ===========

 SHORT-TERM INSTRUMENTS 37.2%

Commercial Paper 28.7%
Canadian Wheat Board
   5.450% due 12/11/98                             $    4,000           3,958
Coca-Cola Co.
   5.420% due 11/06/98                                 10,000           9,946
E.I. Du Pont de Nemours
   5.490% due 10/07/98                                 26,100          26,076
   5.430% due 11/03/98                                  6,000           5,970
   5.250% due 11/04/98                                  2,500           2,488
Federal Home Loan Mortgage Corp.
   5.460% due 10/16/98                                 10,000           9,977
Florida Power Corp.
   5.490% due 10/19/98                                  4,200           4,188
Ford Motor Credit Corp.
   5.510% due 10/09/98                                  7,000           6,991
General Electric Capital Corp.
   5.520% due 10/01/98                                 14,000          14,000
   5.470% due 11/06/98                                  5,000           4,973
   5.500% due 11/13/98                                  2,800           2,782
   5.500% due 11/18/98                                  3,100           3,077
General Motors Acceptance Corp.
   5.520% due 10/29/98                                  5,900           5,875
   5.500% due 11/18/98                                  1,000             993
IBM Credit Corp.
   5.560% due 10/07/98                                  3,500           3,497
   5.480% due 11/24/98                                  1,800           1,785
KFW International Finance, Inc.
   5.490% due 10/09/98                                 20,800          20,775
   5.390% due 10/28/98                                 10,000           9,959
Motorola, Inc.
   5.490% due 10/06/98                                 10,000           9,992
   5.480% due 10/13/98                                  1,800           1,797
   5.490% due 10/19/98                                  7,000           6,981
   5.480% due 12/03/98                                  5,900           5,845
National Rural Utilities Cooperative
   5.490% due 10/28/98                                  2,600           2,589
   5.500% due 10/29/98                                  1,700           1,693
   5.420% due 12/07/98                                  4,500           4,456
New Center Asset Trust
   5.530% due 11/13/98                                  7,000           6,954
   5.490% due 12/17/98                                  2,200           2,175
Pfizer, Inc.
   5.500% due 10/20/98                                  5,100           5,085
   5.490% due 10/30/98                                 10,000           9,956
Procter & Gamble Co.
   5.240% due 11/09/98                                  7,000           6,960
   5.480% due 11/12/98                                  3,400           3,378
SBC Communications, Inc.
   5.290% due 11/06/98                                  4,900           4,874
Washington Post
   5.510% due 10/23/98                                  4,200           4,186
Wisconsin Electric Power & Light
   5.290% due 10/21/98                                  9,400           9,372
                                                                   -----------
                                                                      223,603
                                                                   ===========
70  See accompanying notes

                                               Principal
                                                  Amount                 Value
                                                  (000s)                 (000s)
================================================================================
Repurchase Agreements 1.4%
State Street Bank
   4.750% due 10/01/98                        $    1,068            $    1,068
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 7.750% 12/31/99
   valued at $1,093,057. Repurchase
   proceeds are $1,068,141.)

First Boston
   5.150% due 10/01/98                            10,000                10,000
   (Dated 09/30/98. Collateralized by
   U.S. Treasury Note 4.500% 09/30/00
   valued at $10,250,448. Repurchase
   proceeds are $10,001,430.)
                                                                    -----------
                                                                        11,068
                                                                    ===========
U.S. Treasury Bills (b)(f) 7.1%
   4.745% due 10/01/98-02/04/99                   55,863                55,463
                                                                    -----------
Total Short-Term Instruments                                           290,134
(Cost $290,127)                                                     ===========

Total Investments (a) 112.8%                                        $  879,983
(Cost $882,845)

Other Assets and Liabilities (Net) (12.8%)                             (99,527)
                                                                    -----------

Net Assets 100.0%                                                   $  780,456
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):
(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $    5,259

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (8,121)
                                                                    -----------
Unrealized depreciation-net                                         $   (2,862)
                                                                    ===========

(b) Securities with an aggregate market value
of $55,463 have been segregated with the custodian
to cover margin requirements for the following
open futures contracts at September 30, 1998:
                                                                    Unrealized
                                            Contracts             Appreciation
--------------------------------------------------------------------------------
S&P 500 Index (12/98)                           2,623               $    5,008
United Kingdom 90 Day LIBOR Future (03/99)          8                        6
United Kingdom 90 Day LIBOR Future (06/99)         58                       57
                                                                    -----------
                                                                    $    5,071
                                                                    ===========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                Principal
                                   Amount                            Unrealized
                               Covered by       Expiration        Appreciation/
Type                             Contract            Month       (Depreciation)
--------------------------------------------------------------------------------
Sell              C$                5,545            10/98          $       14
Sell              N$                9,711            12/98                 (77)
Sell              SK                1,843            10/98                  (2)
                                                                    -----------
                                                                    $      (65)
                                                                    ===========

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       N$ - New Zealand Dollar
       SK - Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.
                                                     See accompanying notes   71

Financial Highlights

                                                                  Net Realized /                                      Dividends in
                                Net Asset Value                   Unrealized Gain   Total Income    Dividends from    Excess of Net
Selected Per Share Data         Beginning of     Net Investment   (Loss) on         from Investment Net Investment    Investment
for the Year or Period Ended:   Period           Income (Loss)    Investments       Operations      Income            Income
                                ---------------  --------------   ---------------   --------------- --------------    -------------
Long-Term U.S. Government Fund
  Class A
   09/30/98 (b)                 $     10.57      $     0.33(a)    $     1.07(a)     $     1.40      $     (0.33)      $     0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                            9.39            0.48(a)          1.34(a)           1.82            (0.58)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   01/20/97-03/31/97                   9.67            0.32            (0.47)            (0.15)           (0.13)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class B
   09/30/98 (b)                       10.57            0.29(a)          1.06(a)           1.35            (0.28)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                            9.39            0.39(a)          1.35(a)           1.74            (0.50)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   01/20/97-03/31/97                   9.67            0.29            (0.47)            (0.18)           (0.10)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class C
   09/30/98 (b)                       10.57            0.29(a)          1.06(a)           1.35            (0.28)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                            9.39            0.39(a)          1.35(a)           1.74            (0.50)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   01/20/97-03/31/97                   9.67            0.29            (0.47)            (0.18)           (0.10)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------

Foreign Bond Fund
  Class A
   09/30/98 (b)                 $     10.74      $     0.28(a)    $     0.21(a)     $     0.49      $     (0.28)      $     0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                           10.41            0.61(a)          0.62(a)           1.23            (0.59)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   01/20/97-03/31/97                  10.59            0.59            (0.72)            (0.13)           (0.05)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class B
   09/30/98 (b)                       10.74            0.25(a)          0.21(a)           0.46            (0.25)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                           10.41            0.53(a)          0.61(a)           1.14            (0.50)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   01/20/97-03/31/97                  10.59            0.58            (0.72)            (0.14)           (0.04)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class C
   09/30/98 (b)                       10.74            0.25(a)          0.20(a)           0.45            (0.24)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                           10.41            0.52(a)          0.62(a)           1.14            (0.50)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   01/20/97-03/31/97                  10.59            0.58            (0.72)            (0.14)           (0.04)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------

Global Bond Fund II
  Class A
   09/30/98 (b)                 $      9.92      $     0.27(a)    $     0.10(a)     $     0.37      $     (0.26)      $     0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                           10.84            0.64(a)          0.51(a)           1.15             0.00            (0.54)
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   10/01/96-03/31/97                  10.96            0.66            (0.16)             0.50            (0.22)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   09/30/96 (a)                       10.00            0.32(e)          0.95              1.27            (0.31)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class B
   09/30/98 (b)                        9.92            0.24(a)          0.10(a)           0.34            (0.23)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                           10.84            0.66(a)          0.41(a)           1.07             0.00            (0.46)
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   10/01/96-03/31/97                  10.96            0.62            (0.16)             0.46            (0.18)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   09/30/96 (a)                       10.00            0.30(e)          0.92              1.22            (0.26)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class C
   09/30/98 (b)                        9.92            0.24(a)          0.10(a)           0.34            (0.23)            0.00

---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   03/31/98                           10.84            0.55(a)          0.52(a)           1.07             0.00            (0.46)
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   10/01/96-03/31/97                  10.96            0.62            (0.16)             0.46            (0.18)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   09/30/96 (a)                       10.00            0.30(e)          0.92              1.22            (0.26)            0.00

Emerging Markets Bond Fund
  Class A
   09/30/98 (b)                 $      9.67      $     0.39(a)    $    (2.85)(a)    $    (2.46)     $     (0.39)      $     0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   07/31/97-03/31/98                  10.00            0.44(a)         (0.18)(a)          0.26            (0.44)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class B
   09/30/98 (b)                        9.67            0.35(a)         (2.85)(a)         (2.50)           (0.35)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   07/31/97-03/31/98                  10.00            0.40(a)         (0.20)(a)          0.20            (0.38)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
  Class C
   09/30/98 (b)                        9.67            0.35(a)         (2.85)(a)         (2.50)           (0.35)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------
   07/31/97-03/31/98                  10.00            0.38(a)         (0.18)(a)          0.20            (0.38)            0.00
---------------------------     ---------------  --------------   ---------------   --------------- --------------    -------------

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) The ratio of expenses to average net assets without the waiver would have been 1.57%.
(d) The ratio of net investment income to average net assets without the waiver would have been 4.58%.
(e) Reflects voluntary waiver of investment advisory fee of $12,041 (.01 per share) by the Advisor.

72 See accompanying notes

Financial Highlights

                                   Distributions         Distributions in
                                   from Net              Excess of Net
Selected Per Share Data            Realized Capital      Realized Capital           Tax Basis Return
for the Year or Period Ended:      Gains                 Gains                      of Capital
                                   ---------------       ----------------           ----------------
Long-Term U.S. Government Fund
  Class A
   09/30/98 (b)                    $       0.00          $       0.00               $     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.06)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                       0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.06)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                       0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.06)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                       0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------

Foreign Bond Fund
  Class A
   09/30/98 (b)                    $       0.00          $       0.00               $     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.31)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                       0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.31)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                       0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.31)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                       0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------

Global Bond Fund II
  Class A
   09/30/98 (b)                    $       0.00          $       0.00               $     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (1.53)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   10/01/96-03/31/97                      (0.40)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   09/30/96 (a)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (1.53)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   10/01/96-03/31/97                      (0.40)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   09/30/96 (a)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (1.53)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   10/01/96-03/31/97                      (0.40)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   09/30/96 (a)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------

Emerging Markets Bond Fund
  Class A
   09/30/98 (b)                    $       0.00          $       0.00               $     0.00
---------------------------        ---------------       ----------------           --------------
   07/31/97-03/31/98                      (0.15)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   07/31/97-03/31/98                      (0.15)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                            0.00                  0.00                     0.00
---------------------------        ---------------       ----------------           --------------
   07/31/97-03/31/98                      (0.15)                 0.00                     0.00
---------------------------        ---------------       ----------------           --------------

                                   Total                 Net Asset Value
Long-Term U.S. Government Fund     Distributions         End of Period              Total Return
  Class A                          ---------------       ----------------           --------------
   09/30/98 (b)                    $      (0.33)         $        11.64                  13.50%
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.64)                  10.57                  19.78
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                      (0.13)                   9.39                  (1.72)
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                           (0.28)                  11.64                  13.01
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.56)                  10.57                  18.85
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                      (0.10)                   9.39                  (1.92)
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                           (0.28)                  11.64                  13.01
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.56)                  10.57                  18.86
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                      (0.10)                   9.39                  (1.83)
---------------------------        ---------------       ----------------           --------------

Foreign Bond Fund
  Class A
   09/30/98 (b)                    $      (0.28)         $        10.95                   4.64%
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.90)                  10.74                  12.14
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                      (0.05)                  10.41                  (1.21)
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                           (0.25)                  10.95                   4.32
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.81)                  10.74                  11.29
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                      (0.04)                  10.41                  (1.34)
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                           (0.24)                  10.95                   4.25
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (0.81)                  10.74                  11.29
---------------------------        ---------------       ----------------           --------------
   01/20/97-03/31/97                      (0.04)                  10.41                  (1.32)
---------------------------        ---------------       ----------------           --------------

Global Bond Fund II
  Class A
   09/30/98 (b)                    $      (0.26)         $        10.03                   3.81%
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (2.07)                   9.92                  11.21%
---------------------------        ---------------       ----------------           --------------
   10/01/96-03/31/97                      (0.62)                  10.84                   4.55
---------------------------        ---------------       ----------------           --------------
   09/30/96 (a)                           (0.31)                  10.96                  15.01
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                           (0.23)                  10.03                   3.43
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (1.99)                   9.92                  10.39
---------------------------        ---------------       ----------------           --------------
   10/01/96-03/31/97                      (0.58)                  10.84                   4.17
---------------------------        ---------------       ----------------           --------------
   09/30/96 (a)                           (0.26)                  10.96                  14.54
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                           (0.23)                  10.03                   3.41
---------------------------        ---------------       ----------------           --------------
   03/31/98                               (1.99)                   9.92                  10.39
---------------------------        ---------------       ----------------           --------------
   10/01/96-03/31/97                      (0.58)                  10.84                   4.17
---------------------------        ---------------       ----------------           --------------
   09/30/96 (a)                           (0.26)                  10.96                  14.54
---------------------------        ---------------       ----------------           --------------

Emerging Markets Bond Fund
  Class A
   09/30/98 (b)                    $      (0.39)         $         6.82                 (26.06)%
---------------------------        ---------------       ----------------           --------------
   07/31/97-03/31/98                      (0.59)                   9.67                   2.84%
---------------------------        ---------------       ----------------           --------------
  Class B
   09/30/98 (b)                           (0.35)                   6.82                 (26.36)
---------------------------        ---------------       ----------------           --------------
   07/31/97-03/31/98                      (0.53)                   9.67                   2.29
---------------------------        ---------------       ----------------           --------------
  Class C
   09/30/98 (b)                           (0.35)                   6.82                 (26.36)
---------------------------        ---------------       ----------------           --------------
   07/31/97-03/31/98                      (0.53)                   9.67                   2.29
---------------------------        ---------------       ----------------           --------------

Financial Highlights
                                                                              Ratio of
                                                       Ratio of               Net Investment
Selected Per Share Data                                Expenses to            Income (Loss)
for the Year or Period Ended:     Net Assets End       Average Net            to Average             Portfolio
                                  of Period (000S)     Assets                 Net Assets             Turnover Rate
Long-Term U.S. Government Fund    ---------------      -------------          --------------         -------------
  Class A
   09/30/98 (b)                   $    15,073                 0.94%+                 6.07%+                   111%
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             6,161                 0.91                   4.49                     177
---------------------------       ---------------      -------------          --------------         -------------
   01/20/97-03/31/97                    1,204                 1.12+                  6.91+                    402
---------------------------       ---------------      -------------          --------------         -------------
  Class B
   09/30/98 (b)                        25,589                 1.68+                  5.25+                    111
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             7,516                 1.66                   4.64                     177
---------------------------       ---------------      -------------          --------------         -------------
   01/20/97-03/31/97                      454                 1.87+                  4.95+                    402
---------------------------       ---------------      -------------          --------------         -------------
  Class C
   09/30/98 (b)                        24,719                 1.68+                  5.19+                    111
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             7,258                 1.66                   4.64                     177
---------------------------       ---------------      -------------          --------------         -------------
   01/20/97-03/31/97                      275                 1.88+                  5.52+                    402
---------------------------       ---------------      -------------          --------------         -------------

Foreign Bond Fund
  Class A
   09/30/98 (b)                   $    22,389                 0.95%+                 5.55%+                   161%
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             9,582                 0.95                   5.88                     280
---------------------------       ---------------      -------------          --------------         -------------
   01/20/97-03/31/97                      704                 0.97+                  4.95+                    984
---------------------------       ---------------      -------------          --------------         -------------
  Class B
   09/30/98 (b)                        17,229                 1.70+                  4.80+                    161
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                            10,631                 1.70                   5.13                     280
---------------------------       ---------------      -------------          --------------         -------------
   01/20/97-03/31/97                    1,221                 1.75+                  3.73+                    984
---------------------------       ---------------      -------------          --------------         -------------
  Class C
   09/30/98 (b)                        24,685                 1.70+                  4.80+                    161
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                            17,080                 1.70                   5.13                     280
---------------------------       ---------------      -------------          --------------         -------------
   01/20/97-03/31/97                    1,788                 1.76+                  4.09+                    984

Global Bond Fund II
  Class A
   09/30/98 (b)                   $     4,073                 0.96%+                 5.37%+                    69%
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             6,816                 0.95                   5.88                     369
---------------------------       ---------------      -------------          --------------         -------------
   10/01/96-03/31/97                    7,652                 2.05+                  5.60+                    307
---------------------------       ---------------      -------------          --------------         -------------
   09/30/96 (a)                         7,360                 1.27(c)                4.88                   1,246
---------------------------       ---------------      -------------          --------------         -------------
  Class B
   09/30/98 (b)                         4,324                 1.71+                  4.62+                     69
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             4,473                 1.70                   5.12                     369
---------------------------       ---------------      -------------          --------------         -------------
   10/01/96-03/31/97                    3,925                 2.57+                  4.22+                    307
---------------------------       ---------------      -------------          --------------         -------------
   09/30/96 (a)                         3,240                 2.49(c)                4.09(d)                1,246
---------------------------       ---------------      -------------          --------------         -------------
  Class C
   09/30/98 (b)                         6,134                 1.71+                  4.61+                     69
---------------------------       ---------------      -------------          --------------         -------------
   03/31/98                             6,096                 1.70                   5.12                     369
---------------------------       ---------------      -------------          --------------         -------------
   10/01/96-03/31/97                    5,323                 2.43+                  4.14+                    307
---------------------------       ---------------      -------------          --------------         -------------
   09/30/96 (a)                         3,459                 2.49(c)                4.09(d)                1,246
---------------------------       ---------------      -------------          --------------         -------------

Emerging Markets Bond Fund
  Class A
   09/30/98 (b)                   $       166                 1.31%+                 8.85%+                   217%
---------------------------       ---------------      -------------          --------------         -------------
   07/31/97-03/31/98                      317                 1.26+                  6.93+                    695
---------------------------       ---------------      -------------          --------------         -------------
  Class B
   09/30/98 (b)                           122                 2.08+                  7.99+                    217
---------------------------       ---------------      -------------          --------------         -------------
   07/31/97-03/31/98                      304                 2.01+                  6.33+                    695
---------------------------       ---------------      -------------          --------------         -------------
  Class C
   09/30/98 (b)                           148                 2.08+                  8.19+                    217
---------------------------       ---------------      -------------          --------------         -------------
   07/31/97-03/31/98                      136                 2.01+                  6.11+                    695
---------------------------       ---------------      -------------          --------------         -------------

                                                       See accompanying notes 73

Financial Highlights

                                                                        Net Realized/                                  Dividends in
                                         Net Asset Value                Unrealized Gain Total Income    Dividends from Excess of Net
Selected Per Share Data for the Year     Beginning of    Net Investment (Loss) on       from Investment Net Investment Investment
  or Period Ended                        Period          Income (Loss)  Investments     Operations      Income         Income
                                         --------------- -------------- --------------- --------------- -------------- -------------
High Yield Fund
  Class A
   09/30/98 (b)                          $     11.66     $      0.46(a) $    (0.51)(a)  $    (0.05)     $     (0.46)   $    0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                    11.10            0.93(a)       0.66 (a)        1.59            (0.94)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/13/97-03/31/97                           11.18            0.17         (0.05)           0.12            (0.20)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class B
   09/30/98 (b)                                11.66            0.41(a)      (0.50)(a)       (0.09)           (0.42)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                    11.10            0.84(a)       0.66 (a)        1.50            (0.85)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/13/97-03/31/97                           11.18            0.15         (0.05)           0.10            (0.18)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class C
   09/30/98 (b)                                11.66            0.42(a)      (0.51)(a)       (0.09)           (0.42)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                    11.10            0.85(a)       0.65 (a)        1.50            (0.85)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/13/97-03/31/97                           11.18            0.15         (0.05)           0.10            (0.18)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------

Municipal Bond Fund
  Class A
   09/30/98 (b)                          $      9.97     $      0.20(a) $     0.28 (a)  $     0.48      $     (0.20)   $    0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class B
   09/30/98 (b)                                 9.97            0.17(a)       0.27 (a)        0.44            (0.16)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class C
   09/30/98 (b)                                 9.97            0.18(a)       0.27 (a)        0.45            (0.17)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------

Total Return Fund
  Class A
   09/30/98 (b)                          $     10.62      $     0.31(a) $     0.47 (a)  $     0.78      $     (0.31)   $    0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                    10.27            0.58(a)       0.63 (a)        1.21            (0.57)       (0.02)
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/13/97-03/31/97                           10.40            0.12         (0.12)           0.00            (0.13)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class B
   09/30/98 (b)                                10.62            0.26(a)       0.47 (a)        0.73            (0.26)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                    10.27            0.50(a)       0.63 (a)        1.13            (0.50)       (0.01)
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/13/97-03/31/97                           10.40            0.11         (0.12)          (0.01)           (0.12)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class C
   09/30/98 (b)                                10.62            0.26(a)       0.48 (a)        0.74            (0.27)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                    10.27            0.51(a)       0.63 (a)        1.14            (0.51)       (0.01)
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/13/97-03/31/97                           10.40            0.11         (0.12)          (0.01)           (0.12)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------

Real Return Bond Fund
  Class A
   09/30/98 (b)                          $      9.77      $     0.27(a) $     0.15 (a)  $     0.42      $     (0.27)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                     9.93            0.40(a)       0.03 (a)        0.43            (0.42)       (0.03)
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/29/97-03/31/97                           10.00            0.11(a)      (0.10)(a)        0.01            (0.08)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class B
   09/30/98 (b)                                 9.77            0.23(a)       0.15 (a)        0.38            (0.23)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                     9.93            0.33(a)       0.03 (a)        0.36            (0.36)       (0.02)
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/29/97-03/31/97                           10.00            0.09         (0.10)          (0.01)           (0.06)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
  Class C
   09/30/98 (b)                                 9.77            0.24(a)       0.15 (a)        0.39            (0.24)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   03/31/98                                     9.93            0.35(a)       0.04 (a)        0.39            (0.38)       (0.03)
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------
   01/29/97-03/31/97                           10.00            0.09         (0.10)          (0.01)           (0.06)        0.00
------------------------------------     --------------- -------------- --------------- --------------- -------------- -------------

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

74  See accompanying notes


                                         Distributions        Distributions in
                                         from Net             Excess of Net
Selected Per Share Data for the Year     Realized Capital     Realized Capital   Tax Basis Return   Total           Net Asset Value
  or Period Ended:                       Gains                Gains              of Capital         Distributions   End of Period
                                         ----------------     ----------------   ----------------   -------------   ---------------
High Yield Fund
  Class A
   09/30/98 (b)                          $      0.00          $      0.00        $      0.00        $      (0.46)   $     11.15
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                     0.00                (0.09)              0.00               (1.03)         11.66
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.00                 0.00               0.00               (0.20)         11.10
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class B
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.42)         11.15
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                     0.00                (0.09)              0.00               (0.94)         11.66
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.00                 0.00               0.00               (0.18)         11.10
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.42)         11.15
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                     0.00                (0.09)              0.00               (0.94)         11.66
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.00                 0.00               0.00               (0.18)         11.10
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

Municipal Bond Fund
  Class A
   09/30/98 (b)                          $      0.00          $      0.00        $      0.00        $      (0.20)   $     10.25
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class B
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.16)         10.25
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.17)         10.25
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

Total Return Fund
  Class A
   09/30/98 (b)                          $      0.00          $      0.00        $      0.00        $      (0.31)   $     11.09
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    (0.27)                0.00               0.00               (0.86)         10.62
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.00                 0.00               0.00               (0.13)         10.27
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class B
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.26)         11.09
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    (0.27)                0.00               0.00               (0.78)         10.62
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.00                 0.00               0.00               (0.12)         10.27
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.27)         11.09
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    (0.27)                0.00               0.00               (0.79)         10.62
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.00                 0.00               0.00               (0.12)         10.27
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

Real Return Bond Fund
  Class A
   09/30/98 (b)                          $      0.00          $      0.00        $      0.00        $      (0.27)   $      9.92
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    (0.14)                0.00               0.00               (0.59)          9.77
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/29/97-03/31/97                            0.00                 0.00               0.00               (0.08)          9.93
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   Class B
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.23)          9.92
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    (0.14)                0.00               0.00               (0.52)          9.77
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/29/97-03/31/97                            0.00                 0.00               0.00               (0.06)          9.93
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 0.00                 0.00               0.00               (0.24)          9.92
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    (0.14)                0.00               0.00               (0.55)          9.77
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/29/97-03/31/97                            0.00                 0.00               0.00               (0.06)          9.93
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

                                                                                                    Ratio of Net
                                                                                 Ratio of           Investment
                                                                                 Expenses to        Income (Loss)
Selected Per Share Date for the Year                          Net Assets End     Average Net        to Average      Portfolio
   of Period Ended:                      Total Return         of Period (000s)   Assets             Net Assets      Turnover Rate
                                         ----------------     ----------------   ----------------   -------------   ---------------
High Yield Fund
  Class A
   09/30/98 (b)                                (0.47)%        $     77,940            0.90%+              7.95%+          30%
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    14.80%               70,858            0.90                8.02            37
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            1.06                28,873            0.92+               8.28+           67
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class B
   09/30/98 (b)                                (0.84)              190,061            1.65+               7.19+           30
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    13.94               156,099            1.65                7.27            37
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.86                60,269            1.67+               7.52+           67
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                (0.84)              286,704            1.65+               7.22+           30
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    13.95               284,836            1.65                7.36            37
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.88               205,297            1.68+               7.56+           67
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

Municipal Bond Fund
  Class A
   09/30/98 (b)                          $      4.85%         $      7,870            0.88%+              4.03%+          41%
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class B
   09/30/98 (b)                                 4.46                 5,084            1.60+               3.30+           41
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 4.58                37,626            1.35+               3.59+           41
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

Total Return Fund
  Class A
   09/30/98 (b)                                 7.42%         $    771,709            0.90%+              5.64%+         103
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    12.11               533,893            0.90                5.46           206
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                            0.02               115,742            0.91+               6.08+          173
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class B
   09/30/98 (b)                                 7.02               338,707            1.65+               4.84+          103
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    11.26               186,932            1.65                4.74           206
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                           (0.10)               74,130            1.67+               5.28+          173
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 7.02               535,890            1.65+               4.89+          103
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                    11.28               405,037            1.65                4.83           206
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/13/97-03/31/97                           (0.11)              329,104            1.67+               5.32+          173
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

Real Return Bond Fund
  Class A
   09/30/98 (b)                          $      4.32%         $        462            0.93%+              5.39%+         445%
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                     4.12                   370            0.92                4.06           967
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/29/97-03/31/97                            0.15                     1            0.90+               6.14+          160
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   Class B
   09/30/98 (b)                                 3.92                 2,717            1.68+               4.59+          445
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                     3.50                 1,496            1.67                3.32           967
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/29/97-03/31/97                           (0.08)                  509            1.59+               3.43+          160
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
  Class C
   09/30/98 (b)                                 4.05                 1,950            1.43+               4.94+          445
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   03/31/98                                     3.73                   490            1.42                3.56           967
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------
   01/29/97-03/31/97                           (0.07)                  148            1.62+               5.13+          160
--------------------------------------   ----------------     ----------------   ----------------   -------------   ---------------

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited


                                                      See accompanying notes  75

Financial Highlights


                                                    Net Asset                  Net Realized/  Total       Dividends  Dividends in
                                                    Value                      Unrealized     Income from from Net   Excess of Net
Selected Per Share Data for the Year or Period      Beginning   Net Investment Gain (Loss)    Investment  Investment Investment
 Ended:                                             of Period   Income (Loss)  on Investments Operations  Income     Income
                                                    ----------- -------------- -------------- ----------- ---------- -------------

Low Duration Fund
 Class A
   09/30/98(b)                                      $     10.18 $      0.31(a) $      0.11(a) $      0.42 $   (0.31) $       0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                                9.98        0.60(a)        0.23(a)        0.83     (0.58)        (0.02)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/13/97-03/31/97                                      10.02        0.12          (0.03)          0.09     (0.12)        (0.01)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class B
   09/30/98(b)                                            10.18        0.27(a)        0.11(a)        0.38     (0.27)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                                9.98        0.53(a)        0.22(a)        0.75     (0.50)        (0.02)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/13/97-03/31/97                                      10.02        0.10          (0.03)          0.07     (0.11)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   Class C
   09/30/98(b)                                            10.18        0.28(a)        0.11(a)        0.39     (0.28)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                                9.98        0.55(a)        0.23(a)        0.78     (0.53)        (0.02)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/13/97-03/31/97                                      10.02        0.11          (0.03)          0.08     (0.11)        (0.01)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------

Short-Term Fund
  Class A
   09/30/98(b)                                      $     10.06 $      0.27(a) $     (0.02)(a)  $    0.25  $  (0.27) $       0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                               10.00        0.55(a)        0.09 (a)       0.64     (0.56)        (0.01)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/20/97-03/31/97                                      10.04        0.10          (0.03)          0.07     (0.10)        (0.01)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class B
   09/30/98(b)                                            10.06        0.23(a)       (0.02)(a)       0.21     (0.23)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                               10.00        0.50(a)        0.08(a)        0.58     (0.50)        (0.01)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/20/97-03/31/97                                      10.04        0.09          (0.03)          0.06     (0.10)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class C
   09/30/98 (b)                                           10.06        0.26(a)       (0.02)(a)       0.24     (0.26)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                               10.00        0.54(a)        0.07(a)        0.61     (0.53)        (0.01)
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/20/97-03/31/97                                      10.04        0.09          (0.03)          0.06     (0.10)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------

Money Market Fund
  Class A
   09/30/98(b)                                      $      1.00  $     0.03(a) $      0.00(a) $      0.03  $  (0.03)  $      0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                                1.00        0.05(a)        0.00 (a)       0.05     (0.05)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/13/97-03/31/97                                       1.00        0.01           0.00           0.01     (0.01)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class B
   09/30/98(b)                                             1.00        0.02(a)        0.00(a)        0.02     (0.02)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                                1.00        0.04(a)        0.00(a)        0.04     (0.04)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/13/97-03/31/97                                       1.00        0.01           0.00           0.01     (0.01)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class C
   09/30/98(b)                                             1.00        0.03(a)        0.00(a)        0.03     (0.03)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                                1.00        0.05(a)        0.00(a)        0.05     (0.05)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/13/97-03/31/97                                       1.00        0.01           0.00           0.01     (0.01)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------

StocksPLUS Fund
  Class A
   09/30/98(b)                                      $     14.06 $      0.15(a)  $    (1.15)(a)  $   (1.00) $  (0.16) $       0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                               11.46        1.66(a)        3.41(a)        5.07     (1.38)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/20/97-03/31/97                                      11.91       (0.10)         (0.20)         (0.30)    (0.15)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class B
   09/30/98(b)                                            14.01        0.10(a)       (1.15)(a)      (1.05)    (0.12)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                               11.44        1.61(a)        3.35 (a)       4.96     (1.30)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/20/97-03/31/97                                      11.91       (0.13)         (0.20)         (0.33)    (0.14)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
  Class C
   09/30/98(b)                                            14.03        0.12(a)       (1.15)(a)      (1.03)    (0.13)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   03/31/98                                               11.45        1.64(a)        3.35(a)        4.99     (1.32)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------
   01/20/97-03/31/97                                      11.91       (0.12)(a)      (0.20)(a)      (0.32)    (0.14)         0.00
--------------------------------------------------- ----------- -------------- -------------- ----------- ---------- -------------

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

76  See accompanying notes

                                                   Distributions Distributions
                                                   from Net      in Excess of   Tax Basis                  Net Asset
                                                   Realized      Net Realized   Return of  Total           Value End
                                                   Capital Gains Capital Gains  Capital    Distributions   of Period
                                                   ------------- -------------  ---------  -------------   ---------
Low Duration Fund
  Class A
   09/30/98 (b)                                    $       0.00  $      0.00  $      0.00  $      (0.31) $     10.29
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (0.03)        0.00         0.00         (0.63)       10.18
--------------------------------------------------------------------------------------------------------------------
   01/13/97-03/31/97                                       0.00         0.00         0.00         (0.13)        9.98
--------------------------------------------------------------------------------------------------------------------
  Class B
   09/30/98 (b)                                            0.00         0.00         0.00         (0.27)       10.29
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (0.03)        0.00         0.00         (0.55)       10.18
--------------------------------------------------------------------------------------------------------------------
   01/13/97-03/31/97                                       0.00         0.00         0.00         (0.11)        9.98
--------------------------------------------------------------------------------------------------------------------
   Class C
   09/30/98 (b)                                            0.00         0.00         0.00         (0.28)       10.29
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (0.03)        0.00         0.00         (0.58)       10.18
--------------------------------------------------------------------------------------------------------------------
   01/13/97-03/31/97                                       0.00         0.00         0.00         (0.12)        9.98
--------------------------------------------------------------------------------------------------------------------

Short-Term Fund
  Class A
   09/30/98 (b)                                    $       0.00  $      0.00  $      0.00  $      (0.27) $     10.04
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (0.01)        0.00         0.00         (0.58)       10.06
--------------------------------------------------------------------------------------------------------------------
   01/20/97-03/31/97                                       0.00         0.00         0.00         (0.11)       10.00
--------------------------------------------------------------------------------------------------------------------
  Class B
   09/30/98 (b)                                            0.00         0.00         0.00         (0.23)       10.04
---------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (0.01)        0.00         0.00         (0.52)       10.06
--------------------------------------------------------------------------------------------------------------------
   01/20/97-03/31/97                                       0.00         0.00         0.00         (0.10)       10.00
--------------------------------------------------------------------------------------------------------------------
  Class C
   09/30/98 (b)                                            0.00         0.00         0.00         (0.26)       10.04
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (0.01)        0.00         0.00         (0.55)       10.06
--------------------------------------------------------------------------------------------------------------------
   01/20/97-03/31/97                                       0.00         0.00         0.00         (0.10)       10.00
--------------------------------------------------------------------------------------------------------------------

Money Market Fund
  Class A
   09/30/98 (b)                                    $       0.00  $      0.00  $      0.00  $      (0.03) $       1.00
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                                0.00         0.00         0.00         (0.05)        1.00
--------------------------------------------------------------------------------------------------------------------
   01/13/97-03/31/97                                       0.00         0.00         0.00         (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------
  Class B
   09/30/98 (b)                                            0.00         0.00         0.00         (0.02)        1.00
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                                0.00         0.00         0.00         (0.04)        1.00
--------------------------------------------------------------------------------------------------------------------
   01/13/97-03/31/97                                       0.00         0.00         0.00         (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------
  Class C
   09/30/98 (b)                                            0.00         0.00         0.00         (0.03)        1.00
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                                0.00         0.00         0.00         (0.05)        1.00
--------------------------------------------------------------------------------------------------------------------
   01/13/97-03/31/97                                       0.00         0.00         0.00         (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------

StocksPLUS Fund
  Class A
   09/30/98 (b)                                           0.00  $       0.00  $      0.00  $      (0.16) $     12.90
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (1.09)        0.00         0.00         (2.47)       14.06
--------------------------------------------------------------------------------------------------------------------
   01/20/97-03/31/97                                       0.00         0.00         0.00         (0.15)       11.46
--------------------------------------------------------------------------------------------------------------------
  Class B
   09/30/98 (b)                                            0.00         0.00         0.00         (0.12)       12.84
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (1.09)        0.00         0.00         (2.39)       14.01
--------------------------------------------------------------------------------------------------------------------
   01/20/97-03/31/97                                       0.00         0.00         0.00         (0.14)       11.44
--------------------------------------------------------------------------------------------------------------------
  Class C
   09/30/98 (b)                                            0.00         0.00         0.00         (0.13)       12.87
--------------------------------------------------------------------------------------------------------------------
   03/31/98                                               (1.09)        0.00         0.00         (2.41)       14.03
--------------------------------------------------------------------------------------------------------------------
   01/20/97-03/31/97                                       0.00         0.00         0.00         (0.14)       11.45
--------------------------------------------------------------------------------------------------------------------

                                                                                                  Ratio of Net
                                                                                    Ratio of      Investment
                                                                   Net Assets       Expenses to   Income (Loss)  Portfolio
                                                           Total   End of           Average Net   to Average     Turnover
                                                           Return  Period (000$)    Assets        Net Assets     Rate
                                                           ------  ------------     -----------   -------------  ---------
Low Duration Fund
  Class A
   09/30/98 (b)                                            4.18%  $  164,055         0.90%+        5.99%+        128%
----------------------------------------------------
   03/31/98                                                8.49      109,531         0.90          5.93          309
----------------------------------------------------
   01/13/97-03/31/97                                       0.85       59,348         0.91+         5.84+         240
----------------------------------------------------
  Class B
   09/30/98 (b)                                            3.79       45,918         1.65+         5.22+         128
----------------------------------------------------
   03/31/98                                                7.68       17,624         1.65          5.16          309
----------------------------------------------------
   01/13/97-03/31/97                                       0.68        5,296         1.67+         5.03+         240
----------------------------------------------------
   Class C
   09/30/98 (b)                                            3.92       83,835         1.40+         5.52+         128
----------------------------------------------------
   03/31/98                                                8.01       68,766         1.40          5.46          309
----------------------------------------------------
   01/13/97-03/31/97                                       0.75       63,606         1.42+         5.36+         240
----------------------------------------------------

Short-Term Fund
  Class A
   09/30/98 (b)                                            2.52%  $   51,469         0.84%+        5.29%+         49%
----------------------------------------------------
   03/31/98                                                6.64       24,182         0.85          5.48           48
----------------------------------------------------
   01/20/97-03/31/97                                       0.66        2,533         0.86+         5.07+          77
----------------------------------------------------
  Class B
   09/30/98 (b)                                            2.14        1,579         1.60+         4.63+          49
----------------------------------------------------
   03/31/98                                                5.96        1,258         1.60          4.97           48
----------------------------------------------------
   01/20/97-03/31/97                                       0.58          114         1.62+         4.83+          77
----------------------------------------------------
  Class C
   09/30/98 (b)                                            2.37        12,470        1.15+         5.07+          49
----------------------------------------------------
   03/31/98                                                6.33        6,763         1.15          5.33           48
----------------------------------------------------
   01/20/97-03/31/97                                       0.63        1,359         1.14+         4.78+          77
----------------------------------------------------

Money Market Fund
  Class A
   09/30/98 (b)                                      $     2.49% $   116,154         0.58%+        5.03%+        N/A
----------------------------------------------------
   03/31/98                                                5.10       41,375         0.60          5.02          N/A
----------------------------------------------------
   01/13/97-03/31/97                                       1.01       43,589         0.57+         4.44+         N/A
----------------------------------------------------
  Class B
   09/30/98 (b)                                            2.06       11,697         1.50+         4.11+         N/A
----------------------------------------------------
   03/31/98                                                4.21        2,937         1.50          4.15          N/A
----------------------------------------------------
   01/13/97-03/31/97                                       0.83        3,143         1.41+         3.62+         N/A
----------------------------------------------------
  Class C
   09/30/98 (b)                                            2.53       96,244         0.59+         5.03+         N/A
----------------------------------------------------
   03/31/98                                                5.14       55,696         0.60          5.05          N/A
----------------------------------------------------
   01/13/97-03/31/97                                       1.02       85,398         0.58+         4.47+         N/A
----------------------------------------------------

StocksPLUS Fund
  Class A
   09/30/98 (b)                                          (7.16)%  $    81,735       1.05%+        2.16%+          63%
----------------------------------------------------
   03/31/98                                               47.07%      62,970         1.05         13.34           30
----------------------------------------------------
   01/20/97-03/31/97                                      (2.59)       5,790         1.10+       (10.69)+         47
----------------------------------------------------
  Class B
   09/30/98 (b)                                           (7.55)     146,790         1.80+         1.47+          63
----------------------------------------------------
   03/31/98                                               46.11       99,039         1.80         12.60           30
----------------------------------------------------
   01/20/97-03/31/97                                      (2.81)       8,281         1.88+       (15.13)+         47
----------------------------------------------------
  Class C
   09/30/98 (b)                                           (7.39)     125,666         1.55+         1.74+          63
----------------------------------------------------
   03/31/98                                               46.38       96,960         1.55         12.85           30
----------------------------------------------------
   01/20/97-03/31/97                                      (2.71)      11,254         1.65+       (12.79)+         47
----------------------------------------------------

                                                      See accompanying notes  77

Statement of Assets and Liabilities
September 30, 1998 (Unaudited)

                                                                      Long-Term                                        Emerging
                                                                      U.S. Gov't      Foreign          Global Bond     Markets
Amounts in thousands, except per share amounts                        Fund            Bond Fund        Fund II         Bond Fund
                                                                      ------------    ------------     ------------    -------------
Assets:
Investments, at value                                                 $   306,246     $ 1,020,068      $    71,224     $      4,477
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Cash and foreign currency                                                   2,970           2,514              240              507
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Receivable for investments and foreign currency sold                       59,539         226,285            5,474                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Receivable for Fund shares sold                                             2,319           1,412                1                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Interest and dividends receivable                                           3,158          21,098            1,118              108
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Variation margin receivable                                                     0               0                0                2
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Other assets                                                                    0           1,226               85                2
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
                                                                          374,232       1,272,603           78,142            5,096
===================================================================   ============    ============     ============    =============

Liabilities:
Payable for investments and foreign currency purchased                $   179,196     $   709,019      $    36,051     $      1,543
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Notes payable                                                                  28               0                0                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Written options outstanding                                                     0               0                0                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Payable for Fund shares redeemed                                              366           1,233               86                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Dividends payable                                                             164             606               13                5
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Accrued investment advisor's fee                                               38             115                9                1
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Accrued administrator's fee                                                    45             127               13                1
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Accrued distribution fee                                                       28              26                7                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Accrued servicing fee                                                          12              14                3                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Variation margin payable                                                        0               0                0                0
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Other liabilities                                                              15             159                3                4
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
                                                                          179,892         711,299           36,185            1,554
===================================================================   ============    ============     ============    =============

Net Assets                                                            $   194,340     $   561,304      $    41,957     $      3,542
===================================================================   ============    ============     ============    =============

Net Assets Consist of:
Paid in capital                                                       $   179,041     $   533,190      $    41,818     $      5,067
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Undistributed (overdistributed) net investment income                         613          21,778              158               27
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Accumulated undistributed net realized gain (loss)                          3,160          (2,617)             150             (665)
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Net unrealized appreciation (depreciation)                                 11,526           8,953             (169)            (887)
-------------------------------------------------------------------   ------------    ------------     ------------    -------------

                                                                      $   194,340     $   561,304      $    41,957     $      3,542
===================================================================   ============    ============     ============    =============

Net Assets:
Class A                                                               $    15,073     $    22,389      $     4,073     $        166
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Class B                                                                    25,589          17,229            4,324              122
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Class C                                                                    24,719          24,685            6,134              148
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Other Classes                                                             128,959         497,001           27,426            3,106
-------------------------------------------------------------------   ------------    ------------     ------------    -------------

Shares Issued and Outstanding:
Class A                                                                     1,295           2,044              406               24
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Class B                                                                     2,198           1,573              431               18
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Class C                                                                     2,124           2,253              612               22
-------------------------------------------------------------------   ------------    ------------     ------------    -------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                               $     11.64     $     10.95      $     10.03     $       6.82
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Class B                                                                     11.64           10.95            10.03             6.82
-------------------------------------------------------------------   ------------    ------------     ------------    -------------
Class C                                                                     11.64           10.95            10.03             6.82
-------------------------------------------------------------------   ------------    ------------     ------------    -------------

Cost of Investments Owned                                             $   294,760     $   997,628      $    70,816     $      5,373
===================================================================   ============    ============     ============    =============
Cost of Foreign Currency Held                                         $         0     $     1,165      $        22     $          0
===================================================================   ============    ============     ============    =============

*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.


78  See accompanying notes

                                                                      High             Municipal        Total          Real Return
                                                                      Yield Fund       Bond Fund        Return Fund    Bond Fund
                                                                      ------------     ------------     ------------   -------------
Assets:
Investments, at value                                                 $ 2,460,519      $    56,148      $27,642,164    $     18,908
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Cash and foreign currency                                                     661               58           38,121              12
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Receivable for investments and foreign currency sold                          211              104           41,842           1,327
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Receivable for Fund shares sold                                             9,767              311           84,686              47
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Interest and dividends receivable                                          48,317              787          231,555             127
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Variation margin receivable                                                     0                0           66,083               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Other assets                                                                    0                0                0              20
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
                                                                      $ 2,519,475      $    57,408      $28,104,451    $     20,441
===================================================================   ============     ============     ============   =============

Liabilities:
Payable for investments and foreign currency purchased                $    43,306      $       105      $ 5,368,211    $      9,386
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Notes payable                                                                   0                0                0               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Written options outstanding                                                     0                0           51,236               1
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Payable for Fund shares redeemed                                            1,589               28          260,212               8
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Dividends payable                                                           2,613               44           23,550              10
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued investment advisor's fee                                              508               12            4,684               2
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued administrator's fee                                                   577               16            3,668               3
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued distribution fee                                                      318               19              729               3
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued servicing fee                                                         115               10              336               1
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Variation margin payable                                                        0                0                0               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Other liabilities                                                             316               14           25,762               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
                                                                      $    49,342      $       248      $ 5,738,388    $      9,414
===================================================================   ============     ============     ============   =============

Net Assets                                                            $ 2,470,133      $    57,160      $22,366,063    $     11,027
===================================================================   ============     ============     ============   =============

Net Assets Consist of:
Paid in capital                                                       $ 2,565,118      $    53,651      $21,160,678    $     10,998
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Undistributed (overdistributed) net investment income                      (2,527)              (1)         111,594               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accumulated undistributed net realized gain (loss)                        (45,696)              14          609,836            (129)
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Net unrealized appreciation (depreciation)                                (46,762)           3,496          483,955             158
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
                                                                      $ 2,470,133      $    57,160      $22,366,063    $     11,027
===================================================================   ============     ============     ============   =============

Net Assets:
Class A                                                               $    77,940      $     7,870      $   771,709    $        462
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class B                                                                   190,061            5,084          338,707           2,717
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class C                                                                   286,704           37,626          535,890           1,950
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Other Classes                                                           1,915,428            6,580       20,719,757           5,898
-------------------------------------------------------------------   ------------     ------------     ------------   -------------

Shares Issued and Outstanding:
Class A                                                                     6,993              768           69,593              47
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class B                                                                    17,053              496           30,545             274
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class C                                                                    25,724            3,673           48,327             197
-------------------------------------------------------------------   ------------     ------------     ------------   -------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                               $     11.15      $     10.25      $     11.09    $       9.92
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class B                                                                     11.15            10.25            11.09            9.92
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class C                                                                     11.15            10.25            11.09            9.92
-------------------------------------------------------------------   ------------     ------------     ------------   -------------

Cost of Investments Owned                                             $ 2,507,419      $    52,652      $27,332,479    $     18,821
===================================================================   ============     ============     ============   =============
Cost of Foreign Currency Held                                         $         0      $         0      $    34,146    $          0
===================================================================   ============     ============     ============   =============


                                                                      Low Duration     Short-Term       Money          StocksPLUS
                                                                      Fund             Fund             Market Fund    Fund
                                                                      ------------     ------------     ------------   -------------
Assets:
Investments, at value                                                 $ 4,095,023      $   414,245      $   268,728    $    879,983
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Cash and foreign currency                                                  16,995                0              216               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Receivable for investments and foreign currency sold                       13,661            2,777                0           1,911
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Receivable for Fund shares sold                                            45,520            4,703           18,788           3,021
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Interest and dividends receivable                                          37,315            3,512               29          11,804
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Variation margin receivable                                                 2,434                7                0               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Other assets                                                                4,259              251                0             553
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
                                                                        4,215,207          425,495          287,761         897,272
===================================================================   ============     ============     ============   =============

Liabilities:
Payable for investments and foreign currency purchased                    683,192           22,739                0          94,613
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Notes payable                                                                   0                0                0               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Written options outstanding                                                 3,013                0                0               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Payable for Fund shares redeemed                                           32,120              522           13,003             812
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Dividends payable                                                           3,101              241              156               0
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued investment advisor's fee                                              721              102               31             260
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued administrator's fee                                                   570               90               65             206
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued distribution fee                                                       80                5                8             142
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accrued servicing fee                                                          58               14               18              73
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Variation margin payable                                                        0                0                0          20,667
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Other liabilities                                                             149                3               55              43
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
                                                                          723,004           23,716           13,336         116,816
===================================================================   ============     ============     ============   =============

Net Assets                                                            $ 3,492,203      $   401,779      $   274,425    $    780,456
===================================================================   ============     ============     ============   =============

Net Assets Consist of:
Paid in capital                                                       $ 3,430,476      $   401,406      $   274,406    $    763,123
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Undistributed (overdistributed) net investment income                         802              696               19          43,968
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Accumulated undistributed net realized gain (loss)                           (535)            (325)               0         (29,410)
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Net unrealized appreciation (depreciation)                                 61,460                2                0           2,775
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
                                                                      $ 3,492,203      $   401,779      $   274,425    $    780,456
===================================================================   ============     ============     ============   =============

Net Assets:
Class A                                                               $   164,055      $    51,469      $   116,154    $     81,735
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class B                                                                    45,918            1,579           11,697         146,790
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class C                                                                    83,835           12,470           96,244         125,666
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Other Classes                                                           3,198,395          336,261           50,330         426,265
-------------------------------------------------------------------   ------------     ------------     ------------   -------------

Shares Issued and Outstanding:
Class A                                                                    15,949            5,124          116,156           6,340
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class B                                                                     4,464              157           11,698          11,435
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class C                                                                     8,150            1,241           96,246           9,770
-------------------------------------------------------------------   ------------     ------------     ------------   -------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                               $     10.29      $     10.04      $      1.00    $      12.90
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class B                                                                     10.29            10.04             1.00           12.84
-------------------------------------------------------------------   ------------     ------------     ------------   -------------
Class C                                                                     10.29            10.04             1.00           12.87
-------------------------------------------------------------------   ------------     ------------     ------------   -------------

Cost of Investments Owned                                             $ 4,054,100      $   414,568      $   268,728    $    882,845
===================================================================   ============     ============     ============   =============
Cost of Foreign Currency Held                                         $     6,149      $         0      $         0    $      1,867
===================================================================   ============     ============     ============   =============


                                                      See accompanying notes  79

Statement of Operations
For the six months ended September 30, 1998 (Unaudited)

                                                                      Long-Term                                   Emerging
                                                                      U.S. Gov't    Foreign        Global Bond    Markets
Amounts in thousands                                                  Fund          Bond Fund      Fund II        Bond Fund
                                                                      -----------   -----------    -----------    -----------
Investment Income:
Interest                                                              $     3,925   $    16,223    $     1,369    $       222
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Dividends                                                                       0             0              0              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
  Total Income                                                              3,925        16,223          1,369            222
--------------------------------------------------------------------  -----------   -----------    -----------    -----------

Expenses:
Investment advisory fees                                                      139           621             54             10
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Administration fees                                                           165           673             78              9
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Distribution fees - Class B                                                    52            52             17              1
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Distribution fees - Class C                                                    42            78             23              1
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Servicing fees - Class A                                                       12            20              8              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Servicing fees - Class B                                                       17            17              6              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Servicing fees - Class C                                                       14            26              8              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Distribution and/or servicing fees - Other Classes                              6             3              0              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Trustees' fees                                                                  0             2              0              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Reorganization costs                                                            0             0              0              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Interest expense                                                               20             0              0              0
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Miscellaneous                                                                   0             7              0              2
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
   Total Expenses                                                             467         1,499            194             23
--------------------------------------------------------------------  -----------   -----------    -----------    -----------

Net Investment Income (Loss)                                                3,458        14,724          1,175            199
--------------------------------------------------------------------  -----------   -----------    -----------    -----------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                     2,354        10,754            443           (478)
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Net realized gain (loss) on futures contracts and written options             345         2,452            845              7
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Net realized gain (loss) on foreign currency transactions                       0       (15,760)        (1,126)             1
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Net change in unrealized appreciation (depreciation) on investments        10,074        32,061          1,011           (983)
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Net change in unrealized appreciation (depreciation) on futures
  contracts and written options                                                 0          (280)           (58)             8
--------------------------------------------------------------------  -----------   -----------    -----------    -----------
Net change in unrealized appreciation (depreciation) on translation
  of assets and liabilities denominated in foreign currencies                   0       (19,860)          (705)            (1)
--------------------------------------------------------------------  -----------   -----------    -----------    -----------

Net Gain (Loss)                                                            12,773         9,367            410         (1,446)
--------------------------------------------------------------------  -----------   -----------    -----------    -----------

Net Increase (Decrease) in Assets Resulting from Operations           $    16,231   $    24,091    $     1,585    $    (1,247)
--------------------------------------------------------------------  -----------   -----------    -----------    -----------

80  See accompanying notes


                                                                       High Yield     Municipal      Total Return   Real Return
                                                                       Fund           Bond Fund      Fund           Bond Fund
                                                                       ------------   ------------   ------------   ------------

Interest                                                               $   105,276    $       722    $   664,267    $       345
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Dividends                                                                    2,634              0          1,887              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
  Total Income                                                             107,910            722        666,154            345
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Expenses:
Investment advisory fees                                                     3,040             37         25,346             14
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Administration fees                                                          3,449             49         19,734             17
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Distribution fees - Class B                                                    663              9            902              9
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Distribution fees - Class C                                                  1,095             47          1,688              6
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Servicing fees - Class A                                                        95              5            823              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Servicing fees - Class B                                                       221              3            301              3
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Servicing fees - Class C                                                       365             24            563              3
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Distribution and/or servicing fees - Other Classes                             117              0            901              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Trustees' fees                                                                   9              1             77              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Reorganization costs                                                             0              0              0              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Interest expense                                                                 0              0              0              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Miscellaneous                                                                    0              0             24              1
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
   Total Expenses                                                            9,054            175         50,359             53
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Investment Income (Loss)                                                98,856            547        615,795            292
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                     10,386             14         64,756            (51)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on futures contracts and written options                0              0        462,352             (3)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on foreign currency transactions                        0              0         42,579             (9)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on investments       (122,256)         1,170        166,622            188
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on futures
  contracts and written options                                                  0              0        208,283             54
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on translation
  of assets and liabilities denominated in foreign currencies                    0              0        (16,194)           (10)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Gain (Loss)                                                           (111,870)         1,184        928,398            169
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Increase (Decrease) in Assets Resulting from Operations            $   (13,014)  $      1,731   $  1,544,193   $        461
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

                                                                       Low            Short-Term     Money          StocksPLUS
                                                                       Duration Fund  Fund           Market Fund    Fund
                                                                       -------------  ------------   ------------   ------------

Interest                                                               $   111,564   $     13,399   $      5,913   $     13,025
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Dividends                                                                    1,546              0              0              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
  Total Income                                                             113,110         13,399          5,913         13,025
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Expenses:
Investment advisory fees                                                     4,069            538            155          1,492
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Administration fees                                                          3,192            465            325          1,170
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Distribution fees - Class B                                                    102              6             21            476
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Distribution fees - Class C                                                    187             13              0            287
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Servicing fees - Class A                                                       171             46             39             94
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Servicing fees - Class B                                                        34              2              7            158
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Servicing fees - Class C                                                        93             11             37            144
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Distribution and/or servicing fees - Other Classes                             125              4              2              3
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Trustees' fees                                                                  12              2              1              3
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Reorganization costs                                                             0              0              0              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Interest expense                                                                 0              0              0              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Miscellaneous                                                                    6              0              1              0
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
   Total Expenses                                                            7,991          1,087            588          3,827
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net Investment Income (Loss)                                               105,119         12,312          5,325          9,198
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                     (8,258)          (738)             0           (517)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on futures contracts and written options            5,063             27              0        (61,381)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on foreign currency transactions                    2,676            471              0            905
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on investments         20,497           (454)             0         (2,511)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on futures
  contracts and written options                                             15,929             13              0         (5,378)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on translation
  of assets and liabilities denominated in foreign currencies                   93           (119)             0           (192)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Gain (Loss)                                                             36,000           (800)             0        (69,074)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

Net Increase (Decrease) in Assets Resulting from Operations            $   141,119    $    11,512    $     5,325    $   (59,876)
--------------------------------------------------------------------   ------------   ------------   ------------   ------------

                                                      See accompanying notes  81

Statement of Changes in Net Assets

Amounts in thousands                                  Long-Term U.S. Gov't Fund                 Foreign Bond Fund
                                                      -------------------------------------     -------------------------------
                                                      Six Months Ended           Year Ended     Six Months Ended     Year Ended
Increase (Decrease) in Net Assets from:                 Sept. 30, 1998       March 31, 1998       Sept. 30, 1998 March 31, 1998
                                                           (Unaudited)                               (Unaudited)
Operations:
Net investment income (loss)                          $          3,458       $        2,312     $         14,724 $       20,326
----------------------------------------------------  -------------------------------------     -------------------------------
Net realized gain (loss)                                         2,699                3,273               (2,554)        20,051
----------------------------------------------------  -------------------------------------     -------------------------------
Net change in unrealized appreciation (depreciation)            10,074                1,860               11,921         (2,005)
----------------------------------------------------  -------------------------------------     -------------------------------
Net increase (decrease) resulting from operations               16,231                7,445               24,091         38,372
----------------------------------------------------  -------------------------------------     -------------------------------

Distributions to Shareholders:
From net investment income
  Class A                                                         (275)                (183)                (424)          (249)
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                         (350)                (133)                (308)          (311)
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                         (276)                (127)                (466)          (485)
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                 (2,432)              (2,308)             (12,692)       (18,761)
----------------------------------------------------  -------------------------------------     -------------------------------
In excess of net investment income
  Class A                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                      0                   (1)                   0              0
----------------------------------------------------  -------------------------------------     -------------------------------
From net realized capital gains
  Class A                                                            0                  (27)                   0           (161)
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                            0                  (25)                   0           (238)
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                            0                  (26)                   0           (362)
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                      0                 (239)                   0         (9,712)
----------------------------------------------------  -------------------------------------     -------------------------------
In excess of net realized capital gains
  Class A                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                      0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------

Total Distributions                                             (3,333)              (3,069)             (13,890)       (30,279)
----------------------------------------------------  -------------------------------------     -------------------------------

Fund Share Transactions:
Receipts for shares sold
  Class A                                                       13,030                6,175               15,055          9,138
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                       17,578                8,001                6,678          9,586
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                       20,936                8,501                8,287         15,595
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                 86,192               53,037              142,730        230,423
----------------------------------------------------  -------------------------------------     -------------------------------
Issued in reorganization
  Class A                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                            0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                      0                    0                    0              0
----------------------------------------------------  -------------------------------------     -------------------------------
Issued as reinvestment of distributions
  Class A                                                          184                  116                  324            373
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                          269                  121                  250            455
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                          213                  116                  404            771
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                  1,892                2,095                9,256         21,446
----------------------------------------------------  -------------------------------------     -------------------------------
Cost of shares redeemed
  Class A                                                       (5,411)              (1,612)              (2,911)          (703)
----------------------------------------------------  -------------------------------------     -------------------------------
  Class B                                                       (1,443)              (1,248)                (625)          (702)
----------------------------------------------------  -------------------------------------     -------------------------------
  Class C                                                       (5,116)              (1,794)              (1,527)        (1,194)
----------------------------------------------------  -------------------------------------     -------------------------------
  Other Classes                                                (21,321)             (25,373)             (56,624)      (102,098)
----------------------------------------------------  -------------------------------------     -------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                      107,003               48,135              121,297        183,090
----------------------------------------------------  -------------------------------------     -------------------------------

Total Increase (Decrease) in Net Assets                        119,901               52,511              131,498        191,183
----------------------------------------------------  -------------------------------------     -------------------------------

Net Assets:
Beginning of period                                             74,439               21,928              429,806        238,623
----------------------------------------------------  -------------------------------------     -------------------------------
End of period *                                       $        194,340       $       74,439     $        561,304 $      429,806
----------------------------------------------------  -------------------------------------     -------------------------------

*Including net undistributed (overdistributed)
  investment income of:                               $            613       $          488     $         21,778 $       20,944
----------------------------------------------------  -------------------------------------     -------------------------------

Amounts in thousands                                         Global Bond Fund II
                                                             ------------------------------------
                                                             Six Months Ended          Year Ended
Increase (Decrease) in Net Assets from:                        Sept. 30, 1998      March 31, 1998
                                                                  (Unaudited)
Operations:
Net investment income (loss)                                 $          1,175      $        1,124
----------------------------------------------------         ------------------------------------
Net realized gain (loss)                                                  162               1,252
----------------------------------------------------         ------------------------------------
Net change in unrealized appreciation (depreciation)                      248                (178)
----------------------------------------------------         ------------------------------------
Net increase (decrease) resulting from operations                       1,585               2,198
----------------------------------------------------         ------------------------------------

Distributions to Shareholders:
From net investment income
  Class A                                                                (170)               (411)
----------------------------------------------------         ------------------------------------
  Class B                                                                (105)               (182)
----------------------------------------------------         ------------------------------------
  Class C                                                                (139)               (240)
----------------------------------------------------         ------------------------------------
  Other Classes                                                          (744)               (100)
----------------------------------------------------         ------------------------------------
In excess of net investment income
  Class A                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Class B                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Class C                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Other Classes                                                             0                   0
----------------------------------------------------         ------------------------------------
From net realized capital gains
  Class A                                                                   0                (856)
----------------------------------------------------         ------------------------------------
  Class B                                                                   0                (598)
----------------------------------------------------         ------------------------------------
  Class C                                                                   0                (783)
----------------------------------------------------         ------------------------------------
  Other Classes                                                             0                   0
----------------------------------------------------         ------------------------------------
In excess of net realized capital gains
  Class A                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Class B                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Class C                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Other Classes                                                             0                   0
----------------------------------------------------         ------------------------------------

Total Distributions                                                    (1,158)             (3,170)
----------------------------------------------------         ------------------------------------

Fund Share Transactions:
Receipts for shares sold
  Class A                                                                 657               5,409
----------------------------------------------------         ------------------------------------
  Class B                                                                 638               1,255
----------------------------------------------------         ------------------------------------
  Class C                                                                 640               1,717
----------------------------------------------------         ------------------------------------
  Other Classes                                                         1,896              24,247
----------------------------------------------------         ------------------------------------
Issued in reorganization
  Class A                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Class B                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Class C                                                                   0                   0
----------------------------------------------------         ------------------------------------
  Other Classes                                                             0                   0
----------------------------------------------------         ------------------------------------
Issued as reinvestment of distributions
  Class A                                                                 141               1,055
----------------------------------------------------         ------------------------------------
  Class B                                                                  78                 578
----------------------------------------------------         ------------------------------------
  Class C                                                                 126                 942
----------------------------------------------------         ------------------------------------
  Other Classes                                                           715                 100
----------------------------------------------------         ------------------------------------
Cost of shares redeemed
  Class A                                                              (3,563)             (6,982)
----------------------------------------------------         ------------------------------------
  Class B                                                                (891)               (940)
----------------------------------------------------         ------------------------------------
  Class C                                                                (809)             (1,407)
----------------------------------------------------         ------------------------------------
  Other Classes                                                             0                   0
----------------------------------------------------         ------------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                                (372)             25,974
----------------------------------------------------         ------------------------------------

Total Increase (Decrease) in Net Assets                                    55              25,002
----------------------------------------------------         ------------------------------------

Net Assets:
Beginning of period                                                    41,902              16,900
----------------------------------------------------         ------------------------------------
End of period *                                              $         41,957      $       41,902
----------------------------------------------------         ------------------------------------

*Including net undistributed (overdistributed)
  investment income of:                                      $            158      $          141
----------------------------------------------------         ------------------------------------

82  See accompanying notes

Statement of Changes in Net Assets

Amounts in thousands                                         Emerging Markets
                                                             Bond Fund                           High Yield Fund
                                                             ----------------------------------  ----------------------------------
                                                             Six Months Ended       Period from  Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:                        Sept. 30, 1998  July 31, 1997 to    Sept. 30, 1998    March 31, 1998
                                                                  (Unaudited)    March 31, 1998       (Unaudited)
Operations:
Net investment income (loss)                                 $            199  $            183  $         98,856    $      120,838
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net realized gain (loss)                                                 (470)             (108)           10,386            17,622
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation (depreciation)                     (976)               89          (122,256)           53,329
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting from operations                      (1,247)              164           (13,014)          191,789
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Distributions to Shareholders:
From net investment income
  Class A                                                                 (11)               (9)           (3,027)           (3,926)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                 (11)               (6)           (6,357)           (7,402)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                  (8)               (4)          (10,540)          (17,859)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                          (169)             (165)          (78,930)          (92,108)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
In excess of net investment income
  Class A                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
From net realized capital gains
  Class A                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
In excess of net realized capital gains
  Class A                                                                   0                (3)                0              (500)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                (4)                0              (944)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                (2)                0            (1,935)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0               (51)                0            (8,860)
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Total Distributions                                                      (199)             (244)          (98,854)         (133,534)
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Fund Share Transactions:
Receipts for shares sold
  Class A                                                                 144               353            34,543            64,633
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                 227               294            57,910           101,900
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                 191               132           120,338           131,535
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                           506             3,907           487,002         1,055,297
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Issued in reorganization
  Class A                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Issued as reinvestment of distributions
  Class A                                                                   7                 9             1,823             2,723
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   6                 7             3,264             4,397
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                  33                 6             6,662            12,300
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                           133               212            71,785            92,015
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Cost of shares redeemed
  Class A                                                                (238)              (54)          (25,636)          (27,260)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                (336)                0           (18,881)          (14,335)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                 (96)               (3)         (111,879)          (75,236)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                           (22)             (350)         (255,590)         (244,929)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                                 555             4,513           371,341          1,103,040
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Total Increase (Decrease) in Net Assets                                  (891)            4,433           259,473          1,161,295
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Net Assets:
Beginning of period                                                     4,433                 0         2,210,660         1,049,365
-----------------------------------------------------------  ----------------------------------  ----------------------------------
End of period *                                              $          3,542  $          4,433  $      2,470,133    $    2,210,660
-----------------------------------------------------------  ----------------------------------  ----------------------------------

*Including net undistributed (overdistributed)
  investment income of:                                      $             27  $             27  $         (2,527)   $       (2,529)
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Amounts in thousands                                         Municipal Bond Fund                 Total Return Fund
                                                             ----------------------------------  ----------------------------------
Increase (Decrease) in Net Assets from:                      Six Months Ended       Period from  Six Months Ended        Year Ended
                                                               Sept. 30, 1998  Dec. 31, 1997 to    Sept. 30, 1998    March 31, 1998
                                                                  (Unaudited)    March 31, 1998       (Unaudited)
Operations:
Net investment income (loss)                                 $            547   $            33  $        615,795    $      920,708
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net realized gain (loss)                                                   14                (1)          569,687           644,154
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation (depreciation)                    1,170                (9)          358,711           196,253
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting from operations                       1,731                23         1,544,193         1,761,115
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Distributions to Shareholders:
From net investment income
  Class A                                                                 (81)                0           (18,572)          (14,462)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                 (40)                0            (5,835)           (5,314)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                (341)                0           (11,029)          (16,492)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                           (85)              (33)         (580,525)         (859,162)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
In excess of net investment income
  Class A                                                                   0                 0                 0              (397)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                 0                 0              (146)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                 0                 0              (453)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0           (23,600)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
From net realized capital gains
  Class A                                                                   0                 0                 0            (8,102)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                 0                 0            (3,479)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                 0                 0            (9,011)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0          (383,580)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
In excess of net realized capital gains
  Class A                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Total Distributions                                                      (547)              (33)         (615,961)      (1,324,198)
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Fund Share Transactions:
Receipts for shares sold
  Class A                                                               1,329                 0           294,842           460,620
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                               1,288                 0           154,871           119,773
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                               2,644                 0           150,000           149,964
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                         3,415             3,000         4,962,771         6,481,902
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Issued in reorganization
  Class A                                                               6,783                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                               3,958                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                              36,555                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                             0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Issued as reinvestment of distributions
  Class A                                                                  57                 0            16,226            21,051
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                  23                 0             4,158             6,517
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                                 239                 0             8,165            18,558
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                            85                33           461,820         1,055,758
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Cost of shares redeemed
  Class A                                                                (464)                0          (104,535)          (65,456)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class B                                                                (289)                0           (19,658)          (15,356)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Class C                                                              (2,594)                0           (48,513)         (102,973)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
  Other Classes                                                           (76)                0        (2,534,027)       (3,674,270)
-----------------------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                              52,953             3,033         3,346,120         4,456,088
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Total Increase (Decrease) in Net Assets                                54,137             3,023         4,274,352         4,893,005
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Net Assets:
Beginning of period                                                     3,023                 0        18,091,711        13,198,706
-----------------------------------------------------------  ----------------------------------  ----------------------------------
End of period *                                              $         57,160   $         3,023  $     22,366,063    $   18,091,711
-----------------------------------------------------------  ----------------------------------  ----------------------------------

*Including net undistributed (overdistributed)
  investment income of:                                      $             (1)  $             0  $        111,594    $      111,760
-----------------------------------------------------------  ----------------------------------  ----------------------------------

Amounts in thousands                                              Real Return Bond Fund
                                                                  ----------------------------------
Increase (Decrease) in Net Assets from:                           Six Months Ended        Year Ended
                                                                    Sept. 30, 1998    March 31, 1998
                                                                       (Unaudited)
Operations:
Net investment income (loss)                                      $            292    $          317
---------------------------------------------------------------   ----------------------------------
Net realized gain (loss)                                                       (63)               52
---------------------------------------------------------------   ----------------------------------
Net change in unrealized appreciation (depreciation)                           232               (21)
---------------------------------------------------------------   ----------------------------------
Net increase (decrease) resulting from operations                              461               348
---------------------------------------------------------------   ----------------------------------

Distributions to Shareholders:
From net investment income
  Class A                                                                      (10)              (18)
---------------------------------------------------------------   ----------------------------------
  Class B                                                                      (54)              (32)
---------------------------------------------------------------   ----------------------------------
  Class C                                                                      (56)              (21)
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                               (172)             (248)
---------------------------------------------------------------   ----------------------------------
In excess of net investment income
  Class A                                                                        0                (1)
---------------------------------------------------------------   ----------------------------------
  Class B                                                                        0                (2)
---------------------------------------------------------------   ----------------------------------
  Class C                                                                        0                (2)
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                                  0               (18)
---------------------------------------------------------------   ----------------------------------
From net realized capital gains
  Class A                                                                        0                (6)
---------------------------------------------------------------   ----------------------------------
  Class B                                                                        0               (14)
---------------------------------------------------------------   ----------------------------------
  Class C                                                                        0               (11)
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                                  0               (68)
---------------------------------------------------------------   ----------------------------------
In excess of net realized capital gains
  Class A                                                                        0                 0
---------------------------------------------------------------   ----------------------------------
  Class B                                                                        0                 0
---------------------------------------------------------------   ----------------------------------
  Class C                                                                        0                 0
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                                  0                 0
---------------------------------------------------------------   ----------------------------------

Total Distributions                                                           (292)             (441)
---------------------------------------------------------------   ----------------------------------

Fund Share Transactions:
Receipts for shares sold
  Class A                                                                      250             1,170
---------------------------------------------------------------   ----------------------------------
  Class B                                                                    1,591             1,292
---------------------------------------------------------------   ----------------------------------
  Class C                                                                    2,428             1,136
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                                716             4,626
---------------------------------------------------------------   ----------------------------------
Issued in reorganization
  Class A                                                                        0                 0
---------------------------------------------------------------   ----------------------------------
  Class B                                                                        0                 0
---------------------------------------------------------------   ----------------------------------
  Class C                                                                        0                 0
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                                  0                 0
---------------------------------------------------------------   ----------------------------------
Issued as reinvestment of distributions
  Class A                                                                        8                24
---------------------------------------------------------------   ----------------------------------
  Class B                                                                       43                34
---------------------------------------------------------------   ----------------------------------
  Class C                                                                       14                33
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                                170               333
---------------------------------------------------------------   ----------------------------------
Cost of shares redeemed
  Class A                                                                     (173)             (818)
---------------------------------------------------------------   ----------------------------------
  Class B                                                                     (453)             (323)
---------------------------------------------------------------   ----------------------------------
  Class C                                                                   (1,014)             (812)
---------------------------------------------------------------   ----------------------------------
  Other Classes                                                               (604)           (5,016)
---------------------------------------------------------------   ----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                                    2,976             1,679
---------------------------------------------------------------   ----------------------------------

Total Increase (Decrease) in Net Assets                                      3,145             1,586
---------------------------------------------------------------   ----------------------------------

Net Assets:
Beginning of period                                                          7,882             6,296
---------------------------------------------------------------   ----------------------------------
End of period *                                                   $         11,027    $        7,882
---------------------------------------------------------------   ----------------------------------

*Including net undistributed (overdistributed)
  investment income of:                                           $              0       $       (25)
---------------------------------------------------------------   ----------------------------------

                                                      See accompanying notes  83

Statement of Changes in Net Assets

Amounts in thousands
                                                             Low Duration Fund                   Short-Term Fund
                                                             ----------------------------------  -----------------------------------
                                                             Six Months Ended        Year Ended  Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:                        Sept. 30, 1998    March 31, 1998    Sept. 30, 1998    March 31, 1998
                                                                  (Unaudited)                         (Unaudited)
Operations:
Net investment income (loss)                                      $   105,119       $   188,536       $    12,312       $    11,861
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net realized gain (loss)                                                 (519)           25,424              (240)              922
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net change in unrealized appreciation (depreciation)                   36,519            38,823              (560)              455
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net increase (decrease) resulting from operations                     141,119           252,783            11,512            13,238
===========================================================  ==================================  ===================================

Distributions to Shareholders:
From net investment income
  Class A                                                              (4,124)           (4,396)             (986)             (498)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                (713)             (474)              (35)              (37)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                              (2,064)           (3,236)             (223)             (216)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                       (98,152)         (173,398)          (11,113)          (10,902)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
In excess of net investment income
  Class A                                                                   0              (154)                0                (9)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                   0               (16)                0                (1)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                                   0              (113)                0                (3)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                             0            (6,077)                0              (196)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
From net realized capital gains
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class A                                                                   0              (280)                0               (15)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                   0               (34)                0                (1)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                                   0              (182)                0                (9)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                             0            (7,963)                0              (258)
-----------------------------------------------------------  ----------------------------------  -----------------------------------

-----------------------------------------------------------  ----------------------------------  -----------------------------------
Total Distributions                                                  (105,053)         (196,323)          (12,357)          (12,145)
===========================================================  ==================================  ===================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                             316,318           351,735            41,739            38,492
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                              33,783            17,368             2,718             6,129
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                              28,464            58,311            22,769             9,964
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                     1,102,157         1,500,985           527,030           315,947
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Issued as reinvestment of distributions
  Class A                                                               3,625             4,564               876               474
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                 537               384                13                14
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                               1,639             2,754               183               193
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                        82,522           156,993             6,359             9,124
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Cost of shares redeemed
  Class A                                                            (266,996)         (307,185)          (15,270)          (17,369)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                              (6,509)           (5,522)           (2,408)           (4,998)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                             (15,907)          (57,029)          (17,223)           (4,767)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                      (825,134)       (1,726,995)         (374,358)         (309,134)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                             454,499            (3,637)          192,428            44,069
-----------------------------------------------------------  ----------------------------------  -----------------------------------

Total Increase (Decrease) in Net Assets                               490,565            52,823           191,583            45,162
===========================================================  ==================================  ===================================

Net Assets:
Beginning of period                                                 3,001,638         2,948,815           210,196           165,034
-----------------------------------------------------------  ----------------------------------  -----------------------------------
End of period *                                                   $ 3,492,203       $ 3,001,638       $   401,779       $   210,196
-----------------------------------------------------------  ----------------------------------  -----------------------------------

* Including net undistributed (overdistributed)
   investment income of:                                          $       802       $       736       $       696       $       741
-----------------------------------------------------------  ----------------------------------  -----------------------------------

Amounts in thousands
                                                             Money Market Fund                   StocksPLUS Fund
                                                             ----------------------------------  -----------------------------------
                                                             Six Months Ended        Year Ended  Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:                        Sept. 30, 1998    March 31, 1998    Sept. 30, 1998    March 31, 1998
                                                                  (Unaudited)                         (Unaudited)
Operations:
Net investment income (loss)                                      $     5,325       $     7,052       $     9,198       $    64,898
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net realized gain (loss)                                                    0                 0           (60,993)           85,623
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net change in unrealized appreciation (depreciation)                        0                 0            (8,081)           21,299
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net increase (decrease) resulting from operations                       5,325             7,052           (59,876)          171,820
===========================================================  ==================================  ==================================

Distributions to Shareholders:
From net investment income
  Class A                                                              (2,045)           (1,970)             (918)           (4,008)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                (116)             (115)           (1,153)           (5,278)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                              (1,872)           (3,020)           (1,125)           (5,834)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                        (1,293)           (1,947)           (5,842)          (35,403)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
In excess of net investment income
  Class A                                                                   0                (1)                0                 0
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                   0                 0                 0                 0
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                                   0                (1)                0                 0
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                             0                (1)                0                 0
-----------------------------------------------------------  ----------------------------------  -----------------------------------
From net realized capital gains
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class A                                                                   0                 0                 0            (3,306)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                   0                 0                 0            (4,591)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                                   0                 0                 0            (4,963)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                             0                 0                 0           (25,779)
-----------------------------------------------------------  ----------------------------------  -----------------------------------

-----------------------------------------------------------  ----------------------------------  -----------------------------------
Total Distributions                                                    (5,326)           (7,055)           (9,038)          (89,162)
===========================================================  ==================================  ===================================

Fund Share Transactions:
Receipts for shares sold
  Class A                                                           1,986,674         1,983,452            51,159            70,046
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                              18,553            14,945            69,292            81,066
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                             863,054         1,189,852            57,047            82,851
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                        82,622           128,183           106,980           227,214
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Issued as reinvestment of distributions
  Class A                                                               1,150             1,226               865             6,748
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                                  99                94             1,053             9,234
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                               1,431             2,314             1,077            10,335
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                           792             1,423             5,128            54,528
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Cost of shares redeemed
  Class A                                                          (1,913,045)       (1,986,890)          (25,546)          (23,650)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class B                                                              (9,892)          (15,245)           (9,818)           (5,397)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Class C                                                            (823,936)       (1,221,867)          (17,953)          (14,121)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
  Other Classes                                                       (89,168)          (97,031)          (67,626)         (165,636)
-----------------------------------------------------------  ----------------------------------  -----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                             118,334               456           171,658           333,218
-----------------------------------------------------------  ----------------------------------  -----------------------------------

Total Increase (Decrease) in Net Assets                               118,333               453           102,744           415,876
===========================================================  ==================================  ==================================

Net Assets:
Beginning of period                                                   156,092           155,639           677,712           261,836
-----------------------------------------------------------  ----------------------------------  -----------------------------------
End of period *                                                   $   274,425       $   156,092       $   780,456       $   677,712
-----------------------------------------------------------  ----------------------------------  -----------------------------------

* Including net undistributed (overdistributed)
   investment income of:                                          $        19       $        20       $    43,968       $    43,808
-----------------------------------------------------------  ----------------------------------  -----------------------------------


84  See accompanying notes

Statement of Cash Flows
For the year or period ended September 30, 1998 (Unaudited)

                                                                        Long-Term U.S.     Foreign      Global Bond    Real Return
Amounts in thousands                                                    Government Fund    Bond Fund    Fund II        Bond Fund
                                                                        ---------------    ---------    -----------    -----------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                                      $   135,767    $   175,047    $     3,833    $     4,939
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Redemptions of Fund shares                                                    (33,155)       (61,045)        (5,208)        (2,239)
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Cash distributions paid                                                          (660)        (3,463)           (95)           (48)
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Proceeds from financing transactions                                           75,911        222,438          2,496          9,564
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Net increase (decrease) from financing activities                             177,863        332,977          1,026         12,216
=======================================================================   ===========    ===========    ===========    ===========

Operating Activities
Purchases of long-term securities and foreign currency                       (421,051)    (1,049,494)       (85,824)       (77,457)
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Proceeds from sales of long-term securities and foreign currency              243,048        708,493         71,097        (67,426)
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Purchases of short-term securities (net)                                        1,403          7,182         13,114         (2,387)
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Net investment income                                                           3,458         14,724          1,175            292
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Change in other receivables/payables (net)                                     (1,774)       (13,235)          (572)           (80)
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
Net increase (decrease) from operating activities                            (174,916)      (332,330)        (1,010)       (11,490)
=======================================================================   ===========    ===========    ===========    ===========

Net Increase in Cash and Foreign Currency                                       2,947            647             16             10
=======================================================================   ===========    ===========    ===========    ===========

Cash and Foreign Currency
Beginning of period                                                                23          1,867            224              2
-----------------------------------------------------------------------   -----------    -----------    -----------    -----------
End of period                                                             $     2,970    $     2,514    $       240    $        12
=======================================================================   ===========    ===========    ===========    ===========


                                                      See accompanying notes  85

Notes to Financial Statements
September 30, 1998 (Unaudited)


1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 25 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Commercial Mortgage Securities and StocksPLUS Short Strategy Funds had not commenced operations as of September 30, 1998. Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS Fund, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter-party to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased are amounts of $111,689,167, $506,949,577, $25,092,170, $1,031,379, $23,125,500,
$958,768,306, $15,578,323, $4,841,002 and $138,319 for Long-Term U.S.
Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield, Total Return, Real Return Bond, Low Duration and StocksPLUS Funds, respectively, related to these financing transactions.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

September 30, 1998 (Unaudited)


Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.40% for the StocksPLUS Fund, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Short-Term, Municipal Bond and Money Market Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at an annual rate of 0.18% for the Total Return and Low Duration Funds, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.30% for the Global Bond Fund, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for Short-Term, Total Return and Low Duration Funds, 0.35% for Municipal Bond, 0.45% for Foreign Bond Fund, 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                                 Effective Rate                  Allowable Rate
                                                     -------------------------------------------------------------------
                                                     Distribution         Servicing     Distribution          Servicing
                                                          Fee (%)           Fee (%)          Fee (%)            Fee (%)
------------------------------------------------------------------------------------------------------------------------
Class A

Money Market Fund                                             --               0.10               --              0.20
All other Funds                                               --               0.25               --              0.25

Class B

All Funds                                                   0.75               0.25             0.75              0.25

Class C

Long-Term U.S. Gov't., Foreign Bond,
Global Bond II, Emerging Markets Bond,
High Yield and Total Return Funds                           0.75               0.25             0.75              0.25

Real Return Bond and StocksPLUS Funds                       0.50               0.25             0.75              0.25

Low Duration Fund                                           0.50               0.25             0.50              0.25

Short-Term Fund                                             0.30               0.25             0.75              0.25

Money Market Fund                                             --               0.10               --              0.20

Class D

Short-Term, Low Duration and
Total Return Funds                                            --               0.25               --              0.50

Municipal Bond Fund                                           --               0.25               --              0.60

Foreign Bond Fund                                             --               0.25               --              0.70

All other Funds                                               --               0.25               --              0.65

     PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Classes shares. For the period ended September 30, 1998, the funds were informed that PFD received $3,213,189 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1998 were as follows (amounts in thousands):

                                       U.S. Government/Agency                       All Other
                                ---------------------------------------------------------------------
                                      Purchases           Sales           Purchases            Sales
-----------------------------------------------------------------------------------------------------
Long-Term U.S. Gov't Fund        $      384,674      $   290,241        $    98,801      $     1,722
Foreign Bond Fund                       374,478          196,631            837,914          680,177
Global Bond Fund II                      29,451           15,232             64,941           55,606
Emerging Markets Bond Fund                    0                0              9,455            8,359
High Yield Fund                           5,760            7,121            965,248          602,127
Municipal Bond Fund                           0                0             63,027           13,274
Total Return Fund                    21,070,030       17,926,804          8,892,839        2,123,781
Real Return Bond Fund                    65,713           63,739              5,381            4,318
Low Duration Fund                     3,891,728        4,601,476          1,154,565          123,601
Short-Term Fund                         240,970           30,181            140,330          105,375
StocksPLUS Fund                         267,354          194,934            250,111          110,473

September 30, 1998 (Unaudited)


5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):


                                                 Long-Term U.S. Gov't Fund                   Foreign Bond Fund
                                            -------------------------------------- --------------------------------------
                                              Six Months Ended     Year Ended       Six Months Ended      Year Ended
                                                  9/30/98            3/31/98            9/30/98            3/31/98
                                              Shares    Amount   Shares    Amount   Shares    Amount   Shares     Amount
------------------------------------------  -------------------------------------- --------------------------------------
Receipts for shares sold
 Class A                                       1,177  $ 13,030      597  $  6,175    1,391  $ 15,055      855  $   9,138
------------------------------------------  -------------------------------------- --------------------------------------
 Class B                                       1,595    17,578      769     8,001      618     6,678      896      9,586
------------------------------------------  -------------------------------------- --------------------------------------
 Class C                                       1,883    20,936      817     8,501      766     8,287    1,458     15,595
------------------------------------------  -------------------------------------- --------------------------------------
 Other Classes                                 7,799    86,192    5,225    53,037   13,195   142,730   21,559    230,423
------------------------------------------  -------------------------------------- --------------------------------------
Shares issued in reorganization
 Class A                                           0         0        0         0        0         0        0          0
------------------------------------------  -------------------------------------- --------------------------------------
 Class B                                           0         0        0         0        0         0        0          0
------------------------------------------  -------------------------------------- --------------------------------------
 Class C                                           0         0        0         0        0         0        0          0
------------------------------------------  -------------------------------------- --------------------------------------
 Other Classes                                     0         0        0         0        0         0        0          0
------------------------------------------  -------------------------------------- --------------------------------------
Issued as reinvestment of distributions
 Class A                                          17       184       11       116       30       324       35        373
------------------------------------------  -------------------------------------- --------------------------------------
 Class B                                          24       269       12       121       23       250       43        455
------------------------------------------  -------------------------------------- --------------------------------------
 Class C                                          19       213       11       116       37       404       73        771
------------------------------------------  -------------------------------------- --------------------------------------
 Other Classes                                   171     1,892      203     2,095      855     9,256    2,019     21,446
------------------------------------------  -------------------------------------- --------------------------------------
Cost of shares redeemed
 Class A                                        (481)   (5,411)    (154)   (1,612)    (270)   (2,911)     (66)      (703)
------------------------------------------  -------------------------------------- --------------------------------------
 Class B                                        (131)   (1,443)    (118)   (1,248)     (58)     (625)     (66)      (702)
------------------------------------------  -------------------------------------- --------------------------------------
 Class C                                        (465)   (5,116)    (171)   (1,794)    (141)   (1,527)    (112)    (1,194)
------------------------------------------  -------------------------------------- --------------------------------------
 Other Classes                                (1,951)  (21,321)  (2,497)  (25,373)  (5,238)  (56,624)  (9,585)  (102,098)
------------------------------------------  -------------------------------------- --------------------------------------

Net increase (decrease) resulting from
Fund share transactions                        9,657  $107,003    4,705  $ 48,135   11,208  $121,297   17,109   $183,090
==========================================  ====================================== ======================================


                                                     Total Return Fund                     Real Return Bond Fund
                                          -------------------------------------------  -----------------------------------
                                            Six Months Ended        Year Ended         Six Months Ended     Year Ended
                                                9/30/98               3/31/98              9/30/98            3/31/98
                                            Shares    Amount     Shares     Amount     Shares    Amount   Shares   Amount
----------------------------------------- -------------------------------------------  -----------------------------------
Receipts for shares sold
 Class A                                    27,487 $   294,842    43,181  $  460,620       26    $   250    118   $ 1,170
----------------------------------------- -------------------------------------------  -----------------------------------
 Class B                                    14,382     154,871    11,221     119,773      163      1,591    131     1,292
----------------------------------------- -------------------------------------------  -----------------------------------
 Class C                                    13,943     150,000    14,063     149,964      248      2,428    114     1,136
----------------------------------------- -------------------------------------------  -----------------------------------
 Other Classes                             462,816   4,962,771   609,112   6,481,902       74        716    465     4,626
----------------------------------------- -------------------------------------------  -----------------------------------
Issued as reinvestment of distributions
 Class A                                     1,506      16,226     1,979      21,051        1          8      2        24
----------------------------------------- -------------------------------------------  -----------------------------------
 Class B                                       386       4,158       613       6,517        4         43      3        34
----------------------------------------- -------------------------------------------  -----------------------------------
 Class C                                       758       8,165     1,747      18,558        1         14      3        33
----------------------------------------- -------------------------------------------  -----------------------------------
 Other Classes                              42,886     461,820    99,374   1,055,758       17        170     34       333
----------------------------------------- -------------------------------------------  -----------------------------------
Cost of shares redeemed
 Class A                                    (9,688)   (104,535)   (6,141)    (65,456)     (18)      (173)   (83)     (818)
----------------------------------------- -------------------------------------------  -----------------------------------
 Class B                                    (1,830)    (19,658)   (1,444)    (15,356)     (46)      (453)   (32)     (323)
----------------------------------------- -------------------------------------------  -----------------------------------
 Class C                                    (4,524)    (48,513)   (9,698)   (102,973)    (103)    (1,014)   (82)     (812)
----------------------------------------- -------------------------------------------  -----------------------------------
 Other Classes                            (235,202) (2,534,027) (344,881) (3,674,270)     (62)      (604)  (501)   (5,016)
----------------------------------------- -------------------------------------------  -----------------------------------

Net increase (decrease) resulting from
Fund share transactions                    312,920 $ 3,346,120   419,126  $4,456,088      305    $ 2,976    172   $ 1,679
========================================= ===========================================  ===================================

                                                 Global Bond Fund II           Emerging Markets Bond Fund
                                           --------------------------------- --------------------------------
                                           Six Months Ended   Year Ended     Six Months Ended   Year Ended
                                                9/30/98         3/31/98           9/30/98         3/31/98
                                            Shares  Amount  Shares  Amount    Shares  Amount  Shares  Amount
------------------------------------------ --------------------------------- --------------------------------
Receipts for shares sold
 Class A                                       66  $   657    499  $  5,409     19    $  144     37  $   353
------------------------------------------ --------------------------------- --------------------------------
 Class B                                       64      638    117     1,255     29       227     31      294
------------------------------------------ --------------------------------- --------------------------------
 Class C                                       64      640    158     1,717     21       191     14      132
------------------------------------------ --------------------------------- --------------------------------
 Other Classes                                192    1,896  2,462    24,247     58       506    395    3,907
------------------------------------------ --------------------------------- --------------------------------
Shares issued in reorganization
 Class A                                        0        0      0         0      0         0      0        0
------------------------------------------ --------------------------------- --------------------------------
 Class B                                        0        0      0         0      0         0      0        0
------------------------------------------ --------------------------------- --------------------------------
 Class C                                        0        0      0         0      0         0      0        0
------------------------------------------ --------------------------------- --------------------------------
 Other Classes                                  0        0      0         0      0         0      0        0
------------------------------------------ --------------------------------- --------------------------------
Issued as reinvestment of distributions
 Class A                                       14      141    105     1,055      1         7      1        9
------------------------------------------ --------------------------------- --------------------------------
 Class B                                        8       78     58       578      1         6      1        7
------------------------------------------ --------------------------------- --------------------------------
 Class C                                       13      126     94       942      1        33      1        6
------------------------------------------ --------------------------------- --------------------------------
 Other Classes                                 72      715     10       100     20       133     22      212
------------------------------------------ --------------------------------- --------------------------------
Cost of shares redeemed
 Class A                                     (361)  (3,563)  (623)   (6,982)   (29)     (238)    (6)     (54)
------------------------------------------ --------------------------------- --------------------------------
 Class B                                      (90)    (891)   (88)     (940)   (43)     (336)     0        0
------------------------------------------ --------------------------------- --------------------------------
 Class C                                      (81)    (809)  (128)   (1,407)   (14)      (96)     0       (3)
------------------------------------------ --------------------------------- --------------------------------
 Other Classes                                  0        0      0         0     (3)      (22)   (37)    (350)
------------------------------------------ --------------------------------- --------------------------------

Net increase (decrease) resulting from
Fund share transactions                       (39) $  (372) 2,664  $ 25,974     61    $  555    459  $ 4,513
========================================== ================================= ================================


                                                      High Yield Fund                      Municipal Bond Fund
                                           ----------------------------------------- --------------------------------
                                           Six Months Ended        Year Ended        Six Months Ended   Period Ended
                                                9/30/98              3/31/98            9/30/98          3/31/98
                                            Shares   Amount     Shares     Amount    Shares  Amount   Shares  Amount
------------------------------------------ ----------------------------------------- --------------------------------
Receipts for shares sold
 Class A                                     2,999  $  34,543     5,603  $   64,633    133  $  1,329    300  $ 3,000
------------------------------------------ ----------------------------------------- --------------------------------
 Class B                                     5,033     57,910     8,820     101,900    128     1,288      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Class C                                    10,403    120,338    11,386     131,535    262     2,644      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Other Classes                              42,275    487,002    91,226   1,055,297    338     3,415      0        0
------------------------------------------ ----------------------------------------- --------------------------------
Shares issued in reorganization
 Class A                                         0          0         0           0    676     6,783      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Class B                                         0          0         0           0    394     3,958      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Class C                                         0          0         0           0  3,645    36,555      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Other Classes                                   0          0         0           0      0         0      0        0
------------------------------------------ ----------------------------------------- --------------------------------
Issued as reinvestment of distributions
 Class A                                       159      1,823       236       2,723      6        57      3       33
------------------------------------------ ----------------------------------------- --------------------------------
 Class B                                       285      3,264       381       4,397      2        23      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Class C                                       582      6,662     1,066      12,300     24       239      0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Other Classes                               6,274     71,785     7,969      92,015      8        85      0        0
------------------------------------------ ----------------------------------------- --------------------------------
Cost of shares redeemed
 Class A                                    (2,243)   (25,636)   (2,364)    (27,260)   (46)     (464)     0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Class B                                    (1,653)   (18,881)   (1,243)    (14,335)   (28)     (289)     0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Class C                                    (9,690)   (111,879)  (6,522)    (75,236)  (258)   (2,592)     0        0
------------------------------------------ ----------------------------------------- --------------------------------
 Other Classes                             (22,394)   (255,590) (21,515)   (244,929)    (8)      (76)     0        0
------------------------------------------ ----------------------------------------- --------------------------------

Net increase (decrease) resulting from
Fund share transactions                     32,030  $371,341     95,043  $1,103,040  5,276  $ 52,953    303  $ 3,033
========================================== ========================================= ================================

                                                      Low Duration Fund                        Short-Term Fund
                                           ---------------------------------------  -------------------------------------
                                           Six Months Ended        Year Ended       Six Months Ended      Year Ended
                                                9/30/98              3/31/98             9/30/98            3/31/98
                                           Shares    Amount    Shares      Amount   Shares     Amount  Shares     Amount
------------------------------------------ ---------------------------------------  -------------------------------------
Receipts for shares sold
 Class A                                    31,075  $316,318    34,531    $351,735    4,153  $  41,739   3,832  $  38,492
------------------------------------------ ---------------------------------------- --------------------------------------
 Class B                                     3,319    33,783     1,705      17,368      270      2,718     610      6,129
------------------------------------------ ---------------------------------------- --------------------------------------
 Class C                                     2,796    28,464     5,739      58,311    2,268     22,769     991      9,964
------------------------------------------ ---------------------------------------- --------------------------------------
 Other Classes                             108,237 1,102,157   147,614   1,500,985   52,352    527,030  31,443    315,947
------------------------------------------ ---------------------------------------- --------------------------------------
Issued as reinvestment of distributions
 Class A                                       356     3,625       448       4,564       87        876      47        474
------------------------------------------ ---------------------------------------- --------------------------------------
 Class B                                        53       537        38         384        1         13       1         14
------------------------------------------ ---------------------------------------- --------------------------------------
 Class C                                       161     1,639       271       2,754       18        183      19        193
------------------------------------------ ---------------------------------------- --------------------------------------
 Other Classes                               8,102    82,522    15,439     156,993      697      6,359     907      9,124
------------------------------------------ ---------------------------------------- --------------------------------------
Cost of shares redeemed
 Class A                                   (26,243) (266,996)  (30,163)   (307,185)  (1,519)   (15,270) (1,729)   (17,369)
------------------------------------------ ---------------------------------------- --------------------------------------
 Class B                                      (640)   (6,509)     (542)     (5,522)    (240)    (2,408)   (497)    (4,998)
------------------------------------------ ---------------------------------------- --------------------------------------
 Class C                                    (1,563)  (15,907)   (5,625)    (57,029)  (1,717)   (17,223)   (474)    (4,767)
------------------------------------------ ---------------------------------------- --------------------------------------
 Other Classes                             (81,070) (825,134) (169,949) (1,726,995) (37,259)  (374,358)(30,761)  (309,134)
------------------------------------------ ---------------------------------------- --------------------------------------

Net increase (decrease) resulting from
Fund share transactions                     44,583  $454,499      (494) $   (3,637)  19,111   $192,428   4,389  $  44,069
========================================== ======================================== ======================================


                                                          Money Market Fund                           StocksPLUS Fund
                                          ----------------------------------------------- ---------------------------------------
                                            Six Months Ended            Year Ended        Six Months Ended        Year Ended
                                                9/30/98                  3/31/98               9/30/98             3/31/98
                                           Shares      Amount       Shares      Amount    Shares     Amount   Shares     Amount
---------------------------------------- ------------------------------------------------ ---------------------------------------
Receipts for shares sold
 Class A                                  1,986,674  $ 1,986,674   1,983,452  $1,983,452    3,652  $  51,159    5,189  $  70,046
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Class B                                     18,553       18,553      14,945      14,945    5,000     69,292    6,014     81,066
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Class C                                    863,054      863,054   1,189,852   1,189,852    4,089     57,047    6,158     82,851
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Other Classes                               82,622       82,622     128,183     128,183    7,721    106,980   16,952    227,214
---------------------------------------- ------------------------------------------------ ---------------------------------------
Issued as reinvestment of distributions
 Class A                                      1,150        1,150       1,226       1,226       62        865      531      6,748
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Class B                                         99           99          94          94       76      1,053      731      9,234
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Class C                                      1,431        1,431       2,314       2,314       77      1,077      816     10,335
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Other Classes                                  792          792       1,423       1,423      368      5,128    4,264     54,528
---------------------------------------- ------------------------------------------------ ---------------------------------------
Cost of shares redeemed
 Class A                                 (1,913,045)  (1,913,045) (1,986,890) (1,986,890)  (1,852)   (25,546)  (1,748)   (23,650)
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Class B                                     (9,892)      (9,892)    (15,245)    (15,245)    (709)    (9,818)    (400)    (5,397)
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Class C                                   (823,936)    (823,936) (1,221,867) (1,221,867)  (1,305)   (17,953)  (1,049)   (14,121)
---------------------------------------- ------------------------------------------------ ---------------------------------------
 Other Classes                              (89,168)     (89,168)    (97,031)    (97,031)  (4,819)   (67,626) (12,132)  (165,636)
---------------------------------------- ------------------------------------------------ ---------------------------------------
Net increase (decrease) resulting from
Fund share transactions                     118,334     $118,334         456     $   456   12,360   $171,658   25,326   $333,218
======================================== ================================================ =======================================

September 30, 1998 (Unaudited)


6. Reorganization

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                                                Total
                                                            Shares      Value of  Total Net   Total Net    Net Assets     Acquired
                                                         Issued by Shares Issued  Assets of   Assets of  of Acquiring         Fund
                                                         Acquiring  by Acquiring   Acquired   Acquiring    Fund After   Unrealized
Acquiring Fund             Acquired Fund          Date        Fund          Fund       Fund        Fund   Acquisition Appreciation
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Municipal Bond Fund  PIMCO Tax Exempt Fund 06/26/98    4,715    $   47,296 $   47,296   $   4,295    $   51,585    $   2,335
----------------------------------------------------------------------------------------------------------------------------------


7. Federal Income Tax Matters

As of March 31, 1998, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws. As of March 31, 1998, $13,760,932 of capital loss carryforwards in the High Yield Fund expired.

     Additionally, the Foreign Bond, Emerging Markets Bond, Low Duration and Short-Term Funds realized capital losses and/or foreign currency losses during the period November 1, 1997 through March 31, 1998 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $115,196, $161,447, $547,213 and $85,720, respectively.

     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                  Capital Loss Carryforwards
                                    (amounts in thousands)
                        --------------------------------------------
                           Realized         Acquired
                             Losses           Losses      Expiration
--------------------------------------------------------------------
High Yield Fund         $         0    $      50,541        03/31/02
                                  0            5,495        03/31/01

Total Return Fund                 0              988        03/31/04
                                  0            8,185        03/31/02


8. Transactions in Written Call and Put Options.

Transactions in written call and put options were as follows (amounts in thousands):


                          Total Return     Real Return      Low Duration
                                  Fund       Bond Fund              Fund
                                           -----------------------------
                                              Premium
------------------------------------------------------------------------
Balance at 03/31/98        $     3,653      $   88             $     0
Sales                           17,788           0                 859
Closing Buys                         0           0                   0
Expirations                     (5,423)          0                   0
Exercised                         (770)          0                   0
------------------------------------------------------------------------
Balance at 09/30/98        $    15,248      $   88             $   859
========================================================================

PIMCO Funds: Access to the highest standard

[GRAPHIC APPEARS HERE]

PIMCO Funds offers unique access to the institutional investment capabilities of PIMCO Advisors L.P., manager of $226 billion. PIMCO Advisors owns seven independent investment firms, each seeking the highest caliber performance in a specific discipline. Six of these firms currently manage PIMCO Funds. Together, their superior standard of expertise has attracted many prestigious clients, including 46 of the 100 largest U.S. corporations. To learn more about PIMCO Funds, speak to your financial advisor, or call 1-800-227-7337.


Manager Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

Distributor                   PIMCO Funds Distributors LLC, 2187 Atlantic
                              Street, Stamford, CT 06902

Custodian                     Investors Fiduciary Trust Company, 801
                              Pennsylvania, Kansas City, MO 64105

Shareholder                   Shareholder Services, Inc., P.O. Box 5866, Denver,
Servicing Agent and           CO 80217
Transfer Agent

Independent                   PricewaterhouseCoopers LLP, 1055 Broadway,
Accountant                    Kansas City, MO, 64105

Legal Counsel                 Dechert Price & Rhoads, 1775 Eye Street N.W.,
                              Washington, DC, 20006

For Account                   For PIMCO Funds account information contact your
Information                   financial advisor, or if you receive account
                              statements directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm eastern time.

Web Site                      https://www.pimcofunds.com

This is a copy of a report by PIMCO Funds to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when preceded or accompanied by the Trust's Prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. This report does not offer for sale or solicit orders to buy any securities.



                                                                     PZ002.10/98

                            P I M C O
                                FUNDS

PIMCO Funds
DISTRIBUTORS LLC

2187 ATLANTIC STREET
STAMFORD, CT 06902